UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-09903

BNY Mellon Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	08/31
Date of reporting period:	11/30/2012

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
BNY Mellon Asset Allocation Fund
November 30, 2012 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--17.0%	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./Auto Receivables--.3%
Ally Auto Receivables Trust,
Ser. 2010-3, Cl. A4	1.55	8/17/15	300,000		303,765
AmeriCredit Automobile Receivables
Trust, Ser. 2011-3, Cl. A3	1.17	1/8/16	485,000		487,751
Nissan Auto Receivables Owner
Trust, Ser. 2010-A, Cl. A4	1.31	9/15/16	360,000		363,407
					1,154,923
Casinos--.2%
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.08	10/1/16	204,000	a	195,134
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.44	10/1/16	174,000	a	166,438
Seminole Indian Tribe of Florida,
Sr. Scd. Notes	5.80	10/1/13	265,000	a	270,434
Seminole Indian Tribe of Florida,
Notes	7.75	10/1/17	105,000	a	114,975
					746,981
Commercial Mortgage Pass-Through Ctfs.--.3%
GE Capital Commercial Mortgage,
Ser. 2004-C3, Cl. A3	4.87	7/10/39	2,139	b	2,139
GMAC Commercial Mortgage
Securities Trust, Ser. 2001-C2, Cl. B	6.79	4/15/34	138,898		138,625
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2004-C1, Cl. A2	4.30	1/15/38	6,692		6,784
UBS Commercial Mortgage Trust,
Ser. 2012-C1, Cl. A3	3.40	5/10/45	155,000		167,818
UBS-Citigroup Commercial Mortgage
Trust, Ser. 2011-C1, Cl. A2	2.80	1/10/45	850,000		907,374
WFRBS Commercial Mortgage Trust,
Ser. 2011-C5, Cl. A2	2.68	11/15/44	80,000		84,966
					1,307,706
Consumer Discretionary--.7%
Amazon.com,
Sr. Unscd. Notes	2.50	11/29/22	345,000		344,061
Comcast,
Gtd. Notes	3.13	7/15/22	180,000		188,440
Comcast,
Gtd. Notes	5.90	3/15/16	435,000		503,435
Johnson Controls,
Sr. Unscd. Notes	3.75	12/1/21	440,000		472,886
News America,
Gtd. Notes	6.15	3/1/37	265,000		325,285
Time Warner Cable,
Gtd. Notes	4.13	2/15/21	565,000		621,589
Time Warner,
Gtd. Notes	4.00	1/15/22	350,000		384,122
					2,839,818
Consumer Staples--.4%
Anheuser-Busch InBev Worldwide,
Gtd. Notes	2.50	7/15/22	305,000		307,051
PepsiCo,
Sr. Unscd. Notes	4.50	1/15/20	375,000		440,078
Pernod-Ricard,
Sr. Unscd. Notes	4.45	1/15/22	290,000	a	320,109

Walgreen,
Sr. Unscd. Notes	3.10	9/15/22	330,000		336,393
					1,403,631
Energy--.1%
BP Capital Markets,
Gtd. Notes	3.88	3/10/15	290,000		309,984
Petrobras International Finance,
Gtd. Notes	5.38	1/27/21	100,000		112,959
					422,943
Financial--2.6%
American International Group,
Sr. Unscd. Notes	4.25	9/15/14	520,000		549,699
Bank of America,
Sub. Notes	5.49	3/15/19	970,000		1,073,226
BBVA US Senior,
Bank Gtd. Notes	3.25	5/16/14	370,000		370,177
Bear Stearns,
Sub. Notes	5.55	1/22/17	395,000		447,331
BlackRock,
Sr. Unscd. Notes	6.25	9/15/17	420,000		516,039
Boston Properties,
Sr. Unscd Notes	4.13	5/15/21	360,000		395,476
Citigroup,
Sub. Notes	5.00	9/15/14	415,000		437,186
Citigroup,
Sr. Unscd. Notes	6.13	11/21/17	195,000		232,016
Ford Motor Credit,
Sr. Unscd. Notes	3.00	6/12/17	320,000		326,411
General Electric Capital,
Sub. Notes	5.30	2/11/21	540,000		626,489
Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	445,000		496,735
HSBC Finance,
Sr. Sub. Notes	6.68	1/15/21	582,000		692,898
Jefferies Group,
Sr. Unscd. Notes	5.13	4/13/18	350,000		367,062
Jefferies Group,
Sr. Unscd. Notes	8.50	7/15/19	305,000		359,137
MetLife,
Sr. Unscd. Notes	7.72	2/15/19	345,000		454,619
Morgan Stanley,
Sub. Notes	4.75	4/1/14	590,000	c	610,856
NYSE Euronext,
Sr. Unscd. Notes	2.00	10/5/17	385,000		396,888
Prudential Financial,
Sr. Unscd. Notes	4.75	9/17/15	395,000		435,474
Rabobank Nederland,
Bank Gtd. Notes	5.25	5/24/41	330,000		392,471
RBS Citizens Financial Group,
Sub. Notes	4.15	9/28/22	445,000	a	452,851
Simon Property Group,
Sr. Unscd. Notes	5.65	2/1/20	450,000		543,282
TD Ameritrade Holding,
Gtd. Notes	4.15	12/1/14	335,000		357,615
					10,533,938
Foreign/Governmental--.2%
Mexican Government,
Sr. Unscd. Notes	5.63	1/15/17	315,000		368,550
Mexican Government,
Sr. Unscd. Notes	6.63	3/3/15	185,000		208,217
Province of Ontario Canada,
Sr. Unscd. Bonds	4.00	10/7/19	330,000		382,321
					959,088

Health Care--.3%
Amgen,
Sr. Unscd. Notes	5.65	6/15/42	410,000		499,310
Catholic Health Initiatives,
Scd. Bonds	2.95	11/1/22	195,000		199,807
Thermo Fisher Scientific,
Sr. Unscd. Notes	2.25	8/15/16	280,000		291,335
					990,452
Industrial--.3%
ABB Finance USA,
Gtd. Notes	2.88	5/8/22	575,000		595,400
CRH America,
Gtd. Notes	5.30	10/15/13	405,000		419,727
Tyco International Finance,
Gtd. Notes	3.38	10/15/15	56,000		59,583
					1,074,710
Information Technology--.2%
Oracle,
Sr. Unscd. Notes	5.75	4/15/18	520,000		637,995
Materials--.1%
Eastman Chemical,
Sr. Unscd. Notes	3.60	8/15/22	365,000		383,462
Municipal Bonds--1.1%
California,
GO (Build America Bonds)	7.30	10/1/39	575,000		798,267
Chicago,
GO	7.78	1/1/35	340,000		447,345
Illinois,
GO	4.42	1/1/15	440,000		467,416
Los Angeles Community College
District, GO (Build America
Bonds)	6.75	8/1/49	655,000		926,386
Massachusetts,
GO (Build America Bonds)	4.20	12/1/21	210,000		243,018
New Jersey Turnpike Authority,
Turnpike Revenue (Build
America Bonds)	7.10	1/1/41	435,000		631,694
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Build
America Bonds)	6.28	6/15/42	320,000		379,459
Oakland Unified School District,
GO (Build America Bonds)	9.50	8/1/34	180,000		218,488
Puerto Rico Commonwealth
Government Development Bank,
Revenue Bonds	3.67	5/1/14	415,000		418,225
					4,530,298
Telecommunications--.5%
AT&T,
Sr. Unscd. Notes	4.45	5/15/21	450,000		525,332
Rogers Communications,
Gtd. Notes	6.38	3/1/14	380,000		406,574
Telefonica Emisiones,
Gtd. Notes	5.13	4/27/20	495,000		497,475
Verizon Communications,
Sr. Unscd. Notes	5.50	2/15/18	550,000		664,794
					2,094,175
U.S. Government Agencies--.1%
Federal National Mortgage
Association, Notes	2.63	10/10/24	350,000	d	352,286
U.S. Government Agencies/Mortgage-Backed--5.1%
Federal Home Loan Mortgage Corp.:

2.50%, 4/1/27			363,146	d	379,630
3.00%, 11/1/42			760,000	d	799,154
4.00%, 1/1/41			459,915	d	490,898
4.50%, 5/1/39 - 11/1/41			3,163,247	d	3,491,338
5.00%, 7/1/40			969,971	d	1,050,102
5.50%, 12/1/37 - 12/1/38			1,139,288	d	1,243,279
Federal National Mortgage Association:
3.00%, 8/1/27 - 10/1/32			1,491,208	d	1,575,285
3.34%, 4/1/41			453,469	b,d	477,429
3.50%, 1/1/26 - 6/1/42			3,607,255	d	3,862,484
4.00%, 9/1/24 - 4/1/42			2,815,535	d	3,047,516
4.50%, 6/1/23 - 7/1/24			350,510	d	377,263
5.00%, 12/1/21 - 2/1/41			1,575,639	d	1,733,482
5.50%, 4/1/36 - 3/1/38			1,122,540	d	1,242,075
6.00%, 4/1/33 - 12/1/37			590,672	d	663,817
6.50%, 10/1/36			83,157	d	93,754
					20,527,506
U.S. Government Securities--4.4%
U.S. Treasury Inflation Protected Securities:
Bonds, 2.38%, 1/15/27			745,856	c,e	870,320
Notes, 0.63%, 7/15/21			610,892	c,e	700,617
Notes, 1.38%, 7/15/18			590,205	c,e	690,586
Notes, 1.38%, 1/15/20			497,596	e	594,045
Notes, 2.38%, 1/15/17			745,856	c,e	1,041,226
U.S. Treasury Notes:
0.25%, 1/15/15			760,000	c	759,644
0.25%, 8/15/15			2,045,000	c	2,042,125
0.25%, 9/15/15			770,000	c	768,737
0.38%, 4/15/15			865,000	c	866,893
0.63%, 9/30/17			515,000	c	515,885
0.75%, 6/15/14			1,230,000	c	1,239,754
0.75%, 6/30/17			110,000	c	111,014
0.75%, 10/31/17			650,000	c	654,723
1.25%, 3/15/14			1,270,000	c	1,286,669
1.25%, 4/30/19			590,000	c	602,491
1.38%, 2/28/19			970,000	c	1,000,086
1.50%, 6/30/16			500,000	c	519,453
1.50%, 7/31/16			510,000		530,161
1.75%, 7/31/15			750,000	c	778,652
1.75%, 5/15/22			1,935,000	c	1,974,608
2.25%, 7/31/18			180,000	c	194,878
					17,742,567
Utilities--.1%
Boston Gas,
Sr. Unscd. Notes	4.49	2/15/42	250,000	a	269,267
Hydro-Quebec,
Gov't Gtd. Notes	2.00	6/30/16	280,000		292,601
					561,868
Total Bonds and Notes
(cost $63,650,561)					68,264,347

Common Stocks--17.6%			Shares		Value ($)
Consumer Discretionary--1.8%
Amazon.com			3,750	f	945,187
Autoliv			10,450		630,762
Carnival			13,120		507,219
CBS, Cl. B			30,130		1,084,077
News, Cl. A			54,260		1,336,966
PVH			7,040		806,714
Target			11,960		755,035
Walt Disney			26,330		1,307,548
					7,373,508
Consumer Staples--1.8%

Coca-Cola Enterprises	25,060		781,371
ConAgra Foods	11,880		354,737
Dr. Pepper Snapple Group	9,140		409,929
PepsiCo	24,960		1,752,442
Philip Morris International	18,040		1,621,435
Ralcorp Holdings	5,390	f	480,465
Unilever, ADR	42,250		1,620,287
			7,020,666
Energy--2.0%
Anadarko Petroleum	11,220		821,192
Apache	11,490		885,764
Ensco, Cl. A	17,370		1,011,455
EOG Resources	4,700		552,814
Exxon Mobil	20,540		1,810,396
National Oilwell Varco	17,760		1,213,008
Occidental Petroleum	11,480		863,411
TransCanada	14,790		680,192
			7,838,232
Exchange-Traded Funds--.3%
Standard & Poor's Depository
Receipts S&P 500 ETF Trust	1,024,859		1,066,125
Financial--2.7%
American Express	19,280		1,077,752
American International Group	22,930	f	759,671
American Tower	4,760		356,667
Ameriprise Financial	15,010		910,657
Bank of America	51,910		511,833
Capital One Financial	11,250		648,000
CBRE Group, Cl. A	19,210	f	363,645
Chubb	9,230		710,618
IntercontinentalExchange	5,000	f	660,750
JPMorgan Chase & Co.	34,312		1,409,537
Moody's	16,750		813,715
T. Rowe Price Group	11,970		774,100
Wells Fargo & Co.	56,860		1,876,948
			10,873,893
Health Care--2.6%
Allscripts Healthcare Solutions	26,160	f	290,899
Cigna	11,410		596,401
Covidien	21,542		1,251,806
Johnson & Johnson	15,790		1,101,037
McKesson	7,560		714,193
Merck & Co.	45,690		2,024,067
Pfizer	105,550		2,640,861
Sanofi, ADR	40,100		1,789,262
			10,408,526
Industrial--1.9%
ADT	5,091		233,677
Caterpillar	9,290		791,880
Cooper Industries	15,790		1,176,355
Danaher	11,100		599,067
Eaton	8,650		451,184
FedEx	13,040		1,167,471
Fluor	11,350		602,458
General Electric	80,540		1,701,810
Pentair	2,443		118,461
Robert Half International	18,020		509,245
Tyco International	10,182		288,863
			7,640,471
Information Technology--3.3%
Alliance Data Systems	9,370	f	1,335,131
Apple	7,410		4,336,925
Cognizant Technology Solutions,

Cl. A	11,190	f	752,304
EMC	42,270	f	1,049,141
Informatica	12,050	f	323,783
International Business Machines	5,490		1,043,484
Intuit	12,890		772,240
Oracle	33,870		1,087,227
QUALCOMM	23,550		1,498,251
Teradata	7,315	f	435,096
VMware, Cl. A	8,012	f	728,691
			13,362,273
Materials--.5%
LyondellBasell Industries, Cl. A	19,410		965,259
Praxair	6,660		714,019
Vale, ADR	25,530		444,988
			2,124,266
Telecommunications--.3%
AT&T	38,497		1,313,903
Utilities--.4%
NextEra Energy	22,630		1,554,907
Total Common Stocks
(cost $56,784,878)			70,576,770

Other Investment--65.0%
Registered Investment Companies:
ASG Global Alternatives Fund, Cl.
Y	780,248	f	8,301,835
BNY Mellon Emerging Markets Fund,
Cl. M	3,924,399	g	38,262,890
BNY Mellon Focused Equity
Opportunities Fund, Cl. M	2,035,403	g	26,846,959
BNY Mellon Intermediate Bond Fund,
Cl. M	1,042,676	g	13,836,312
BNY Mellon International Fund, Cl.
M	883,599	g	8,809,482
BNY Mellon Mid Cap Multi-Strategy
Fund, Cl. M	1,565,056	g	18,624,166
BNY Mellon Short-Term U.S.
Government Securities Fund,
Cl. M	1,196,404	g	14,572,195
BNY Mellon Small/Mid Cap Fund, Cl.
M	649,291	g	8,362,872
BNY Mellon U.S. Core Equity 130/30
Fund, Cl. M	956,880	g	11,788,756
Dreyfus Emerging Markets Debt
Local Currency Fund, Cl. I	324,449	g	4,928,387
Dreyfus Global Real Estate
Securities Fund, Cl. I	1,073,159	g	8,821,369
Dreyfus High Yield Fund, Cl. I	1,924,524	g	12,701,858
Dreyfus Inflation Adjusted
Securities Fund, Institutional Shares	806,860	g	11,683,329
Dreyfus Institutional Preferred
Plus Money Market Fund	3,580,284	h	3,580,284
Dreyfus Select Managers Small Cap
Growth Fund, Cl. I	417,876	f,g	7,755,778
Dreyfus Select Managers Small Cap
Value Fund, Cl. I	515,929	g	10,236,034
Dreyfus U.S. Equity Fund, Cl. I	1,274,423	g	19,766,300
Dreyfus/Newton International
Equity Fund, Cl. I	251,072	g	4,308,398
Guggenheim Managed Futures
Strategy Fund, Cl. Y	187,227	f	3,969,210
Global Stock Fund, Cl. I	996,252	g	15,182,885
TCW Emerging Markets Income Fund,

Cl. I	894,206	8,387,648
Total Other Investment
(cost $240,594,623)		260,726,947
Investment of Cash Collateral for
Securities Loaned--.2%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $631,300)	631,300 [h]	631,300
Total Investments (cost $361,661,362)	99.8%	400,199,364
Cash and Receivables (Net)	.2%	731,305
Net Assets	100.0%	400,930,669

ADR - American Depository Receipts
GO - General Obligation

a	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2012, these securities were valued at $1,789,208 or .4% of net assets.
b	Variable rate security--interest rate subject to periodic change.
c	Security, or portion thereof, on loan. At November 30, 2012, the value of the fund's securities on loan was
$16,910,620 and the value of the collateral held by the fund was $17,284,417, consisting of cash collateral of
$631,300 and U.S. Government and Agency securities valued at $16,653,117.
d	The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
e	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
f	Non-income producing security.
g	Investment in affiliated mutual fund.
h	Investment in affiliated money market mutual fund.

At November 30, 2012, net unrealized appreciation on investments was $38,538,002 of which $40,406,691 related to appreciated investment securities and $1,868,689 related to depreciated investment securities.
At November 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Domestic	39.9
Mutual Funds: Foreign	24.2
Common Stocks	17.3
U.S. Government & Agencies	9.6
Corporate Bonds	5.5
Money Market Investment	1.1
Municipal Bonds	1.1
Asset/Mortgage-Backed	.6
Exchange-Traded Funds	.3
Foreign/Governmental	.2
99.8

† Based on net assets.

The following is a summary of the inputs used as of November 30, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	1,154,923	-	1,154,923
Commercial Mortgage-Backed	-	1,307,706	-	1,307,706
Corporate Bonds+	-	21,689,973	-	21,689,973
Equity Securities - Domestic Common Stocks+	63,333,699	-	-	63,333,699
Equity Securities - Foreign Common Stocks+	6,176,946	-	-	6,176,946
Exchange-Traded Funds	1,066,125	-	-	1,066,125
Foreign Government	-	959,088	-	959,088
Municipal Bonds	-	4,530,298	-	4,530,298
Mutual Funds	261,358,247	-	-	261,358,247
U.S. Government Agencies/Mortgage-Backed	-	20,879,792	-	20,879,792
U.S. Treasury	-	17,742,567	-	17,742,567

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Bond Fund
November 30, 2012 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--97.2%	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./Auto Receivables--1.1%
Ally Auto Receivables Trust,
Ser. 2010-3, Cl. A4	1.55	8/17/15	3,545,000		3,589,495
AmeriCredit Automobile Receivables
Trust, Ser. 2011-3, Cl. A3	1.17	1/8/16	1,500,000		1,508,508
Nissan Auto Receivables Owner
Trust, Ser. 2010-A, Cl. A4	1.31	9/15/16	3,965,000		4,002,527
World Omni Auto Receivables Trust,
Ser. 2011-A, Cl. A3	1.11	5/15/15	5,175,040		5,196,819
					14,297,349
Casinos--.6%
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.08	10/1/16	1,351,000	a	1,292,286
Agua Caliente Band of Cahuilla
Indians, Scd. Notes	6.35	10/1/15	1,097,000	a	1,063,640
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.44	10/1/16	1,608,000	a	1,538,116
Seminole Indian Tribe of Florida,
Sr. Scd. Notes	5.80	10/1/13	3,296,000	a	3,363,584
Seminole Indian Tribe of Florida,
Notes	7.75	10/1/17	1,130,000	a	1,237,350
					8,494,976
Commercial Mortgage Pass-Through Ctfs.--2.0%
Commercial Mortgage Asset Trust,
Ser. 1999-C1, Cl. D	7.35	1/17/32	2,260,000	b	2,366,251
GE Capital Commercial Mortgage,
Ser. 2004-C3, Cl. A3	4.87	7/10/39	18,226	b	18,225
GMAC Commercial Mortgage
Securities, Ser. 2001-C2, Cl. B	6.79	4/15/34	1,608,292		1,605,132
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2004-C1, Cl. A2	4.30	1/15/38	75,651		76,686
UBS Commercial Mortgage Trust,
Ser. 2012-C1, Cl. A3	3.40	5/10/45	8,670,000		9,386,979
UBS-Citigroup Commercial Mortgage
Trust, Ser. 2011-C1, Cl. A2	2.80	1/10/45	10,750,000		11,475,614
WFRBS Commercial Mortgage Trust,
Ser. 2011-C5, Cl. A2	2.68	11/15/44	940,000		998,346
					25,927,233
Consumer Discretionary--4.5%
Amazon.com,
Sr. Unscd. Notes	2.50	11/29/22	6,675,000		6,656,831
Comcast,
Gtd. Notes	3.13	7/15/22	3,820,000		3,999,124
Comcast,

Gtd. Notes	5.90	3/15/16	8,010,000		9,270,141
Johnson Controls,
Sr. Unscd. Notes	3.75	12/1/21	8,110,000		8,716,141
News America,
Gtd. Notes	6.15	3/1/37	5,054,000		6,203,729
Time Warner Cable,
Gtd. Notes	4.13	2/15/21	10,550,000		11,606,656
Time Warner,
Gtd. Notes	4.00	1/15/22	6,125,000		6,722,138
Walgreen,
Sr. Unscd. Notes	3.10	9/15/22	6,500,000		6,625,931
					59,800,691
Consumer Staples--1.6%
Anheuser-Busch InBev Worldwide,
Gtd. Notes	2.50	7/15/22	6,160,000		6,201,426
PepsiCo,
Sr. Unscd. Notes	4.50	1/15/20	7,040,000		8,261,736
Pernod-Ricard,
Sr. Unscd. Notes	4.45	1/15/22	5,610,000	a	6,192,453
					20,655,615
Energy--.6%
BP Capital Markets,
Gtd. Notes	3.88	3/10/15	5,565,000		5,948,495
Petrobras International Finance,
Gtd. Notes	5.38	1/27/21	1,925,000		2,174,461
					8,122,956
Financial--15.0%
American International Group,
Sr. Unscd. Notes	4.25	9/15/14	9,360,000		9,894,578
Bank of America,
Sub. Notes	5.49	3/15/19	19,975,000		22,100,720
BBVA US Senior,
Bank Gtd. Notes	3.25	5/16/14	6,655,000		6,658,188
Bear Stearns,
Sub. Notes	5.55	1/22/17	5,681,000		6,433,642
BlackRock,
Sr. Unscd. Notes	6.25	9/15/17	7,860,000		9,657,307
Boston Properties,
Sr. Unscd. Notes	4.13	5/15/21	7,185,000		7,893,039
Citigroup,
Sub. Notes	5.00	9/15/14	6,815,000		7,179,330
Citigroup,
Sr. Unscd. Notes	6.13	11/21/17	3,135,000		3,730,111
Ford Motor Credit,
Sr. Unscd. Notes	3.00	6/12/17	6,225,000		6,349,718
General Electric Capital,
Sub. Notes	5.30	2/11/21	12,835,000		14,890,718
Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	8,270,000		9,231,462
HSBC Finance,
Sr. Sub. Notes	6.68	1/15/21	10,510,000		12,512,638

Jefferies Group,
Sr. Unscd. Notes	5.13	4/13/18	6,720,000		7,047,600
Jefferies Group,
Sr. Unscd. Notes	8.50	7/15/19	5,853,000		6,891,907
MetLife,
Sr. Unscd. Notes	7.72	2/15/19	6,865,000		9,046,265
Morgan Stanley,
Sub. Notes	4.75	4/1/14	9,590,000	c	9,928,997
NYSE Euronext,
Sr. Unscd. Notes	2.00	10/5/17	7,340,000		7,566,637
Prudential Financial,
Sr. Unscd. Notes	4.75	9/17/15	7,135,000		7,866,088
Rabobank Nederland,
Bank Gtd. Notes	5.25	5/24/41	6,335,000		7,534,260
RBS Citizens Financial Group,
Sub. Notes	4.15	9/28/22	8,555,000	a	8,705,936
Simon Property Group,
Sr. Unscd. Notes	5.65	2/1/20	8,520,000		10,286,145
TD Ameritrade Holding,
Gtd. Notes	4.15	12/1/14	6,630,000		7,077,578
					198,482,864
Foreign/Governmental--1.2%
Mexican Government,
Sr. Unscd. Notes	5.63	1/15/17	5,975,000		6,990,750
Mexican Government,
Sr. Unscd. Notes	6.63	3/3/15	1,480,000		1,665,740
Province of Ontario Canada,
Sr. Unscd. Bonds	4.00	10/7/19	6,500,000		7,530,568
					16,187,058
Health Care--1.4%
Amgen,
Sr. Unscd. Notes	5.65	6/15/42	7,955,000		9,687,830
Catholic Health Initiatives,
Scd. Bonds	2.95	11/1/22	3,615,000		3,704,117
Thermo Fisher Scientific,
Sr. Unscd. Notes	2.25	8/15/16	5,335,000		5,550,966
					18,942,913
Industrial--1.0%
ABB Finance USA,
Gtd. Notes	2.88	5/8/22	11,060,000		11,452,387
Tyco International Finance,
Gtd. Notes	3.38	10/15/15	1,087,000		1,156,548
					12,608,935
Information Technology--1.0%
Oracle,
Sr. Unscd. Notes	5.75	4/15/18	10,410,000		12,772,175
Materials--1.1%
CRH America,
Gtd. Notes	5.30	10/15/13	7,100,000		7,358,177
Eastman Chemical,
Sr. Unscd. Notes	3.60	8/15/22	7,075,000		7,432,853

					14,791,030
Municipal Bonds--6.3%
California,
GO (Build America Bonds)	7.30	10/1/39	11,215,000		15,569,672
Chicago,
GO	7.78	1/1/35	6,460,000		8,499,551
Illinois,
GO	4.42	1/1/15	4,935,000		5,242,500
Los Angeles Community College
District, GO (Build America
Bonds)	6.75	8/1/49	13,725,000		19,411,679
Massachusetts,
GO (Build America Bonds)	4.20	12/1/21	3,985,000		4,611,562
New Jersey Turnpike Authority,
Turnpike Revenue (Build
America Bonds)	7.10	1/1/41	8,145,000		11,827,925
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Build
America Bonds)	6.28	6/15/42	5,430,000		6,438,948
Oakland Unified School District,
GO (Build America Bonds)	9.50	8/1/34	3,550,000		4,309,061
Puerto Rico Commonwealth
Government Development Bank,
Revenue Bonds	3.67	5/1/14	8,010,000		8,072,238
					83,983,136
Telecommunications--3.0%
AT&T,
Sr. Unscd. Notes	4.45	5/15/21	7,980,000		9,315,884
Rogers Communications,
Gtd. Notes	6.38	3/1/14	6,810,000		7,286,237
Telefonica Emisiones,
Gtd. Notes	5.13	4/27/20	9,395,000		9,441,975
Verizon Communications,
Sr. Unscd. Notes	5.50	2/15/18	10,755,000		12,999,741
					39,043,837
U.S. Government Agencies--.6%
Federal National Mortgage
Association, Notes	2.63	10/10/24	6,755,000	d	6,799,124
Federal National Mortgage
Association, Notes	3.00	9/16/14	1,480,000	d	1,553,614
					8,352,738
U.S. Government Agencies/Mortgage-Backed--30.5%
Federal Home Loan Mortgage Corp.:
2.50%, 4/1/27			6,827,137	d	7,137,044
3.00%, 11/1/42			14,274,363	d	15,009,748
4.00%, 1/1/41			12,652,638	d	13,504,997
4.50%, 5/1/39 - 11/1/41			66,146,560	d	72,671,367
5.00%, 1/1/36 - 7/1/40			19,137,869	d	20,805,280
5.50%, 12/1/37 - 12/1/38			16,932,513	d	18,350,486

6.00%, 5/1/38			3,406,512	d	3,709,220
Federal National Mortgage Association:
3.00%, 8/1/27 - 10/1/32			28,614,941	d	30,228,312
3.34%, 4/1/41			10,369,126	b,d	10,916,995
3.50%, 1/1/26 - 6/1/42			69,465,096	d	74,399,872
4.00%, 9/1/24 - 4/1/42			49,660,220	d	53,564,752
4.50%, 3/1/23 - 7/1/24			6,587,217	d	7,090,520
5.00%, 12/1/21 - 2/1/41			18,310,865	d	20,110,921
5.50%, 2/1/38 - 5/1/38			19,668,415	d	21,603,305
6.00%, 4/1/33 - 10/1/38			15,189,814	d	16,996,599
REMIC, Ser. 2003-64,
Cl. BC, 5.50%, 3/25/30			1,329,669	d	1,333,586
Government National Mortgage Association I;
5.00%, 11/15/34 - 1/15/39			14,247,937		15,617,247
					403,050,251
U.S. Government Securities--24.9%
U.S. Treasury Inflation Protected Securities:
Bonds 2.38%, 1/15/27			14,473,442	c,e	20,205,156
Notes, 0.63%, 7/15/21			8,320,350	e	9,542,401
Notes, 1.38%, 7/15/18			12,762,859	c,e	14,933,541
Notes, 1.38%, 1/15/20			10,399,914	c,e	12,415,709
Notes, 2.38%, 1/15/17			14,490,652	c,e	16,908,779
U.S. Treasury Notes:
0.25%, 1/15/15			15,500,000	c	15,492,730
0.25%, 8/15/15			41,950,000	c	41,891,018
0.25%, 9/15/15			22,000,000	c	21,963,920
0.38%, 4/15/15			15,500,000	c	15,533,914
0.63%, 7/15/14			1,225,000	c	1,232,704
0.63%, 9/30/17			8,500,000	c	8,514,611
0.75%, 6/15/14			19,500,000	c	19,654,635
0.75%, 6/30/17			12,255,000	c	12,367,979
1.25%, 3/15/14			13,500,000	c	13,677,187
1.25%, 4/30/19			12,645,000	c	12,912,720
1.38%, 2/28/19			19,000,000	c	19,589,304
1.50%, 6/30/16			5,140,000	c	5,339,977
1.50%, 7/31/16			12,995,000		13,508,705
1.75%, 7/31/15			14,560,000	c	15,116,236
1.75%, 5/15/22			21,810,000	c	22,256,429
2.00%, 2/15/22			16,000,000	c	16,733,760
					329,791,415
Utilities--.8%
Boston Gas,
Sr. Unscd. Notes	4.49	2/15/42	4,750,000	a	5,116,078
Hydro-Quebec,
Gov't Gtd. Notes	2.00	6/30/16	5,130,000		5,360,860
					10,476,938
Total Bonds and Notes
(cost $1,197,459,600)					1,285,782,110

Other Investment--1.5%	Shares	Value ($)
Registered Investment Company;

Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $19,896,686)	19,896,686 [f]	19,896,686
Investment of Cash Collateral for
Securities Loaned--.6%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $8,121,300)	8,121,300 [f]	8,121,300
Total Investments (cost $1,225,477,586)	99.3%	1,313,800,096
Cash and Receivables (Net)	.7%	8,724,645
Net Assets	100.0%	1,322,524,741

GO- General Obligation
REMIC- Real Estate Mortgage Investment Conduit

a	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2012, these securities were valued at $28,509,443 or 2.2% of net assets
b	Variable rate security--interest rate subject to periodic change.
c	Security, or portion thereof, on loan. At November 30, 2012, the value of the fund's securities on loan was
$275,245,028 and the value of the collateral held by the fund was $281,346,628, consisting of cash collateral of
$8,121,300 and U.S. Government and Agency securities valued at $273,225,328.
d	The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
e	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
f	Investment in affiliated money market mutual fund.

At November 30, 2012, net unrealized appreciation on investments was $88,322,510 of which $88,804,228 related to appreciated investment securities and $481,718 related to depreciated investment securities. At November 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government & Agencies	56.0
Corporate Bonds	30.6
Municipal Bonds	6.3
Asset/Mortgage-Backed	3.1
Money Market Investments	2.1
Foreign/Governmental	1.2
99.3

† Based on net assets.

The following is a summary of the inputs used as of November 30, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	14,297,349	-	14,297,349
Commercial Mortgage-Backed	-	25,927,233	-	25,927,233
Corporate Bonds+	-	404,192,930	-	404,192,930
Foreign Government	-	16,187,058	-	16,187,058
Municipal Bonds	-	83,983,136	-	83,983,136
Mutual Funds	28,017,986	-	-	28,017,986
U.S. Government Agencies/Mortgage-Backed	-	411,402,989	-	411,402,989
U.S. Treasury	-	329,791,415	-	329,791,415

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Funds Trust - BNY Mellon Corporate Bond Fund
November 30, 2012 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--98.5%	Rate (%)	Date	Amount ($)		Value ($)
Automobiles & Components--2.1%
Johnson Controls,
Sr. Unscd. Notes	3.75	12/1/21	4,150,000		4,460,171
Volkswagen International Finance,
Gtd. Notes	1.15	11/20/15	4,000,000	a	4,009,404
					8,469,575
Banks--15.6%
American Express Centurion,
Gtd. Notes	0.76	11/13/15	3,000,000	b	3,000,435
Bank of America,
Sr. Unscd. Notes	3.88	3/22/17	1,000,000		1,088,531
Bank of America,
Sub. Notes	5.49	3/15/19	4,450,000		4,923,565
Barclays Bank,
Sr. Unscd. Notes	2.75	2/23/15	4,000,000		4,139,908
BBVA US Senior,
Bank Gtd. Notes	3.25	5/16/14	5,000,000		5,002,395
Citigroup,
Sub. Notes	5.50	2/15/17	5,250,000		5,831,679
Goldman Sachs Group,
Sr. Unscd. Notes	6.25	9/1/17	5,000,000		5,843,025
Morgan Stanley,
Sub. Notes	4.88	11/1/22	6,000,000		6,260,298
Rabobank Nederland,
Bank Gtd. Notes	3.38	1/19/17	5,000,000		5,382,070
RBS Citizens Finance Group,
Sub. Notes	4.15	9/28/22	6,000,000	a	6,105,858
Royal Bank of Scotland Group,
Sr. Unscd. Notes	2.55	9/18/15	3,200,000		3,276,573
Santander Debt,
Gtd. Notes	2.99	10/7/13	5,300,000	a	5,332,097
Societe Generale,

Gtd. Notes	2.75	10/12/17	6,000,000		6,071,340
Wachovia,
Sub. Notes	5.25	8/1/14	1,860,000		1,993,436
Wells Fargo & Co.,
Sub. Notes	5.13	9/15/16	250,000		284,957
					64,536,167
Capital Goods--4.0%
ABB Finance USA,
Gtd. Notes	2.88	5/8/22	2,000,000		2,070,956
CRH America,
Gtd. Notes	4.13	1/15/16	250,000		260,579
CRH America,
Gtd. Notes	6.00	9/30/16	1,500,000		1,689,583
GATX,
Sr. Unscd. Notes	4.75	6/15/22	3,000,000		3,181,407
GATX,
Sr. Unscd. Notes	8.75	5/15/14	2,000,000		2,213,268
Stanley Black & Decker,
Gtd. Notes	2.90	11/1/22	1,000,000		1,025,952
Textron,
Sr. Unscd. Notes	4.63	9/21/16	4,500,000		4,933,246
United Technologies,
Sr. Unscd. Notes	3.10	6/1/22	1,000,000		1,078,385
					16,453,376
Casinos--.3%
Seminole Indian Tribe of Florida,
Notes	7.75	10/1/17	1,000,000	a	1,095,000
Commercial & Professional Services--2.9%
ADT,
Sr. Unscd. Notes	2.25	7/15/17	5,500,000	a	5,560,704
Republic Services,
Gtd. Notes	3.55	6/1/22	3,000,000		3,170,697
Waste Management,
Gtd. Notes	4.75	6/30/20	2,750,000		3,178,158
					11,909,559
Consumer Durables & Apparel--1.5%
Leggett & Platt,
Sr. Unscd. Notes	3.40	8/15/22	2,000,000		2,085,284
NVR,

Sr. Unscd. Notes	3.95	9/15/22	4,000,000		4,141,092
					6,226,376
Consumer Services--.7%
George Washington University,
Notes	1.83	9/15/17	3,000,000		3,082,122
Diversified Financials--14.0%
American Express Credit,
Sr. Unscd. Notes	2.38	3/24/17	2,750,000		2,893,613
Bear Stearns,
Sub. Notes	5.55	1/22/17	4,800,000		5,435,923
Blackstone Holdings Finance,
Gtd. Notes	4.75	2/15/23	3,000,000	a	3,204,582
Blackstone Holdings Finance,
Gtd. Notes	6.63	8/15/19	2,000,000	a	2,339,944
Caterpillar Financial Services,
Sr. Unscd. Notes, Ser. G	1.25	11/6/17	3,355,000		3,374,526
Ford Motor Credit,
Sr. Unscd. Notes	4.25	2/3/17	5,500,000		5,856,009
General Electric Capital,
Sub. Notes	5.30	2/11/21	5,250,000		6,090,866
HSBC Finance,
Sr. Sub. Notes	6.68	1/15/21	5,000,000		5,952,730
International Lease Finance,
Sr. Unscd. Notes	4.88	4/1/15	250,000		257,187
Jefferies Group,
Sr. Unscd. Notes	5.13	4/13/18	1,675,000		1,756,656
Jefferies Group,
Sr. Unscd. Notes	8.50	7/15/19	3,250,000		3,826,875
John Deere Capital,
Sr. Unscd. Notes	2.80	9/18/17	4,000,000		4,297,164
MassMutual Global Funding II,
Sr. Scd. Notes	2.00	4/5/17	600,000	a	622,063
Moody's,
Sr. Unscd. Notes	4.50	9/1/22	5,000,000		5,358,460
NYSE Euronext,
Sr. Unscd. Notes	2.00	10/5/17	4,500,000		4,638,946
TD Ameritrade Holding,
Gtd. Notes	4.15	12/1/14	1,750,000		1,868,139
					57,773,683

Energy--5.7%
Devon Energy,
Sr. Unscd. Notes	1.88	5/15/17	3,250,000		3,329,264
Nabors Industries,
Gtd. Notes	4.63	9/15/21	5,000,000		5,389,955
Petrobras International Finance,
Gtd. Notes	5.38	1/27/21	4,500,000		5,083,155
Pioneer Natural Resource,
Sr. Unscd. Notes	3.95	7/15/22	3,000,000		3,198,015
Plains All American Pipeline,
Sr. Unscd. Notes	3.65	6/1/22	1,000,000		1,069,553
Schlumberger Investment,
Gtd. Notes	1.25	8/1/17	3,000,000	a	3,011,103
Weatherford International,
Gtd. Notes	5.13	9/15/20	2,252,000		2,377,993
					23,459,038
Food & Staples Retailing--.9%
Walgreen,
Sr. Unscd. Notes	3.10	9/15/22	3,500,000		3,567,809
Food, Beverage & Tobacco--4.6%
Anheuser-Busch InBev Worldwide,
Gtd. Notes	1.38	7/15/17	1,000,000		1,011,967
Beam,
Sr. Unscd. Notes	3.25	5/15/22	4,000,000		4,191,080
Campbell Soup,
Sr. Unscd. Notes	0.61	8/1/14	400,000	b	401,702
Flowers Foods,
Sr. Unscd. Notes	4.38	4/1/22	2,850,000		2,959,112
Kraft Foods Group,
Sr. Unscd. Notes	1.63	6/4/15	3,500,000	a	3,556,686
Kroger,
Sr. Unscd. Notes	3.40	4/15/22	3,500,000		3,650,364
Pernod-Ricard,
Sr. Unscd. Notes	4.45	1/15/22	3,000,000	a	3,311,472
					19,082,383
Health Care Equipment & Services--3.9%
Catholic Health Initiatives,
Scd. Bonds	2.95	11/1/22	1,000,000		1,024,652
Dignity Health,

Unscd. Notes	3.13	11/1/22	5,000,000		5,056,915
Kaiser Foundation Hospitals,
Sr. Unscd. Notes	3.50	4/1/22	2,000,000		2,117,318
UnitedHealth Group,
Sr. Unscd. Notes	1.40	10/15/17	3,000,000		3,024,267
WellPoint,
Sr. Unscd. Notes	1.25	9/10/15	5,000,000		5,048,060
					16,271,212
Insurance--4.4%
American International Group,
Sr. Unscd. Notes	5.85	1/16/18	4,250,000		4,984,400
Berkshire Hathaway Finance,
Gtd. Notes	1.60	5/15/17	1,000,000		1,026,105
Fidelity National Financial,
Sr. Unscd. Notes	5.50	9/1/22	4,075,000		4,552,949
MetLife,
Sr. Unscd. Notes	1.76	12/15/17	3,000,000	b	3,053,295
Prudential Financial,
Sr. Unscd. Notes	4.75	9/17/15	4,250,000		4,685,476
					18,302,225
Materials--2.1%
Dow Chemical,
Sr. Unscd. Notes	4.13	11/15/21	4,500,000		4,909,815
Eastman Chemical,
Sr. Unscd. Notes	3.60	8/15/22	3,000,000		3,151,740
Vale Overseas,
Gtd. Notes	4.38	1/11/22	600,000		638,506
					8,700,061
Media--5.9%
British Sky Broadcasting Group,
Gtd. Notes	3.13	11/26/22	2,000,000	a	2,007,496
Comcast,
Gtd. Notes	3.13	7/15/22	3,000,000		3,140,673
Grupo Televisa,
Sr. Unscd. Notes	6.00	5/15/18	4,000,000		4,801,588
News America,
Gtd. Notes	4.50	2/15/21	3,250,000		3,723,379
Time Warner Cable,
Gtd. Notes	4.13	2/15/21	4,750,000		5,225,746

Time Warner,
Gtd. Notes	4.00	1/15/22	5,000,000		5,487,460
					24,386,342
Municipal Bonds--4.6%
California,
GO (Various Purpose)	5.25	4/1/14	500,000		529,780
California,
GO (Various Purpose)	5.45	4/1/15	1,025,000		1,134,070
Connecticut,
GO	2.55	10/15/22	3,035,000		3,115,458
Illinois,
GO	4.42	1/1/15	3,550,000		3,771,201
Massachusetts,
GO (Build America Bonds)	4.20	12/1/21	600,000		694,338
Metropolitan Transportation
Authority, Transportation
Revenue (Build America Bonds)	5.37	11/15/21	185,000		215,680
Oakland Unified School District,
GO (Build America Bonds)	9.50	8/1/34	2,500,000		3,034,550
Puerto Rico Commonwealth
Government Development Bank,
Revenue Bonds	3.67	5/1/14	3,485,000		3,512,078
West Contra Costa Unified School
District, GO (Build America
Bonds)	8.46	8/1/34	2,250,000		2,817,180
					18,824,335
Pharmaceuticals, Biotech & Life Sciences--3.4%
AbbVie,
Gtd. Notes	1.75	11/6/17	5,000,000	a	5,076,205
Agilent Technologies,
Sr. Unscd. Notes	3.20	10/1/22	3,000,000		3,041,790
Amgen,
Sr. Unscd. Notes	3.88	11/15/21	3,500,000		3,862,222
AstraZeneca,
Sr. Unscd. Notes	5.90	9/15/17	1,750,000		2,152,920
					14,133,137
Real Estate--6.2%
Boston Properties,
Sr. Unscd. Notes	3.70	11/15/18	4,490,000		4,879,270

Camden Property Trust,
Sr. Unscd. Notes	5.00	6/15/15	1,015,000		1,102,870
CubeSmart,
Gtd. Notes	4.80	7/15/22	4,200,000		4,621,684
Liberty Property,
Sr. Unscd. Notes	6.63	10/1/17	2,500,000		3,012,565
Simon Property Group,
Sr. Unscd. Notes	3.38	3/15/22	1,000,000	c	1,063,573
Simon Property Group,
Sr. Unscd. Notes	6.13	5/30/18	1,250,000		1,539,441
UDR,
Gtd. Notes, Ser. 1	4.63	1/10/22	2,250,000		2,500,677
WEA Finance,
Gtd. Notes	7.13	4/15/18	5,500,000	a	6,797,285
					25,517,365
Retailing--1.5%
Amazon.com,
Sr. Unscd. Notes	2.50	11/29/22	3,000,000		2,991,834
AutoZone,
Sr. Unscd. Notes	3.70	4/15/22	1,000,000		1,061,098
Macy's Retail Holdings,
Gtd. Notes	2.88	2/15/23	2,000,000		1,990,228
					6,043,160
Semiconductors & Semiconductor Equipment--.2%
Altera,
Sr. Unscd. Notes	1.75	5/15/17	1,000,000		1,035,707
Software & Services--3.3%
eBay,
Sr. Unscd. Notes	1.35	7/15/17	2,000,000		2,031,644
Fiserv,
Gtd. Notes	3.50	10/1/22	3,000,000		3,056,034
IBM,
Sr. Unscd. Notes	0.55	2/6/15	2,000,000		2,001,422
Oracle,
Sr. Unscd. Notes	5.75	4/15/18	2,000,000		2,453,828
Symantec,
Sr. Unscd. Notes	2.75	6/15/17	4,000,000		4,139,424
					13,682,352
Technology Hardware & Equipment--2.6%

Arrow Electronics,
Sr. Unscd. Notes	3.38	11/1/15	6,000,000		6,240,822
Avnet,
Sr. Unscd. Notes	4.88	12/1/22	4,000,000		4,045,360
Xerox,
Sr. Unscd. Notes	1.80	9/13/13	250,000	b	251,789
					10,537,971
Telecommunications--5.2%
America Movil,
Gtd. Notes	5.63	11/15/17	2,000,000		2,439,006
AT&T,
Sr. Unscd. Notes	1.70	6/1/17	1,750,000		1,785,966
AT&T,
Sr. Unscd. Notes	4.45	5/15/21	2,000,000		2,334,808
British Telecommunications,
Sr. Unscd. Notes	2.00	6/22/15	3,000,000		3,086,976
CenturyLink,
Sr. Unscd. Notes, Ser. T	5.80	3/15/22	1,000,000		1,058,647
Telefonica Emisiones,
Gtd. Notes	5.13	4/27/20	4,750,000		4,773,750
Verizon Communications,
Sr. Unscd. Notes	5.50	2/15/18	2,500,000		3,021,790
Vivendi,
Sr. Unscd. Notes	2.40	4/10/15	3,000,000	a	3,046,356
					21,547,299
Transportation--.2%
ERAC USA Finance,
Gtd. Notes	1.40	4/15/16	1,000,000	a	1,008,645
Utilities--2.7%
CMS Energy,
Sr. Unscd. Notes	4.25	9/30/15	1,250,000		1,335,713
CMS Energy,
Sr. Unscd. Notes	5.05	3/15/22	1,500,000		1,673,121
Dominion Resources,
Sr. Unscd. Notes	2.25	9/1/15	2,050,000		2,131,664
Duke Energy,
Sr. Unscd. Notes	1.63	8/15/17	2,000,000		2,022,368
Georgia Power,
Sr. Unscd. Notes	0.75	8/10/15	2,500,000		2,510,820

Northeast Utilities,
Sr. Unscd. Notes	1.13	9/20/13	300,000	b	301,647
PSEG Power,
Gtd. Notes	2.75	9/15/16	1,000,000		1,042,805
					11,018,138
Total Bonds and Notes
(cost $395,778,294)					406,663,037

Other Investment--.4%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,677,392)			1,677,392	[d]	1,677,392
Investment of Cash Collateral for
Securities Loaned--.3%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $1,068,100)			1,068,100	[d]	1,068,100
Total Investments (cost $398,523,786)			99.2%		409,408,529
Cash and Receivables (Net)			.8%		3,336,990
Net Assets			100.0%		412,745,519

GO-General Obligation

a	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2012, these securities were valued at $56,084,900 or 13.6% of net assets.
b	Variable rate security--interest rate subject to periodic change.
c	Security, or portion thereof, on loan. At November 30, 2012, the value of the fund's securities on loan was
$1,032,729 and the value of the collateral held by the fund was $1,068,100.
d	Investment in affiliated money market mutual fund.

At November 30, 2012, net unrealized appreciation on investments was $10,884,743 of which $11,135,811 related to appreciated investment securities and $251,068 related to depreciated investment securities. At November 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Corporate Bonds	93.9
Municipal Bonds	4.6
Money Market Investments	.7
99.2

† Based on net assets.

The following is a summary of the inputs used as of November 30, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds+	-	387,838,702	-	387,838,702
Municipal Bonds	-	18,824,335	-	18,824,335
Mutual Funds	2,745,492	-	-	2,745,492

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Emerging Markets Fund
November 30, 2012 (Unaudited)

Common Stocks--96.6%	Shares		Value ($)
Brazil--9.6%
Banco Santander Brasil, ADS	2,787,270		18,646,836
Brasil Insurance Participacoes e Administracao	1,140,000		9,443,093
Cia de Bebidas das Americas, ADR	331,640		13,799,540
Cia de Saneamento Basico do Estado de Sao Paulo	190,000		7,691,408
Cia de Saneamento de Minas Gerais	208,100		4,382,488
Diagnosticos da America	771,000		4,481,383
EDP - Energias do Brasil	1,159,300		6,575,588
Embraer, ADR	189,780		4,731,215
Fibria Celulose	212,800	a	2,092,347
Fibria Celulose, ADR	144,550	a	1,461,401
Fleury	763,300		8,215,977
Gerdau, ADR	475,740		4,039,033
Itau Unibanco Holding, ADR	1,125,974		17,058,506
JBS	2,478,700	a	6,275,630
Magnesita Refratarios	1,350,100		5,016,751
Obrascon Huarte Lain Brasil	1,230,300		10,939,583
Oi, ADR	762,434		2,889,625
Oi, ADR, Cl. C	27,573		122,700
Petroleo Brasileiro, ADR	1,938,950		34,842,932
Petroleo Brasileiro, ADR, Cl. A	496,180		8,707,959
Porto Seguro	677,200		7,140,264
Rossi Residencial	2,213,000		4,225,496
Sul America	878,453		6,372,155
Telefonica Brasil, ADR	426,810		9,364,211
Vale, ADR	761,180		13,267,367
			211,783,488
Chile--.7%
ENTEL	735,410		15,137,871
China--14.6%
AAC Technologies Holdings	3,468,000		13,021,445
Anhui Conch Cement, Cl. H	1,457,000		4,850,275

Asia Cement China Holdings	2,521,000		1,086,442
Beijing Capital International Airport, Cl. H	8,584,000		6,147,093
BYD Electronic International	17,703,000		4,180,084
China BlueChemical, Cl. H	14,398,000		8,991,551
China Coal Energy, Cl. H	11,336,000		11,438,095
China Communications Construction, Cl. H	19,127,000		17,423,630
China Communications Services, Cl. H	7,694,000		4,328,384
China Construction Bank, Cl. H	37,853,229		29,011,920
China Life Insurance, Cl. H	4,885,000		14,402,499
China Petroleum & Chemical, Cl. H	21,668,000		22,981,466
China Railway Construction, Cl. H	15,842,500		17,661,377
China Railway Group, Cl. H	10,031,000		5,837,244
China Telecom, Cl. H	30,708,000		16,720,570
CNOOC	7,899,000		16,898,328
Dongfeng Motor Group, Cl. H	1,466,000		2,061,805
Great Wall Motor, Cl. H	6,277,500		20,532,970
Guangzhou Automobile Group, Cl. H	15,731,254		12,807,955
Huaneng Power International, ADR	60,980		2,078,808
Huaneng Power International, Cl. H	18,484,100		15,669,342
Industrial & Commercial Bank of China, Cl. H	27,579,475		18,611,217
Lianhua Supermarket Holdings, Cl. H	9,837,000		7,679,008
Mindray Medical International, ADR	50,510		1,708,753
Minth Group	3,278,000		3,544,378
PetroChina, ADR	48,650		6,477,748
PetroChina, Cl. H	5,356,000		7,173,399
PICC Property & Casualty, Cl. H	310,000		398,790
Sinotrans, Cl. H	33,078,600		5,079,035
TPV Technology	5,553,680		1,418,839
Weiqiao Textile, Cl. H	7,706,400		2,784,176
WuXi PharmaTech, ADR	676,712	a	11,091,310
Zhejiang Expressway, Cl. H	9,394,000		7,163,498
			321,261,434
Czech Republic--.1%
Komercni Banka	13,317		2,655,764
Egypt--.2%
Commercial International Bank	670,914		3,529,682
Hong Kong--5.4%

China Mobile	1,337,400	15,289,107
China Mobile, ADR	241,000	13,717,720
China Overseas Land & Investment	4,332,000	12,827,979
China Power International Development	19,136,920	5,061,893
China Resources Power Holdings	3,672,000	8,234,544
COSCO Pacific	5,447,881	7,690,101
Focus Media Holding, ADR	540,512	13,129,036
Global Bio-Chem Technology Group	40,275,920	4,677,083
iShares FTSE A50 China Index ETF	8,200,000	10,093,675
NWS Holdings	4,762,086	7,766,608
Shanghai Industrial Holdings	3,190,000	10,434,118
Shimao Property Holdings	3,396,500	6,898,004
Sino Biopharmaceutical	7,420,000	3,571,082
		119,390,950
Hungary--.2%
Richter Gedeon	24,130	3,961,632
India--8.1%
Apollo Tyres	2,287,340	3,557,477
Bank of India	110,877	572,068
Bharat Heavy Electricals	1,238,770	5,336,993
Cairn India	1,436,330	8,715,152
Grasim Industries, GDR	62,380	3,861,946
Hexaware Technologies	3,389,930	6,792,947
Hindustan Petroleum	1,088,588	5,742,629
ICICI Bank	699,390	14,141,449
ICICI Bank, ADR	122,740	5,031,113
India Cements	4,378,335	6,906,170
JSW Steel	357,860	4,887,146
Jubilant Life Sciences	1,532,942	5,902,651
NMDC	2,099,087	6,280,474
Oil & Natural Gas	1,395,422	6,796,894
Oriental Bank of Commerce	1,282,423	7,949,867
Power Finance	1,597,360	5,651,474
Punjab National Bank	405,510	5,851,361
Reliance Industries	1,882,952	27,474,933
Rolta India	3,007,690	3,444,785
State Bank of India	201,618	8,044,334

State Bank of India, GDR	56,240	b	4,610,984
Steel Authority of India	3,732,680		5,544,637
Sterlite Industries India	11,961,700		23,870,623
Sterlite Industries India, ADR	810		6,391
			176,974,498
Indonesia--1.6%
Aneka Tambang Persero	12,068,000		1,559,839
Bank Negara Indonesia Persero	14,115,000		5,443,842
Indofood Sukses Makmur	12,914,500		7,875,106
Indosat	7,260,000		4,200,031
Medco Energi Internasional	23,278,996		3,567,011
Telekomunikasi Indonesia Persero	13,775,500		12,923,281
			35,569,110
Malaysia--1.4%
AMMB Holdings	5,562,900		11,675,731
Genting	2,479,900		7,342,413
Malayan Banking	3,994,527		11,892,580
			30,910,724
Mexico--3.3%
Alfa, Cl. A	7,101,000		14,785,686
America Movil, ADR, Ser. L	392,180		9,251,526
Consorcio ARA	6,828,400	a	2,032,663
Desarrolladora Homex, ADR	472,170	a	6,223,201
Empresas ICA	2,509,644	a	5,716,504
Fomento Economico Mexicano, ADR	119,160		11,687,213
Grupo Financiero Banorte, Cl. O	4,124,900		23,540,422
			73,237,215
Peru--.3%
Credicorp	52,580		7,355,942
Philippines--.4%
Metropolitan Bank & Trust	3,939,610		9,615,385
Poland--.6%
Asseco Poland	346,943		4,781,207
Bank Pekao	102,660		5,137,153
Polskie Gornictwo Naftowe I Gazownictwo	2,609,060	a	3,642,724
			13,561,084
Russia--7.5%

Gazprom, ADR	5,016,750		44,598,908
Lukoil, ADR	746,530		46,994,064
Mobile Telesystems, ADR	792,960		13,821,293
Pharmstandard, GDR	545,324	a	7,798,133
Sberbank of Russia, ADR	1,872,280		22,217,418
Surgutneftegas, ADR	1,596,680		13,452,029
Uralkali, GDR	225,900		8,365,077
VimpelCom, ADR	774,770		8,197,067
			165,443,989
South Africa--6.2%
ABSA Group	241,950		3,858,507
Adcock Ingram Holdings	1,035,366		6,230,550
Anglo American Platinum	224,201		9,866,670
AngloGold Ashanti	263,740		8,249,440
AVI	498,750		3,241,449
FirstRand	2,092,750		6,838,206
Growthpoint Properties	3,841,695		10,586,872
Imperial Holdings	469,100		9,950,910
JD Group	1,495,799		7,953,120
MTN Group	1,144,239		21,060,000
Murray & Roberts Holdings	3,512,401	a	8,474,422
Nedbank Group	362,670		7,315,488
Standard Bank Group	1,355,539		16,032,454
Telkom	2,500,029	a	4,344,624
Tiger Brands	347,590		11,709,620
			135,712,332
South Korea--18.1%
BS Financial Group	530,460	a	5,927,475
Daelim Industrial	102,066	a	7,436,863
DGB Financial Group	732,040	a	9,126,416
Hana Financial Group	363,070		11,265,782
Hankook Tire	134,489	a	5,694,529
Hankook Tire Worldwide	30,740	a	422,982
Hite Jinro	359,892	a	10,037,160
Hyundai Development	415,960	a	7,951,583
Hyundai Motor	175,585	a	36,565,007
KB Financial Group	510,108	a	16,793,970

KB Financial Group, ADR	158,300	a	5,203,321
Kia Motors	149,772	a	8,561,561
Korea Electric Power	366,195	a	9,029,327
Korea Electric Power, ADR	987,840	a	12,120,797
Korea Exchange Bank	580,730	a	3,909,610
KT	296,380	a	10,318,628
KT, ADR	379,100	a	6,524,311
KT&G	159,245	a	12,603,127
Kukdo Chemical	83,930	a	3,243,728
LG Electronics	204,881	a	14,436,367
Mando	70,656	a	7,993,129
Mirae Asset Securities	328,700	a	9,197,590
NongShim	24,410	a	5,737,032
POSCO	21,918		6,547,973
POSCO, ADR	76,050		5,657,360
Samsung Electronics	77,557		100,701,983
Samsung Fire & Marine Insurance	54,628		11,048,190
Shinhan Financial Group	306,510	a	9,807,980
Shinsegae	63,350	a	11,788,359
SK Telecom	70,106		9,743,688
SK Telecom, ADR	391,940		5,984,924
TongYang Life Insurance	293,895		2,836,222
Youngone	397,048	a	12,760,096
			396,977,070
Taiwan--10.0%
AU Optronics	1,550,000	a	658,859
AU Optronics, ADR	1,207,760	a	4,975,971
Chinatrust Financial Holding	14,463,615		8,388,240
CTCI	4,533,000		8,643,498
E.Sun Financial Holding	12,462,000		6,884,253
Hon Hai Precision Industry	17,648,593		56,613,508
Mega Financial Holding	19,045,460		14,913,066
Nan Ya Printed Circuit Board	5,807,983		6,896,655
Novatek Microelectronics	762,000		3,068,562
Powertech Technology	3,915,200		5,801,245
Siliconware Precision Industries	4,335,000		4,692,495
Siliconware Precision Industries, ADR	586,990		3,169,746

Simplo Technology	737,000		3,728,884
SinoPac Financial Holdings	22,080,153		9,271,628
Taiwan Semiconductor Manufacturing	830,517		2,821,368
Taiwan Semiconductor Manufacturing, ADR	2,880,577		49,747,565
Tatung	8,777,216	a	2,163,037
Transcend Information	2,338,040		6,317,070
United Microelectronics	24,438,397		9,462,792
United Microelectronics, ADR	504,000		962,640
Young Fast Optoelectronics	1,846,272		3,781,000
Zhen Ding Technology Holding	2,170,000		5,937,737
			218,899,819
Thailand--4.2%
Airports of Thailand	3,722,900	a	11,402,822
Asian Property Development	29,422,220		8,484,413
Bangkok Bank	3,022,100		19,005,060
CP ALL	5,426,100		6,983,739
PTT	1,246,700		12,999,153
PTT Global Chemical	7,675,883		16,257,165
Siam Commercial Bank	1,395,500		7,389,011
Thanachart Capital	7,696,600		8,965,573
			91,486,936
Turkey--3.0%
Aselsan Elektronik Sanayi Ve Ticaret	1,384,490		5,253,291
Asya Katilim Bankasi	3,933,670	a	4,314,852
Kardemir Karabuk Demir Celik Sanayi ve Ticaret, Cl. D	8,619,110		5,740,124
Koza Altin Isletmeleri	292,860		7,309,822
Turk Telekomunikasyon	1,307,110		4,886,529
Turkcell Iletisim Hizmetleri	292,944	a	1,762,402
Turkiye Garanti Bankasi	2,621,710		12,442,063
Turkiye Halk Bankasi	1,157,390		11,205,668
Turkiye Is Bankasi, Cl. C	3,964,190		12,778,764
			65,693,515
United Arab Emirates--.3%
Emaar Properties	6,205,260		6,352,240
United Kingdom--.4%
African Barrick Gold	921,690		6,098,724
JKX Oil & Gas	1,483,440	a	1,865,708

		7,964,432
United States--.4%
iShares MSCI Emerging Markets Index Fund	231,100	9,655,358
Total Common Stocks
(cost $2,071,304,616)		2,123,130,470

Preferred Stocks--2.0%
Brazil--1.8%
Bradespar	517,700	6,904,928
Cia de Bebidas das Americas	270,900	11,219,885
Gerdau	42,600	353,272
Itau Unibanco Holding	189,600	2,851,808
Vale	1,089,900	18,719,267
		40,049,160
South Korea--.2%
Samsung Electronics	5,772	4,392,232
Total Preferred Stocks
(cost $39,992,000)		44,441,392

	Number of
Rights--.0%	Rights	Value ($)
Brazil
Rossi Residencial
(cost $363,695)	1,234,426 [a]	51,993

Other Investment--.9%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $18,795,800)	18,795,800 [c]	18,795,800
Total Investments (cost $2,130,456,111)	99.5%	2,186,419,655
Cash and Receivables (Net)	.5%	11,126,393
Net Assets	100.0%	2,197,546,048

ADR - American Depository Receipts
ADS - American Depository Shares
GDR - Global Depository Receipts

a	Non-income producing security.
b	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2012, this security was valued at $4,610,984 or .2% of net assets.
c	Investment in affiliated money market mutual fund.

At November 30, 2012, net unrealized appreciation on investments was $55,963,544 of which $297,204,212 related to appreciated investment securities and $241,240,668 related to depreciated investment securities. At November 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	25.4
Information Technology	14.6
Energy	12.9
Materials	9.0
Telecommunication Services	8.7
Consumer Discretionary	8.3
Industrial	8.0
Consumer Staples	5.2
Utilities	3.2
Health Care	2.4
Exchange-Traded Funds	.9
Money Market Investment	.9
99.5

†	Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
November 30, 2012 (Unaudited)

Forward Foreign Currency	Foreign			Unrealized
Currency Exchange	Currency			Appreciation
Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

South Korean Won,
Expiring
12/3/2012 a	3,132,495,161	2,891,356	2,892,825	1,469

Sales:		Proceeds ($)

South Korean Won,
Expiring
12/3/2012 a	3,098,565,388	2,858,983	2,861,491	(2,508)

Thai Baht,
Expiring
12/4/2012 a	14,864,711	484,035	484,350	(315)

Gross Unrealized Appreciation				1,469
Gross Unrealized Depreciation				(2,823)

Counterparty:
a HSBC

The following is a summary of the inputs used as of November 30, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	2,103,381,437	-	-	2,103,381,437
Exchange-Traded Funds	19,749,033	-	-	19,749,033
Mutual Funds	18,795,800	-	-	18,795,800
Preferred Stocks+	44,441,392	-	-	44,441,392
Rights+	51,993	-	-	51,993
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	1,469	-	1,469
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(2,823)	-	(2,823)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended November 30, 2012 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Focused Equity Opportunities
November 30, 2012 (Unaudited)

Common Stocks--99.5%	Shares		Value ($)
Automobiles & Components--2.4%
Johnson Controls	423,055		11,650,935
Banks--6.5%
PNC Financial Services Group	239,920		13,469,109
Wells Fargo & Co.	541,210		17,865,342
			31,334,451
Capital Goods--10.2%
Caterpillar	195,785		16,688,713
Dover	213,600		13,582,824
Eaton	360,730	a	18,815,677
			49,087,214
Consumer Services--2.6%
Las Vegas Sands	273,450		12,756,443
Diversified Financials--3.2%
Invesco	611,830		15,289,632
Energy--14.4%
Halliburton	353,155		11,777,719
Marathon Oil	502,100		15,489,785
Schlumberger	178,270		12,767,697
Southwestern Energy	461,600	b	16,022,136
Valero Energy	403,900		13,029,814
			69,087,151
Food, Beverage & Tobacco--7.8%
Mondelez International, Cl. A	713,945		18,484,036
PepsiCo	267,780		18,800,834
			37,284,870
Health Care Equipment & Services--3.3%
Express Scripts Holding	291,590	b	15,702,122
Household & Personal Products--2.9%
Procter & Gamble	198,300		13,847,289
Insurance--3.2%
MetLife	461,500		15,317,185
Materials--2.6%
Celanese, Ser. A	306,870		12,593,945
Media--5.4%
Comcast, Cl. A	254,100		9,447,438

Walt Disney	328,405		16,308,592
			25,756,030
Pharmaceuticals, Biotech & Life Sciences--12.0%
Gilead Sciences	209,680	b	15,726,000
Teva Pharmaceutical Industries,
ADR	463,100		18,686,085
Watson Pharmaceuticals	265,100	b	23,331,451
			57,743,536
Retailing--3.3%
Lowe's	441,880		15,947,449
Semiconductors & Semiconductor Equipment--2.5%
Broadcom, Cl. A	377,800	b	12,233,164
Software & Services--6.6%
International Business Machines	75,610		14,371,193
Salesforce.com	108,950	b	17,178,146
			31,549,339
Technology Hardware & Equipment--10.6%
Apple	62,636		36,659,598
Teradata	241,530	b	14,366,204
			51,025,802
Total Common Stocks
(cost $410,114,758)			478,206,557

Other Investment--.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,705,256)	1,705,256	[c]	1,705,256
Investment of Cash Collateral for
Securities Loaned--3.6%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $17,201,555)	17,201,555	[c]	17,201,555
Total Investments (cost $429,021,569)	103.5%		497,113,368
Liabilities, Less Cash and Receivables	(3.5%)		(16,861,908)
Net Assets	100.0%		480,251,460

ADR - American Depository Receipts

a Security, or portion thereof, on loan. At November 30, 2012, the value of the fund's securities on loan was $16,849,610 and the value of the collateral held by the fund was $17,201,555.

b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At November 30, 2012, net unrealized appreciation on investments was $68,091,799 of which $74,717,296 related to appreciated investment securities and $6,625,497 related to depreciated investment securities. At November 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Energy	14.4
Pharmaceuticals, Biotech & Life Sciences	12.0
Technology Hardware & Equipment	10.6
Capital Goods	10.2
Food, Beverage & Tobacco	7.8
Software & Services	6.6
Banks	6.5
Media	5.4
Money Market Investments	4.0
Health Care Equipment & Services	3.3
Retailing	3.3
Diversified Financials	3.2
Insurance	3.2
Household & Personal Products	2.9
Consumer Services	2.6
Materials	2.6
Semiconductors & Semiconductor Equipment	2.5
Automobiles & Components	2.4
103.5

† Based on net assets.

The following is a summary of the inputs used as of November 30, 2012 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	459,520,472	-	-	459,520,472
Equity Securities - Foreign Common Stocks+	18,686,085	-	-	18,686,085
Mutual Funds	18,906,811	-	-	18,906,811

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Income Stock Fund
November 30, 2012 (Unaudited)

Common Stocks--98.1%	Shares	Value ($)
Automobiles & Components--.9%
Johnson Controls	182,650	5,030,181
Banks--4.0%
U.S. Bancorp	483,150	15,586,419
Wells Fargo & Co.	223,210	7,368,162
		22,954,581
Capital Goods--7.3%
Eaton	205,280	10,707,405
General Electric	1,011,532	21,373,671
Honeywell International	154,500	9,475,485
		41,556,561
Commercial & Professional Services--1.1%
Pitney Bowes	583,120	6,525,113
Consumer Durables & Apparel--3.1%
Garmin	201,540	7,837,891
Newell Rubbermaid	451,590	9,849,178
		17,687,069
Consumer Services--1.6%
Carnival	234,990	9,084,713
Diversified Financials--5.3%
Invesco	382,770	9,565,422
JPMorgan Chase & Co.	504,019	20,705,101
		30,270,523
Energy--6.7%
BP, ADR	330,150	13,787,064
Exxon Mobil	124,250	10,951,395
Occidental Petroleum	88,670	6,668,871
Valero Energy	199,700	6,442,322

			37,849,652
Food, Beverage & Tobacco--10.6%
ConAgra Foods	769,970		22,991,304
Kraft Foods Group	245,323	a	11,093,506
Lorillard	70,100		8,493,316
PepsiCo	248,580		17,452,802
			60,030,928
Health Care Equipment & Services--1.3%
Baxter International	114,310		7,575,324
Insurance--2.4%
Arthur J. Gallagher & Co.	242,060		8,840,031
MetLife	136,310		4,524,129
			13,364,160
Materials--9.3%
Eastman Chemical	198,010		12,048,908
International Paper	321,350		11,934,939
LyondellBasell Industries, Cl. A	193,880		9,641,652
Martin Marietta Materials	114,530		10,307,700
PPG Industries	72,820		9,049,341
			52,982,540
Media--10.4%
McGraw-Hill	125,710		6,676,458
Omnicom Group	158,570		7,887,272
Regal Entertainment Group, Cl. A	1,526,750		23,786,765
Time Warner	311,830		14,749,559
Viacom, Cl. B	121,550		6,273,196
			59,373,250
Pharmaceuticals, Biotech & Life Sciences--11.0%
Johnson & Johnson	161,820		11,283,709
Merck & Co.	525,310		23,271,233
Pfizer	664,958		16,637,249
Sanofi, ADR	258,340		11,527,131
			62,719,322
Semiconductors & Semiconductor Equipment--2.1%

Texas Instruments	396,930		11,697,527
Software & Services--.7%
Paychex	117,190		3,813,363
Technology Hardware & Equipment--3.4%
Cisco Systems	567,190		10,725,563
QUALCOMM	132,670		8,440,465
			19,166,028
Telecommunication Services--4.1%
Vodafone Group, ADR	255,430		6,590,094
Windstream	1,973,812		16,540,545
			23,130,639
Utilities--12.8%
Dominion Resources	112,950		5,772,874
DTE Energy	201,790		12,224,438
National Grid, ADR	297,700		16,861,728
NextEra Energy	305,560		20,995,028
NRG Energy	262,130		5,530,943
PPL	398,260		11,688,931
			73,073,942
Total Common Stocks
(cost $506,321,956)			557,885,416

Preferred Stocks--1.1%
Diversified Financials
Citigroup,
Conv., Cum. $7.5
(cost $6,132,556)	62,040		6,225,714

Other Investment--.6%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,527,411)	3,527,411	[b]	3,527,411
Total Investments (cost $515,981,923)	99.8%		567,638,541

Cash and Receivables (Net)	.2%	1,137,678
Net Assets	100.0%	568,776,219

ADR - American Depository Receipts

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At November 30, 2012, net unrealized appreciation on investments was $51,656,618 of which $65,959,483 related to appreciated investment securities and $14,302,865 related to depreciated investment securities. At November 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Utilities	12.8
Pharmaceuticals, Biotech & Life Sciences	11.0
Food, Beverage & Tobacco	10.6
Media	10.4
Materials	9.3
Capital Goods	7.3
Energy	6.7
Diversified Financials	6.4
Telecommunication Services	4.1
Banks	4.0
Technology Hardware & Equipment	3.4
Consumer Durables & Apparel	3.1
Insurance	2.4
Semiconductors & Semiconductor Equipment	2.1
Consumer Services	1.6
Health Care Equipment & Services	1.3
Commercial & Professional Services	1.1
Automobiles & Components	.9
Software & Services	.7
Money Market Investment	.6
99.8

† Based on net assets.

The following is a summary of the inputs used as of November 30, 2012 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic
Common Stocks+	509,119,399	-	-	509,119,399
Preferred Stocks+	6,225,714			6,225,714
Mutual Funds	3,527,411	-	-	3,527,411
Equity Securities - Foreign
Common Stocks+	48,766,017	-	-	48,766,017

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Intermediate Bond Fund
November 30, 2012 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--98.8%	Rate (%)	Date	Amount ($)		Value ($)
Casinos--.6%
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.08	10/1/16	1,007,000	a	963,236
Agua Caliente Band of Cahuilla
Indians, Scd. Notes	6.35	10/1/15	539,000	a	522,609
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.44	10/1/16	1,228,000	a	1,174,631
Seminole Indian Tribe of Florida,
Sr. Scd. Notes	5.80	10/1/13	2,255,000	a	2,301,239
Seminole Indian Tribe of Florida,
Notes	7.75	10/1/17	765,000	a	837,675
					5,799,390
Consumer Discretionary--5.4%
Daimler Finance North America,
Gtd. Notes	6.50	11/15/13	4,385,000		4,623,754
Grupo Televisa,
Sr. Unscd. Notes	6.00	5/15/18	5,260,000		6,314,088
Johnson Controls,
Sr. Unscd. Notes	5.50	1/15/16	6,075,000		6,894,651
NBCUniversal Media,
Sr. Unscd. Notes	4.38	4/1/21	5,135,000		5,841,396
Stanford University,
Bonds	4.75	5/1/19	5,000,000		5,977,065
Time Warner Cable,
Gtd. Notes	4.13	2/15/21	7,225,000		7,948,634
Time Warner,
Gtd. Notes	4.00	1/15/22	4,930,000		5,410,636
Wal-Mart Stores,
Sr. Unscd. Notes	2.80	4/15/16	7,920,000		8,496,687

					51,506,911
Consumer Staples--3.7%
Anheuser-Busch InBev Worldwide,
Gtd. Notes	1.38	7/15/17	3,430,000		3,471,047
Diageo Capital,
Gtd. Notes	1.50	5/11/17	2,345,000		2,388,746
Diageo Finance,
Gtd. Notes	5.50	4/1/13	2,080,000		2,113,476
Dr. Pepper Snapple Group,
Gtd. Notes	2.90	1/15/16	3,250,000		3,440,931
Kroger,
Sr. Unscd. Notes	2.20	1/15/17	3,495,000		3,609,419
McDonald's,
Sr. Unscd. Notes	5.80	10/15/17	4,460,000		5,466,582
Mondelez International,
Sr. Unscd. Notes	4.13	2/9/16	6,930,000		7,587,816
Pernod-Ricard,
Sr. Unscd. Notes	4.45	1/15/22	4,100,000	a	4,525,678
Walgreen,
Sr. Unscd. Notes	1.80	9/15/17	2,975,000		3,012,122
					35,615,817
Energy--1.6%
BP Capital Markets,
Gtd. Notes	3.20	3/11/16	6,250,000		6,697,444
Occidental Petroleum,
Sr. Unscd. Notes	4.13	6/1/16	3,005,000		3,364,864
Petrobras International Finance,
Gtd. Notes	3.88	1/27/16	4,860,000		5,173,859
					15,236,167
Financial--17.5%
American Express Credit,
Sr. Unscd. Notes	2.75	9/15/15	3,650,000		3,843,362
American International Group,
Sr. Unscd. Notes	4.25	9/15/14	6,105,000		6,453,675
Bank of America,
Sub. Notes	5.49	3/15/19	8,965,000		9,919,046

BBVA US Senior,
Bank Gtd. Notes	3.25	5/16/14	4,800,000		4,802,299
Bear Stearns,
Sub. Notes	5.55	1/22/17	7,581,000		8,585,361
Caterpillar Financial Services,
Sr. Unscd. Notes	6.13	2/17/14	4,975,000		5,309,031
Citigroup,
Sub. Notes	5.00	9/15/14	7,780,000		8,195,919
Citigroup,
Sr. Unscd. Notes	6.13	11/21/17	2,840,000		3,379,112
Ford Motor Credit,
Sr. Unscd. Notes	2.75	5/15/15	1,500,000		1,528,320
Ford Motor Credit,
Sr. Unscd. Notes	3.00	6/12/17	3,050,000		3,111,107
General Electric Capital,
Sr. Unscd. Notes	1.88	9/16/13	8,375,000		8,471,522
General Electric Capital,
Sub. Notes	5.30	2/11/21	1,955,000		2,268,123
Goldman Sachs Group,
Sr. Unscd. Notes	3.30	5/3/15	7,780,000		8,109,016
HSBC Finance,
Sr. Sub. Notes	6.68	1/15/21	4,862,000		5,788,435
Jefferies Group,
Sr. Unscd. Notes	5.13	4/13/18	4,930,000		5,170,338
Jefferies Group,
Sr. Unscd. Notes	8.50	7/15/19	4,300,000		5,063,250
John Deere Capital,
Sr. Unscd. Notes	1.25	12/2/14	3,000,000		3,045,435
MetLife,
Sr. Unscd. Notes	6.75	6/1/16	4,450,000		5,320,424
Morgan Stanley,
Sub. Notes	4.75	4/1/14	5,985,000	b	6,196,564

NYSE Euronext,
Sr. Unscd. Notes	2.00	10/5/17	5,300,000	5,463,648
Private Export Funding,
Gov't Gtd. Notes	1.45	8/15/19	5,000,000	5,075,245
Private Export Funding,
Gtd. Notes	2.45	7/15/24	9,500,000	9,783,005
Private Export Funding,
Gov't Gtd. Notes	4.38	3/15/19	3,915,000	4,709,158
Prudential Financial,
Sr. Unscd. Notes	4.75	9/17/15	4,735,000	5,220,172
Rabobank Nederland,
Bank Gtd. Notes	3.38	1/19/17	4,785,000	5,150,641
Royal Bank of Canada,
Covered Bonds	1.20	9/19/17	3,330,000	3,355,538
Royal Bank of Scotland Group,
Sr. Unscd. Notes	2.55	9/18/15	5,470,000	5,600,892
Simon Property Group,
Sr. Unscd. Notes	4.20	2/1/15	6,682,000	7,104,630
TD Ameritrade Holding,
Gtd. Notes	4.15	12/1/14	3,650,000	3,896,404
Wachovia,
Sub. Notes	5.25	8/1/14	6,210,000	6,655,505
				166,575,177
Foreign/Governmental--1.6%
Mexican Government,
Sr. Unscd. Notes	6.63	3/3/15	1,064,000	1,197,532
Province of Nova Scotia Canada,
Sr. Unscd. Bonds	5.13	1/26/17	5,430,000	6,381,428
Province of Ontario Canada,
Sr. Unscd. Bonds	4.00	10/7/19	6,515,000	7,547,947
				15,126,907
Health Care--3.5%
Amgen,
Sr. Notes	5.70	2/1/19	2,905,000	3,513,112
AstraZeneca,
Sr. Unscd. Notes	5.90	9/15/17	6,090,000	7,492,162

Catholic Health Initiatives,
Scd. Bonds	2.95	11/1/22	2,585,000	2,648,725
GlaxoSmithKline Capital,
Gtd. Bonds	5.65	5/15/18	5,853,000	7,187,724
Pfizer,
Sr. Unscd. Notes	6.20	3/15/19	4,050,000	5,177,605
Thermo Fisher Scientific,
Sr. Unscd. Notes	3.20	3/1/16	7,090,000	7,576,906
				33,596,234
Industrial--.5%
ABB Finance USA,
Gtd. Notes	1.63	5/8/17	2,000,000	2,032,356
United Technologies,
Sr. Unscd. Notes	6.13	2/1/19	1,860,000	2,343,881
				4,376,237
Information Technology--2.2%
FISERV,
Gtd. Notes	3.13	6/15/16	5,000,000	5,255,590
Intel,
Sr. Unscd. Notes	1.95	10/1/16	7,180,000	7,482,443
Oracle,
Sr. Unscd. Notes	5.75	4/15/18	7,000,000	8,588,398
				21,326,431
Materials--1.2%
CRH America,
Gtd. Notes	5.30	10/15/13	4,784,000	4,957,961
Dow Chemical,
Sr. Unscd. Notes	4.25	11/15/20	6,245,000	6,930,052
				11,888,013
Municipal Bonds--4.0%
California,
GO (Various Purpose)	5.45	4/1/15	4,550,000	5,034,166
California,
GO (Various Purpose)	5.95	4/1/16	3,255,000	3,687,004
Illinois,
GO	4.42	1/1/15	3,225,000	3,425,950
Massachusetts,
GO (Build America Bonds)	4.20	12/1/21	9,625,000	11,138,339

North Texas Tollway Authority,
Special Projects System
Revenue, BAN	2.44	9/1/13	9,020,000		9,155,029
Puerto Rico Commonwealth
Government Development Bank,
Revenue Bonds	3.67	5/1/14	5,830,000		5,875,299
					38,315,787
Telecommunications--2.6%
AT&T,
Sr. Unscd. Notes	4.45	5/15/21	3,400,000		3,969,174
Rogers Communications,
Gtd. Notes	6.38	3/1/14	4,934,000		5,279,044
Telefonica Emisiones,
Gtd. Notes	4.95	1/15/15	6,635,000		6,885,140
Verizon Communications,
Sr. Unscd. Notes	8.75	11/1/18	6,530,000		9,138,304
					25,271,662
U.S. Government Agencies--2.0%
Federal Farm Credit Bank,
Bonds	1.99	3/26/18	7,000,000		7,033,642
Federal Home Loan Banks,
Bonds	3.63	10/18/13	6,850,000		7,054,685
Federal National Mortgage
Association, Notes	3.00	9/16/14	4,895,000	c	5,138,472
					19,226,799
U.S. Government Agencies/Mortgage-Backed--.0%
Federal Home Loan Mortgage Corp.;
REMIC, Ser. 2134, Cl. PM,
5.50%, 3/15/14			96,480	c	98,648
U.S. Government Securities--51.2%
U.S. Treasury Inflation Protected Securities:
Notes, 0.63%, 7/15/21			13,992,149	d	16,047,246
Notes, 1.38%, 7/15/18			8,347,629	b,d	9,767,377
Notes, 2.38%, 1/15/17			15,947,748	b,d	18,609,028
U.S. Treasury Notes:
0.25%, 5/15/15			5,825,000	b	5,820,451

0.25%, 9/15/15	12,250,000	b	12,229,910
0.38%, 11/15/14	15,000,000	b	15,035,745
0.63%, 7/15/14	19,610,000	b	19,733,327
0.63%, 5/31/17	9,610,000	b	9,651,294
0.63%, 9/30/17	16,625,000	b	16,653,578
0.75%, 9/15/13	3,025,000	b	3,038,827
0.75%, 12/15/13	10,500,000	b	10,559,881
0.75%, 6/15/14	11,250,000	b	11,339,213
0.75%, 10/31/17	2,000,000	b	2,014,532
0.88%, 12/31/16	4,500,000	b	4,573,476
0.88%, 1/31/17	22,750,000	b	23,112,590
0.88%, 2/28/17	21,350,000	b	21,693,607
0.88%, 4/30/17	19,000,000	b	19,292,429
1.00%, 9/30/16	6,250,000	b	6,384,281
1.25%, 2/15/14	12,500,000	b	12,654,787
1.25%, 3/15/14	3,305,000	b	3,348,378
1.25%, 4/15/14	6,000,000	b	6,083,676
1.25%, 4/30/19	7,720,000		7,883,448
1.50%, 6/30/16	10,175,000	b	10,570,869
1.75%, 7/31/15	2,280,000	b	2,367,103
1.75%, 5/15/22	25,910,000	b	26,440,352
2.00%, 2/15/22	16,000,000	b	16,733,760
2.13%, 11/30/14	18,200,000		18,873,964
2.13%, 2/29/16	18,500,000	b	19,555,073
2.13%, 8/15/21	9,670,000	b	10,271,358
2.38%, 9/30/14	17,930,000	b	18,625,487
2.38%, 10/31/14	18,250,000	b	18,985,712
2.63%, 1/31/18	5,250,000		5,775,819
2.63%, 8/15/20	2,430,000	b	2,692,365
2.63%, 11/15/20	7,470,000	b	8,271,860
3.13%, 5/15/21	5,500,000	b	6,302,659
3.25%, 7/31/16	7,135,000		7,871,353
3.38%, 11/15/19	7,000,000		8,118,908

3.50%, 5/15/20			8,000,000	b	9,376,248
3.75%, 11/15/18			2,405,000	b	2,818,547
4.25%, 8/15/13			6,000,000		6,172,032
4.25%, 11/15/13			27,510,000	b	28,568,502
4.50%, 11/15/15			4,070,000	b	4,566,666
					488,485,718
Utilities--1.2%
Duke Energy Carolinas,
First Mortgage Bonds	1.75	12/15/16	3,010,000		3,107,590
Hydro-Quebec,
Gov't Gtd. Notes	2.00	6/30/16	3,655,000		3,819,482
Xcel Energy,
Sr. Unscd. Notes	4.70	5/15/20	3,705,000		4,384,968
					11,312,040
Total Bonds and Notes
(cost $897,741,137)					943,757,938

Other Investment--.8%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $7,349,035)			7,349,035	[e]	7,349,035
Investment of Cash Collateral for
Securities Loaned--.7%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $6,403,950)			6,403,950	[e]	6,403,950
Total Investments (cost $911,494,122)			100.3%		957,510,923
Liabilities, Less Cash and Receivables			(.3%)		(3,005,155)
Net Assets			100.0%		954,505,768

BAN - Bond Anticipation Notes
GO - General Obligation
REMIC - Real Estate Mortgage Investment Conduit

a Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2012, these securities were valued at $10,325,068 or 1.1% of net assets.
b	Security, or portion thereof, on loan. At November 30, 2012, the value of the fund's securities on loan was
$323,759,918 and the value of the collateral held by the fund was $331,189,028, consisting of cash collateral of
$6,403,950 and U.S. Government and agency securities valued at $324,785,078.
c	The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
d	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
e	Investment in affiliated money market mutual fund.

At November 30, 2012, net unrealized appreciation on investments was $46,016,801 of which $48,871,660 related to appreciated investment securities and $2,854,859 related to depreciated investment securities. At November 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government & Agencies	53.2
Corporate Bonds	40.0
Municipal Bonds	4.0
Foreign/Governmental	1.6
Money Market Investments	1.5
100.3

† Based on net assets.

The following is a summary of the inputs used as of November 30, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds+	-	382,504,079	-	382,504,079
Foreign Government	-	15,126,907	-	15,126,907
Municipal Bonds	-	38,315,787	-	38,315,787
Mutual Funds	13,752,985	-	-	13,752,985
U.S. Government Agencies/Mortgage-Backed	-	19,325,447	-	19,325,447
U.S. Treasury	-	488,485,718	-	488,485,718

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Intermediate U.S. Government Fund
November 30, 2012 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--98.7%	Rate (%)	Date	Amount ($)		Value ($)
Financial--4.3%
Private Export Funding,
Bank Gtd. Notes	2.45	7/15/24	500,000		514,895
Private Export Funding,
Gov't Gtd. Notes	4.38	3/15/19	1,065,000		1,281,035
					1,795,930
U.S. Government Agencies--8.9%
Federal Farm Credit Bank,
Bonds	1.99	3/26/18	1,000,000		1,004,806
Federal Home Loan Bank,
Bonds	0.50	10/16/15	750,000		750,300
Federal Home Loan Mortgage Corp.,
Notes	0.90	1/23/15	1,000,000	a	1,000,756
Federal National Mortgage
Association, Notes	0.75	12/19/14	1,000,000	a	1,009,368
					3,765,230
U.S. Government Agencies/Mortgage-Backed--.8%
Government National Mortgage Association I:
Ser. 2004-23, Cl. AB,
3.63%, 9/16/27			94,019		96,269
Ser. 2005-76, Cl. A, 3.96%,
5/16/30			128,259		130,233
Ser. 2004-12, Cl. BA,
4.81%, 8/16/32			106,964		108,465
Ser. 2004-50, Cl. C, 5.32%,
8/16/30			3,768	b	3,770
					338,737
U.S. Government Securities--84.7%
U.S. Treasury Bonds;
7.25%, 5/15/16			1,500,000		1,852,266

U.S. Treasury Inflation Protected Securities:
Notes, 0.63%, 7/15/21	523,551	c	600,447
Notes, 1.38%, 7/15/18	21,459	c	25,109
Notes, 1.38%, 1/15/20	1,011,103	c	1,207,083
Notes, 2.38%, 1/15/17	2,147,783	c	2,506,194
U.S. Treasury Notes:
0.25%, 12/15/14	1,250,000		1,249,805
0.25%, 1/15/15	1,250,000		1,249,414
0.25%, 8/15/15	550,000		549,227
0.38%, 11/15/14	1,250,000		1,252,979
0.50%, 10/15/14	1,250,000		1,255,763
0.63%, 7/15/14	1,250,000		1,257,861
0.63%, 9/30/17	2,000,000		2,003,438
0.75%, 6/30/17	1,750,000		1,766,133
0.88%, 12/31/16	1,000,000		1,016,328
1.50%, 7/31/16	1,000,000		1,039,531
1.75%, 5/15/22	1,250,000		1,275,586
2.00%, 11/15/21	500,000		524,570
2.00%, 2/15/22	45,000		47,064
2.13%, 8/15/21	1,000,000		1,062,188
2.38%, 5/31/18	1,530,000		1,666,147
2.50%, 3/31/15	1,250,000		1,314,551
2.50%, 4/30/15	3,000,000		3,159,609
2.63%, 8/15/20	1,000,000		1,107,969
3.13%, 5/15/21	1,000,000		1,145,938
3.50%, 5/15/20	1,250,000		1,465,039
3.63%, 2/15/20	500,000		589,336
4.50%, 11/15/15	2,000,000		2,244,062
5.13%, 5/15/16	1,000,000		1,161,641
			35,595,278
Total Bonds and Notes
(cost $39,868,990)			41,495,175

Other Investment--1.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $494,762)	494,762 [d]	494,762
Total Investments (cost $40,363,752)	99.9%	41,989,937
Cash and Receivables (Net)	.1%	51,535
Net Assets	100.0%	42,041,472

a	The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
b	Variable rate security--interest rate subject to periodic change.
c	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
d	Investment in affiliated money market mutual fund.

At November 30, 2012, net unrealized appreciation on investments was $1,626,185 of which $1,653,717 related to appreciated investment securities and $27,532 related to depreciated investment securities. At November 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government & Agencies	94.4
Corporate Bonds	4.3
Money Market Investment	1.2
99.9

† Based on net assets.

The following is a summary of the inputs used as of November 30, 2012 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds+	-	1,795,930	-	1,795,930
Mutual Funds	494,762	-	-	494,762
U.S. Government Agencies/Mortgage-Backed	-	4,103,967	-	4,103,967

U.S. Treasury	-	35,595,278	-	35,595,278

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon International Appreciation Fund
November 30, 2012 (Unaudited)

Common Stocks--99.8%	Shares		Value ($)
Automobiles & Components--4.7%
Bridgestone, ADR	9,362		450,406
Daimler	18,457		916,021
Denso, ADR	38,288		630,986
Fiat, ADR	37,495	a	174,727
Honda Motor, ADR	21,948		730,868
Nissan Motor, ADR	27,962		546,937
Peugeot, ADR	12,756		79,087
Toyota Motor, ADR	18,548		1,596,612
Volkswagen, ADR	12,300		503,931
			5,629,575
Banks--12.3%
Australia & New Zealand Banking
Group, ADR	52,498		1,339,224
Banco Bilbao Vizcaya Argentaria,
ADR	73,224		618,743
Banco Santander, ADR	133,400		1,021,844
Bank of Yokohama, ADR	13,208		250,952
Barclays, ADR	33,044		523,087
BNP Paribas, ADR	20,711		584,050
Commerzbank, ADR	37,925	a	70,161
Commonwealth Bank of Australia,
ADR	7,023	b	1,312,005
Credit Agricole, ADR	22,091	a	83,261
Danske Bank, ADR	27,008	a	234,970
Erste Group Bank, ADR	11,283	a	167,327
Hachijuni Bank, ADR	2,799		140,930
Hang Seng Bank, ADR	24,669		378,916
HSBC Holdings, ADR	43,978		2,248,595
Intesa Sanpaolo, ADR	38,434		385,109
Lloyds Banking Group, ADR	177,280	a	528,294
Mitsubishi UFJ Financial Group,
ADR	97,092		447,594
National Australia Bank, ADR	40,003		1,018,956
Shinsei Bank, ADR	57,546		195,380
Shizuoka Bank, ADR	3,560		351,813
Societe Generale, ADR	62,395	a	452,364
Sumitomo Mitsui Financial Group,
ADR	39,296		255,031
Sumitomo Mitsui Trust Holdings,
ADR	26,240		78,982
United Overseas Bank, ADR	15,700		481,990
Westpac Banking, ADR	10,623		1,420,401
			14,589,979
Capital Goods--8.7%
ABB, ADR	372	a	7,224
Asahi Glass, ADR	38,076		291,281
Atlas Copco, Cl. A, ADR	17,247		465,669
Atlas Copco, Cl. B, ADR	18,720		432,245

BAE Systems, ADR	121		2,565
European Aeronautic Defence and
Space, ADR	7,893		264,968
Hutchison Whampoa, ADR	14,325		292,946
Invensys, ADR	28,090		142,697
ITOCHU, ADR	12,705		254,862
Kajima, ADR	8,417		241,885
Kawasaki Heavy Industries, ADR	27,754		259,222
Keppel, ADR	31,187		548,267
Komatsu, ADR	22,788		512,730
Kubota, ADR	11,271		604,915
Marubeni, ADR	4,423		291,962
Metso, ADR	12,062		454,979
Mitsubishi, ADR	10,957		418,886
Mitsui & Co., ADR	811		225,450
Nidec, ADR	20,281		309,691
NSK, ADR	20,210		241,105
Orkla, ADR	26,607		217,113
Rolls-Royce Holdings, ADR	11,097		795,766
Sandvik, ADR	48,276		724,140
Siemens, ADR	161		16,664
SKF, ADR	26,290		635,692
Sumitomo Electric Industries, ADR	3,702		399,064
Sumitomo, ADR	24,536		305,719
Swire Pacific, Cl. A, ADR	14,906		181,853
TOTO, ADR	20,445		281,323
Volvo, ADR	35,252		503,399
			10,324,282
Commercial & Professional Services--1.2%
Dai Nippon Printing, ADR	27,828		207,597
Experian, ADR	32,340		536,844
Secom, ADR	37,120		473,280
TOPPAN PRINTING, ADR	39,905		246,777
			1,464,498
Consumer Durables & Apparel--2.1%
Adidas, ADR	10,725		473,401
Casio Computer, ADR	3,290		247,244
Electrolux, Cl. B, ADR	7,167		376,769
LVMH Moet Hennessy Louis Vuitton,
ADR	29,469		1,039,961
Panasonic, ADR	17,520		86,899
Sega Sammy Holdings, ADR	56,384		233,994
Sharp, ADR	16,118		33,203
Sony, ADR	2,522		24,564
			2,516,035
Consumer Services--1.0%
Compass Group, ADR	41,021		475,023
InterContinental Hotels Group, ADR	5,257		140,940
Sodexo, ADR	6,262		507,222
			1,123,185
Diversified Financials--2.8%
Credit Suisse Group, ADR	16,474		388,951
Daiwa Securities Group, ADR	62,790		279,416
Deutsche Bank	16,483		727,395
ING Groep, ADR	70,669	a	635,314

Nomura Holdings, ADR	10,857		45,057
ORIX, ADR	6,179		313,028
UBS	61,451	a	965,395
			3,354,556
Energy--8.2%
BG Group, ADR	53,335		914,695
BP, ADR	37,095		1,549,087
ENI, ADR	21,775		1,032,788
Repsol, ADR	19,257		408,634
Royal Dutch Shell, Cl. A, ADR	35,198		2,357,210
Royal Dutch Shell, Cl. B, ADR	2,293		158,400
Statoil, ADR	29,155		711,090
Technip, ADR	14,012		409,851
Total, ADR	27,669		1,387,877
Woodside Petroleum, ADR	21,015		746,033
			9,675,665
Food & Staples Retailing--1.9%
Aeon, ADR	58,968		654,545
Delhaize Group, ADR	12,473		462,125
J. Sainsbury, ADR	13,245		290,595
Koninklijke Ahold, ADR	8,454		106,943
Tesco, ADR	43,321		678,840
			2,193,048
Food, Beverage & Tobacco--8.2%
Ajinomoto, ADR	34,230		491,543
British American Tobacco, ADR	7,800		822,354
Coca-Cola Amatil, ADR	22,981		661,623
Coca-Cola Hellenic Bottling, ADR	3,685	a	84,866
Danone, ADR	47,002		600,686
Diageo, ADR	5,698		681,310
Heineken, ADR	17,709		584,397
Imperial Tobacco Group, ADR	7,687		616,574
Kirin Holdings, ADR	31,382		387,882
Nestle, ADR	44,405		2,908,528
SABMiller, ADR	20,342		927,392
Unilever (NY Shares)	13,003		491,903
Unilever, ADR	4,990		191,367
Yamazaki Baking, ADR	2,023		236,716
			9,687,141
Health Care Equipment & Services--1.1%
Cie Generale d'Opitique Essilor
International, ADR	15,084		731,574
Fresenius Medical Care & Co., ADR	5,575		383,003
Olympus, ADR	6,140	a	102,845
Smith & Nephew, ADR	2,393		126,279
			1,343,701
Household & Personal Products--1.7%
Henkel & Co., ADR	7,872		660,540
Kao, ADR	7,988		220,069
L'Oreal, ADR	29,164		791,803
Shiseido, ADR	5,862		84,647
Svenska Cellulosa, ADR	12,319		250,322
			2,007,381
Insurance--5.2%
Aegon (NY Shares)	77,800		446,572

Ageas, ADR	19,975		535,929
Allianz, ADR	98,970		1,291,558
AXA, ADR	37,350		615,154
Legal & General Group, ADR	58,300		692,604
MS&AD Insurance Group Holdings,
ADR	21,902		189,233
Prudential, ADR	31,550		920,629
Tokio Marine Holdings, ADR	19,055		491,428
Zurich Insurance Group, ADR	39,197	a	1,002,659
			6,185,766
Materials--9.9%
Air Liquide, ADR	33,061		810,325
Akzo Nobel, ADR	13,615		259,774
Alumina, ADR	8,220		32,222
Amcor, ADR	12,096		400,257
Anglo American, ADR	47,994		665,677
ArcelorMittal (NY Shares)	4,455		67,716
Asahi Kasei, ADR	17,985		205,209
BASF, ADR	15,246		1,370,463
BHP Billiton Ltd., ADR	11,604		835,952
BHP Billiton PLC, ADR	23,634		1,492,014
Boral, ADR	14,421		243,715
James Hardie Industries, ADR	7,724		368,744
Johnson Matthey, ADR	5,851		460,474
Kobe Steel, ADR	44,450		209,360
Koninklijke DSM, ADR	4,946		71,816
Lafarge, ADR	13,770		200,216
Newcrest Mining, ADR	14,039		372,034
Nippon Steel Sumitomo Metal, ADR	22,082		514,069
Nitto Denko, ADR	10,620		278,244
Norsk Hydro, ADR	40,233		191,107
OJI Holdings ADR	848		27,085
Rexam, ADR	4,236		148,768
Rio Tinto, ADR	27,200		1,354,560
Stora Enso, ADR	11,934		77,571
Syngenta, ADR	8,345		667,350
Teijin, ADR	5,424		124,806
Toray Industries, ADR	3,528		210,445
UPM-Kymmene, ADR	7,622		85,366
			11,745,339
Media--1.5%
British Sky Broadcasting Group,
ADR	6,695		326,448
Pearson, ADR	1,012		19,268
Publicis Groupe, ADR	38,414		544,326
Reed Elsevier, ADR	6,531		269,600
Wolters Kluwer, ADR	7,972		152,664
WPP, ADR	6,429		441,672
			1,753,978
Pharmaceuticals, Biotech & Life Sciences--8.8%
AstraZeneca, ADR	8,312		395,152
Bayer, ADR	15,430		1,397,958
Eisai, ADR	11,123		468,278
Elan, ADR	21,218	a	211,756
GlaxoSmithKline, ADR	28,499		1,225,742

Novartis, ADR	33,887		2,102,688
Novo Nordisk, ADR	7,615		1,208,272
Roche Holding, ADR	38,566		1,897,833
Sanofi, ADR	28,789		1,284,565
Teva Pharmaceutical Industries,
ADR	6,900		278,415
			10,470,659
Real Estate--3.9%
British Land, ADR	12,476		110,163
CapitaLand, ADR	32,796		187,593
Cheung Kong Holdings, ADR	29,243		443,909
City Developments, ADR	36,591		351,274
Daiwa House Industry, ADR	3,061		468,455
Hysan Development, ADR	34,301		333,406
Lend Lease Group, ADR	56,416		510,565
Mitsubishi Estate, ADR	29,000		563,180
Sino Land, ADR	41,641		376,110
Sun Hung Kai Properties, ADR	33,037		483,662
Tokyu Land, ADR	3,001		176,759
Westfield Group, ADR	28,114		613,729
			4,618,805
Retailing--1.1%
Hennes & Mauritz, ADR	112,906		724,518
Kingfisher, ADR	43,728		388,742
Marui Group, ADR	17,401		236,828
			1,350,088
Semiconductors & Semiconductor Equipment--.3%
Advantest, ADR	27,445		369,684
Software & Services--1.8%
Computershare, ADR	24,942		227,970
Dassault Systemes, ADR	3,735		424,856
NICE Systems, ADR	1,000	a	33,780
Sage Group, ADR	12,887		256,709
SAP, ADR	13,662		1,065,499
Trend Micro, ADR	4,337		113,803
			2,122,617
Technology Hardware & Equipment--2.7%
Canon, ADR	17,097		601,472
Ericsson, ADR	104		977
Fujifilm Holdings, ADR	11,819		216,760
Fujitsu, ADR	13,602		257,894
Hitachi, ADR	9,435		545,815
Kyocera, ADR	4,712		438,216
Mitsubishi Electric, ADR	30,575		480,028
Omron, ADR	11,660		259,785
Ricoh, ADR	4,031		188,288
TDK, ADR	5,571		219,386
			3,208,621
Telecommunication Services--4.9%
BT Group, ADR	4,903		183,323
Deutsche Telekom, ADR	57,384		632,372
France Telecom, ADR	11,452		122,651
Koninklijke KPN, ADR	15,329		86,915
Nippon Telegraph & Telephone, ADR	682		15,297
NTT DOCOMO, ADR	1,465		21,184

Portugal Telecom, ADR	17,340		81,151
Singapore Telecommunications, ADR	21,960		596,214
Swisscom, ADR	7,236		305,432
Telecom Corp of New Zealand, ADR	14,228		133,885
Telecom Italia, ADR	26,496		240,849
Telecom Italia, Cl. A, ADR	3,370		26,690
Telefonica, ADR	61,428		800,407
Telenor, ADR	6,496		397,230
Telstra, ADR	21,248		478,292
Vodafone Group, ADR	63,724		1,644,079
			5,765,971
Transportation--2.2%
All Nippon Airways, ADR	23,722		103,902
Deutsche Lufthansa, ADR	30,916		513,824
International Consolidated
Airlines Group, ADR	19,362	a	263,323
MTR, ADR	20,662		832,679
Neptune Orient Lines, ADR	102,200	a	367,920
Nippon Yusen, ADR	60,373		249,944
Ryanair Holdings, ADR	860		29,610
TNT Express, ADR	24,267		238,302
			2,599,504
Utilities--3.6%
Centrica, ADR	32,540		680,737
CLP Holdings, ADR	27,613		240,233
E.ON, ADR	2,044		36,879
Enel, ADR	103,907		386,534
Energias de Portugal, ADR	9,430		239,899
GDF Suez, ADR	15,036		338,310
Hong Kong & China Gas, ADR	181,714		492,445
Iberdrola, ADR	24,123		482,942
National Grid, ADR	308		17,445
RWE, ADR	12,280		512,076
SSE, ADR	22,582		522,322
United Utilities Group, ADR	12,047		264,673
Veolia Environnement, ADR	977		10,571
			4,225,066
Total Common Stocks
(cost $155,953,000)			118,325,144
	Principal
Short-Term Investments--.1%	Amount ($)		Value ($)
U.S. Treasury Bills;
0.11%, 12/20/12
(cost $109,994)	110,000	[c]	109,996

Other Investment--.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $507,854)	507,854	[d]	507,854
Total Investments (cost $156,570,848)	100.3%		118,942,994
Liabilities, Less Cash and Receivables	(.3%)		(338,618)
Net Assets	100.0%		118,604,376

ADR - American Depository Receipts

a Non-income producing security.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2012, this security was valued at $1,312,005 or 1.1% of net assets.
c Held by or on behalf of a counterparty for open financial futures positions.
d Investment in affiliated money market mutual fund.

At November 30, 2012, net unrealized depreciation on investments was $37,627,854 of which $13,392,063 related to appreciated and $51,019,917 related to depreciated investment securities. At November 30, 2012, the cost of investments for investment securities federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Banks	12.3
Materials	9.9
Pharmaceuticals, Biotech & Life Sciences	8.8
Capital Goods	8.7
Energy	8.2
Food, Beverage & Tobacco	8.2
Insurance	5.2
Telecommunication Services	4.9
Automobiles & Components	4.7
Real Estate	3.9
Utilities	3.6
Diversified Financials	2.8
Technology Hardware & Equipment	2.7
Transportation	2.2
Consumer Durables & Apparel	2.1
Food & Staples Retailing	1.9
Software & Services	1.8
Household & Personal Products	1.7
Media	1.5
Commercial & Professional Services	1.2
Health Care Equipment & Services	1.1
Retailing	1.1
Consumer Services	1.0
Short-Term/Money Market Investment	.5
Semiconductors & Semiconductor Equipment	.3
100.3

†	Based on net assets.

STATEMENT OF FINANCIAL FUTURES
November 30, 2012 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 11/30/2012	($)
Financial Futures Long
ASX SPI 200 Index	2	235,645	December 2012	5,242
Euro STOXX 50	10	335,410	December 2012	14,565
FTSE 100 Index	3	282,307	December 2012	9,262
TOPIX	2	189,483	December 2012	7,995

				37,064

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
November 30, 2012 (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Australian Dollar,
Expiring
12/19/2012 a	143,423	147,850	149,450	1,600

British Pound,
Expiring
12/19/2012 a	197,722	313,763	316,771	3,008

Euro,
Expiring
12/19/2012 a	233,854	299,259	304,201	4,942

Japanese Yen,
Expiring
12/19/2012 a	27,488,585	338,619	333,530	(5,089)

Gross Unrealized Appreciation				9,550
Gross Unrealized Depreciation				(5,089)

Counterparty:

a	UBS

The following is a summary of the inputs used as of November 30, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	118,325,144	-	-	118,325,144
Mutual Funds	507,854	-	-	507,854
U.S. Treasury	-	109,996	-	109,996
Other Financial Instruments:
Financial Futures++	37,064	-	-	37,064
Forward Foreign Currency Exchange Contracts++	-	9,550	-	9,550
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(5,089)	-	(5,089)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended November 30, 2012 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon International Equity Income Fund
November 30, 2012 (Unaudited)

Common Stocks--95.8%	Shares	Value ($)
Australia--12.5%
Australia & New Zealand Banking Group	17,500	444,887
Bendigo and Adelaide Bank	66,700	562,435
Commonwealth Bank of Australia	25,200	1,569,773
Metcash	188,700	675,462
National Australia Bank	53,300	1,351,662
Tabcorp Holdings	360,000	1,051,951
Tatts Group	1,260,200	3,853,380
Telstra	243,700	1,096,144
Westpac Banking	88,800	2,363,132
		12,968,826
Brazil--2.0%
Cielo	62,940	1,639,185
Light	45,100	500,220
		2,139,405
Canada--.8%
Enerplus	61,200	818,177
Pengrowth Energy	11,700	60,894
		879,071
China--7.0%
Anta Sports Products	2,397,000	1,750,538
Bank of China, Cl. H	1,209,000	510,107
Bosideng International Holdings	3,500,000	1,065,779
Dongyue Group	1,800,000	1,003,329
Guangzhou R&F Properties, Cl. H	1,278,800	2,181,329
Jiangsu Expressway, Cl. H	47,300	42,294
Zhejiang Expressway, Cl. H	904,000	689,355
		7,242,731
France--3.1%
France Telecom	68,900	729,314
GDF Suez	5,050	113,589
Neopost	6,900	360,520
Total	39,550	1,979,017
		3,182,440
Germany--2.9%
Deutsche Telekom	31,200	343,687
E.ON	29,250	526,866

Muenchener Rueckversicherungs	6,050	1,032,712
RWE	26,100	1,088,419
		2,991,684
Hong Kong--3.3%
Hang Seng Bank	49,200	751,630
NWS Holdings	350,000	570,824
Shougang Fushan Resources Group	5,703,000	2,126,612
		3,449,066
Israel--2.5%
Bezeq Israeli Telecommunication	1,109,100	1,363,991
Israel Chemicals	101,600	1,251,625
		2,615,616
Italy--.1%
Enel	22,200	84,133
STMicroelectronics	11,700	74,560
		158,693
Japan--3.7%
Dai Nippon Printing	137,300	1,027,647
Mizuho Financial Group	615,300	985,256
NKSJ Holdings	65,400	1,240,010
Ricoh	62,400	579,074
		3,831,987
Netherlands--1.5%
Corio	24,649	1,104,526
Koninklijke KPN	55,547	314,249
Koninklijke Philips Electronics	6,900	178,219
		1,596,994
New Zealand--3.1%
Telecom Corporation of New Zealand	1,723,900	3,269,197
Norway--1.9%
Seadrill	50,800	1,955,071
Poland--6.9%
KGHM Polska Miedz	83,500	4,734,789
PGE	180,000	1,047,518
Synthos	800,000	1,446,953
		7,229,260
Portugal--.9%
Portugal Telecom	211,200	981,137
Singapore--3.3%
Hutchison Port Holdings Trust	4,050,000	3,138,750
StarHub	105,000	320,867
		3,459,617
South Africa--5.4%

Growthpoint Properties	45,300	124,837
Kumba Iron Ore	46,800	2,863,673
Vodacom Group	197,000	2,636,889
		5,625,399
Spain--1.0%
ACS Actividades de Construccion y Servicios	46,900	1,002,460
Sweden--.4%
Ratos, Cl. B	19,200	191,182
Skanska, Cl. B	11,700	185,875
		377,057
Taiwan--.3%
Compal Electronics	116,000	78,454
Farglory Land Development	101,000	189,110
		267,564
Thailand--1.8%
Advanced Info Service	262,800	1,883,871
Turkey--6.3%
Ford Otomotiv Sanayi	350,000	3,584,520
Tupras Turkiye Petrol Rafinerileri	74,800	1,996,788
Turk Telekomunikasyon	260,000	971,990
		6,553,298
United Kingdom--20.4%
AstraZeneca	35,000	1,663,476
Aviva	196,000	1,100,647
BAE Systems	278,000	1,457,790
BP	86,700	599,521
British American Tobacco	70,224	3,683,565
GlaxoSmithKline	39,700	848,815
HSBC Holdings	67,300	687,599
ICAP	72,000	336,260
Man Group	978,700	1,204,245
Marks & Spencer Group	11,700	73,219
Resolution	290,300	1,105,555
Royal Dutch Shell, Cl. A	28,577	956,672
Royal Dutch Shell, Cl. B	8,200	283,051
RSA Insurance Group	1,621,000	3,051,581
SSE	44,700	1,020,532
Standard Life	353,300	1,811,330
TUI Travel	139,300	605,487
Vodafone Group	310,000	800,380
		21,289,725
United States--4.7%
iShares MSCI EAFE Index Fund	88,000	4,846,160

Total Common Stocks
(cost $94,079,845)		99,796,329

Preferred Stocks--2.2%
Brazil--1.4%
AES Tiete	107,000	1,141,707
Eletropaulo Metropolitana Eletricidade de Sao Paulo	47,400	301,463
		1,443,170
Germany--.8%
ProSiebenSat.1 Media	28,700	840,012
Total Preferred Stocks
(cost $3,107,924)		2,283,182

Other Investment--.6%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $585,643)	585,643 [a]	585,643
Total Investments (cost $97,773,412)	98.6%	102,665,154
Cash and Receivables (Net)	1.4%	1,488,945
Net Assets	100.0%	104,154,099

a	Investment in affiliated money market mutual fund.

At November 30, 2012, net unrealized appreciation on investments was $4,891,742 of which $9,005,002 related to appreciated investment securities and $4,113,260 related to depreciated investment securities. At November 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	24.5
Telecommunication Services	14.1
Materials	12.9
Industrial	12.1
Consumer Discretionary	8.9
Energy	8.3
Utilities	5.6
Exchange-Traded Fund	4.7
Consumer Staples	4.2
Health Care	2.4
Information Technology	.3
Money Market Investment	.6
98.6

† Based on net assets.

The following is a summary of the inputs used as of November 30, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	94,950,169	-	-	94,950,169
Exchange-Traded Funds	4,846,160	-	-	4,846,160
Mutual Funds	585,643	-	-	585,643
Preferred Stocks+	2,283,182	-	-	2,283,182

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon International Fund
November 30, 2012 (Unaudited)

Common Stocks--97.4%	Shares		Value ($)
Australia--5.0%
Atlas Iron	589,230		851,666
Australia & New Zealand Banking Group	199,410		5,069,428
Coca-Cola Amatil	162,540		2,330,675
Commonwealth Bank of Australia	36,140		2,251,254
Dexus Property Group	2,615,490		2,743,177
Primary Health Care	687,828		2,871,274
QBE Insurance Group	331,754		3,787,636
Rio Tinto	43,141		2,645,044
Spark Infrastructure Group	1,593,570		2,719,091
Stockland	505,890		1,789,743
			27,058,988
Belgium--.7%
Delhaize Group	107,267		3,966,135
Finland--.8%
Kemira	79,270		1,147,436
Sampo, Cl. A	91,130		2,909,627
			4,057,063
France--11.7%
Alstom	75,006		2,729,894
Arkema	16,840		1,722,524
Cap Gemini	51,560		2,182,672
Carrefour	222,857		5,502,517
Cie de St-Gobain	69,820		2,785,863
Danone	71,870		4,558,998
Dassault Systemes	11,740		1,328,348
Electricite de France	114,890		2,109,054
Fonciere Des Regions	24,290		2,038,830
France Telecom	254,753		2,696,590
GDF Suez	152,192		3,423,236
L'Oreal	20,320		2,757,660
Sanofi	131,629		11,753,843
Schneider Electric	36,040		2,532,938
Societe Generale	83,944	a	3,035,548
Technip	17,580		2,042,171
Total	207,012		10,358,542
			63,559,228
Germany--8.7%
Aixtron	173,393		2,168,230
Allianz	22,965		2,985,202
Bayer	64,573		5,840,803
Celesio	155,810		2,646,446
Continental	33,230		3,677,768
Daimler	85,301		4,213,409
Deutsche Bank	95,498		4,215,320
Deutsche Lufthansa	103,850		1,723,382

Deutsche Telekom	138,570		1,526,431
E.ON	130,850		2,356,937
Fresenius & Co.	24,150		2,791,552
Gerresheimer	41,840	a	2,144,211
Hannover Rueckversicherung	49,140		3,620,425
Muenchener Rueckversicherungs	13,820		2,359,021
Siemens	40,480		4,174,824
Talanx	19,420		502,858
			46,946,819
Hong Kong--2.5%
Esprit Holdings	3,267,139		5,075,528
Foxconn International Holdings	2,472,000	a	1,250,321
Hang Seng Bank	227,500		3,475,523
Pacific Basin Shipping	2,028,000		1,072,850
SJM Holdings	1,038,000		2,448,277
			13,322,499
Ireland--.3%
Smurfit Kappa Group	115,220		1,350,135
Israel--1.0%
Teva Pharmaceutical Industries, ADR	132,192		5,333,947
Italy--2.6%
Eni	61,390		1,451,497
Finmeccanica	323,831	a	1,702,312
Saras	3,234,506	a	3,939,492
STMicroelectronics	538,180		3,429,637
Telecom Italia	3,688,900		3,360,698
			13,883,636
Japan--23.0%
Aisin Seiki	77,200		2,281,303
Astellas Pharma	49,700		2,514,090
Daito Trust Construction	43,600		4,225,923
Dena	58,300		2,139,352
Denso	84,300		2,770,288
East Japan Railway	19,900		1,305,986
Fuji Heavy Industries	412,000		4,623,036
Fujitsu	762,000		2,884,018
Hitachi	924,000		5,335,404
Inpex	1,005		5,388,609
Japan Tobacco	113,900		3,412,786
Kao	134,000		3,678,559
LIXIL Group	76,700		1,624,531
Matsumotokiyoshi Holdings	52,600		1,258,291
Mitsubishi	130,400		2,469,272
Mitsubishi UFJ Financial Group	1,382,700		6,323,502
Nihon Kohden	63,800		2,093,516
Nippon Electric Glass	393,000		2,240,674
Nippon Express	622,000		2,233,420
Nippon Shokubai	178,000		1,733,899
Nitto Denko	31,800		1,656,833
Nomura Holdings	454,700		1,880,909
Nomura Research Institute	123,700		2,387,417
Omron	203,300		4,505,721

Ricoh	362,800		3,366,798
Sega Sammy Holdings	124,300		2,068,777
Seven & I Holdings	130,900		3,814,178
Shimachu	144,200		3,034,961
Shimamura	14,900		1,505,635
Shin-Etsu Chemical	62,400		3,671,256
SMC	7,800		1,317,110
Sumitomo Mitsui Financial Group	183,700		5,914,233
Sumitomo Mitsui Trust Holdings	708,860		2,149,754
Taiyo Nippon Sanso	541,000		2,999,175
THK	77,600		1,333,890
Tokyo Electron	59,400		2,648,086
Toyo Suisan Kaisha	48,000		1,315,946
Toyota Motor	211,000		9,048,159
Yamaha Motor	310,000		3,252,866
Yamato Holdings	252,100		3,773,778
Yaskawa Electric	302,000		2,410,578
			124,592,519
Netherlands--3.7%
Aegon	297,400		1,710,734
ING Groep	424,780	a	3,817,391
Koninklijke Philips Electronics	343,207		8,864,615
Nutreco	18,940		1,544,197
Unilever	115,220		4,371,830
			20,308,767
Norway--1.6%
Norsk Hydro	439,189		2,105,831
Orkla	255,100		2,076,126
Petroleum Geo-Services	141,820		2,377,249
TGS Nopec Geophysical	74,608		2,364,243
			8,923,449
Singapore--1.6%
DBS Group Holdings	216,987		2,568,788
Oversea-Chinese Banking	455,000		3,507,742
United Overseas Bank	186,000		2,852,630
			8,929,160
Spain--.6%
Inditex	12,370		1,695,644
Red Electrica	29,930		1,386,906
			3,082,550
Sweden--2.8%
Autoliv, SDR	25,250		1,525,622
Ericsson, Cl. B	583,439		5,436,843
Svenska Cellulosa, Cl. B	191,409		3,875,159
Volvo, Cl. B	314,130		4,449,902
			15,287,526
Switzerland--9.0%
ABB	270,740	a	5,276,319
Adecco	112,784	a	5,572,871
Cie Financiere Richemont, Cl. A	22,480		1,733,243
Clariant	223,090	a	2,689,020
Nestle	18,025		1,179,687

Novartis	181,339		11,222,393
Partners Group Holding	13,150		2,866,408
Roche Holding	37,385		7,358,394
Syngenta	6,990		2,802,185
UBS	331,279	a	5,183,496
Zurich Insurance Group	11,950	a	3,049,719
			48,933,735
United Arab Emirates--.5%
Dragon Oil	278,930		2,480,232

United Kingdom--21.2%
Aberdeen Asset Management	668,650		3,620,926
Anglo American	231,841		6,435,281
Barclays	1,002,420		3,950,835
BHP Billiton	61,990		1,948,609
BP	636,129		4,398,764
Centrica	468,440		2,445,921
Diageo	83,780		2,492,621
Direct Line Insurance Group	325,160		1,056,239
Experian	254,460		4,227,682
GlaxoSmithKline	174,760		3,736,497
Home Retail Group	1,122,327		2,008,522
HSBC Holdings	1,298,593		13,267,636
ITV	1,205,970		1,910,895
Kingfisher	499,390		2,224,276
Legal & General Group	621,150		1,449,974
Lloyds Banking Group	5,566,660	a	4,146,723
Old Mutual	691,328		1,897,342
Resolution	1,174,441		4,472,645
Rexam	176,138		1,235,190
Rio Tinto	103,087		5,109,261
Rolls-Royce Holdings	166,680	a	2,378,053
Royal Bank of Scotland Group	724,244	a	3,425,353
Royal Dutch Shell, Cl. A	234,744		7,858,523
Royal Dutch Shell, Cl. B	256,380		8,849,825
SABMiller	50,000		2,265,044
Smith & Nephew	258,541		2,723,512
Tesco	354,323		1,845,527
Unilever	131,379		5,058,058
Vodafone Group	3,315,987		8,561,447
			115,001,181
United States--.1%
iShares MSCI EAFE Index Fund	9,350		514,904
Total Common Stocks
(cost $585,397,863)			527,532,473

Preferred Stocks--.6%
Germany
ProSiebenSat.1 Media
(cost $3,291,078)	108,630		3,179,459
Total Investments (cost $588,688,941)	98.0%		530,711,932
Cash and Receivables (Net)	2.0%		10,753,644

Net Assets	100.0%	541,465,576

ADR - American Depository Receipts
SDR- Swedish Depository Receipts

a	Non-income producing security.

At November 30, 2012, net unrealized depreciation on investments was $57,977,009 of which $42,466,298 related to appreciated investment securities and $100,443,307 related to depreciated investment securities. At November 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	22.8
Industrial	11.8
Health Care	11.6
Consumer Discretionary	10.8
Consumer Staples	10.2
Energy	9.5
Information Technology	8.1
Materials	7.4
Telecommunication Services	3.0
Utilities	2.7
Exchange-Traded Fund	.1
98.0

†	Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
November 30, 2012 (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation) ($)
Sales:
Australian Dollar,
Expiring
12/3/2012 a	265,324	277,171	276,893	278

British Pound,
Expiring
12/3/2012 b	934,605	1,499,238	1,497,381	1,857

Euro,
Expiring:
12/3/2012 c	922,138	1,199,111	1,199,279	(168)
12/4/2012 b	299,797	389,961	389,899	62

Japanese Yen,
Expiring:
12/3/2012 d	87,002,789	1,061,333	1,055,410	5,923
12/4/2012 d	9,222,643	111,851	111,878	(27)

Norwegian Krone,
Expiring
12/3/2012 d	444,394	78,293	78,453	(160)

Singapore Dollar,
Expiring
12/3/2012 d	54,886	44,949	44,967	(18)

Swedish Krone,
Expiring
12/3/2012 c	647,623	97,151	97,338	(187)

Swiss Franc,
Expiring
12/3/2012 e	336,908	363,871	363,557	314

Gross Unrealized Appreciation				8,434
Gross Unrealized Depreciation				(560)

Counterparties:

a	Goldman Sachs
b	Barclays Bank
c	Credit Suisse First Boston
d	JPMorgan Chase & Co.
e	Northern Trust

The following is a summary of the inputs used as of November 30, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	527,017,569	-	-	527,017,569
Exchange-Traded Funds	514,904	-	-	514,904
Preferred Stocks+	3,179,459	-	-	3,179,459
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	8,434	-	8,434
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(560)	-	(560)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended November 30, 2012 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Market Opportunities Fund
November 30, 2012 (Unaudited)

Common Stocks--82.7%	Shares		Value ($)
Automobiles & Components--1.0%
Johnson Controls	58,349		1,606,931
Banks--2.6%
PNC Financial Services Group	30,320		1,702,165
Wells Fargo & Co.	71,080		2,346,351
			4,048,516
Capital Goods--10.4%
Boeing	16,072		1,193,828
Caterpillar	26,890		2,292,104
Donaldson	45,954		1,543,135
Dover	28,210		1,793,874
Eaton	48,000		2,503,680
Emerson Electric	25,450		1,278,354
Flowserve	11,800		1,634,890
MSC Industrial Direct, Cl. A	17,516		1,272,713
Precision Castparts	8,608		1,578,621
Rockwell Collins	18,948		1,083,447
			16,174,646
Consumer Durables & Apparel--1.7%
Coach	20,960		1,212,326
NIKE, Cl. B	14,729		1,435,783
			2,648,109
Consumer Services--4.2%
Las Vegas Sands	36,730		1,713,455
McDonald's	15,609		1,358,607
Panera Bread, Cl. A	7,471	a	1,199,096
Starbucks	43,581		2,260,546
			6,531,704
Diversified Financials--1.3%
Invesco	82,533		2,062,500
Energy--9.6%
Apache	13,039		1,005,176
CARBO Ceramics	13,292		1,017,768
EOG Resources	12,418		1,460,605
Halliburton	47,911		1,597,832
Marathon Oil	66,320		2,045,972
Occidental Petroleum	13,911		1,046,246
Schlumberger	41,065		2,941,075
Southwestern Energy	59,455	a	2,063,683
Valero Energy	54,410		1,755,267
			14,933,624
Food & Staples Retailing--1.0%
Wal-Mart Stores	21,166		1,524,375
Food, Beverage & Tobacco--3.9%
Coca-Cola	32,870		1,246,430
Kraft Foods Group	1	a	45
Mondelez International, Cl. A	93,434		2,419,006
PepsiCo	34,805		2,443,659
			6,109,140
Health Care Equipment & Services--5.9%
C.R. Bard	13,908		1,377,031
Express Scripts Holding	38,750	a	2,086,688
Meridian Bioscience	55,625		1,114,169
ResMed	49,770		2,045,049
Stryker	23,442		1,269,619
Varian Medical Systems	19,726	a	1,364,250
			9,256,806
Household & Personal Products--2.1%
Colgate-Palmolive	13,853		1,503,050
Procter & Gamble	25,740		1,797,424
			3,300,474
Insurance--1.3%
MetLife	61,010		2,024,922

Materials--3.9%
Celanese, Ser. A	41,316		1,695,609
Monsanto	18,698		1,712,550
Praxair	12,005		1,287,056
Sigma-Aldrich	19,520		1,415,590
			6,110,805
Media--2.2%
Comcast, Cl. A	33,070		1,229,543
Walt Disney	43,969		2,183,500
			3,413,043
Pharmaceuticals, Biotech & Life Sciences--6.7%
Celgene	20,138	a	1,582,645
Gilead Sciences	29,590	a	2,219,250
Johnson & Johnson	18,700		1,303,951
Teva Pharmaceutical Industries,
ADR	57,440		2,317,704
Watson Pharmaceuticals	35,446	a	3,119,602
			10,543,152
Retailing--5.8%
Family Dollar Stores	24,321		1,731,655
Lowe's	59,085		2,132,378
TJX	52,856		2,343,635
Tractor Supply	14,586		1,307,197
Urban Outfitters	40,430	a	1,524,211
			9,039,076
Semiconductors & Semiconductor Equipment--1.6%
Broadcom, Cl. A	48,370	a	1,566,221
Intel	51,452		1,006,916
			2,573,137
Software & Services--9.9%
Adobe Systems	37,707	a	1,305,039
Automatic Data Processing	23,755		1,348,334
Google, Cl. A	2,215	a	1,546,890
International Business Machines	9,710		1,845,580
MasterCard, Cl. A	4,639		2,266,987
Oracle	45,646		1,465,237
Paychex	41,416		1,347,677
Salesforce.com	14,895	a	2,348,495
Teradata	32,790	a	1,950,349
			15,424,588
Technology Hardware & Equipment--6.6%
Amphenol, Cl. A	24,154		1,495,616
Apple	8,463		4,953,225
Cisco Systems	72,383		1,368,762
Microsoft	41,579		1,106,833
QUALCOMM	21,122		1,343,782
			10,268,218
Transportation--1.0%
C.H. Robinson Worldwide	16,738		1,033,404
Expeditors International of
Washington	14,520		543,338
			1,576,742
Total Common Stocks
(cost $114,361,519)			129,170,508

Other Investment--17.1%
Registered Investment Companies:
BNY Mellon U.S. Core Equity 130/30
Fund, Cl. M	1,304,100	b	16,066,510
Dreyfus Institutional Preferred
Plus Money Market Fund	1,359,474	c	1,359,474
Dreyfus Research Growth Fund, Cl.
I	898,273	b	9,306,113

Total Other Investment
(cost $25,003,368)			26,732,097

Total Investments (cost $139,364,887)	99.8%		155,902,605
Cash and Receivables (Net)	.2%		296,182

Net Assets	100.0%	156,198,787

ADR - American Depository Receipts

a	Non-income producing security.
b	Investment in affiliated mutual fund.
c	Investment in affiliated money market mutual fund.

At November 30, 2012, net unrealized appreciation on investments was $16,537,718 of which $19,554,727 related to appreciated investment securities and $3,017,009 related to depreciated investment securities. At November 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Domestic	16.2
Capital Goods	10.4
Software & Services	9.9
Energy	9.6
Pharmaceuticals, Biotech & Life Sciences	6.7
Technology Hardware & Equipment	6.6
Health Care Equipment & Services	5.9
Retailing	5.8
Consumer Services	4.2
Food, Beverage & Tobacco	3.9
Materials	3.9
Banks	2.6
Media	2.2
Household & Personal Products	2.1
Consumer Durables & Apparel	1.7
Semiconductors & Semiconductor Equipment	1.6
Diversified Financials	1.3
Insurance	1.3
Automobiles & Components	1.0
Food & Staples Retailing	1.0
Transportation	1.0
Money Market Investment	.9
99.8

†	Based on net assets.

The following is a summary of the inputs used as of November 30, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	126,852,804	-	-	126,852,804
Equity Securities - Foreign Common Stocks+	2,317,704	-	-	2,317,704
Mutual Funds	26,732,097	-	-	26,732,097

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Stock Fund
November 30, 2012 (Unaudited)

Common Stocks--100.0%	Shares		Value ($)
Automobiles & Components--.9%
Autoliv	145,700	a	8,794,452
Banks--2.7%
Wells Fargo & Co.	792,790		26,169,998
Capital Goods--7.8%
Caterpillar	129,530		11,041,137
Cooper Industries	220,160		16,401,920
Danaher	154,760		8,352,397
Eaton	120,600	a	6,290,496
Fluor	157,720		8,371,778
General Electric	1,122,956		23,728,060
Pentair	34,475		1,671,693
			75,857,481
Commercial & Professional Services--1.5%
ADT	71,840		3,297,456
Robert Half International	251,250		7,100,325
Tyco International	143,680		4,076,202
			14,473,983
Consumer Durables & Apparel--1.2%
PVH	98,160		11,248,154
Consumer Services--.7%
Carnival	182,934		7,072,228
Diversified Financials--9.8%
American Express	268,820		15,027,038
Ameriprise Financial	209,280		12,697,018
Bank of America	723,770		7,136,372
Capital One Financial	156,860		9,035,136
IntercontinentalExchange	69,710	b	9,212,176
JPMorgan Chase & Co.	478,406		19,652,918
Moody's	233,540		11,345,373
T. Rowe Price Group	166,900		10,793,423
			94,899,454
Energy--11.3%
Anadarko Petroleum	156,440		11,449,844
Apache	160,200		12,349,818
Ensco, Cl. A	242,190		14,102,724
EOG Resources	65,530		7,707,639
Exxon Mobil	286,390		25,242,415
National Oilwell Varco	247,620		16,912,446
Occidental Petroleum	160,060		12,038,113
TransCanada	206,210		9,483,598
			109,286,597
Food, Beverage & Tobacco--10.1%
Coca-Cola Enterprises	349,410		10,894,604
ConAgra Foods	162,760		4,860,014
Dr. Pepper Snapple Group	127,440		5,715,684
PepsiCo	348,010		24,433,782
Philip Morris International	251,530		22,607,516
Ralcorp Holdings	73,830	b	6,581,206
Unilever, ADR	589,080		22,591,218
			97,684,024
Health Care Equipment & Services--4.1%
Allscripts Healthcare Solutions	364,740	b	4,055,909

Cigna	159,090		8,315,634
Covidien	300,360		17,453,920
McKesson	105,410		9,958,083
			39,783,546
Insurance--2.1%
American International Group	319,710	b	10,591,992
Chubb	128,690		9,907,843
			20,499,835
Materials--3.1%
LyondellBasell Industries, Cl. A	270,630		13,458,430
Praxair	92,860		9,955,521
Vale, ADR	355,960		6,204,383
			29,618,334
Media--5.4%
CBS, Cl. B	420,100		15,115,198
News, Cl. A	756,540		18,641,146
Walt Disney	367,110		18,230,683
			51,987,027
Pharmaceuticals, Biotech & Life Sciences--10.9%
Johnson & Johnson	220,160		15,351,757
Merck & Co.	637,050		28,221,315
Pfizer	1,471,670		36,821,183
Sanofi, ADR	559,110		24,947,488
			105,341,743
Real Estate--1.0%
American Tower	66,370		4,973,104
CBRE Group, Cl. A	267,840	b	5,070,211
			10,043,315
Retailing--2.4%
Amazon.com	52,290	b	13,179,694
Target	166,760		10,527,559
			23,707,253
Software & Services--9.3%
Alliance Data Systems	130,640	a,b	18,614,894
Cognizant Technology Solutions,
Cl. A	156,020	b	10,489,225
Informatica	168,010	b	4,514,429
International Business Machines	76,550		14,549,858
Intuit	179,720		10,767,025
Oracle	472,240		15,158,904
Teradata	101,988	b	6,066,246
VMware, Cl. A	111,712	b	10,160,206
			90,320,787
Technology Hardware & Equipment--9.9%
Apple	103,320		60,471,130
EMC	589,360	b	14,627,915
QUALCOMM	328,350		20,889,627
			95,988,672
Telecommunication Services--1.9%
AT&T	536,759		18,319,585
Transportation--1.7%
FedEx	181,810		16,277,449
Utilities--2.2%
NextEra Energy	315,530		21,680,066
Total Common Stocks
(cost $761,932,517)			969,053,983

Other Investment--.4%
Registered Investment Company;

Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,635,365)	3,635,365 [c]	3,635,365
Investment of Cash Collateral for
Securities Loaned--3.2%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $30,852,773)	30,852,773 [c]	30,852,773
Total Investments (cost $796,420,655)	103.6%	1,003,542,121
Liabilities, Less Cash and Receivables	(3.6%)	(34,775,169)
Net Assets	100.0%	968,766,952

ADR - American Depository Receipts

a Security, or portion thereof, on loan. At November 30, 2012, the value of the fund's securities on loan was $30,315,608 and the value of the collateral held by the fund was $30,852,773.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

At November 30, 2012, net unrealized appreciation on investments was $207,121,466 of which $221,076,228 related to appreciated investment securities and $13,954,762 related to depreciated investment securities. At November 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Energy	11.3
Pharmaceuticals, Biotech & Life Sciences	10.9
Food, Beverage & Tobacco	10.1
Technology Hardware & Equipment	9.9
Diversified Financials	9.8
Software & Services	9.3
Capital Goods	7.8
Media	5.4
Health Care Equipment & Services	4.1
Money Market Investments	3.6
Materials	3.1
Banks	2.7
Retailing	2.4
Utilities	2.2
Insurance	2.1
Telecommunication Services	1.9
Transportation	1.7
Commercial & Professional Services	1.5
Consumer Durables & Apparel	1.2
Real Estate	1.0
Automobiles & Components	.9
Consumer Services	.7
103.6

†	Based on net assets.

The following is a summary of the inputs used as of November 30, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	882,930,120	-	-	882,930,120
Equity Securities - Foreign Common Stocks+	86,123,863	-	-	86,123,863
Mutual Funds	34,488,138	-	-	34,488,138

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Massachusetts Intermediate Municipal Bond Fund
November 30, 2012 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--99.0%	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts--90.5%
Ashland,
GO (Insured; AMBAC)	5.25	5/15/21	1,305,000		1,451,734
Auburn,
GO (Insured; AMBAC)	5.13	6/1/20	1,225,000		1,304,858
Barnstable,
GO	4.00	9/15/21	580,000		714,728
Barnstable,
GO	4.00	9/15/22	560,000		693,017
Boston,
GO	4.00	4/1/18	3,000,000		3,521,910
Boston,
GO	5.00	3/1/20	1,700,000		1,995,681
Boston,
GO	5.00	4/1/20	5,000,000		6,410,400
Boston,
GO	5.00	3/1/21	2,000,000		2,338,720
Boston Water and Sewer Commission,
General Revenue	5.00	11/1/17	2,000,000		2,414,400
Boston Water and Sewer Commission,
General Revenue	5.00	11/1/18	1,500,000		1,860,090
Boston Water and Sewer Commission,
General Revenue	5.00	11/1/24	1,000,000		1,295,070
Boston Water and Sewer Commission,
General Revenue	5.00	11/1/25	2,500,000		3,088,375
Boston Water and Sewer Commission,
General Revenue	5.00	11/1/26	2,480,000		3,013,870
Boston Water and Sewer Commission,
General Revenue (Prerefunded)	5.00	11/1/14	2,170,000	a	2,363,651
Boston Water and Sewer Commission,
General Revenue (Prerefunded)	5.00	11/1/14	3,920,000	a	4,269,821
Brockton,
GO (Municipal Purpose Loan)
(Insured; AMBAC)	5.00	6/1/19	1,430,000		1,565,221
Everett,
GO (Insured; National Public
Finance Guarantee Corp.)	5.38	12/15/17	1,250,000		1,363,925
Falmouth,
GO (Municipal Purpose Loan)	4.00	11/15/19	625,000		748,544
Falmouth,
GO (Municipal Purpose Loan)	4.00	11/15/20	605,000		731,832
Groton-Dunstable Regional School
District, GO	5.00	9/1/20	725,000		909,143
Haverhill,
GO (State Qualified Municipal
Purpose Loan) (Insured;

National Public Finance
Guarantee Corp.)	5.00	6/1/16	1,580,000		1,821,629
Haverhill,
GO (State Qualified Municipal
Purpose Loan) (Insured;
National Public Finance
Guarantee Corp.)	5.00	6/1/18	505,000		575,543
Hopedale,
GO (Insured; AMBAC)	5.00	11/15/19	650,000		704,327
Lexington,
GO	5.00	2/1/17	2,030,000		2,401,652
Lynnfield,
GO (Municipal Purpose Loan)	5.00	7/1/21	525,000		561,319
Lynnfield,
GO (Municipal Purpose Loan)	5.00	7/1/22	585,000		625,470
Lynnfield,
GO (Municipal Purpose Loan)	5.00	7/1/23	585,000		625,470
Mansfield,
GO (Insured; AMBAC)	5.00	8/15/17	1,395,000		1,555,802
Massachusetts,
GO	5.25	8/1/20	1,060,000		1,374,809
Massachusetts,
GO	5.25	8/1/23	1,000,000		1,344,350
Massachusetts,
GO (Consolidated Loan)	5.00	8/1/20	4,000,000		4,877,960
Massachusetts,
GO (Consolidated Loan)
(Insured; Assured Guaranty
Municipal Corp.)	5.25	8/1/17	1,440,000		1,739,059
Massachusetts,
GO (Consolidated Loan)
(Insured; Assured Guaranty
Municipal Corp.)	5.25	8/1/22	5,825,000		6,979,282
Massachusetts,
GO (Consolidated Loan)
(Insured; FGIC)	5.50	8/1/18	1,035,000		1,300,498
Massachusetts,
GO (Consolidated Loan)
(Prerefunded)	5.00	8/1/16	1,000,000	a	1,164,520
Massachusetts,
GO (Insured; AMBAC)	5.50	10/1/18	225,000		284,078
Massachusetts,
Special Obligation Dedicated
Tax Revenue (Insured; National
Public Finance Guarantee Corp.)	2.82	1/1/16	3,540,000	b	3,693,353
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.00	7/1/18	4,000,000		4,917,200
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.50	7/1/16	105,000		123,779
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.50	7/1/16	2,395,000		2,818,675
Massachusetts Bay Transportation

Authority, Senior Sales Tax
Revenue	5.25	7/1/18	1,250,000		1,553,675
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.25	7/1/21	2,000,000		2,636,980
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.25	7/1/22	2,430,000		3,234,379
Massachusetts College Building
Authority, Project Revenue	5.00	5/1/23	1,000,000	c	1,206,560
Massachusetts College Building
Authority, Revenue	5.00	5/1/24	2,500,000	c	3,172,400
Massachusetts Development Finance
Agency, Education Revenue
(Dexter School Project)	5.00	5/1/23	1,400,000	c	1,574,006
Massachusetts Development Finance
Agency, Education Revenue
(Dexter School Project)	5.00	5/1/24	1,465,000	c	1,647,085
Massachusetts Development Finance
Agency, Higher Education
Revenue (Emerson College Issue)	5.00	1/1/16	1,000,000	c	1,096,420
Massachusetts Development Finance
Agency, Higher Education
Revenue (Emerson College Issue)	5.00	1/1/19	1,055,000	c	1,177,032
Massachusetts Development Finance
Agency, Higher Education
Revenue (Emerson College Issue)	5.00	1/1/22	2,000,000	c	2,199,980
Massachusetts Development Finance
Agency, Recovery Zone Facility
Revenue (Dominion Energy
Brayton Point Issue)	2.25	9/1/16	2,560,000		2,635,648
Massachusetts Development Finance
Agency, Revenue (Boston
College Issue)	5.00	7/1/20	1,000,000	c	1,172,580
Massachusetts Development Finance
Agency, Revenue (College of
the Holy Cross Issue)	5.00	9/1/21	1,800,000	c	2,176,740
Massachusetts Development Finance
Agency, Revenue (Combined
Jewish Philanthropies of
Greater Boston, Inc. Project)	5.25	2/1/22	440,000		443,348
Massachusetts Development Finance
Agency, Revenue (Curry College
Issue) (Insured; ACA)	4.75	3/1/20	530,000	c	571,472
Massachusetts Development Finance
Agency, Revenue (Curry College
Issue) (Insured; ACA)	5.25	3/1/26	1,000,000	c	1,070,440
Massachusetts Development Finance
Agency, Revenue (Curry College
Issue) (Insured; ACA)	5.00	3/1/36	1,000,000	c	1,042,090
Massachusetts Development Finance
Agency, Revenue (Emerson
College Issue)	4.00	1/1/14	225,000	c	231,466
Massachusetts Development Finance
Agency, Revenue (Harvard

University Issue)	5.00	10/15/20	1,200,000	c	1,558,080
Massachusetts Development Finance
Agency, Revenue (Massachusetts
College of Pharmacy and Allied
Health Sciences Issue)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/24	2,750,000		3,030,115
Massachusetts Development Finance
Agency, Revenue (Massachusetts
College of Pharmacy and Allied
Health Sciences Issue)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/27	1,000,000		1,087,510
Massachusetts Development Finance
Agency, Revenue (Olin College
Issue) (Insured; XLCA)	5.25	7/1/33	5,000,000	c	5,115,650
Massachusetts Development Finance
Agency, Revenue (Partners
HealthCare System Issue)	5.00	7/1/25	1,825,000		2,223,580
Massachusetts Development Finance
Agency, Revenue (Partners
HealthCare System Issue)	5.00	7/1/26	2,000,000		2,427,200
Massachusetts Development Finance
Agency, Revenue (The Broad
Institute Issue)	5.25	4/1/23	3,630,000		4,479,202
Massachusetts Development Finance
Agency, Revenue (The Broad
Institute Issue)	5.25	4/1/24	2,500,000		3,049,050
Massachusetts Development Finance
Agency, Revenue (The Park
School Issue)	5.00	9/1/21	300,000	c	364,884
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	5.00	1/1/15	600,000		637,284
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	5.00	1/1/17	925,000		1,023,947
Massachusetts Development Finance
Agency, Revenue (UMass
Memorial Issue)	5.00	7/1/17	2,500,000		2,834,675
Massachusetts Development Finance
Agency, Revenue (UMass
Memorial Issue)	5.00	7/1/19	2,000,000		2,327,580
Massachusetts Development Finance
Agency, Revenue (Worcester
City Campus Corporation Issue)
(University of Massachusetts
Project)	4.00	10/1/17	730,000	c	839,164
Massachusetts Development Finance
Agency, Revenue (Worcester
City Campus Corporation Issue)
(University of Massachusetts
Project)	5.00	10/1/19	910,000	c	1,139,684
Massachusetts Development Finance
Agency, Revenue (Worcester
City Campus Corporation Issue)

(University of Massachusetts
Project)	5.00	10/1/20	905,000	c	1,151,368
Massachusetts Development Finance
Agency, Revenue (Worcester
City Campus Corporation Issue)
(University of Massachusetts
Project)	5.00	10/1/21	830,000	c	1,067,172
Massachusetts Development Finance
Agency, RRR (Waste Management,
Inc. Project)	2.13	12/1/15	1,250,000	b	1,256,437
Massachusetts Development Finance
Agency, SWDR (Dominion Energy
Brayton Point Issue)	5.75	5/1/19	2,000,000		2,479,760
Massachusetts Development Finance
Agency, SWDR (Waste
Management, Inc. Project)	5.45	6/1/14	1,000,000		1,069,710
Massachusetts Health and
Educational Facilities
Authority, Revenue (Berklee
College of Music Issue)	5.00	10/1/24	2,155,000	c	2,501,158
Massachusetts Health and
Educational Facilities
Authority, Revenue (Berklee
College of Music Issue)	5.00	10/1/32	2,000,000	c	2,273,920
Massachusetts Health and
Educational Facilities
Authority, Revenue (Berklee
College of Music Issue)	5.00	10/1/37	3,250,000	c	3,690,472
Massachusetts Health and
Educational Facilities
Authority, Revenue (Cape Cod
Healthcare Obligated Group
Issue) (Insured; Assured
Guaranty Municipal Corp.)	5.13	11/15/35	1,000,000		1,118,890
Massachusetts Health and
Educational Facilities
Authority, Revenue (CareGroup
Issue)	5.00	7/1/18	590,000		700,076
Massachusetts Health and
Educational Facilities
Authority, Revenue (CareGroup
Issue) (Capital Asset Program)
(Insured; National Public
Finance Guarantee Corp.)	5.38	2/1/27	1,650,000		1,911,344
Massachusetts Health and
Educational Facilities
Authority, Revenue (CareGroup
Issue) (Insured; National
Public Finance Guarantee Corp.)	5.25	7/1/20	1,000,000		1,181,270
Massachusetts Health and
Educational Facilities
Authority, Revenue (CareGroup
Issue) (Insured; National
Public Finance Guarantee Corp.)	5.25	7/1/23	1,000,000		1,181,270
Massachusetts Health and
Educational Facilities
Authority, Revenue

(Dana-Farber Cancer Institute
Issue)	5.25	12/1/22	2,750,000		3,279,760
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Dana-Farber Cancer Institute
Issue)	5.25	12/1/27	2,000,000		2,350,000
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Dana-Farber Cancer Institute
Issue)	5.00	12/1/37	2,500,000		2,803,125
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Dartmouth-Hitchcock Obligated
Group Issue) (Insured; Assured
Guaranty Municipal Corp.)	5.13	8/1/22	2,000,000		2,004,840
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	5.00	12/15/21	5,385,000	c	7,112,293
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	5.00	12/15/25	2,500,000	c	3,111,925
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	5.00	12/15/27	3,230,000	c	4,013,243
Massachusetts Health and
Educational Facilities
Authority, Revenue (Isabella
Stewart Gardner Museum Issue)	5.00	5/1/21	1,400,000		1,688,526
Massachusetts Health and
Educational Facilities
Authority, Revenue (Isabella
Stewart Gardner Museum Issue)	5.00	5/1/26	2,525,000		2,968,365
Massachusetts Health and
Educational Facilities
Authority, Revenue (Isabella
Stewart Gardner Museum Issue)	5.00	5/1/27	1,000,000		1,172,770
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Eye and Ear
Infirmary Issue)	5.00	7/1/14	500,000		524,460
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Eye and Ear
Infirmary Issue)	5.00	7/1/15	500,000		539,255
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue)	5.50	7/1/22	1,500,000	c	2,063,625

Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue)	5.00	7/1/23	3,335,000	c	4,456,227
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue)	5.00	7/1/38	1,000,000	c	1,167,110
Massachusetts Health and
Educational Facilities
Authority, Revenue (Milford
Regional Medical Center Issue)	5.00	7/15/22	500,000		530,565
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	5.00	10/1/24	2,495,000	c	3,006,201
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	5.00	10/1/24	1,000,000	c	1,249,920
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	5.63	10/1/29	3,000,000	c	3,671,130
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	5.00	10/1/30	3,000,000	c	3,520,140
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/16	95,000		97,350
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/18	1,500,000		1,767,180
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/21	1,235,000		1,436,713
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/22	250,000		290,833
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	7.50	10/1/22	1,000,000	c	1,273,460
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	8.00	10/1/29	1,800,000	c	2,107,422
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons

College Issue)	8.00	10/1/39	1,500,000	c	1,756,185
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.25	8/15/23	1,000,000	c	1,217,910
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.38	8/15/38	2,000,000	c	2,451,260
Massachusetts Health and
Educational Facilities
Authority, Revenue (UMass
Memorial Issue)	5.25	7/1/25	2,000,000	c	2,124,460
Massachusetts Housing Finance
Agency, Housing Revenue	4.00	6/1/19	3,255,000		3,612,139
Massachusetts Housing Finance
Agency, Housing Revenue	5.13	12/1/34	200,000		203,518
Massachusetts Industrial Finance
Agency, Education Revenue
(Saint John's High School of
Worcester County, Inc. Issue)	5.70	6/1/18	1,135,000	c	1,138,167
Massachusetts Port Authority,
Revenue	4.00	7/1/20	1,000,000		1,202,840
Massachusetts Port Authority,
Revenue	5.00	7/1/28	2,500,000		3,085,025
Massachusetts Port Authority,
Revenue (Insured; AMBAC)	5.00	7/1/19	5,000,000		5,569,150
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; AMBAC)	5.00	8/15/20	4,000,000		4,760,640
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; Assured
Guaranty Municipal Corp.)
(Prerefunded)	5.00	8/15/15	2,000,000	a	2,248,020
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; Assured
Guaranty Municipal Corp.)
(Prerefunded)	5.00	8/15/15	205,000	a	230,422
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; National
Public Finance Guarantee
Corp.) (Prerefunded)	5.00	8/15/15	925,000	a	1,039,709
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; National
Public Finance Guarantee
Corp.) (Prerefunded)	5.00	8/15/15	575,000	a	646,306
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	8/15/21	5,000,000	c	6,493,600
Massachusetts School Building
Authority, Senior Dedicated

Sales Tax Revenue	5.00	8/15/25	6,380,000	c	8,149,110
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	10/15/27	4,655,000	c	5,805,530
Massachusetts Turnpike Authority,
Turnpike Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	1/1/20	5,000,000		5,837,800
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.63	8/1/13	25,000		25,114
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.00	8/1/18	75,000		75,298
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.00	8/1/21	2,625,000		3,107,291
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.25	8/1/23	1,500,000		1,997,535
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.00	8/1/32	605,000		607,172
Massachusetts Water Pollution
Abatement Trust, State
Revolving Fund Revenue	5.00	8/1/18	1,900,000		2,356,304
Massachusetts Water Pollution
Abatement Trust, Water
Pollution Abatement Revenue
(MWRA Program)	5.75	8/1/29	155,000		155,646
Massachusetts Water Resources
Authority, General Revenue	5.00	8/1/19	2,475,000		3,101,819
Massachusetts Water Resources
Authority, General Revenue	5.00	8/1/27	5,000,000		6,220,250
Massachusetts Water Resources
Authority, General Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	8/1/18	500,000		620,105
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	8/1/19	1,500,000		1,801,050
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	8/1/21	1,000,000		1,200,700
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	8/1/24	2,500,000		2,989,075
Middleborough,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	12/15/16	1,000,000		1,166,660
Middleborough,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	12/15/18	1,275,000		1,475,150
Milton,
GO School Bonds	5.00	3/1/23	500,000		548,875
Milton,

GO School Bonds	5.00	3/1/24	500,000		548,285
Milton,
GO School Bonds	5.00	3/1/25	500,000		547,575
Northampton,
GO (Insured; National Public
Finance Guarantee Corp.)	5.13	10/15/16	1,985,000		2,164,464
Northbridge,
GO (Insured; AMBAC)	5.25	2/15/17	60,000		60,845
Pembroke,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	8/1/20	960,000		1,098,000
Randolph,
GO (Insured; AMBAC)	5.00	9/1/24	490,000		527,328
Springfield Water and Sewer
Commission, General Revenue
(Insured; AMBAC)	5.00	7/15/22	1,175,000		1,328,620
Springfield Water and Sewer
Commission, General Revenue
(Insured; AMBAC)	5.00	7/15/23	1,235,000		1,393,179
University of Massachusetts
Building Authority, Project
Revenue	5.00	11/1/18	1,370,000	c	1,690,854
Waltham,
GO (Municipal Purpose Loan)	5.00	2/1/19	1,195,000		1,489,436
Westwood,
GO	4.00	6/1/18	1,105,000		1,300,530
Worcester,
GO (Insured; National Public
Finance Guarantee Corp.)	5.25	8/15/16	1,000,000		1,083,500
Worcester,
GO (Insured; National Public
Finance Guarantee Corp.)	5.25	8/15/17	1,000,000		1,088,480
Worcester,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	4/1/18	625,000		685,675
U.S. Related--8.5%
Guam,
Business Privilege Tax Revenue	5.00	1/1/25	1,500,000		1,779,630
Guam,
Hotel Occupancy Tax Revenue	6.00	11/1/26	500,000		603,090
Guam,
LOR (Section 30)	5.63	12/1/29	1,000,000		1,145,320
Puerto Rico Commonwealth,
Public Improvement GO	5.50	7/1/18	2,500,000		2,789,225
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/22	1,500,000		1,577,100
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/15	1,135,000		1,218,434
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/19	1,000,000		1,120,140

Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/23	2,000,000		2,185,380
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/17	1,000,000		1,079,830
Puerto Rico Government Development
Bank, Senior Notes	5.25	1/1/15	2,000,000		2,095,880
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/15	1,090,000		1,164,153
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured; FGIC)	5.50	7/1/16	3,265,000		3,860,471
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; FGIC)	5.25	7/1/15	305,000		313,394
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; FGIC)	5.25	7/1/16	330,000		339,082
Puerto Rico Infrastructure
Financing Authority, Revenue
(Ports Authority Project)	6.00	12/15/26	2,500,000		2,845,075
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/20	2,260,000		2,378,311
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue	5.75	7/1/22	1,780,000		1,917,238
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.75	8/1/33	1,000,000	d	1,057,150
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.25	8/1/33	750,000	d	672,390
Total Long-Term Municipal Investments
(cost $320,439,604)					352,480,855
Short-Term Municipal	Coupon	Maturity	Principal
Investments--.2%	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts;
Massachusetts,
GO Notes (Consolidated Loan)
(LOC; JPMorgan Chase Bank)	0.19	12/3/12	500,000	e	500,000
Massachusetts Development Finance
Agency, Revenue (Boston
University Issue) (LOC;
JPMorgan Chase Bank)	0.18	12/3/12	300,000	c, e	300,000
Total Short-Term Municipal Investments
(cost $800,000)					800,000
Total Investments (cost $321,239,604)			99.2%		353,280,855
Cash and Receivables (Net)			.8%		2,851,249
Net Assets			100.0%		356,132,104

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Variable rate security--interest rate subject to periodic change.
c At November 30, 2012, the fund had $105,919,595 or 29.7% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from education.
d Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
e Variable rate demand note - rate shown is the interest rate in effect at November 30, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At November 30, 2012, net unrealized appreciation on investments was $32,041,251 of which $32,042,121 related to appreciated investment securities and $870 related to depreciated investment securities. At November 30, 2012, the cost of investments for federal income tax purposes was subtantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt Liquidity Option
Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes

RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

STATEMENT OF FINANCIAL FUTURES
November 30, 2012 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 11/30/2012 ($)
Financial Futures Short
U.S. Treasury 10 Year Notes	70	(9,388,750)	December 2012	(68,906)

The following is a summary of the inputs used as of November 30, 2012 in valuing the fund's investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	353,280,855	-	353,280,855
Liabilities ($)
Other Financial Instruments:
Financial Futures+	(68,906)	-	-	(68,906)

+Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended November 30, 2012 is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Mid Cap Multi-Strategy Fund
November 30, 2012 (Unaudited)

Common Stocks--98.1%	Shares		Value ($)
Automobiles & Components--2.2%
BorgWarner	94,140	a	6,241,482
Dana Holding	163,100		2,312,758
Delphi Automotive	165,500		5,625,345
Gentex	22,490		399,197
Goodyear Tire & Rubber	38,240	a	481,824
Harley-Davidson	31,310		1,470,318
Lear	76,415		3,337,043
Tesla Motors	9,960	a,b	336,847
Thor Industries	11,890		448,729
TRW Automotive Holdings	115,185	a	5,832,968
Visteon	7,780	a	389,778
			26,876,289
Banks--3.4%
Bank of Hawaii	28,920	b	1,257,152
BB&T	64,825		1,826,120
Capitol Federal Financial	111,760		1,328,826
CIT Group	27,360	a	1,013,688
Comerica	64,850		1,918,911
Commerce Bancshares	24,864		889,634
East West Bancorp	138,025		2,919,229
Fifth Third Bancorp	529,225		7,747,854
First Citizens Bancshares, Cl. A	4,730		780,450
First Niagara Financial Group	73,130		551,400
First Republic Bank	77,800		2,631,196
Fulton Financial	85,180		828,801
Hudson City Bancorp	80,230		646,654
Huntington Bancshares	246,625		1,516,744
KeyCorp	128,510		1,038,361
M&T Bank	29,015	b	2,835,636
New York Community Bancorp	80,750		1,050,558
Popular	19,830	a	392,039
Prosperity Bancshares	63,000		2,591,190
Regions Financial	188,350		1,256,295
Signature Bank	14,100	a	989,256
SunTrust Banks	168,830		4,583,735
Valley National Bancorp	66,990	b	639,085
Zions Bancorporation	30,800		618,156
			41,850,970
Capital Goods--10.4%
Aecom Technology	19,270	a	435,309
AGCO	37,065	a	1,710,550
AMETEK	148,162		5,530,887
B/E Aerospace	29,200	a	1,382,912
Babcock and Wilcox	23,600		594,484
Chicago Bridge & Iron & Co.	14,400		585,072
Cooper Industries	20,200		1,504,900
Curtiss-Wright	68,328		2,168,047
Donaldson	43,380		1,456,700
Dover	110,340		7,016,521
Eaton	44,070	b	2,298,691

Fastenal	38,740		1,619,719
Flowserve	33,190		4,598,474
Fluor	72,355		3,840,603
Fortune Brands Home & Security	119,500	a	3,583,805
Foster Wheeler	117,070	a	2,629,392
Gardner Denver	32,130		2,244,280
GATX	14,570		613,834
Hexcel	102,130	a	2,640,060
Hubbell, Cl. B	11,975		1,008,894
Huntington Ingalls Industries	41,990		1,715,291
IDEX	22,300		1,002,385
Ingersoll-Rand	160,060		7,807,727
Jacobs Engineering Group	88,930	a	3,640,794
Joy Global	15,580		887,904
KBR	30,280		841,784
Kennametal	34,930		1,331,532
L-3 Communications Holdings	13,570		1,042,854
Lincoln Electric Holdings	14,190		674,167
Masco	332,485		5,638,946
MSC Industrial Direct, Cl. A	9,810		712,795
Nordson	9,510		581,917
Owens Corning	19,670	a	680,189
PACCAR	48,420		2,127,575
Pall	18,120		1,077,778
Parker Hannifin	137,500		11,295,625
Pentair	12,780		619,702
Quanta Services	33,160	a	857,518
Regal-Beloit	67,430		4,703,243
Rockwell Automation	18,250		1,446,130
Rockwell Collins	20,940		1,197,349
Roper Industries	47,580		5,306,597
Shaw Group	10,000	a	449,300
Snap-on	8,960		711,782
SPX	9,530		649,184
Stanley Black & Decker	54,030		3,885,297
Terex	17,940	a,b	433,969
Textron	36,290		852,452
Timken	12,610		568,081
TransDigm Group	10,820		1,471,736
Trinity Industries	156,840		4,982,807
Triumph Group	58,770		3,855,900
United Rentals	15,850	a	658,251
W.W. Grainger	7,600		1,474,552
WABCO Holdings	21,040	a	1,305,532
Wabtec	10,920		924,050
WESCO International	61,270	a	3,961,106
Xylem	34,070		888,886
			129,725,821
Commercial & Professional Services--3.1%
ADT	45,470		2,087,073
Avery Dennison	19,550		653,947
Cintas	18,320		759,181
Corrections Corp. of America	17,770		602,403
Dun & Bradstreet	7,300		578,014
Equifax	139,275		7,136,451
FTI Consulting	91,765	a	2,836,456
IHS, Cl. A	8,550	a	787,797

Iron Mountain	24,085		761,073
Manpower	42,390		1,629,472
Nielsen Holdings	22,140	a	627,005
Pitney Bowes	32,600	b	364,794
R.R. Donnelley & Sons	32,050	b	301,270
Republic Services	40,380		1,149,619
Robert Half International	314,655		8,892,150
Stericycle	13,220	a	1,235,673
Towers Watson & Co., Cl. A	49,220		2,602,754
Verisk Analytics, Cl. A	28,060	a	1,398,510
Waste Connections	136,290		4,486,667
			38,890,309
Consumer Durables & Apparel--4.9%
Brunswick	90,585		2,334,375
Coach	47,170		2,728,313
D.R. Horton	201,040		3,912,238
Deckers Outdoor	6,000	a,b	229,740
Fossil	7,130	a	616,317
Garmin	15,690	b	610,184
Hanesbrands	13,680	a	493,848
Harman International Industries	63,540		2,513,642
Hasbro	18,530	b	712,664
Jarden	11,290		597,354
Leggett & Platt	23,360		650,576
Lennar, Cl. A	21,440	b	815,578
Mattel	42,970		1,611,805
Michael Kors Holdings	10,840		576,146
Mohawk Industries	72,290	a	6,216,217
Newell Rubbermaid	557,110		12,150,569
NVR	750	a	674,880
Polaris Industries	13,010		1,103,378
PulteGroup	213,280	a	3,585,237
PVH	13,620		1,560,716
Ralph Lauren	7,560		1,187,600
Tempur-Pedic International	9,050	a,b	241,183
Toll Brothers	236,080	a	7,516,787
Tupperware Brands	10,940		709,459
Under Armour, Cl. A	61,250	a,b	3,174,588
VF	20,310		3,259,958
Whirlpool	10,860		1,105,982
			60,889,334
Consumer Services--1.6%
Apollo Group, Cl. A	18,510	a	355,207
Brinker International	16,150		483,692
Chipotle Mexican Grill	4,190	a	1,105,238
Darden Restaurants	19,250	b	1,017,940
DeVry	17,340	b	452,054
H&R Block	147,130		2,652,754
International Game Technology	42,400		588,088
Marriott International, Cl. A	34,020		1,234,586
MGM Resorts International	62,820	a	637,623
Panera Bread, Cl. A	4,200	a	674,100
Royal Caribbean Cruises	20,850		734,963
Service Corporation International	42,870		597,179
Six Flags Entertainment	44,990		2,765,985
Starwood Hotels & Resorts
Worldwide	26,220	c	1,414,831

Wyndham Worldwide	19,560		960,200
Wynn Resorts	34,470		3,874,428
			19,548,868
Diversified Financials--4.1%
Affiliated Managers Group	36,010	a	4,640,609
American Capital	49,960	a	598,521
Ameriprise Financial	30,420		1,845,581
Capital One Financial	33,125		1,908,000
Charles Schwab	92,295		1,209,065
Discover Financial Services	76,815		3,196,272
E*TRADE Financial	570,600	a	4,804,452
IntercontinentalExchange	9,750	a	1,288,462
Invesco	60,020		1,499,900
Legg Mason	23,960		611,699
Leucadia National	37,240		824,866
LPL Financial Holdings	58,936		1,650,797
Moody's	73,270		3,559,457
MSCI	20,410	a	591,890
Northern Trust	32,310		1,551,526
NYSE Euronext	40,400		943,340
Raymond James Financial	211,510		7,984,503
SEI Investments	63,175		1,390,482
SLM	154,480		2,556,644
T. Rowe Price Group	34,480		2,229,822
TD Ameritrade Holding	399,230		6,467,526
			51,353,414
Energy--6.6%
Alpha Natural Resources	207,580	a,b	1,552,698
Cabot Oil & Gas	111,250		5,239,875
Cameron International	31,830	a	1,717,228
CARBO Ceramics	3,510	b	268,761
Cheniere Energy	30,520	a	512,736
Cimarex Energy	9,350		562,122
Cobalt International Energy	25,420	a	592,794
Concho Resources	44,440	a	3,566,754
CONSOL Energy	31,970		1,002,259
Continental Resources	5,770	a,b	396,399
Denbury Resources	59,240	a	914,073
Diamond Offshore Drilling	10,640	b	734,160
Energen	12,780		569,093
Ensco, Cl. A	24,990		1,455,168
EQT	50,970		3,061,258
FMC Technologies	31,500	a	1,287,090
Helmerich & Payne	57,860		3,020,292
HollyFrontier	34,740		1,574,764
Kosmos Energy	2,109	a	25,013
Marathon Petroleum	44,460		2,647,148
McDermott International	36,190	a	381,081
Murphy Oil	27,940		1,585,316
Nabors Industries	43,980	a	646,506
National Oilwell Varco	24,780		1,692,474
Newfield Exploration	23,010	a	560,063
Noble Energy	61,895		6,050,236
Oceaneering International	24,390		1,284,865
Oil States International	34,950	a	2,471,664
Peabody Energy	37,880		951,167
Pioneer Natural Resources	48,700		5,210,900

Plains Exploration & Production	22,290	a	795,753
QEP Resources	113,650		3,195,838
Range Resources	62,730		4,015,975
Rosetta Resources	59,650	a	2,680,671
Rowan, Cl. A	20,170	a	639,994
SandRidge Energy	76,440	a,b	447,174
SEACOR Holdings	7,250	a	656,850
SM Energy	52,950		2,631,086
Southwestern Energy	47,590	a	1,651,849
Superior Energy Services	26,990	a	548,167
Tesoro	18,670		789,368
Ultra Petroleum	23,720	a,b	475,586
Unit	14,490	a	650,891
Valero Energy	285,710		9,217,005
Weatherford International	77,745	a	809,325
Whiting Petroleum	18,480	a	775,051
World Fuel Services	11,820		460,389
WPX Energy	32,320		510,333
			82,485,262
Exchange-Traded Funds--.9%
iShares Russell Midcap Growth
Index Fund	125,240	b	7,777,404
Standard & Poor's Depository
Receipts S&P MidCap 400 ETF
Trust	17,210	b	3,138,244
			10,915,648
Food & Staples Retailing--.7%
Kroger	79,590		2,088,442
Safeway	40,340	b	690,217
Whole Foods Market	58,420		5,454,091
			8,232,750
Food, Beverage & Tobacco--3.0%
Beam	21,310		1,195,704
Brown-Forman, Cl. B	21,890		1,536,240
Bunge	20,880		1,527,581
Coca-Cola Enterprises	108,820		3,393,008
ConAgra Foods	63,700		1,902,082
Constellation Brands, Cl. A	84,210	a	3,021,455
Dean Foods	26,220	a	449,411
Dr. Pepper Snapple Group	112,995		5,067,826
Green Mountain Coffee Roasters	11,100	a,b	407,037
H.J. Heinz	39,780		2,325,539
Hershey	18,990		1,391,397
Hillshire Brands	22,730		633,030
Ingredion	13,840		898,908
J.M. Smucker	15,690		1,387,937
Kellogg	24,305		1,347,955
Lorillard	26,605		3,223,462
McCormick & Co.	21,920		1,415,155
Mead Johnson Nutrition	27,270		1,859,541
Molson Coors Brewing, Cl. B	18,820		780,277
Monster Beverage	20,550	a	1,069,627
Ralcorp Holdings	9,020	a	804,043
Smithfield Foods	26,260	a	587,436
Tyson Foods, Cl. A	44,080		845,014
			37,069,665
Health Care Equipment & Services--7.1%

Allscripts Healthcare Solutions	30,750	a	341,940
AMERIGROUP	6,600	a	606,012
AmerisourceBergen	196,430		8,293,275
Boston Scientific	213,170	a	1,180,962
C.R. Bard	12,980		1,285,150
CareFusion	208,190	a	5,812,665
Catamaran	110,770	a	5,393,391
Cerner	19,530	a	1,508,107
Chemed	22,450		1,528,396
Cigna	214,435		11,208,517
Community Health Systems	16,030	a	472,244
Cooper	9,660		917,120
Coventry Health Care	19,460		850,013
DaVita HealthCare Partners	21,900	a	2,365,200
DENTSPLY International	25,890		1,027,833
Edwards Lifesciences	15,030	a	1,304,153
HCA Holdings	24,170		767,397
Health Management Associates, Cl.
A	49,330	a	392,173
Health Net	12,310	a	289,900
Henry Schein	14,570	a	1,176,819
Hologic	248,220	a	4,736,038
Humana	75,860		4,962,003
IDEXX Laboratories	9,200	a	859,924
Laboratory Corp. of America
Holdings	13,610	a	1,151,270
LifePoint Hospitals	18,160	a	653,397
McKesson	28,645		2,706,093
MEDNAX	110,280	a	8,712,120
Omnicare	95,620		3,465,269
Quest Diagnostics	42,295		2,443,805
ResMed	24,470	b	1,005,472
Sirona Dental Systems	8,750	a	547,838
St. Jude Medical	42,470		1,455,872
Tenet Healthcare	19,077	a	552,470
Universal Health Services, Cl. B	70,750		3,188,703
Varian Medical Systems	16,420	a	1,135,607
WellCare Health Plans	56,890	a	2,746,080
Zimmer Holdings	24,300		1,603,071
			88,646,299
Household & Personal Products--.6%
Avon Products	208,800		2,912,760
Church & Dwight	25,980		1,406,817
Clorox	17,220		1,314,747
Energizer Holdings	9,300		741,768
Herbalife	15,420	b	708,857
Nu Skin Enterprises, Cl. A	8,170	b	370,918
			7,455,867
Insurance--4.8%
Alleghany	7,805	a	2,739,555
Allstate	24,210		980,021
American National Insurance	12,260		845,817
Aon	42,480		2,412,864
Arch Capital Group	33,800	a	1,524,380
Arthur J. Gallagher & Co.	204,180		7,456,654
Assurant	16,850		576,438
Assured Guaranty	26,340		367,443

Axis Capital Holdings	41,290		1,485,201
Brown & Brown	46,780		1,255,575
Everest Re Group	12,900		1,399,263
Fidelity National Financial, Cl. A	175,770		4,255,392
Genworth Financial, Cl. A	75,150	a	447,142
Hartford Financial Services Group	69,620		1,474,552
Kemper	25,630		758,904
Lincoln National	41,380		1,022,086
Loews	47,615		1,946,501
Markel	2,030	a	972,370
Marsh & McLennan	87,560		3,083,863
MBIA	22,680	a,b	202,759
Old Republic International	41,500		435,335
PartnerRe	11,690		968,867
Principal Financial Group	255,140		6,927,051
Progressive	83,200		1,768,000
Protective Life	43,060		1,169,079
Reinsurance Group of America	61,095		3,128,064
Symetra Financial	99,620		1,218,353
Torchmark	66,640		3,464,614
Unum Group	60,860		1,240,935
Validus Holdings	30,260		1,073,020
W.R. Berkley	24,910		990,172
White Mountains Insurance Group	1,400		721,364
XL Group	45,250		1,100,933
			59,412,567
Materials--5.7%
Airgas	10,130		897,214
Albemarle	12,060		721,067
Alcoa	181,900		1,529,779
Allegheny Technologies	21,570		564,703
Allied Nevada Gold	14,010	a	456,025
AptarGroup	20,830		992,966
Ashland	54,000		3,829,680
Ball	59,770		2,671,121
Cabot	40,635		1,533,159
Celanese, Ser. A	22,070		905,753
CF Industries Holdings	8,470		1,812,834
Cliffs Natural Resources	21,510	b	618,412
Crown Holdings	76,380	a	2,852,793
Cytec Industries	86,750		5,954,520
Domtar	7,060		565,577
Eastman Chemical	20,140		1,225,519
FMC	18,660		1,034,884
Graphic Packaging Holding	235,835	a	1,530,569
Greif, Cl. A	14,760		605,603
H.B. Fuller	63,970		2,101,414
Huntsman	28,970		476,267
International Flavors & Fragrances	12,370		804,421
International Paper	96,130		3,570,268
LyondellBasell Industries, Cl. A	133,380		6,632,987
Martin Marietta Materials	9,040	b	813,600
MeadWestvaco	30,980		957,592
Minerals Technologies	20,730		1,534,020
Nucor	45,810		1,886,456
Owens-Illinois	34,340	a	687,830
PPG Industries	40,620		5,047,847

Reliance Steel & Aluminum	13,150		741,660
Rock-Tenn, Cl. A	15,135		984,380
Rockwood Holdings	11,440		524,753
Royal Gold	8,260		667,078
Sealed Air	33,040		555,733
Sherwin-Williams	55,360		8,443,507
Sigma-Aldrich	17,850		1,294,482
Steel Dynamics	43,240		558,661
Valspar	13,900		872,642
Vulcan Materials	20,180		1,066,311
W.R. Grace & Co.	10,410	a	681,543
Walter Energy	11,300		341,260
			71,546,890
Media--2.5%
AMC Networks, Cl. A	10,260	a	541,318
Cablevision Systems (NY Group),
Cl. A	33,530		464,055
CBS, Cl. B	193,390		6,958,172
Charter Communications, Cl. A	6,980	a	494,533
Discovery Communications, Cl. A	34,420	a	2,079,312
DISH Network, Cl. A	29,380	a	1,088,235
Gannett	37,140		664,806
Interpublic Group of Cos.	311,480		3,370,214
Lamar Advertising, Cl. A	11,900	a,b	467,313
Liberty Global, Cl. A	36,040	a	2,019,682
Liberty Media, Cl. A	13,870	a	1,525,561
McGraw-Hill	64,555		3,428,516
Omnicom Group	86,195		4,287,339
Scripps Networks Interactive, Cl.
A	11,820		697,853
Sirius XM Radio	495,360	a	1,377,101
Virgin Media	39,090	b	1,374,795
			30,838,805
Pharmaceuticals, Biotech & Life Sciences--4.0%
Agilent Technologies	46,590		1,783,931
Alexion Pharmaceuticals	51,350	a	4,930,627
Alkermes	141,910	a	2,740,282
ARIAD Pharmaceuticals	25,510	a	570,404
BioMarin Pharmaceutical	18,770	a	912,222
Charles River Laboratories
International	21,570	a	827,641
Covance	21,690	a	1,236,547
Cubist Pharmaceuticals	97,332	a	3,952,653
Endo Health Solutions	19,100	a	547,406
Forest Laboratories	39,130	a	1,387,550
Hospira	93,600	a	2,789,280
ICON, ADR	58,050	a	1,601,599
Illumina	19,130	a,b	1,027,472
Incyte	13,640	a,b	240,064
Life Technologies	26,450	a	1,305,307
Medivation	10,100	a	526,715
Mylan	238,700	a	6,487,866
Myriad Genetics	15,310	a	439,703
Onyx Pharmaceuticals	41,180	a	3,107,855
Perrigo	38,710		4,006,485
Qiagen	39,320	a,b	727,420
Regeneron Pharmaceuticals	11,580	a	2,044,449

Salix Pharmaceuticals	62,390	a	2,673,412
Techne	9,360		663,624
Vertex Pharmaceuticals	29,370	a	1,168,632
Waters	14,140	a	1,195,537
Watson Pharmaceuticals	16,890	a	1,486,489
			50,381,172
Real Estate--5.4%
Alexandria Real Estate Equities	16,100	c	1,093,512
American Assets Trust	31,020		844,675
American Campus Communities	35,070	c	1,536,066
American Capital Agency	46,000	c	1,451,300
Annaly Capital Management	131,000	c	1,928,320
AvalonBay Communities	12,370	c	1,630,242
Boston Properties	17,470	c	1,792,946
BRE Properties	17,920	c	871,808
Camden Property Trust	25,760	c	1,692,432
CBRE Group, Cl. A	190,700	a	3,609,951
Corporate Office Properties Trust	39,010	c	962,767
Digital Realty Trust	17,370	b,c	1,121,060
Duke Realty	72,115	c	973,552
Equity Residential	29,865		1,657,806
Extra Space Storage	32,260	c	1,133,939
Federal Realty Investment Trust	11,740	c	1,221,430
Forest City Enterprises, Cl. A	46,580	a	701,029
General Growth Properties	64,660	c	1,252,464
HCP	107,390	c	4,837,919
Health Care REIT	27,380	c	1,612,408
Host Hotels & Resorts	163,289	c	2,398,715
Jones Lang LaSalle	11,000		902,110
Kimco Realty	237,865	c	4,581,280
Macerich	35,140	c	1,985,410
Mid-America Apartment Communities	41,770		2,603,106
Piedmont Office Realty Trust, Cl.
A	63,730	b,c	1,124,835
Plum Creek Timber	26,250	c	1,124,813
ProLogis	57,550	c	1,953,247
Rayonier	37,779	c	1,882,905
Regency Centers	31,600		1,480,460
SL Green Realty	20,130	c	1,517,399
Taubman Centers	17,920		1,388,262
UDR	43,750	c	1,006,688
Ventas	63,870	c	4,065,326
Vornado Realty Trust	44,835	c	3,426,739
Weingarten Realty Investors	53,980	b,c	1,467,176
Weyerhaeuser	67,700	c	1,865,812
			66,699,909
Retailing--6.3%
Abercrombie & Fitch, Cl. A	11,910		546,550
Advance Auto Parts	10,440		763,686
American Eagle Outfitters	107,750		2,284,300
AutoZone	4,850	a	1,861,284
Bed Bath & Beyond	29,910	a	1,756,315
Best Buy	37,140		486,905
Big Lots	9,710	a	273,434
CarMax	33,030	a	1,197,668
Chico's FAS	26,380		491,987
Dick's Sporting Goods	71,410		3,749,739

Dollar General	23,410	a	1,170,500
Dollar Tree	30,180	a	1,259,713
Expedia	11,450		708,297
Family Dollar Stores	13,710		976,152
Foot Locker	47,070		1,686,989
GameStop, Cl. A	21,860	b	573,825
Gap	116,770		4,023,894
Genuine Parts	19,850		1,292,036
GNC Holdings, Cl. A	96,370		3,385,478
Groupon	593,930	a,b	2,488,567
J.C. Penney	21,850	b	391,989
Kohl's	71,700		3,201,405
Liberty Interactive, Cl. A	74,390	a	1,435,727
Limited Brands	31,020		1,617,693
LKQ	43,100	a	944,752
Lowe's	282,720		10,203,365
Macy's	129,170		4,998,879
Netflix	7,590	a,b	620,179
Nordstrom	48,215		2,607,949
O'Reilly Automotive	16,660	a	1,567,373
PetSmart	17,630		1,245,736
Rent-A-Center	75,230		2,614,995
Ross Stores	30,530		1,737,768
Sears Canada	2,252	a,b	25,921
Sears Holdings	5,260	a,b	220,973
Signet Jewelers	13,450		722,938
Staples	91,810		1,074,177
Tiffany & Co.	17,120		1,009,738
Tractor Supply	10,830		970,585
TripAdvisor	10,870	a	415,125
Ulta Salon Cosmetics & Fragrance	13,230		1,326,704
Urban Outfitters	124,420	a	4,690,634
Williams-Sonoma	97,040		4,392,030
			79,013,954
Semiconductors & Semiconductor Equipment--2.5%
Advanced Micro Devices	103,980	a,b	228,756
Altera	43,130		1,396,981
Analog Devices	93,800		3,808,280
Applied Materials	170,120		1,825,388
Avago Technologies	33,420		1,173,042
Broadcom, Cl. A	125,680	a	4,069,518
Cree	15,400	a,b	497,574
Cypress Semiconductor	32,610	a	330,991
KLA-Tencor	22,250		1,011,707
Lam Research	32,450	a	1,139,644
Linear Technology	40,580		1,346,850
LSI	292,530	a	1,971,652
Marvell Technology Group	66,190		561,291
Maxim Integrated Products	41,980		1,225,396
Microchip Technology	34,250	b	1,041,885
Micron Technology	139,550	a	834,509
NVIDIA	186,885		2,238,882
ON Semiconductor	145,670	a	965,792
Skyworks Solutions	185,270	a	4,196,366
Xilinx	38,790		1,344,074
			31,208,578
Software & Services--6.5%

Activision Blizzard	64,230		734,791
Akamai Technologies	140,350	a	5,139,617
Alliance Data Systems	22,620	a,b	3,223,124
Amdocs	73,655		2,464,496
ANSYS	13,000	a	862,290
AOL	12,910	a	484,383
Autodesk	31,130	a	1,031,337
BMC Software	23,710	a	971,162
CA	91,055		2,017,779
Cadence Design Systems	49,360	a	628,353
CGI Group, Cl. A	30,400	a	698,896
Citrix Systems	67,930	a	4,154,599
Cognizant Technology Solutions,
Cl. A	54,180	a	3,642,521
Computer Sciences	21,990		836,939
Concur Technologies	7,380	a	484,940
CoreLogic	15,780	a	407,755
Electronic Arts	245,200	a	3,631,412
Equinix	7,440	a	1,382,054
FactSet Research Systems	6,900	b	637,491
Fidelity National Information
Services	37,760		1,363,136
Fiserv	22,290	a	1,716,107
Fortinet	19,320	a	386,014
Gartner	15,210	a	728,255
Global Payments	14,380		631,426
IAC/InterActiveCorp	33,185		1,564,673
Informatica	16,360	a	439,593
Intuit	121,780		7,295,840
Lender Processing Services	16,270		404,309
LinkedIn, Cl. A	8,460	a	914,864
MICROS Systems	62,990	a	2,737,545
Nuance Communications	176,800	a	3,932,032
Paychex	46,520		1,513,761
Rackspace Hosting	18,050	a	1,247,616
Red Hat	26,060	a	1,287,364
Rovi	19,510	a	299,283
SAIC	58,380		673,121
SolarWinds	8,350	a	467,851
Solera Holdings	18,430		953,937
Symantec	233,705	a	4,384,306
Synopsys	120,280	a	3,945,184
Teradata	23,600	a	1,403,728
TIBCO Software	30,100	a	754,005
Total System Services	110,750		2,430,963
Vantiv, Cl. A	144,060		3,121,780
VeriFone Systems	14,690	a	446,429
VeriSign	21,290	a	726,628
Western Union	89,090		1,123,425
			80,327,114
Technology Hardware & Equipment--4.7%
Amphenol, Cl. A	21,930		1,357,906
Arrow Electronics	55,600	a	2,071,656
Aruba Networks	137,520	a	2,678,890
Avnet	296,435	a	8,682,581
Brocade Communications Systems	79,890	a	453,775
Dolby Laboratories, Cl. A	8,690	a,b	289,985

EchoStar, Cl. A	16,150	a	506,464
F5 Networks	48,550	a	4,548,164
Flextronics International	340,465	a	1,971,292
FLIR Systems	34,760		709,104
Fusion-io	10,190	a,b	237,733
Harris	44,810		2,111,895
IPG Photonics	4,870	a,b	287,817
Itron	7,960	a	348,648
Jabil Circuit	27,930		530,670
JDS Uniphase	459,890	a	5,578,466
Juniper Networks	72,190	a	1,297,976
Lexmark International, Cl. A	13,340	b	324,562
Molex	33,750	b	890,325
NCR	25,070	a	599,925
NetApp	48,690	a	1,543,960
Polycom	33,660	a	352,084
Riverbed Technology	176,950	a	3,167,405
SanDisk	115,550	a	4,518,005
Seagate Technology	254,415	b	6,385,817
Trimble Navigation	21,870	a	1,216,847
Western Digital	102,970		3,443,317
Xerox	201,680		1,373,441
Zebra Technologies, Cl. A	16,600	a	646,570
			58,125,280
Telecommunication Services--1.0%
Crown Castle International	36,920	a	2,492,838
Frontier Communications	141,160	b	678,980
Level 3 Communications	23,290	a	439,249
MetroPCS Communications	43,790	a	466,363
SBA Communications, Cl. A	20,630	a	1,419,757
Sprint Nextel	392,200	a	2,247,306
TE Connectivity	88,159		3,102,315
TW Telecom	24,190	a	621,441
Windstream	86,000	b	720,680
			12,188,929
Transportation--2.3%
C.H. Robinson Worldwide	187,720		11,589,833
Con-way	90,920		2,553,943
Copa Holdings, Cl. A	4,650		441,006
Delta Air Lines	112,270	a	1,122,700
Expeditors International of
Washington	31,510		1,179,104
Hertz Global Holdings	33,220	a	519,561
JB Hunt Transport Services	21,440		1,274,608
Kansas City Southern	24,120		1,884,978
Kirby	116,240	a	6,727,971
Southwest Airlines	100,030		953,286
United Continential Holdings	44,930	a	908,485
			29,155,475
Utilities--3.8%
AES	173,505		1,851,298
AGL Resources	39,620		1,544,388
Alliant Energy	36,555		1,638,395
Ameren	86,040		2,578,619
American Electric Power	44,590		1,901,763
American Water Works	28,190		1,076,012
Aqua America	36,410		929,911

Calpine	55,500	a	957,930
CenterPoint Energy	65,040		1,283,239
DTE Energy	22,680		1,373,954
Edison International	86,895		3,951,985
Entergy	23,190		1,473,493
Great Plains Energy	219,175		4,438,294
Hawaiian Electric Industries	43,390		1,080,845
ITC Holdings	10,400	b	816,920
MDU Resources Group	44,600		924,112
National Fuel Gas	13,400		697,872
NiSource	46,800		1,131,156
Northeast Utilities	43,830		1,697,974
NRG Energy	33,470		706,217
NV Energy	103,335		1,894,131
OGE Energy	17,400		994,062
ONEOK	27,140		1,217,772
Pepco Holdings	67,620	b	1,334,819
PPL	72,050		2,114,668
Sempra Energy	28,940		1,980,075
Vectren	48,120		1,407,510
Westar Energy	38,865		1,115,426
Wisconsin Energy	33,050		1,240,367
Xcel Energy	62,870		1,700,634
			47,053,841
Total Common Stocks
(cost $1,163,613,344)			1,219,893,010

Other Investment--2.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $25,030,655)	25,030,655	[d]	25,030,655
Investment of Cash Collateral for
Securities Loaned--4.2%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $52,207,005)	52,207,005	[d]	52,207,005
Total Investments (cost $1,240,851,004)	104.3%		1,297,130,670
Liabilities, Less Cash and Receivables	(4.3%)		(53,713,185)
Net Assets	100.0%		1,243,417,485

ADR - American Depository Receipts
REIT- Real Estate Investment Trust

a Non-income producing security.
b Security, or portion thereof, on loan. November 30, 2012, the value of the fund's securities on loan was $50,322,723 and the value of the collateral held by the fund was $53,155,122, consisting of cash collateral of $52,207,005 and U.S. Government and agency securities valued at $948,117.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At November 30, 2012, net unrealized appreciation on investments was $56,279,666 of which $91,428,881 related to appreciated investment securities and $35,149,215 related to depreciated investment securities. At November 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Capital Goods	10.4
Health Care Equipment & Services	7.1
Energy	6.6
Software & Services	6.5
Retailing	6.3
Money Market Investments	6.2
Materials	5.7
Real Estate	5.4
Consumer Durables & Apparel	4.9
Insurance	4.8
Technology Hardware & Equipment	4.7
Diversified Financials	4.1
Pharmaceuticals, Biotech & Life Sciences	4.0
Utilities	3.8
Banks	3.4
Commercial & Professional Services	3.1
Food, Beverage & Tobacco	3.0
Media	2.5
Semiconductors & Semiconductor Equipment	2.5
Transportation	2.3
Automobiles & Components	2.2
Consumer Services	1.6
Telecommunication Services	1.0
Exchange-Traded Funds	.9
Food & Staples Retailing	.7
Household & Personal Products	.6
104.3

† Based on net assets.

The following is a summary of the inputs used as of November 30, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	1,198,536,835	-	-	1,198,536,835
Equity Securities - Foreign Common Stocks+	10,440,527	-	-	10,440,527
Exchange-Traded Funds	10,915,648	-	-	10,915,648
Mutual Funds	77,237,660	-	-	77,237,660

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Money Market Fund
November 30, 2012 (Unaudited)

Negotiable Bank Certificates of Deposit--35.1%	Principal Amount ($)		Value ($)
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.25%, 1/7/13	30,000,000		30,000,000
Canadian Imperial Bank of Commerce (Yankee)
0.36%, 12/3/12	25,000,000	a	25,000,000
Chase Bank USA
0.20%, 2/20/13	40,000,000		40,000,000
Nordea Bank Finland (Yankee)
0.25%, 4/3/13	35,000,000		35,000,000
Norinchukin Bank (Yankee)
0.27%, 2/15/13	40,000,000		40,000,000
State Street Bank and Trust Co.
0.20%, 12/14/12	30,000,000		30,000,000
Sumitomo Mitsui Trust Bank (Yankee)
0.26%, 2/15/13	40,000,000	b	40,000,000
Toronto Dominion Bank (Yankee)
0.20%, 1/18/13	26,000,000		26,003,460
Westpac Banking Corp. (Yankee)
0.60%, 12/3/12	25,000,000	a,b	25,000,000
Total Negotiable Bank Certificates of Deposit
(cost $291,003,460)			291,003,460
Commercial Paper--17.8%
Bank of Nova Scotia
0.12%, 12/3/12	38,000,000		37,999,747
General Electric Capital Corp.
0.40%, 12/13/12	30,000,000		29,996,000
Mizuho Funding LLC
0.25%, 1/16/13	35,000,000	b	34,988,819
Sumitomo Mitsui Banking Corporation
0.25%, 1/16/13	35,000,000	b	34,989,043
Westpac Banking Corp.
0.37%, 12/3/12	10,000,000	a,b	10,000,000
Total Commercial Paper
(cost $147,973,609)			147,973,609
Asset-Backed Commercial Paper--12.0%
Atlantis One Funding Corp.
0.27%, 1/9/13	20,000,000	b	19,994,150
FCAR Owner Trust, Ser. II
0.28%, 12/3/12	40,000,000		39,999,378
Northern Pines Funding LLC
0.20%, 12/3/12	40,000,000		39,999,556
Total Asset-Backed Commercial Paper
(cost $99,993,084)			99,993,084
Time Deposits--20.1%
DnB Bank (Grand Cayman)
0.16%, 12/3/12	38,000,000		38,000,000
National Australia Bank (Grand Cayman)

0.14%, 12/3/12	38,000,000	38,000,000
Royal Bank of Canada (Grand Cayman)
0.15%, 12/3/12	38,000,000	38,000,000
Skandinaviska Enskilda Banken (Grand Cayman)
0.15%, 12/3/12	15,000,000	15,000,000
Swedbank (Grand Cayman)
0.18%, 12/3/12	38,000,000	38,000,000
Total Time Deposits
(cost $167,000,000)		167,000,000
U.S. Treasury Bills--9.0%
0.10%, 12/6/12 - 12/20/12
(cost $74,997,986)	75,000,000	74,997,986
Repurchase Agreement--6.0%
Citigroup Global Markets Holdings Inc.
0.21%, dated 11/30/12, due 12/3/12 in the amount of
$50,000,875 (fully collateralized by $50,567,275
Federal Home Loan Mortgage Corp., 0.55%-1%, due
2/13/15-7/28/17, value $51,000,001)
(cost $50,000,000)	50,000,000	50,000,000
Total Investments (cost $830,968,139)	100.0%	830,968,139
Cash and Receivables (Net)	.0%	277,185
Net Assets	100.0%	831,245,324

a Variable rate security--interest rate subject to periodic change.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2012, these securities amounted to $164,972,012 or 19.8% of net assets.

At November 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of November 30, 2012 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	830,968,139
Level 3 - Significant Unobservable Inputs	-
Total	830,968,139

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board of Trustees.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Municipal Opportunities Fund
November 30, 2012 (Unaudited)

	Coupon	Maturity	Principal
Corporate Bonds--2.3%	Rate (%)	Date	Amount ($)		Value ($)
Catholic Health Initiatives,
Scd. Bonds	4.35	11/1/42	10,000,000		10,326,720
Memorial Sloan-Kettering Cancer Center,
Sr. Unscd. Notes	4.13	7/1/52	7,000,000		7,054,502
Total Corporate Bonds
(cost $16,935,160)					17,381,222
Long-Term Municipal	Coupon	Maturity	Principal
Investments--107.1%	Rate (%)	Date	Amount ($)		Value ($)
Alabama--1.5%
Jefferson County,
Limited Obligation School
Warrants (Insured; Assured
Guaranty Municipal Corp.)	5.50	2/15/16	5,000,000		5,000,750
Jefferson County,
Limited Obligation School
Warrants (Insured; Assured
Guaranty Municipal Corp.)	5.25	1/1/18	5,000,000		5,092,350
Tuscaloosa Public Educational
Building Authority, Student
Housing Revenue (Ridgecrest
Student Housing, LLC
University of Alabama
Ridgecrest Residential
Project) (Insured; Assured
Guaranty Municipal Corp.)	6.75	7/1/33	1,100,000		1,370,556
Arizona--.5%
Arizona Board of Regents,
Arizona State University
System Revenue (Polytechnic
Campus Project)	6.00	7/1/27	750,000		913,335
University Medical Center
Corporation, HR	6.00	7/1/39	2,500,000		2,963,025
California--19.0%
California,
GO (Various Purpose)	6.50	4/1/33	6,700,000		8,616,870
California,
GO (Various Purpose)	5.50	3/1/40	7,950,000		9,601,851
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services)	6.50	10/1/38	490,000		604,033
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services) (Prerefunded)	6.50	10/1/18	10,000	a	13,227
California Infrastructure and
Economic Development Bank,
Revenue (The J. David

Gladstone Institutes Project)	5.25	10/1/34	750,000		850,507
California Municipal Finance
Authority, Charter School
Revenue (Partnerships to
Uplift Communities Project)	5.00	8/1/32	675,000		682,695
California Municipal Finance
Authority, Charter School
Revenue (Partnerships to
Uplift Communities Project)	5.25	8/1/42	850,000		859,571
California Municipal Finance
Authority, Revenue (Emerson
College Issue)	6.00	1/1/42	6,000,000		7,291,560
California Municipal Finance
Authority, Revenue
(Southwestern Law School)	6.50	11/1/31	300,000		368,562
California State Public Works
Board, LR (Judicial Council of
California) (Various Judicial
Council Projects)	5.00	12/1/31	2,000,000		2,314,380
California Statewide Communities
Development Authority, Charter
School Revenue (Green Dot
Public Schools) (Animo
Inglewood Charter High School
Project)	7.25	8/1/41	1,000,000		1,124,050
California Statewide Communities
Development Authority,
Mortgage Revenue (Methodist
Hospital of Southern
California Project)
(Collateralized; FHA)	6.75	2/1/38	2,500,000		3,113,200
California Statewide Communities
Development Authority, Revenue
(Sutter Health)	6.00	8/15/42	6,000,000		7,357,620
California Statewide Communities
Development Authority, Student
Housing Revenue (University of
California, Irvine East Campus
Apartments, Phase 1 Refunding
- CHF - Irvine, L.L.C.)	5.38	5/15/38	1,500,000		1,674,105
East Bay Municipal Utility
District, Water System Revenue	5.00	6/1/18	2,465,000	b	2,965,568
East Bay Municipal Utility
District, Water System Revenue	5.00	6/1/20	2,695,000	b	3,374,248
East Bay Municipal Utility
District, Water System Revenue	5.00	6/1/21	2,585,000	b	3,279,409
Irvine Reassessment District
Number 12-1, Limited
Obligation Improvement Bonds	4.00	9/2/29	1,000,000		1,073,920
JPMorgan Chase Putters/Drivers
Trust (Los Angeles Department
of Airports, Senior Revenue
(Los Angeles International
Airport))	5.25	5/15/18	10,000,000	c,d	12,361,600
Los Angeles County Metropolitan
Transportation Authority,

Proposition A First Tier
Senior Sales Tax Revenue	5.00	7/1/21	5,000,000	b	6,359,200
Los Angeles Unified School
District, GO	5.00	1/1/34	1,000,000		1,168,250
M-S-R Energy Authority,
Gas Revenue	7.00	11/1/34	3,730,000		5,514,544
Metropolitan Water District of
Southern California, Water
Revenue (Build America Bonds)	6.54	7/1/39	4,600,000		5,556,754
New Haven Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/32	4,500,000	e	1,877,445
Newport Beach,
Revenue (Hoag Memorial
Hospital Presbyterian)	6.00	12/1/40	4,630,000		5,841,764
Northern California Gas Authority
Number 1, Gas Project Revenue	0.96	7/1/27	660,000	f	538,072
Oakland Unified School District,
GO (Build America Bonds)	9.50	8/1/34	10,000,000		12,138,200
Sacramento Transportation
Authority, Limited Tax Measure
A Sales Tax Revenue	5.00	10/1/24	1,000,000		1,278,660
Sacramento Transportation
Authority, Limited Tax Measure
A Sales Tax Revenue	5.00	10/1/26	1,250,000		1,583,050
San Diego Regional Building
Authority, LR (County
Operations Center and Annex
Redevelopment Project)	5.38	2/1/36	2,000,000		2,301,480
San Diego Unified School District,
GO	0.00	7/1/25	4,000,000	e	2,527,760
San Francisco City and County
Redevelopment Financing
Authority, Tax Allocation
Revenue (San Francisco
Redevelopment Projects)	6.63	8/1/41	1,250,000		1,507,138
San Jose,
Airport Revenue (Insured;
Assured Guaranty Municipal
Corp.)	6.60	3/1/41	10,000,000		11,170,400
South Bayside Waste Management
Authority, Solid Waste
Enterprise Revenue (Shoreway
Environmental Center)	6.00	9/1/36	1,000,000		1,138,500
West Contra Costa Unified School
District, GO (Build America
Bonds)	8.46	8/1/34	9,250,000		11,581,740
Colorado--.5%
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.00	10/1/23	500,000		618,145
Denver City and County,
Airport System Revenue	5.00	11/15/21	1,500,000		1,836,240
Denver City and County,
Airport System Revenue

(Insured: Assured Guaranty
Municipal Corp. and National
Public Finance Guarantee Corp.)	5.25	11/15/19	1,000,000		1,171,540
Connecticut--1.1%
Bridgeport,
GO	5.00	2/15/32	2,175,000		2,491,549
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	5.05	7/1/42	5,000,000		5,774,150
District of Columbia--.7%
District of Columbia,
Revenue (Friendship Public
Charter School, Inc. Issue)	5.00	6/1/32	3,000,000		3,214,650
District of Columbia,
Revenue (Friendship Public
Charter School, Inc. Issue)	5.00	6/1/42	2,000,000		2,101,220
Florida--2.5%
Brevard County Health Facilities
Authority, Health Facilities
Revenue (Health First, Inc.
Project)	7.00	4/1/39	1,500,000		1,890,690
Florida Municipal Power Agency,
All-Requirements Power Supply
Project Revenue	6.25	10/1/31	1,000,000		1,236,390
Jacksonville,
Better Jacksonville Sales Tax
Revenue	5.00	10/1/30	500,000		600,895
Miami Beach Health Facilities
Authority, HR (Mount Sinai
Medical Center of Florida)	5.00	11/15/29	1,000,000		1,130,760
Miami-Dade County,
Aviation Revenue (Miami
International Airport)	5.50	10/1/41	1,200,000		1,414,020
Miami-Dade County Educational
Facilities Authority, Revenue
(University of Miami Issue)
(Insured; Berkshire Hathaway
Assurance Corporation)	5.50	4/1/38	600,000		668,418
Miami-Dade County Expressway
Authority, Toll System Revenue	5.00	7/1/40	650,000		728,000
Orlando-Orange County Expressway
Authority, Revenue	5.00	7/1/35	7,500,000	b	8,649,150
Sarasota County Public Hospital
District, HR (Sarasota
Memorial Hospital Project)	5.63	7/1/39	2,000,000		2,258,660
Georgia--2.1%
Burke County Development
Authority, PCR (Oglethorpe
Power Corporation Vogtle
Project)	7.00	1/1/23	1,000,000		1,205,420
Chatham County Hospital Authority,
HR Improvement (Memorial
Health University Medical
Center, Inc.) (Prerefunded)	5.75	1/1/14	2,140,000	a	2,264,548
DeKalb County,

GO	5.00	1/1/19	500,000		521,465
DeKalb County,
GO (Special Transportation,
Parks and Greenspace and
Libraries Tax District)	5.00	12/1/18	750,000		832,845
DeKalb County,
Water and Sewerage Revenue	5.25	10/1/41	9,000,000		10,618,650
Hawaii--5.5%
Hawaii,
GO	5.00	12/1/29	5,000,000		6,209,250
Hawaii Department of Budget and
Finance, Special Purpose
Revenue (Hawaiian Electric
Company, Inc. and Subsidiary
Projects)	6.50	7/1/39	6,000,000		7,108,500
Hawaii Department of Budget and
Finance, Special Purpose
Senior Living Revenue (Kahala
Nui)	5.13	11/15/32	1,000,000		1,088,640
Hawaii Department of Budget and
Finance, Special Purpose
Senior Living Revenue (Kahala
Nui)	5.25	11/15/37	1,000,000		1,090,240
JPMorgan Chase Putters/Drivers
Trust (Hawaii, GO)	5.00	12/1/19	20,000,000	c,d	25,331,198
Idaho--.7%
University of Idaho Regents,
General Revenue	5.25	4/1/21	4,420,000		5,310,939
Illinois--3.3%
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport)	5.75	1/1/39	2,500,000		3,021,250
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport)	6.50	1/1/41	5,000,000		6,560,750
Cook County,
GO	5.00	11/15/29	4,000,000		4,827,320
Cook County,
GO	5.00	11/15/33	2,300,000		2,724,971
Illinois Finance Authority,
Revenue (Lutheran Home and
Services Obligated Group)	5.63	5/15/42	3,000,000		3,122,670
Illinois Finance Authority,
Revenue (Lutheran Home and
Services Obligated Group)	5.75	5/15/46	1,750,000		1,825,127
Illinois Finance Authority,
Revenue (The Art Institute of
Chicago)	6.00	3/1/38	1,000,000		1,165,180
Metropolitan Pier and Exposition
Authority, Revenue (McCormick
Place Expansion Project)
(Insured; Assured Guaranty
Municipal Corp.)	0.00	6/15/26	2,000,000	e	1,183,080

Kentucky--.2%
Kentucky Property and Buildings
Commission, Revenue (Project
Number 90)	5.38	11/1/23	1,500,000	1,831,755
Louisiana--2.2%
Jefferson Parish Hospital Service
District Number 2, HR (East
Jefferson General Hospital)	6.25	7/1/31	5,000,000	6,009,900
Louisiana Citizens Property
Insurance Corporation,
Assessment Revenue (Insured;
Assured Guaranty Municipal
Corp.)	6.13	6/1/25	4,000,000	4,952,640
Louisiana Public Facilities
Authority, Revenue (CHRISTUS
Health Obligated Group)	6.00	7/1/29	1,000,000	1,192,880
New Orleans Aviation Board,
Revenue (Insured; Assured
Guaranty Municipal Corp.)	6.00	1/1/23	2,000,000	2,432,560
Saint Charles Parish,
Gulf Opportunity Zone Revenue
(Valero Project)	4.00	6/1/22	1,750,000	1,948,870
Maine--1.1%
Maine Health and Higher
Educational Facilities
Authority, Revenue
(MaineGeneral Medical Center
Issue)	6.00	7/1/26	825,000	999,966
Maine Health and Higher
Educational Facilities
Authority, Revenue
(MaineGeneral Medical Center
Issue)	6.75	7/1/41	2,500,000	3,069,850
Maine Health and Higher
Educational Facilities
Authority, Revenue
(MaineGeneral Medical Center
Issue)	7.00	7/1/41	3,500,000	4,361,840
Maryland--5.5%
Maryland,
GO (State and Local Facilities
Loan)	4.00	3/15/25	27,810,000	32,542,428
Maryland Economic Development
Corporation, EDR (Terminal
Project)	5.75	6/1/35	3,500,000	4,005,750
Maryland Economic Development
Corporation, Port Facilities
Revenue (CNX Marine Terminals
Inc. Port of Baltimore
Facility)	5.75	9/1/25	1,000,000	1,105,070
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Anne
Arundel Health System Issue)	6.75	7/1/29	2,000,000	2,508,320
Maryland Health and Higher
Educational Facilities

Authority, Revenue (University
of Maryland Medical System
Issue)	5.13	7/1/39	250,000		279,705
Massachusetts--6.6%
JPMorgan Chase Putters/Drivers
Trust (Massachusetts, GO
Consolidated Loan)	5.00	4/1/19	15,000,000	c,d	18,960,150
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	7.25	1/1/32	3,090,000		3,979,117
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	6.75	1/1/36	1,165,000		1,451,450
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	6.88	1/1/41	1,000,000		1,234,670
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	7.50	10/1/22	500,000		636,730
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	8.00	10/1/39	2,000,000		2,341,580
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	8/15/27	6,000,000		7,610,700
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	8/15/30	10,000,000		12,529,700
Massachusetts Water Pollution
Abatement Trust, Water
Pollution Abatement Revenue
(MWRA Program)	5.75	8/1/29	50,000		50,208
Michigan--1.7%
Detroit,
Water Supply System Second
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/22	950,000		1,046,406
Michigan Building Authority,
Revenue (Facilities Program)	5.38	10/15/41	3,000,000		3,601,920
Michigan Finance Authority,
Revenue (School District of
the City of Detroit)	5.00	6/1/19	1,000,000		1,165,360
Michigan Finance Authority,
Revenue (School District of
the City of Detroit)	5.00	6/1/20	500,000		584,660
Michigan Strategic Fund,
LOR (State of Michigan
Cadillac Place Office Building
Project)	5.25	10/15/31	5,500,000		6,441,435
Minnesota--4.9%
JPMorgan Chase Putters/Drivers
Trust (Minnesota, GO (Various
Purpose))	5.00	8/1/18	17,125,000	c,d	22,007,992

JPMorgan Chase Putters/Drivers
Trust (Minnesota, GO (Various
Purpose))	5.00	8/1/18	10,000,000	c,d	12,926,200
Minneapolis,
Health Care System Revenue
(Fairview Health Services)	6.63	11/15/28	1,000,000		1,222,990
Mississippi--.2%
Warren County,
Gulf Opportunity Zone Revenue
(International Paper Company
Projects)	5.80	5/1/34	1,500,000		1,722,615
Nevada--1.6%
Clark County,
Airport System Revenue (Build
America Bonds)	6.88	7/1/42	10,000,000		11,684,700
New Jersey--4.7%
New Jersey,
COP (Equipment Lease Purchase
Agreement)	5.25	6/15/28	1,000,000		1,152,930
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.00	6/15/26	2,500,000		2,922,800
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.00	6/15/28	2,000,000		2,316,260
New Jersey Educational Facilities
Authority, Revenue (University
of Medicine and Dentistry of
New Jersey Issue)	7.50	12/1/32	2,000,000		2,562,840
New Jersey Health Care Facilities
Financing Authority, Revenue
(Saint Peter's University
Hospital Obligated Group Issue)	6.00	7/1/26	2,500,000		2,949,800
New Jersey Health Care Facilities
Financing Authority, Revenue
(Saint Peter's University
Hospital Obligated Group Issue)	6.25	7/1/35	1,500,000		1,766,430
New Jersey Transportation Trust
Fund Authority (Transportation
System)	0.00	12/15/29	5,000,000	e	2,591,000
New Jersey Turnpike Authority,
Turnpike Revenue	5.00	1/1/29	10,000,000		12,151,700
New Jersey Turnpike Authority,
Turnpike Revenue	5.00	1/1/30	5,000,000		6,051,100
New York--12.7%
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter's Hospital of the
City of Albany Project)	5.75	11/15/22	4,225,000		4,921,322
Brooklyn Arena Local Development
Corporation, PILOT Revenue
(Barclays Center Project)	6.00	7/15/30	8,000,000		9,455,840
Hudson Yards Infrastructure
Corporation, Hudson Yards
Senior Revenue	5.75	2/15/47	5,000,000		6,083,750

Metropolitan Transportation
Authority, Transportation
Revenue	6.50	11/15/28	665,000		860,650
New York City,
GO	6.00	10/15/23	500,000		635,160
New York City Industrial
Development Agency, PILOT
Revenue (Queens Baseball
Stadium Project) (Insured;
Assured Guaranty Municipal
Corp.)	6.50	1/1/46	325,000		390,741
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; Assured
Guaranty Municipal Corp.)	7.00	3/1/49	1,300,000		1,621,854
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; FGIC)	2.78	3/1/20	5,000,000	f	4,970,600
New York City Industrial
Development Agency, Senior
Airport Facilities Revenue
(Transportation Infrastructure
Properties, LLC Obligated
Group)	5.00	7/1/28	5,000,000		5,361,750
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue	5.75	12/15/16	5,090,000	c,d	6,304,922
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue	5.75	12/15/16	9,000,000	c,d	11,148,210
New York Liberty Development
Corporation, Liberty Revenue
(4 World Trade Center Project)	5.75	11/15/51	5,000,000		6,128,100
New York Liberty Development
Corporation, Liberty Revenue
(7 World Trade Center Project)	5.00	3/15/44	2,000,000		2,223,540
New York State Dormitory
Authority, Revenue (Yeshiva
University)	5.00	11/1/40	500,000		574,155
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.75	3/15/36	1,000,000		1,260,740
New York State Dormitory
Authority, Third General
Resolution Revenue (State
University Educational
Facilities Issue)	5.00	11/15/19	10,000,000	c,d	12,924,500
Niagara Area Development
Corporation, Solid Waste
Disposal Facility Revenue
(Covanta Energy Project)	5.25	11/1/42	3,500,000		3,574,760
Port Authority of New York and New
Jersey, Special Project
Revenue (JFK International Air

Terminal LLC Project)	6.00	12/1/42	5,000,000		5,981,550
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	0.00	11/15/27	3,200,000	e	2,097,792
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	0.00	11/15/28	4,815,000	e	3,046,980
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	0.00	11/15/30	2,515,000	e	1,473,589
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	0.00	11/15/32	4,000,000	e	2,145,760
North Carolina--3.7%
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.00	1/1/26	11,415,000		13,250,760
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; Assured
Guaranty Municipal Corp.)	6.00	1/1/19	250,000		285,515
North Carolina Medical Care
Commission, Health Care
Facilities Revenue (Novant
Health Inc.) (Insured;
Berkshire Hathaway Assurance
Corporation)	5.00	11/1/39	12,130,000		13,548,482
Ohio--.2%
Montgomery County,
Revenue (Catholic Health
Initiatives)	6.25	10/1/33	1,000,000		1,216,060
Oregon--.3%
Oregon Health and Science
University, Revenue	5.75	7/1/39	2,000,000		2,350,580
Pennsylvania--.9%
Clairton Municipal Authority,
Sewer Revenue	5.00	12/1/37	2,000,000		2,123,700
Clairton Municipal Authority,
Sewer Revenue	5.00	12/1/42	1,000,000		1,059,430
Pennsylvania Higher Educational
Facilities Authority, Revenue
(The Foundation for Indiana
University of Pennsylvania
Student Housing Project at
Indiana University of
Pennsylvania)	5.00	7/1/32	650,000		726,836
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of Pennsylvania
Health System)	5.75	8/15/41	2,550,000		3,074,025
Texas--11.4%
Central Texas Regional Mobility
Authority, Senior Lien Revenue	6.00	1/1/41	5,000,000		5,966,750
Clifton Higher Education Finance
Corporation, Education

Revenue (IDEA Public Schools)	5.50	8/15/31	1,250,000	1,392,487
Clifton Higher Education Finance
Corporation, Education Revenue
(IDEA Public Schools)	5.00	8/15/32	2,000,000	2,201,580
Clifton Higher Education Finance
Corporation, Education
Revenue (IDEA Public Schools)	5.75	8/15/41	1,000,000	1,118,970
Clifton Higher Education Finance
Corporation, Education Revenue
(IDEA Public Schools)	5.00	8/15/42	2,750,000	2,978,497
Forney Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.75	8/15/33	1,000,000	1,235,040
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Healthcare
System)	7.00	12/1/27	1,000,000	1,259,880
Houston,
Airport System Subordinate
Lien Revenue	5.00	7/1/32	500,000	579,825
Houston,
Combined Utility System First
Lien Revenue	5.00	11/15/30	5,000,000	6,130,350
Houston Higher Education Finance
Corporation, Higher Education
Revenue (Cosmos Foundation,
Inc.)	5.88	5/15/21	1,000,000	1,163,810
Houston Higher Education Finance
Corporation, Higher Education
Revenue (Cosmos Foundation,
Inc.)	6.50	5/15/31	2,800,000	3,536,848
Houston Higher Education Finance
Corporation, Higher Education
Revenue (Cosmos Foundation,
Inc.)	6.88	5/15/41	3,000,000	3,860,130
North Texas Education Finance
Corporation, Education Revenue
(Uplift Education)	4.88	12/1/32	3,630,000	3,902,831
North Texas Education Finance
Corporation, Education Revenue
(Uplift Education)	5.13	12/1/42	1,500,000	1,623,690
North Texas Tollway Authority,
First Tier System Revenue	6.00	1/1/38	7,000,000	8,455,790
North Texas Tollway Authority,
Special Projects System Revenue	5.50	9/1/41	2,500,000	3,054,325
Texas Private Activity Bond
Surface Transportation
Corporation, Senior Lien
Revenue (LBJ Infrastructure
Group LLC IH-635 Managed Lanes
Project)	7.00	6/30/40	7,000,000	8,816,430
Texas Private Activity Bond
Surface Transportation
Corporation, Senior Lien
Revenue (NTE Mobility Partners

LLC North Tarrant Express
Managed Lanes Project)	7.50	12/31/31	2,500,000		3,216,700
Texas Transportation Commission,
Central Texas Turnpike System
First Tier Revenue	5.00	8/15/41	10,000,000		11,352,900
Waco Education Finance
Corporation, Revenue (Baylor
University Issue)	5.00	3/1/43	10,000,000		11,822,200
Virginia--3.0%
Chesapeake,
Transportation System Senior
Toll Road Revenue	0/4.75	7/15/32	2,200,000	g	1,415,480
Chesapeake,
Transportation System Senior
Toll Road Revenue	0/4.88	7/15/40	2,000,000	g	1,279,320
Chesapeake,
Transportation System Senior
Toll Road Revenue	5.00	7/15/47	2,000,000		2,216,880
Virginia Small Business Financing
Authority, Senior Lien Revenue
(95 Express Lanes LLC Project)	5.00	1/1/40	3,000,000		3,233,670
Virginia Small Business Financing
Authority, Senior Lien Revenue
(Elizabeth River Crossing
Opco, LLC Project)	5.25	1/1/32	4,000,000		4,462,200
Virginia Small Business Financing
Authority, Senior Lien Revenue
(Elizabeth River Crossing
Opco, LLC Project)	6.00	1/1/37	2,000,000		2,348,920
Virginia Small Business Financing
Authority, Senior Lien Revenue
(Elizabeth River Crossing
Opco, LLC Project)	5.50	1/1/42	6,155,000		6,957,181
Washington--1.8%
Washington,
GO (Motor Vehicle Fuel Tax)	4.00	8/1/29	4,615,000		5,328,387
Washington,
GO (Motor Vehicle Fuel Tax)	4.00	8/1/30	7,095,000		8,138,462
Wisconsin--.8%
Oneida Tribe of Indians,
Retail Sales Revenue	6.50	2/1/31	1,325,000	d	1,557,471
Wisconsin,
General Fund Annual
Appropriation Bonds	5.38	5/1/25	1,000,000		1,231,130
Wisconsin,
General Fund Annual
Appropriation Bonds	5.75	5/1/33	1,500,000		1,864,335
Wisconsin,
General Fund Annual
Appropriation Bonds	6.00	5/1/33	1,000,000		1,255,250
U.S. Related--6.2%
Guam,
Business Privilege Tax Revenue	5.13	1/1/42	1,500,000		1,715,250
Guam,

Hotel Occupancy Tax Revenue	6.00	11/1/26	2,500,000		3,015,450
Guam,
Hotel Occupancy Tax Revenue	6.13	11/1/31	5,000,000		5,951,800
Guam,
Hotel Occupancy Tax Revenue	6.50	11/1/40	2,000,000		2,417,160
Guam Government Department of
Education, COP (John F.
Kennedy High School Project)	6.63	12/1/30	1,000,000		1,109,090
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/40	5,000,000		5,482,400
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/22	2,000,000		2,178,140
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/17	750,000		809,873
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.75	8/1/32	6,000,000	g	6,342,900
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.25	8/1/33	750,000	g	672,390
Virgin Islands Public Finance
Authority, Revenue (Gross
Receipts Taxes Loan Notes)	4.00	10/1/22	3,000,000		3,199,500
Virgin Islands Public Finance
Authority, Revenue (Gross
Receipts Taxes Loan Notes)	5.25	10/1/27	4,000,000	d	4,036,720
Virgin Islands Public Finance
Authority, Revenue (Gross
Receipts Taxes Loan Notes)	5.00	10/1/32	6,000,000		6,751,200
Virgin Islands Public Finance
Authority, Subordinated
Revenue (Virgin Islands
Matching Fund Loan Note -
Diageo Project)	6.75	10/1/37	2,000,000		2,391,760
Total Long-Term Municipal Investments
(cost $705,371,940)					791,504,451
Short-Term Municipal	Coupon	Maturity	Principal
Investments--3.3%	Rate (%)	Date	Amount ($)		Value ($)
Colorado--.1%
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; TD Bank)	0.18	12/3/12	700,000	h	700,000
Florida--1.2%
Orange County School Board,
COP (Master Lease Purchase
Agreement) (LOC; Wells Fargo
Bank)	0.19	12/3/12	4,900,000	h	4,900,000
Pinellas County Health Facilities
Authority, Health System
Revenue (Baycare Health System
Issue) (LOC; U.S. Bancorp)	0.19	12/3/12	4,200,000	h	4,200,000

Indiana--.0%

Indiana Health and Educational
Facility Financing Authority,
HR (Howard Regional Health
System Project) (LOC; Harris
NA)	0.17	12/3/12	100,000	h	100,000
Iowa--.6%
Hills,
Health Facilities Revenue
(Mercy Hospital Project) (LOC;
U.S. Bank NA)	0.19	12/3/12	1,100,000	h	1,100,000
Iowa Finance Authority,
Health Facilities Revenue
(Great River Medical Center
Project) (LOC; JPMorgan Chase
Bank)	0.19	12/3/12	1,200,000	h	1,200,000
Iowa Higher Education Loan
Authority, Private College
Faciliity Revenue, Refunding
(Des Moines University
Project) (LOC; Allied Irish
Banks)	0.19	12/3/12	1,900,000	h	1,900,000
Iowa Higher Education Loan
Authority, Private College
Facility Revenue (University
of Dubuque Project) (LOC;
Northern Trust Company)	0.19	12/3/12	100,000	h	100,000
Kentucky--.0%
Trimble County,
Lease Program Revenue
(Kentucky Association of
Counties Leasing Trust) (LOC;
U.S. Bank NA)	0.18	12/3/12	100,000	h	100,000
Massachusetts--.2%
Massachusetts,
GO Notes (Central Artery/Ted
Williams Tunnel Infrastructure
Loan Act of 2000) (Liquidity
Facility; U.S. Bank NA)	0.19	12/3/12	1,200,000	h	1,200,000
Michigan--.1%
Green Lake Township Economic
Development Corporation,
Revenue, Refunding
(Interlochen Center for the
Arts Project) (LOC; Bank One
NA)	0.18	12/3/12	1,000,000	h	1,000,000
Missouri--.0%
Missouri Health and Educational
Facilities Authority,
Educational Facilities Revenue
(Ranken Technology College)
(LOC; Northern Trust Company)	0.19	12/3/12	100,000	h	100,000
Ohio--.3%
Cleveland-Cuyahoga County Port
Authority, Educational
Facility Revenue (Laurel
School Project) (LOC; JPMorgan
Chase Bank)	0.19	12/3/12	2,200,000	h	2,200,000

Pennsylvania--.1%
Beaver County Industrial
Development Authority, PCR,
Refunding (Pennsylvania
Electric Company Project)
(LOC; UBS Finance LLC)	0.16	12/3/12	600,000	h	600,000
Vermont--.5%
Vermont Educational and Health
Buildings Financing Agency,
Revenue (Brattleboro Memorial
Hospital Project) (LOC; TD
Bank)	0.19	12/3/12	1,600,000	h	1,600,000
Vermont Educational and Health
Buildings Financing Agency,
Revenue (Southwestern Vermont
Medical Center Project) (LOC;
TD Bank)	0.19	12/3/12	2,200,000	h	2,200,000
Washington--.2%
Washington Housing Finance
Commission, Nonprofit Revenue
(Tacoma Art Museum Project)
(LOC; Northern Trust Company)	0.18	12/3/12	1,300,000	h	1,300,000
Wisconsin--.0%
Public Finance Authority,
Continuing Care Retirement
Community Revenue (The
Glenridge on Palmer Ranch,
Inc. Project) (LOC; Bank of
Scotland PLC)	0.21	12/3/12	100,000	h	100,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Alverno College Project)
(LOC; Allied Irish Banks)	0.19	12/3/12	100,000	h	100,000
Total Short-Term Municipal Investments
(cost $24,700,000)					24,700,000
Total Investments (cost $747,007,100)			112.7%		833,585,673
Liabilities, Less Cash and Receivables			(12.7%)		(93,609,686)
Net Assets			100.0%		739,975,987

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Purchased on a delayed delivery basis.
c	Collateral for floating rate borrowings.
d	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2012, these securities were valued at $127,558,963 or 17.2% of net assets.
e	Security issued with a zero coupon. Income is recognized through the accretion of discount.
f	Variable rate security--interest rate subject to periodic change.
g	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
h	Variable rate demand note - rate shown is the interest rate in effect at November 30, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At November 30, 2012, net unrealized appreciation on investments was $86,578,573 of which $86,578,853 related to appreciated investment securities and $280 related to depreciated investment securities. At November 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt Liquidity Option
Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue

TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

STATEMENT OF FINANCIAL FUTURES
November 30, 2012 (Unaudited)

				Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 11/30/2012
Financial Futures Short
U.S. Treasury 10 Year Notes	500	(67,062,500)	December 2012	(492,188)

U.S. Treasury 30 Year Bonds	300	(45,421,875)	December 2012	(187,500)

U.S. Treasury Ultra 30 Year Bonds	300	(50,203,125)	December 2012	140,625

Gross Unrealized Appreciation				140,625
Gross Unrealized Depreciation				(679,688)

The following is a summary of the inputs used as of November 30, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds+	-	17,381,222	-	17,381,222
Municipal Bonds	-	816,204,451	-	816,204,451
Other Financial Instruments:
Financial Futures++	140,625	-	-	140,625
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(679,688)	-	-	(679,688)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended November 30, 2012 is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon National Intermediate Municipal Bond Fund
November 30, 2012 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--97.8%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--1.7%
Alabama 21st Century Authority,
Tobacco Settlement Revenue	5.00	6/1/20	1,500,000	1,846,470
Birmingham Special Care Facilities
Financing Authority-Baptist
Medical Centers, Revenue
(Baptist Health System, Inc.)	5.00	11/15/15	5,000,000	5,419,750
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/15	1,180,000	1,181,357
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/16	4,810,000	4,816,349
Jefferson County,
Limited Obligation School
Warrants (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/24	13,325,000	13,571,113
Montgomery BMC Special Care
Facilities Financing
Authority, Revenue (Baptist
Health) (Insured; National
Public Finance Guarantee Corp.)	5.00	11/15/13	1,365,000	1,422,507
Montgomery BMC Special Care
Facilities Financing
Authority, Revenue (Baptist
Health) (Insured; National
Public Finance Guarantee Corp.)	5.00	11/15/14	2,500,000	2,711,025
Alaska--1.3%
Alaska Industrial Development and
Export Authority, Revolving
Fund Revenue	5.25	4/1/27	2,295,000	2,802,402
Valdez,
Marine Terminal Revenue (BP
Pipelines (Alaska) Inc.
Project)	5.00	1/1/16	5,000,000	5,587,600
Valdez,
Marine Terminal Revenue (BP
Pipelines (Alaska) Inc.
Project)	5.00	1/1/18	8,000,000	9,428,400
Valdez,
Marine Terminal Revenue (BP
Pipelines (Alaska) Inc.
Project)	5.00	1/1/21	5,000,000	6,192,600
Arizona--3.6%
Arizona Board of Regents,
Arizona State University
System Revenue (Polytechnic
Campus Project)	6.00	7/1/25	2,500,000	3,091,250

Arizona Board of Regents,
Arizona State University
System Revenue (Polytechnic
Campus Project)	6.00	7/1/26	1,000,000		1,236,500
Arizona Board of Regents,
Arizona State University
System Revenue (Polytechnic
Campus Project)	6.00	7/1/28	1,100,000		1,339,558
Arizona Transportation Board,
Highway Revenue	5.00	7/1/25	15,000,000		17,175,000
Arizona Transportation Board,
Highway Revenue	5.00	7/1/26	5,000,000		5,921,050
Arizona Water Infrastructure
Finance Authority, Water
Quality Revenue	5.00	10/1/21	3,000,000		3,920,760
Glendale,
Senior Lien Water and Sewer
Revenue Obligations	5.00	7/1/25	6,325,000		7,891,386
Glendale,
Senior Lien Water and Sewer
Revenue Obligations	5.00	7/1/26	4,425,000		5,481,867
Phoenix,
GO	6.25	7/1/16	1,250,000		1,501,913
Phoenix Civic Improvement
Corporation, Transit Excise
Tax Revenue (Light Rail
Project) (Insured; AMBAC)	5.00	7/1/16	6,000,000		6,442,860
University Medical Center
Corporation, HR	5.25	7/1/16	2,310,000		2,439,060
University of Arizona Board of
Regents, System Revenue	6.20	6/1/16	7,990,000		8,691,522
California--16.5%
Agua Caliente Band,
Cahuilla Indians Revenue	5.60	7/1/13	475,000	a	473,827
Alameda Corridor Transportation
Authority, Subordinate Lien
Revenue (Insured; AMBAC)	5.25	10/1/21	5,000,000		5,781,600
California,
Economic Recovery Bonds	5.00	7/1/15	2,950,000		3,169,716
California,
GO	0.84	5/1/15	7,500,000	b	7,506,225
California,
GO	5.50	6/1/20	115,000		115,477
California,
GO	5.25	11/1/26	10,500,000		10,929,135
California,
GO (Various Purpose)	5.00	9/1/21	2,700,000		3,465,234
California,
GO (Various Purpose)	5.00	9/1/21	5,000,000		6,417,100
California,
GO (Various Purpose)	5.25	10/1/23	5,000,000		6,347,100
California,
GO (Various Purpose)	5.00	9/1/25	20,000,000		24,756,000
California,

GO (Various Purpose)	6.00	3/1/33	11,445,000		14,730,745
California,
GO (Various Purpose)	6.50	4/1/33	3,000,000		3,858,300
California,
GO (Various Purpose)	5.50	3/1/40	7,950,000		9,601,851
California,
GO (Various Purpose)
(Prerefunded)	5.00	2/1/14	1,825,000	c	1,925,612
California Department of Water
Resources, Power Supply Revenue	5.00	5/1/22	5,000,000		6,271,850
California Department of Water
Resources, Power Supply
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	5/1/21	11,985,000		14,576,277
California Department of Water
Resources, Water System
Revenue (Central Valley
Project)	5.00	12/1/19	5,000,000		6,387,050
California Health Facilities
Financing Authority, Revenue
(Cedars-Sinai Medical Center)	5.00	8/15/18	2,500,000		2,990,525
California Health Facilities
Financing Authority, Revenue
(City of Hope)	5.00	11/15/23	1,500,000		1,845,255
California Health Facilities
Financing Authority, Revenue
(City of Hope)	5.00	11/15/24	1,600,000		1,957,152
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services)	6.25	10/1/24	8,500,000		10,647,355
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services)	6.25	10/1/28	4,000,000		4,908,400
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services)	6.50	10/1/38	3,440,000		4,240,557
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services) (Prerefunded)	6.50	10/1/18	60,000	c	79,361
California Infrastructure and
Economic Development Bank,
Clean Water State Revolving
Fund Revenue	5.00	10/1/17	2,500,000		2,509,975
California Infrastructure and
Economic Development Bank,
Revenue (California
Independent System Operator
Corporation Project)	6.00	2/1/30	8,000,000		8,735,680
California State Public Works
Board, LR (Department of
General Services) (Capitol
East End Complex - Blocks

171-174 and 225) (Insured;
AMBAC)	5.25	12/1/19	5,000,000		5,019,350
California State Public Works
Board, LR (Department of
General Services) (Capitol
East End Complex - Blocks
171-174 and 225) (Insured;
AMBAC)	5.00	12/1/23	4,000,000		4,013,040
California State Public Works
Board, LR (Department of
Mental Health-Coalinga State
Hospital)	5.00	6/1/24	1,500,000		1,579,470
California State Public Works
Board, LR (Various Capital
Projects)	5.00	4/1/19	8,760,000		10,543,536
California State Public Works
Board, LR (Various Capital
Projects)	5.00	11/1/19	5,000,000		6,095,750
California State Public Works
Board, LR (Various Capital
Projects)	5.00	10/1/20	2,000,000		2,464,100
California State Public Works
Board, LR (Various Capital
Projects)	5.00	11/1/20	1,350,000		1,665,373
California Statewide Communities
Development Authority,
Mortgage Revenue (Methodist
Hospital of Southern
California Project)
(Collateralized; FHA)	6.25	8/1/24	5,000,000		6,237,300
California Statewide Communities
Development Authority, Revenue
(Saint Joseph Health System)
(Insured; Assured Guaranty
Municipal Corp.)	4.50	7/1/18	3,125,000		3,369,187
California Statewide Communities
Development Authority, Revenue
(The California Endowment)	5.25	7/1/15	1,740,000		1,791,278
East Bay Municipal Utility
District, Water System Revenue	5.00	6/1/22	10,000,000		13,176,100
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/18	590,000		591,510
Los Angeles County Metropolitan
Transportation Authority,
Proposition A First Tier
Senior Sales Tax Revenue	5.00	7/1/20	7,165,000	d	8,990,857
Los Angeles Department of
Airports, Senior Revenue (Los
Angeles International Airport)	5.25	5/15/26	15,520,000		19,185,203
Los Angeles Unified School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/24	2,395,000		2,820,065
Los Angeles Unified School
District, GO (Insured;

National Public Finance
Guarantee Corp.)	5.75	7/1/16	2,000,000		2,368,780
New Haven Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/33	4,000,000	e	1,586,640
Oakland Joint Powers Financing
Authority, LR (Oakland
Convention Centers) (Insured;
AMBAC)	5.50	10/1/13	1,500,000		1,539,915
Port of Oakland,
Revenue	5.00	5/1/18	1,835,000		2,167,539
Port of Oakland,
Revenue	5.00	5/1/19	2,250,000		2,696,985
Port of Oakland,
Revenue	5.00	5/1/20	3,000,000		3,648,810
Port of Oakland,
Revenue	5.00	5/1/21	2,785,000		3,411,514
Port of Oakland,
Revenue	5.00	5/1/23	1,875,000		2,249,194
Sacramento County Water Financing
Authority, Revenue (Sacramento
County Water Agency Zones 40
and 41 Water System Project)
(Insured; National Public
Finance Guarantee Corp.)	0.83	6/1/34	8,000,000	b	6,802,400
Sacramento Municipal Utility
District, Electric Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	8/15/23	6,350,000		7,494,715
San Francisco City and County
Airport Commission, Second
Series Revenue (San Francisco
International Airport)	5.00	5/1/25	5,000,000		6,080,000
San Francisco City and County
Airport Commission, Second
Series Revenue (San Francisco
International Airport)	5.00	5/1/26	5,000,000		6,047,050
Westside Unified School District,
GO (Insured; AMBAC)	6.00	8/1/14	385,000		411,615
Colorado--3.9%
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.00	10/1/23	2,000,000		2,472,580
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.25	10/1/33	1,600,000		1,945,696
Colorado Health Facilities
Authority, Revenue (Vail
Valley Medical Center Project)	5.00	1/15/20	280,000		293,742
Colorado Health Facilities
Authority, Revenue (Vail
Valley Medical Center Project)
(Prerefunded)	5.00	1/15/15	970,000	c	1,062,858
Colorado Housing and Finance
Authority, Single Family

Program Senior and Subordinate
Bonds	6.75	4/1/15	15,000		15,242
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds	6.05	10/1/16	20,000		20,551
Denver City and County,
Airport System Revenue
(Insured: Assured Guaranty
Municipal Corp. and National
Public Finance Guarantee Corp.)	5.25	11/15/19	4,445,000		5,207,495
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	9/1/16	3,565,000		3,911,732
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	9/1/16	5,000,000		5,531,050
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	9/1/17	3,500,000		3,896,340
Northwest Parkway Public Highway
Authority, Revenue (Insured;
AMBAC)	5.70	6/15/21	7,345,000		8,652,337
Northwest Parkway Public Highway
Authority, Revenue (Insured;
AMBAC) (Prerefunded)	5.45	6/15/16	7,690,000	c	8,991,456
Northwest Parkway Public Highway
Authority, Revenue (Insured;
Assured Guaranty Municipal
Corp.) (Prerefunded)	5.55	6/15/16	10,960,000	c	12,853,230
Public Authority for Colorado
Energy, Natural Gas Purchase
Revenue	5.75	11/15/18	2,515,000		2,896,450
Public Authority for Colorado
Energy, Natural Gas Purchase
Revenue	6.13	11/15/23	4,645,000		5,788,320
Regional Transportation District,
COP	5.00	6/1/19	1,750,000		2,104,340
Regional Transportation District,
COP	5.00	6/1/20	2,700,000		3,291,759
Regional Transportation District,
COP	5.50	6/1/22	2,200,000		2,690,908
Connecticut--1.4%
Connecticut,
GO	5.00	4/15/22	5,000,000		6,461,850
Connecticut,
GO	5.00	5/15/23	12,500,000		15,658,625
Connecticut,
GO (Insured; AMBAC)	5.25	6/1/18	1,500,000		1,853,085
Connecticut Health and Educational
Facilities Authority, Revenue
(Connecticut State University

System Issue) (Insured;
Assured Guaranty Municipal
Corp.)	5.00	11/1/14	1,260,000		1,372,316
District of Columbia--.7%
District of Columbia,
GO (Insured; Assured Guaranty
Municipal Corp.)	3.41	6/1/16	5,000,000	b	5,298,850
Metropolitan Washington Airports
Authority, Airport System
Revenue	5.00	10/1/23	4,250,000		5,103,230
Metropolitan Washington Airports
Authority, Airport System
Revenue	5.00	10/1/24	2,500,000		2,989,825
Florida--7.1%
Florida Department of
Transportation, State
Infrastructure Bank Revenue	5.00	7/1/19	4,220,000		4,922,841
Florida Department of
Transportation, State
Infrastructure Bank Revenue	5.00	7/1/20	2,500,000		2,899,075
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.00	7/1/15	10,000,000		11,078,300
Florida Municipal Loan Council,
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.75	11/1/15	55,000		55,224
Hillsborough County Aviation
Authority, Revenue (Tampa
International Airport)
(Insured; AMBAC)	5.13	10/1/20	3,540,000		3,966,004
Hillsborough County Aviation
Authority, Revenue (Tampa
International Airport)
(Insured; AMBAC)	5.13	10/1/21	3,675,000		4,104,056
Jacksonville,
Better Jacksonville Sales Tax
Revenue	5.00	10/1/17	2,000,000		2,368,420
Jacksonville,
Better Jacksonville Sales Tax
Revenue	5.00	10/1/21	2,500,000		3,177,675
Jacksonville Electric Authority,
Revenue (Saint Johns River
Power Park System)	5.00	10/1/18	8,500,000		10,390,315
Jacksonville Electric Authority,
Revenue (Saint Johns River
Power Park System)	5.00	10/1/21	2,000,000		2,477,340
Jacksonville Electric Authority,
Revenue (Saint Johns River
Power Park System)	5.00	10/1/22	1,625,000		1,997,336
Jacksonville Electric Authority,
Revenue (Saint Johns River
Power Park System)	5.00	10/1/24	1,000,000		1,212,460
Lee County,
Airport Revenue	5.50	10/1/23	2,500,000		2,969,850
Lee County,
Airport Revenue	5.50	10/1/24	5,000,000		5,882,300

Miami-Dade County,
Subordinate Special Obligation
Bonds (Insured; National
Public Finance Guarantee Corp.)	0/5.00	10/1/22	2,000,000	f	2,090,920
Orlando Utilities Commission,
Utility System Revenue	3.04	10/1/16	13,400,000	b	14,198,506
Orlando Utilities Commission,
Utility System Revenue	5.00	10/1/21	3,000,000		3,871,590
Orlando Utilities Commission,
Utility System Revenue	5.00	10/1/23	10,000,000		13,128,100
Orlando-Orange County Expressway
Authority, Revenue	5.00	7/1/35	7,500,000	d	8,649,150
Sarasota County,
Revenue (Environmentally
Sensitive Lands and Parkland
Program)	5.25	10/1/24	1,790,000		2,010,707
Sarasota County,
Revenue (Environmentally
Sensitive Lands and Parkland
Program)	5.25	10/1/25	6,170,000		6,901,639
Sarasota County,
Revenue (Environmentally
Sensitive Lands and Parkland
Program)	5.25	10/1/28	2,105,000		2,324,131
Sarasota County,
Revenue (Environmentally
Sensitive Lands and Parkland
Program)	5.25	10/1/29	1,085,000		1,193,706
Sarasota County,
Revenue (Environmentally
Sensitive Lands and Parkland
Program) (Prerefunded)	5.25	10/1/18	245,000	c	307,916
Sarasota County,
Revenue (Environmentally
Sensitive Lands and Parkland
Program) (Prerefunded)	5.25	10/1/18	240,000	c	301,632
Sarasota County,
Revenue (Environmentally
Sensitive Lands and Parkland
Program) (Prerefunded)	5.25	10/1/18	210,000	c	263,928
Sarasota County,
Revenue (Environmentally
Sensitive Lands and Parkland
Program) (Prerefunded)	5.25	10/1/18	725,000	c	911,180
Tallahassee,
Capital Bonds Revenue
(Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.00	10/1/14	5,725,000	c	6,216,720
Tallahassee,
Capital Bonds Revenue
(Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.00	10/1/14	3,000,000	c	3,257,670
Tampa Bay Water, A Regional Water
Supply Authority, Utility
System Revenue	5.00	10/1/20	5,000,000		6,361,150
Georgia--2.2%

Burke County Development
Authority, PCR (Georgia Power
Company Plant Vogtle Project)	1.40	4/1/15	5,000,000		5,068,600
Burke County Development
Authority, PCR (Oglethorpe
Power Corporation Vogtle
Project)	7.00	1/1/23	6,000,000		7,232,520
Chatham County Hospital Authority,
HR Improvement (Memorial
Health University Medical
Center, Inc.) (Prerefunded)	5.75	1/1/14	5,000,000	c	5,291,000
Crisp County Development
Authority, EIR (International
Paper Company Project)	5.55	2/1/15	1,000,000		1,090,940
DeKalb County,
Water and Sewerage Revenue	5.25	10/1/36	3,500,000		4,144,420
Fulton County Development
Authority, Revenue (Spelman
College)	5.00	6/1/24	2,010,000		2,335,097
Main Street Natural Gas Inc.,
Gas Project Revenue	6.38	7/15/38	1,335,000	g	499,090
Municipal Electric Authority of
Georgia, GO (Project One
Subordinated Bonds)	5.75	1/1/20	5,000,000		6,196,550
Private Colleges and Universities
Authority, Revenue (Emory
University)	5.00	9/1/18	2,000,000		2,238,240
Putnam County Development
Authority, PCR (Georgia Power
Company)	5.10	6/1/23	6,120,000		6,263,269
Hawaii--1.0%
Hawaii,
GO	5.00	12/1/16	9,830,000		11,540,223
Hawaii,
GO	5.00	12/1/17	5,000,000		6,042,550
Idaho--.7%
University of Idaho Regents,
General Revenue	5.25	4/1/21	10,360,000		12,448,265
Illinois--5.2%
Chicago,
GO	5.00	1/1/20	5,000,000		6,087,750
Chicago,
GO (Modern Schools Across
Chicago Program) (Insured;
AMBAC)	5.00	12/1/17	1,110,000		1,276,056
Chicago Metropolitan Water
Reclamation District, GO
Capital Improvement	7.25	12/1/12	8,500,000		8,501,700
Cook County,
GO	5.00	11/15/25	5,000,000		6,134,950
Cook County,
GO Capital Improvement
(Insured; AMBAC)	5.00	11/15/25	5,000,000		5,019,500
Illinois,

GO	5.00	8/1/18	16,000,000	18,690,080
Illinois,
GO	5.00	8/1/19	10,000,000	11,791,000
Illinois,
GO	5.00	9/1/19	7,500,000	8,034,525
Illinois,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/20	5,000,000	5,944,550
Illinois Finance Authority,
Gas Supply Revenue (The
Peoples Gas Light and Coke
Company Project) (Insured;
AMBAC)	4.30	6/1/16	2,500,000	2,773,875
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	5.00	6/1/15	3,500,000	3,812,095
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	6.25	6/1/24	10,000,000	11,346,600
Will County Forest Preserve
District, GO Unlimited Tax
Bonds	5.00	12/15/20	4,000,000	5,095,760
Indiana--.4%
Indiana Finance Authority,
Acquisition Revenue (National
Collegiate Athletic
Association Project)	5.00	5/1/15	1,000,000	1,107,950
Indiana Finance Authority,
State Revolving Fund Program
Bonds	5.00	2/1/24	5,000,000	6,390,950
Kansas--2.1%
Kansas Development Finance
Authority, Revenue (University
of Kansas Projects)	4.00	5/1/20	3,025,000	3,607,706
Kansas Development Finance
Authority, Revenue (University
of Kansas Projects)	4.00	5/1/21	3,370,000	3,966,962
Kansas Development Finance
Authority, Revenue (University
of Kansas Projects)	4.00	5/1/24	3,850,000	4,394,967
Wichita,
Water and Sewer Utility Revenue	5.00	10/1/21	7,990,000	10,280,733
Wichita,
Water and Sewer Utility Revenue	5.00	10/1/22	8,390,000	10,636,758
Wyandotte County/Kansas City
Unified Government, Utility
System Revenue (Insured; AMBAC)	5.65	9/1/22	4,700,000	5,302,258
Kentucky--.2%
Kentucky Housing Corporation,
Housing Revenue	4.80	7/1/20	2,025,000	2,106,668
Kentucky Property and Buildings
Commission, Revenue (Project
Number 100)	5.00	8/1/21	1,785,000	2,268,128
Louisiana--2.6%
Jefferson Sales Tax District,

Special Sales Tax Revenue
(Insured; AMBAC)	5.25	12/1/21	4,000,000		4,761,800
Louisiana,
Gasoline and Fuels Tax Second
Lien Revenue	0.91	6/1/13	5,000,000	b	5,006,650
Louisiana Citizens Property
Insurance Corporation,
Assessment Revenue (Insured;
AMBAC)	5.25	6/1/13	4,000,000		4,086,880
Louisiana Citizens Property
Insurance Corporation,
Assessment Revenue (Insured;
AMBAC)	5.00	6/1/21	5,500,000		6,097,410
Louisiana Citizens Property
Insurance Corporation,
Assessment Revenue (Insured;
Assured Guaranty Municipal
Corp.)	6.13	6/1/25	14,500,000		17,953,320
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Louisiana
Community and Technical
College System Facilities
Corporation Project)	5.00	10/1/22	5,000,000		6,105,100
Louisiana Public Facilities
Authority, Revenue (CHRISTUS
Health Obligated Group)	6.00	7/1/29	2,000,000		2,385,760
Maine--.1%
Maine Housing Authority,
Mortgage Purchase Bonds	4.75	11/15/21	2,450,000		2,581,491
Maryland--.3%
Howard County,
Consolidated Public
Improvement GO	5.00	8/15/17	5,030,000		6,057,227
Massachusetts--2.0%
Massachusetts,
Consolidated Loan (Insured;
National Public Finance
Guarantee Corp.)	5.50	10/1/20	3,285,000		4,335,477
Massachusetts,
GO	0.67	11/1/18	2,000,000	b	2,003,080
Massachusetts Development Finance
Agency, Revenue (Combined
Jewish Philanthropies of
Greater Boston, Inc. Project)	4.75	2/1/15	1,935,000		2,013,019
Massachusetts Development Finance
Agency, Revenue (Olin College
Issue) (Insured; XLCA)	5.25	7/1/33	8,050,000		8,236,197
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	7.50	10/1/22	2,000,000		2,546,920
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons

College Issue)	8.00	10/1/29	5,000,000		5,853,950
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	8.00	10/1/39	1,500,000		1,756,185
Massachusetts Housing Finance
Agency, Housing Revenue	5.13	12/1/34	350,000		356,156
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; AMBAC)	5.00	8/15/20	6,000,000		7,140,960
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	8/15/30	60,000		66,353
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; Assured
Guaranty Municipal Corp.)
(Prerefunded)	5.00	8/15/15	190,000	c	213,562
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; Assured
Guaranty Municipal Corp.)
(Prerefunded)	5.00	8/15/15	1,250,000	c	1,404,300
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.25	8/1/17	275,000		297,187
Massachusetts Water Pollution
Abatement Trust, Water
Pollution Abatement Revenue
(MWRA Program)	5.75	8/1/29	380,000		381,585
Michigan--.5%
Detroit,
Water Supply System Second
Lien Revenue (Insured; FGIC)	5.75	7/1/22	7,000,000		8,218,910
Michigan Municipal Bond Authority,
Drinking Water Revolving Fund
Revenue	5.50	10/1/15	1,000,000		1,141,230
Minnesota--1.3%
Minneapolis,
Health Care System Revenue
(Fairview Health Services)	6.63	11/15/28	12,000,000		14,675,880
Minnesota Higher Education
Facilities Authority, Revenue
(Macalester College)	5.00	3/1/14	1,410,000		1,490,553
University of Minnesota Regents,
Special Purpose Revenue (State
Supported Stadium Debt)	5.00	8/1/19	6,300,000		7,304,535
Mississippi--.1%
Mississippi Home Corporation,
SFMR (Collateralized: FHLMC,
FNMA and GNMA)	4.38	12/1/18	1,510,000		1,646,670
Mississippi State University
Educational Building
Corporation, Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	8/1/16	400,000		465,736

Missouri--.1%
Missouri Environmental Improvement
and Energy Resource Authority,
Water PCR (State Revolving
Fund Program - Master Trust)	5.50	7/1/14	1,250,000		1,332,038
Missouri Housing Development
Commission, SFMR
(Homeownership Loan Program)
(Collateralized: FNMA and GNMA)	5.05	9/1/24	565,000		565,859
Nebraska--.1%
Nebraska Investment Finance
Authority, SFHR
(Collateralized: FHLMC, FNMA
and GNMA)	4.70	9/1/21	555,000		577,289
Omaha City,
GO (City of Omaha Convention
Center/Arena Project)	6.50	12/1/16	1,000,000		1,233,090
Nevada--1.5%
Clark County,
Highway Revenue (Motor Vehicle
Fuel Tax)	5.00	7/1/28	10,000,000		11,651,200
Clark County School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	6/15/20	12,930,000		15,281,579
New Hampshire--.1%
New Hampshire Business Finance
Authority, PCR (Central Maine
Power Company)	5.38	5/1/14	1,000,000		1,055,220
New Jersey--3.8%
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.13	11/1/16	1,000,000		1,175,230
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
Assured Guaranty Municipal
Corp.) (Prerefunded)	5.80	11/1/15	5,000,000	c	5,772,600
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
Assured Guaranty Municipal
Corp.) (Prerefunded)	5.80	11/1/15	5,000,000	c	5,772,600
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
Assured Guaranty Municipal
Corp.) (Prerefunded)	5.80	11/1/15	5,000,000	c	5,772,600
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
Assured Guaranty Municipal
Corp.) (Prerefunded)	5.80	11/1/15	2,500,000	c	2,886,300
New Jersey Economic Development
Authority, Cigarette Tax

Revenue	5.38	6/15/15	4,400,000		4,952,640
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	2.05	2/1/18	10,000,000	b	10,355,000
New Jersey Economic Development
Authority, School Facilities
Construction Revenue
(Prerefunded)	5.00	3/1/15	2,000,000	c	2,202,680
New Jersey Economic Development
Authority, School Facilities
Construction Revenue
(Prerefunded)	5.00	3/1/15	1,000,000	c	1,102,290
New Jersey Educational Facilities
Authority, Revenue (University
of Medicine and Dentistry of
New Jersey Issue)	7.50	12/1/32	3,750,000		4,805,325
New Jersey Health Care Facilities
Financing Authority, Revenue
(Barnabas Health Issue)	5.00	7/1/22	1,830,000		2,216,057
New Jersey Health Care Facilities
Financing Authority, Revenue
(Barnabas Health Issue)	5.00	7/1/24	1,000,000		1,201,520
New Jersey Health Care Facilities
Financing Authority, Revenue
(Meridian Health System
Obligated Group Issue)	5.00	7/1/19	2,000,000		2,383,460
New Jersey Transportation Trust
Fund Authority (Transportation
System)	0.00	12/15/29	10,000,000	e	5,182,000
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.50	6/15/31	5,000,000		6,171,000
New Jersey Turnpike Authority,
Turnpike Revenue	5.00	1/1/20	5,000,000		6,215,900
New Mexico--.4%
New Mexico Finance Authority,
Revenue (Public Project
Revolving Fund) (Insured;
AMBAC)	5.25	6/1/17	1,000,000		1,072,220
New Mexico Finance Authority,
State Transportation Senior
Lien Revenue	5.00	6/15/18	5,000,000		6,139,450
New York--7.0%
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter's Hospital of the
City of Albany Project)	5.75	11/15/22	1,000,000		1,164,810
Greece Central School District,
GO (Insured; FGIC)	6.00	6/15/13	950,000		979,858
Greece Central School District,
GO (Insured; FGIC)	6.00	6/15/14	950,000		1,033,628
Greece Central School District,
GO (Insured; FGIC)	6.00	6/15/15	950,000		1,085,100
Metropolitan Transportation
Authority, Dedicated Tax Fund

Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	11/15/28	2,880,000	3,322,339
Metropolitan Transportation
Authority, State Service
Contract Revenue	5.75	1/1/18	1,500,000	1,843,665
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/24	5,000,000	5,819,900
Metropolitan Transportation
Authority, Transportation
Revenue	6.50	11/15/28	12,000,000	15,530,520
New York City,
GO	5.13	12/1/24	5,000,000	5,991,800
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	2/1/23	13,000,000	16,404,830
New York Liberty Development
Corporation, Revenue (Goldman
Sachs Headquarters Issue)	5.00	10/1/15	1,000,000	1,113,200
New York State Dormitory
Authority, Revenue
(Consolidated City University
System) (Insured; Assured
Guaranty Municipal Corp.)	5.75	7/1/18	200,000	233,404
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.00	12/15/24	7,000,000	9,010,680
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.00	12/15/25	8,000,000	10,254,880
New York State Dormitory
Authority, Third General
Resolution Revenue (State
University Educational
Facilities Issue)	5.00	5/15/24	5,000,000	6,410,800
New York State Dormitory
Authority, Third General
Resolution Revenue (State
University Educational
Facilities Issue)	5.00	5/15/25	3,000,000	3,811,740
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/16	5,000,000	5,733,200
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/21	5,000,000	5,934,050
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/24	4,500,000	5,264,595
Port Authority of New York and New
Jersey (Consolidated Bonds,
139th Series) (Insured;

National Public Finance
Guarantee Corp. )	5.00	10/1/16	5,440,000		6,034,973
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency Contract
Secured)	5.50	6/1/19	5,000,000		5,129,100
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency Contract
Secured) (Insured; National
Public Finance Guarantee Corp.)	5.50	6/1/18	175,000		175,765
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	4.00	11/15/18	12,150,000		14,269,325
North Carolina--3.4%
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.00	1/1/17	8,000,000		9,290,240
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.00	1/1/17	8,050,000		9,195,193
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.25	1/1/20	5,000,000		5,983,900
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.00	1/1/26	18,000,000		20,894,760
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Prerefunded)	5.38	1/1/13	1,500,000	c	1,506,585
North Carolina Municipal Power
Agency Number 1, Catawba
Electric Revenue	5.50	1/1/13	1,415,000		1,421,438
North Carolina Municipal Power
Agency Number 1, Catawba
Electric Revenue	5.00	1/1/24	5,500,000		6,487,580
Wake County,
LOR	5.00	1/1/24	5,955,000		7,471,679
Ohio--.7%
Columbus,
GO (Various Purpose Limited
Tax)	5.00	7/1/21	3,005,000		3,911,158
Cuyahoga County,
Revenue (Cleveland Clinic
Health System Obligated Group)	6.00	1/1/15	1,110,000		1,147,618
Cuyahoga County,
Revenue (Cleveland Clinic
Health System Obligated Group)
(Prerefunded)	5.75	7/1/13	2,040,000	c	2,105,606
Montgomery County,
Revenue (Catholic Health
Initiatives)	6.00	10/1/23	3,055,000		3,773,047
Ohio Housing Finance Agency,
MFHR (Uptown Towers Apartments

Project) (Collateralized; GNMA)	4.75	10/20/15	540,000		566,465
Toledo-Lucas County Port
Authority, Port Facilities
Revenue (Cargill, Inc. Project)	4.50	12/1/15	900,000		964,035
Oregon--1.4%
Oregon,
GO	5.00	11/1/18	5,000,000		6,223,150
Oregon,
GO	5.00	11/1/19	5,000,000		6,371,400
Oregon,
GO	5.00	11/1/20	3,100,000		4,017,228
Oregon,
GO (Oregon Department of
Transportation Project)	5.00	5/1/17	7,565,000		9,017,858
Pennsylvania--2.1%
Allegheny County Hospital
Development Authority, Revenue
(University of Pittsburgh
Medical Center)	5.25	6/15/15	1,620,000		1,801,019
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	6/1/18	5,000,000		5,936,700
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	12/1/20	3,675,000		4,506,983
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	12/1/21	3,740,000		4,590,364
Philadelphia School District
GO (Insured; AMBAC)	5.00	4/1/17	2,165,000		2,332,571
Pittsburgh,
GO	5.00	9/1/25	10,000,000		12,079,300
State Public School Building
Authority, School Lease
Revenue (The School District
of Philadelphia Project)	5.00	4/1/22	1,000,000		1,217,020
State Public School Building
Authority, School Lease
Revenue (The School District
of Philadelphia Project)	5.00	4/1/24	1,750,000		2,092,108
State Public School Building
Authority, School Lease
Revenue (The School District
of Philadelphia Project)	5.00	4/1/25	2,750,000		3,273,298
Rhode Island--.1%
Rhode Island Health and
Educational Building
Corporation, Higher
Educational Facility Revenue
(Providence College Issue)
(Insured; XLCA) (Prerefunded)	4.50	11/1/13	795,000	c	825,464
Rhode Island Health and
Educational Building
Corporation, Higher
Educational Facility Revenue
(Providence College Issue)
(Insured; XLCA) (Prerefunded)	5.00	11/1/13	250,000	c	260,728
South Carolina--.3%

Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.50	12/1/18	3,000,000		3,759,180
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow) (Prerefunded)	5.00	12/1/13	350,000	c	366,537
Newberry Investing in Children's
Education, Installment
Purchase Revenue (School
District of Newberry County,
South Carolina Project)	5.25	12/1/20	1,000,000		1,077,540
Tennessee--.7%
Metropolitan Government of
Nashville and Davidson County,
GO Improvement Bonds	5.00	7/1/25	10,000,000		12,275,400
Texas--9.5%
Austin,
Water and Wastewater System
Revenue	5.00	11/15/25	3,000,000		3,827,310
Dallas and Fort Worth,
Joint Revenue (Dallas/Fort
Worth International Airport)	5.00	11/1/26	3,000,000		3,588,120
Dallas and Fort Worth,
Joint Revenue (Dallas/Fort
Worth International Airport)	5.00	11/1/27	3,400,000		4,043,484
Forney Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.75	8/15/33	1,000,000		1,235,040
Harris County,
Toll Road Senior Lien Revenue	5.00	8/15/23	12,500,000		15,322,125
Harris County,
Toll Road Senior Lien Revenue
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.00	8/15/14	4,000,000	c	4,317,080
Harris County,
Unlimited Tax Road Bonds	5.00	10/1/21	13,705,000		17,062,177
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Healthcare
System)	7.00	12/1/27	5,000,000		6,299,400
Houston,
Public Improvement GO	5.00	3/1/18	5,000,000		6,065,400
Houston,
Public Improvement GO
(Insured; AMBAC)	5.00	3/1/18	3,895,000		4,363,530
Houston,
Public Improvement GO
(Insured; AMBAC) (Prerefunded)	5.00	9/1/15	1,295,000	c	1,454,686
Houston Community College System,
Limited Tax Bonds	5.00	2/15/21	2,250,000		2,883,622
Katy Independent School District,

Unlimited Tax Refunding Bonds
(Permanent School Fund
Guarantee Program)	0.00	2/15/16	1,505,000	e	1,470,460
Lower Colorado River Authority,
Junior Lien Revenue (Seventh
Supplemental Series) (Insured;
Assured Guaranty Municipal
Corp.)	5.00	1/1/15	1,135,000		1,242,973
Lower Colorado River Authority,
Revenue	5.00	5/15/16	15,000		17,274
Lower Colorado River Authority,
Revenue	5.00	5/15/16	35,000		40,423
Lower Colorado River Authority,
Revenue	5.00	5/15/16	13,950,000		15,931,598
North Texas Tollway Authority,
First Tier System Revenue	5.00	1/1/21	7,615,000		9,405,515
Royse City Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/14	3,260,000	e	3,234,800
San Antonio,
Electric and Gas Systems
Revenue	5.00	2/1/17	5,000,000		5,899,100
San Antonio,
Electric and Gas Systems
Revenue (Prerefunded)	5.00	2/1/16	10,000,000	c	11,403,000
Texas Department of Housing and
Community Affairs, SFMR
(Collateralized: FNMA and GNMA
and Insured; National Public
Finance Guarantee Corp.)	5.45	9/1/23	930,000		931,721
Texas Public Finance Authority,
GO	5.00	10/1/23	9,385,000		11,970,568
Texas Public Finance Authority,
Unemployment Compensation
Obligation Assessment Revenue	5.00	7/1/17	7,500,000		8,523,600
Texas Public Finance Authority,
Unemployment Compensation
Obligation Assessment Revenue	5.00	1/1/20	10,000,000		10,287,000
Texas Transportation Commission,
State Highway Fund First Tier
Revenue	5.00	4/1/20	15,000,000		17,639,550
Texas Water Development Board,
State Revolving Fund
Subordinate Lien Revenue	5.00	7/15/24	3,650,000		4,300,613
Utah--1.8%
Metropolitan Water District of
Salt Lake and Sandy, Water
Revenue Project Bonds	4.00	7/1/21	6,005,000		7,277,399
Utah,
GO	5.00	7/1/20	20,000,000		25,796,400
Virginia--3.2%
Virginia,
GO	5.00	6/1/23	5,490,000		7,048,831
Virginia College Building

Authority, Educational
Facilities Revenue (21st
Century College and Equipment
Programs)	5.00	2/1/19	7,000,000		8,700,930
Virginia College Building
Authority, Educational
Facilities Revenue (21st
Century College and Equipment
Programs)	5.00	2/1/20	5,000,000		6,334,000
Virginia College Building
Authority, Educational
Facilities Revenue (21st
Century College and Equipment
Programs)	5.00	2/1/21	2,235,000		2,870,545
Virginia College Building
Authority, Educational
Facilities Revenue (21st
Century College and Equipment
Programs)	5.00	2/1/23	11,285,000		14,132,657
Virginia Public Building
Authority, Public Facilities
Revenue	5.00	8/1/18	8,370,000		10,270,325
Virginia Public Building
Authority, Public Facilities
Revenue	5.00	8/1/19	6,950,000		8,710,157
Washington--1.7%
Energy Northwest,
Electric Revenue (Columbia
Generating Station)	5.00	7/1/20	10,955,000		13,951,192
FYI Properties,
LR (State of Washington
Department of Information
Services Project)	5.25	6/1/29	5,625,000		6,509,700
Washington,
Motor Vehicle Fuel Tax GO	5.00	8/1/23	3,570,000		4,540,255
Washington Health Care Facilities
Authority, Revenue (Providence
Health and Services)	5.00	10/1/21	5,000,000		6,069,300
West Virginia--.4%
Monongalia County Building
Commission, HR (Monongalia
General Hospital)	5.25	7/1/20	3,140,000		3,347,962
West Virginia Economic Development
Authority, PCR (Appalachian
Power Company--Amos Project)	4.85	9/4/13	1,000,000		1,025,210
West Virginia Economic Development
Authority, PCR (Appalachian
Power Company--Amos Project)	4.85	9/4/13	2,600,000		2,665,546
Wisconsin--1.1%
Wisconsin,
GO	5.00	5/1/20	5,800,000		6,989,232
Wisconsin,
Transportation Revenue
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.00	7/1/15	11,825,000	c	13,227,918

U.S. Related--3.5%
Puerto Rico Commonwealth,
Public Improvement GO	5.50	7/1/19	5,715,000		6,401,600
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	6.25	7/1/13	1,380,000		1,420,172
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/18	5,000,000		5,658,300
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/23	5,000,000		5,463,450
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/17	3,940,000		4,254,530
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/12	10,000,000		10,001,200
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/13	4,000,000		4,139,000
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue	5.50	7/1/14	1,000,000		1,053,170
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue	5.50	7/1/15	995,000		1,064,660
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue	5.50	7/1/15	5,000		5,648
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue	5.50	7/1/16	5,000		5,886
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue	5.50	7/1/16	1,995,000		2,161,902
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue	5.75	7/1/17	1,940,000		2,151,576
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue	5.75	7/1/17	5,000		6,152
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue	5.75	7/1/22	2,500,000		2,692,750
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.75	8/1/32	11,000,000	f	11,628,650
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.25	8/1/33	2,500,000	f	2,241,300
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.50	8/1/44	2,500,000		2,948,225
Total Long-Term Municipal Investments
(cost $1,616,225,523)					1,775,683,370

Short-Term Municipal	Coupon	Maturity	Principal
Investments--2.7%	Rate (%)	Date	Amount ($)		Value ($)
Colorado--.4%
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; JPMorgan
Chase Bank)	0.18	12/3/12	2,100,000	h	2,100,000
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; TD Bank)	0.18	12/3/12	1,300,000	h	1,300,000
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; U.S. Bank
NA)	0.19	12/3/12	2,300,000	h	2,300,000
Colorado Health Facilities
Authority, HR, Refunding
(North Colorado Medical
Center, Inc. Project) (LOC;
Wells Fargo Bank)	0.18	12/3/12	1,100,000	h	1,100,000
Florida--.4%
Pinellas County Health Facilities
Authority, Health System
Revenue (Baycare Health System
Issue) (LOC; U.S. Bancorp)	0.19	12/3/12	1,700,000	h	1,700,000
Sarasota County Public Hospital
District, HR, Refunding
(Sarasota Memorial Hospital
Project) (LOC: Northern Trust
Company)	0.16	12/3/12	4,770,000	h	4,770,000
Illinois--.1%
Chicago,
GO Notes, Refunding (LOC;
Barclays Bank PLC)	0.18	12/3/12	1,500,000	h	1,500,000
Chicago Board of Education,
Unlimited Tax GO Notes,
Refunding (Dedicated Revenues)
(LOC; JPMorgan Chase Bank)	0.18	12/3/12	900,000	h	900,000
Chicago Board of Education,
Unlimited Tax GO Notes,
Refunding (Dedicated Revenues)
(LOC; JPMorgan Chase Bank)	0.18	12/3/12	300,000	h	300,000
Massachusetts--.5%
Massachusetts,
GO Notes (Consolidated Loan)	0.61	12/7/12	5,000,000	h	5,000,300
Massachusetts,
GO Notes (Consolidated Loan)
(LOC; JPMorgan Chase Bank)	0.19	12/3/12	3,605,000	h	3,605,000
Missouri--.7%
Missouri Development Finance
Board, Cultural Facilities
Revenue (The Nelson Gallery
Foundation) (SBPA; JPMorgan
Chase Bank)	0.18	12/3/12	1,700,000	h	1,700,000
Missouri Health and Educational

Facilities Authority,
Educational Facilities Revenue
(Ranken Technology College)
(LOC; Northern Trust Company)	0.19	12/3/12	3,175,000	h	3,175,000
Missouri Health and Educational
Facilities Authority,
Educational Facilities Revenue
(Saint Louis University) (LOC;
Wells Fargo Bank)	0.18	12/3/12	3,200,000	h	3,200,000
Missouri Health and Educational
Facilities Authority,
Educational Facilities Revenue
(The Washington University)
(Liquidity Facility; JPMorgan
Chase Bank)	0.18	12/3/12	2,600,000	h	2,600,000
Missouri Health and Educational
Facilities Authority,
Educational Facilities Revenue
(The Washington University)
(SBPA; Wells Fargo Bank)	0.18	12/3/12	2,000,000	h	2,000,000
New Hampshire--.1%
New Hampshire Business Finance
Authority, Revenue (Littleton
Regional Hospital Issue) (LOC;
TD Bank)	0.23	12/3/12	2,400,000	h	2,400,000
New York--.1%
New York City,
GO Notes (LOC; Fortis Bank)	0.17	12/3/12	2,000,000	h	2,000,000
Ohio--.1%
Ohio University,
General Receipts Bonds
(Insured; Assured Guaranty
Municipal Corp.)	1.50	12/7/12	2,660,000	h	2,660,000
Pennsylvania--.1%
Pennsylvania Economic Development
Financing Authority, Revenue
(Northwestern Human Services -
Allegheny Valley School, LLC
Issue) (LOC; TD Bank)	0.18	12/3/12	1,560,000	h	1,560,000
Texas--.1%
Dallas Performing Arts Cultural
Facilities Corporation,
Cultural Facility Revenue
(Dallas Center for the
Performing Arts Foundation,
Inc. Project) (LOC; JPMorgan
Chase Bank)	0.18	12/3/12	2,100,000	h	2,100,000
Washington--.1%
Washington Health Care Facilities
Authority, Revenue (MultiCare
Health System) (LOC; Barclays
Bank PLC)	0.18	12/3/12	1,700,000	h	1,700,000
Total Short-Term Municipal Investments
(cost $49,670,000)					49,670,300
Total Investments (cost $1,665,895,523)			100.5%		1,825,353,670
Liabilities, Less Cash and Receivables			(.5%)		(8,903,842)

Net Assets	100.0%	1,816,449,828

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2012, this security was valued at $473,827 or 0.03% of net assets.
b Variable rate security--interest rate subject to periodic change.
c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d Purchased on a delayed delivery basis.
e Security issued with a zero coupon. Income is recognized through the accretion of discount.
f Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
g Non-income producing--security in default.
h Variable rate demand note - rate shown is the interest rate in effect at November 30, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At November 30, 2012, net unrealized appreciation on investments was $159,458,147 of which $159,960,380 related to appreciated investment securities and $502,233 related to depreciated investment securities. At November 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue

PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

STATEMENT OF FINANCIAL FUTURES
November 30, 2012 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 11/30/2012	($)
Financial Futures Short
U.S. Treasury 10 Year Notes	340	(45,602,500)	December 2012	(334,688)

The following is a summary of the inputs used as of November 30, 2012 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	1,825,353,670	-	1,825,353,670
Liabilities ($)
Other Financial Instruments:
Financial Futures+	(334,688)	-	-	(334,688)

+ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange

Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of

Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended November 30, 2012 is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon National Municipal Money Market Fund
November 30, 2012 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--99.9%	Rate (%)	Date	Amount ($)		Value ($)
Alabama--2.3%
Columbia Industrial Development
Board, PCR, Refunding (Alabama
Power Company Project)	0.20	12/3/12	18,000,000	a	18,000,000
Columbia Industrial Development
Board, PCR, Refunding (Alabama
Power Company Project)	0.21	12/3/12	13,000,000	a	13,000,000

Colorado--2.2%
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; U.S.
Bancorp)	0.18	12/3/12	13,400,000	a	13,400,000
Commerce City Northern
Infrastructure General
Improvement District, GO Notes
(LOC; U.S. Bankcorp)	0.18	12/7/12	6,150,000	a	6,150,000
Commerce City Northern
Infrastructure General
Improvement District, GO
Notes, Refunding (LOC; U.S.
Bancorp)	0.18	12/7/12	9,390,000	a	9,390,000
Parker Automotive Metropolitan
District, GO Notes (LOC; U.S.
Bankcorp)	0.18	12/7/12	850,000	a	850,000

Connecticut--.3%
Connecticut Health and Educational
Facilities Authority, Revenue
(Community Renewal Team Issue)
(LOC; Bank of America)	0.22	12/7/12	1,345,000	a	1,345,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Westminster School Issue)
(LOC; Bank of America)	0.25	12/7/12	2,200,000	a	2,200,000

District of Columbia--1.1%
District of Columbia,
Revenue (American Geophysical
Union Issue) (LOC; Bank of
America)	0.20	12/7/12	2,625,000	a	2,625,000
District of Columbia,
Revenue, CP (National Academy
of Sciences) (LOC; Bank of
America)	0.30	12/3/12	11,920,000		11,920,000

Florida--5.1%
Deutsche Bank Spears/Lifers Trust
(Series DBE-594) (University

of North Florida Financing
Corporation, Capital
Improvement Revenue (Housing
Project)) (Liquidity Facility;
Deutsche Bank AG and LOC;
Deutsche Bank AG)	0.26	12/7/12	5,185,000 a,b,c		5,185,000
Florida Department of
Environmental Protection,
Everglades Restoration Revenue
(Insured; Assured Guaranty
Municipal Corp. and Liquidity
Facility; Florida Department
of Financial Services)	0.22	12/7/12	2,835,000	a	2,835,000
Jacksonville,
IDR (University of Florida
Health Sciences Center Clinic)
(LOC; Branch Banking and Trust
Co.)	0.19	12/7/12	2,300,000	a,d	2,300,000
Miami-Dade County Health
Facilities Authority, HR,
Refunding (Miami Children's
Hospital Project) (LOC; Wells
Fargo Bank)	0.18	12/7/12	35,575,000	a,d	35,575,000
Palm Beach County,
IDR (Gulfstream Goodwill
Industies, Inc. Project) (LOC;
Wells Fargo Bank)	0.28	12/7/12	1,055,000	a	1,055,000
Palm Beach County,
Revenue (The Benjamin Private
School, Inc. Project) (LOC;
Northern Trust Company)	0.18	12/7/12	6,020,000	a	6,020,000
Sunshine State Governmental
Financing Commission, Revenue,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.26	1/8/13	15,000,000		15,000,000

Georgia--.6%
Fulton County Development
Authority, Revenue (King's
Ridge Christian School
Project) (LOC; Branch Banking
and Trust Co.)	0.18	12/7/12	7,370,000	a	7,370,000

Illinois--10.7%
Chicago,
GO Notes (Project and
Refunding Series) (Liquidity
Facility; JPMorgan Chase Bank)	0.18	12/3/12	10,890,000	a	10,890,000
Chicago,
Second Lien Water Revenue,
Refunding (LOC; California
Public Employees Retirement
System)	0.17	12/7/12	14,155,000	a	14,155,000
Deutsche Bank Spears/Lifers Trust
(Series DBE-555) (DeWitt,
Ford, Livingston, Logan,
McLean and Tazewell Counties
and Illinois Community College
District Number 540, Community

College GO) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.26	12/7/12	3,150,000 a,b,c		3,150,000
Illinois Finance Authority,
Revenue (Franciscan
Communities, Inc. - The
Village at Victory Lakes)
(LOC; Bank of America)	0.41	12/7/12	7,555,000	a,d	7,555,000
Illinois Finance Authority,
Revenue (Gift of Hope Organ
and Tissue Donor Network
Project) (LOC; JPMorgan Chase
Bank)	0.18	12/7/12	13,780,000	a,d	13,780,000
Illinois Finance Authority,
Revenue (Joan W. and Irving B.
Harris Theater for Music and
Dance Project) (LOC; PNC Bank
NA)	0.19	12/7/12	13,750,000	a	13,750,000
Illinois Finance Authority,
Revenue (Merit School of Music
Project) (LOC; Bank of America)	0.37	12/7/12	1,100,000	a	1,100,000
Illinois Finance Authority,
Revenue (Northwestern Memorial
Hospital) (Liquidity Facility;
UBS AG)	0.17	12/7/12	12,900,000	a,d	12,900,000
Illinois Finance Authority,
Revenue (Northwestern Memorial
Hospital) (Liquidity Facility;
UBS AG)	0.17	12/7/12	28,560,000	a,d	28,560,000
Illinois Finance Authority,
Revenue (Resurrection Health
Care) (LOC; JPMorgan Chase
Bank)	0.18	12/3/12	32,085,000	a,d	32,085,000
Illinois Health Facilities
Authority, Revenue, Refunding
(Franciscan Eldercare and
Community Services -
Franciscan Village) (LOC; Bank
of America)	0.42	12/7/12	4,050,000	a,d	4,050,000

Indiana--1.9%
Deutsche Bank Spears/Lifers Trust
(Series DBE-565) (Indiana Bond
Bank, Special Program Revenue)
(Liquidity Facility; Deutsche
Bank AG and LOC; Deutsche Bank
AG)	0.29	12/7/12	5,820,000 a,b,c		5,820,000
Indiana Bond Bank,
Advance Funding Program Notes	1.25	1/3/13	4,500,000		4,503,632
Indiana Health Facility Financing
Authority, Revenue (Franciscan
Eldercare Services, Inc., -
University Place Project)
(LOC; Bank of America)	0.41	12/7/12	14,290,000	a,d	14,290,000

Iowa--2.7%
Hills,
Health Facilities Revenue

(Mercy Hospital Project) (LOC;
U.S. Bank NA)	0.19	12/3/12	23,245,000	a,d	23,245,000
Iowa Higher Education Loan
Authority, Private College
Facility Revenue (Des Moines
University Project) (LOC; U.S.
Bank NA)	0.19	12/3/12	13,070,000	a	13,070,000

Kentucky--.2%
Mason County,
PCR (East Kentucky Power
Cooperative, Inc. Project)
(Liquidity Facility; National
Rural Utilities Cooperative
Finance Corporation)	0.38	12/7/12	2,325,000	a	2,325,000

Louisiana--5.3%
Deutsche Bank Spears/Lifers Trust
(Series DBE-577) (Jefferson
Sales Tax District, Special
Sales Tax Revenue) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.26	12/7/12	4,225,000 a,b,c		4,225,000
Louisiana Public Facilities
Authority, Revenue (Air
Products and Chemicals Project)	0.17	12/3/12	30,000,000	a	30,000,000
Louisiana Public Facilities
Authority, Revenue (Air
Products and Chemicals Project)	0.17	12/3/12	26,400,000	a	26,400,000
Louisiana Public Facilities
Authority, Revenue (Tiger
Athletic Foundation Project)
(LOC; FHLB)	0.16	12/7/12	9,590,000	a	9,590,000

Maryland--3.9%
Baltimore Mayor and City Council
Industrial Development
Authority, Revenue (City of
Baltimore Capital Acquisition
Program) (LOC; Bayerische
Landesbank)	0.27	12/7/12	10,000,000	a	10,000,000
Maryland Economic Development
Corporation, EDR (Catholic
Relief Services Facility)
(LOC; Bank of America)	0.24	12/7/12	14,575,000	a	14,575,000
Maryland Industrial Development
Financing Authority, Recovery
Zone Facility Revenue (Wexford
Maryland BioPark 3, LLC
Facility) (LOC; M&T Trust)	0.21	12/7/12	10,000,000	a	10,000,000
Montgomery County,
EDR (George Meany Center for
Labor Studies - The National
Labor College Facility) (LOC;
Bank of America)	0.23	12/7/12	16,880,000	a	16,880,000

Massachusetts--1.1%
Leominster,

GO Notes, BAN	1.00	12/19/12	6,000,000		6,001,706
Massachusetts Health and
Educational Facilities
Authority, Revenue (Hebrew
Rehabilitation Center Issue)
(LOC; Bank of America)	0.24	12/7/12	3,000,000	a,d	3,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Hillcrest
Extended Care Services Issue)
(LOC; Bank of America)	0.21	12/7/12	5,460,000	a,d	5,460,000

Michigan--1.9%
Lenawee County Economic
Development Corporation,
Revenue, Refunding (Siena
Heights University Project)
(LOC; FHLB)	0.17	12/7/12	8,045,000	a	8,045,000
Michigan Finance Authority,
State Aid Revenue Notes	2.00	8/20/13	5,000,000		5,057,173
Michigan Higher Education
Facilities Authority, LOR
(Adrian College Project) (LOC;
Comerica Bank)	0.26	12/7/12	12,230,000	a	12,230,000

Missouri--2.6%
Deutsche Bank Spears/Lifers Trust
(Series DBE-712) (Kansas City
Industrial Development
Authority, MFHR, Refunding
(The Orchards Apartments
Project)) (Liquidity Facility;
Deutsche Bank AG and LOC;
Deutsche Bank AG)	0.29	12/7/12	9,125,000 a,b,c		9,125,000
Missouri Health and Educational
Facilities Authority,
Educational Facilities Revenue
(Drury College) (LOC; PNC Bank
NA)	0.17	12/3/12	20,770,000	a	20,770,000
RBC Municipal Products Inc. Trust
(Series E-40) (Missouri Health
and Educational Facilities
Authority, Health Facilities
Revenue (Saint Luke's Health
System, Inc.)) (Liquidity
Facility; Royal Bank of Canada
and LOC; Royal Bank of Canada)	0.18	12/7/12	5,000,000 a,b,c,d		5,000,000

Nevada--1.4%
Deutsche Bank Spears/Lifers Trust
(Series DBE-668) (Clark County
School District, Limited Tax
Building Bonds GO) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.31	12/7/12	17,975,000 a,b,c		17,975,000

New Hampshire--2.7%
New Hampshire Business Finance

Authority, Revenue (Monadnock
Community Hospital Issue)
(LOC; TD Bank)	0.23	12/3/12	7,510,000	a,d	7,510,000
New Hampshire Health and Education
Facilities Authority, Revenue
(University System of New
Hampshire Issue) (Liquidity
Facility; U.S. Bank NA)	0.18	12/3/12	28,325,000	a	28,325,000

New Jersey--8.3%
East Brunswick Township,
GO Notes, BAN	2.00	1/4/13	12,777,000		12,790,761
East Brunswick Township,
GO Notes, BAN	1.25	8/6/13	15,000,000		15,062,389
Kearny Board of Education,
GO Notes, GAN	1.25	10/11/13	3,000,000		3,008,930
Monroe Township,
GO Notes, BAN	1.00	2/6/13	13,000,000		13,017,706
New Jersey Economic Development
Authority, EDR (Volunteers of
America Delaware Valley
Property, Inc. Project) (LOC;
TD Bank)	0.18	12/7/12	1,600,000	a	1,600,000
New Jersey Economic Development
Authority, EDR, Refunding
(Stolthaven Perth Amboy Inc.
Project) (LOC; Citibank NA)	0.18	12/7/12	21,500,000	a	21,500,000
New Jersey Economic Development
Authority, School Revenue (The
Peddie School Project)
(Liquidity Facility; U.S. Bank
NA)	0.17	12/7/12	4,805,000	a	4,805,000
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Westdeutsche Landesbank)	0.35	12/7/12	2,500,000	a	2,500,000
Paterson,
GO Notes, BAN (General
Improvement and Tax Appeal)	1.50	6/6/13	7,000,000		7,008,822
Rahway,
GO Notes, BAN	1.25	8/9/13	10,000,000		10,044,408
Rahway,
GO Notes, BAN	1.25	10/2/13	8,000,000		8,037,807
Woodbridge Township Board of
Education, Temporary Notes	1.00	2/6/13	10,500,000		10,509,560

New York--19.5%
Albany Industrial Development
Agency, Civic Facility Revenue
(Renaissance Corporation of
Albany Project) (LOC; M&T
Trust)	0.21	12/7/12	900,000	a	900,000
Amherst Industrial Development
Agency, Civic Facility Revenue
(Daemen College Project) (LOC;
M&T Trust)	0.21	12/7/12	12,000,000	a	12,000,000
Amsterdam Enlarged City School

District, GO Notes, BAN	1.25	6/28/13	13,595,000		13,641,396
Deposit Central School District,
GO Notes, BAN	1.25	6/28/13	7,000,000		7,021,885
Dutchess County Industrial
Development Agency, Civic
Facility Revenue (Brookview,
Inc. Project) (LOC; M&T Trust)	0.21	12/7/12	8,250,000	a	8,250,000
Erie County Industrial Development
Agency, Civic Facility Revenue
(The Canisius High School of
Buffalo, N.Y. Project) (LOC;
M&T Trust)	0.21	12/7/12	21,015,000	a	21,015,000
Hannibal Central School District,
GO Notes, BAN	1.00	6/28/13	6,910,000		6,921,751
Jamestown City School District,
GO Notes, BAN	1.00	6/27/13	6,000,000		6,010,155
JPMorgan Chase Putters/Drivers
Trust (Series 4073)
(Metropolitan Transportation
Authority, Transportation
Revenue) (Liquidity Facility;
JPMorgan Chase Bank and LOC;
JPMorgan Chase Bank)	0.18	12/3/12	9,600,000 a,b,c		9,600,000
Monroe County Industrial
Development Agency, Civic
Facility Revenue (Margaret
Woodbury Strong Museum
Project) (LOC; M&T Trust)	0.19	12/7/12	22,000,000	a	22,000,000
New York City Capital Resource
Corporation, Recovery Zone
Facility Revenue (WytheHotel
Project) (LOC; M&T Trust)	0.22	12/7/12	3,700,000	a	3,700,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility; Bank of Nova Scotia)	0.17	12/3/12	25,000,000	a	25,000,000
New York Liberty Development
Corporation, Liberty Revenue,
Refunding (3 World Trade
Center Project) (LOC; JPMorgan
Chase Bank)	0.19	12/7/12	5,000,000	a	5,000,000
New York State Housing Finance
Agency, Housing Revenue (25
Washington Street) (LOC; M&T
Trust)	0.23	12/7/12	7,800,000	a	7,800,000
Oneida County Industrial
Development Agency, Civic
Facility Revenue (Saint
Elizabeth Medical Center
Facility) (LOC; HSBC Bank USA)	0.18	12/7/12	6,150,000	a,d	6,150,000
Onondaga County Industrial
Development Agency, Civic
Facility Revenue (Syracuse
Research Corporation Facility)
(LOC; M&T Trust)	0.21	12/7/12	3,920,000	a	3,920,000
Salina,
GO Notes BAN	1.25	6/21/13	7,230,000		7,253,847
Seaford Union Free School

District, GO Notes, TAN	1.25	6/20/13	2,500,000		2,510,256
South Jefferson Central School
District, GO Notes, BAN	1.50	6/21/13	18,930,000		19,021,563
Tompkins County Industrial
Development Agency, Civic
Facility Revenue (Community
Development Properties Ithaca,
Inc. Project) (LOC; M&T Trust)	0.26	12/7/12	6,300,000	a	6,300,000
Triborough Bridge and Tunnel
Authority, General Revenue,
Refunding (MTA Bridges and
Tunnels) (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.25	12/3/12	58,540,000	a	58,540,000
Wappingers Central School
District, GO Notes, BAN	1.25	7/12/13	5,825,554		5,846,767

North Carolina--.4%
North Carolina Capital Facilities
Finance Agency, Educational
Facilities Revenue (High Point
University Project) (LOC;
Branch Banking and Trust Co.)	0.18	12/7/12	5,025,000	a	5,025,000

Ohio--1.4%
Cuyahoga County,
Health Care Facilities Revenue
(Franciscan Communities, Inc.
- Mount Alverna Project) (LOC;
Bank of America)	0.41	12/7/12	10,205,000	a,d	10,205,000
Union Township,
GO Notes, Refunding, BAN
(Various Purpose)	1.00	9/11/13	8,200,000		8,234,932

Pennsylvania--4.9%
Erie County Hospital Authority,
Health Facilities Revenue
(Saint Mary's Home of Erie
Project) (LOC; Bank of America)	0.28	12/7/12	6,000,000	a,d	6,000,000
Montgomery County Industrial
Development Authority, Revenue
(Fountain of Life Christian
Academy Project) (LOC;
JPMorgan Chase Bank)	0.24	12/7/12	3,220,000	a	3,220,000
Philadelphia Authority for
Industrial Development,
Educational Facilities Revenue
(Chestnut Hill College
Project) (LOC; Wells Fargo
Bank)	0.28	12/7/12	5,425,000	a	5,425,000
Pittsburgh Water and Sewer
Authority, Water and Sewer
First Lien Revenue, Refunding
(Insured; Assured Guaranty
Municipal Corp. and Liquidity
Facility; JPMorgan Chase Bank)	0.30	12/7/12	3,950,000	a	3,950,000
Pittsburgh Water and Sewer
Authority, Water and Sewer

System First Lien Revenue
(Insured; Assured Guaranty
Municipal Corp. and Liquidity
Facility; PNC Bank NA)	0.29	12/7/12	32,225,000	a	32,225,000
Pittsburgh Water and Sewer
Authority, Water and Sewer
System First Lien Revenue,
Refunding (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility; JPMorgan
Chase Bank)	0.29	12/7/12	14,100,000	a	14,100,000

South Dakota--1.2%
South Dakota Health and
Educational Facilities
Authority, Revenue (Regional
Health) (LOC; U.S. Bank NA)	0.19	12/3/12	16,000,000	a,d	16,000,000

Tennessee--.8%
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(Liquidity Facility; Branch
Banking and Trust Co.)	0.18	12/7/12	5,275,000	a	5,275,000
Chattanooga Health Educational and
Housing Facility Board,
Revenue (Southern Adventist
University Project) (LOC; Bank
of America)	0.21	12/7/12	1,885,000	a	1,885,000
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Bank of America)	0.24	12/7/12	4,000,000	a	4,000,000

Texas--13.1%
Atascosa County Industrial
Development Corporation, PCR,
Refunding (San Miguel Electric
Cooperative, Inc. Project)
(LOC; National Rural Utilities
Cooperative Finance
Corporation)	0.26	12/7/12	34,200,000	a	34,200,000
Harris County Cultural Education
Facilities Finance
Corporation, Revenue (Young
Men's Christian Association of
the Greater Houston Area)
(LOC; JPMorgan Chase Bank)	0.18	12/3/12	14,200,000	a	14,200,000
Harris County Health Facilities
Development Corporation, HR,
Refunding (Texas Children's
Hospital Project) (Liquidity
Facility; Wells Fargo Bank)	0.18	12/3/12	64,995,000	a,d	64,995,000
Jefferson County Industrial
Development Corporation,
Hurricane Ike Disaster Area
Revenue (Jefferson Refinery,
L.L.C. Project) (LOC; Branch
Banking and Trust Co.)	0.45	12/27/12	28,900,000		28,900,000

Jefferson County Industrial
Development Corporation,
Hurricane Ike Disaster Area
Revenue (Jefferson Refinery,
L.L.C. Project) (LOC; Branch
Banking and Trust Co.)	0.45	12/27/12	3,000,000		3,000,000
Texas,
TRAN	2.50	8/30/13	14,500,000		14,744,682
Texas Public Finance Authority,
Revenue, CP (Liquidity
Facility; Barclays Bank PLC)	0.20	12/4/12	14,000,000		14,000,000

Utah--1.7%
Murray City,
HR (Intermountain Health Care
Health Services, Inc.)
(Liquidity Facility; Northern
Trust Company)	0.18	12/3/12	19,020,000	a,d	19,020,000
Utah Housing Corporation,
MFHR (Timbergate Apartments
Project) (LOC; FHLMC)	0.21	12/7/12	3,125,000	a	3,125,000

Virginia--.7%
Alexandria Industrial Development
Authority, Revenue (Institute
for Defense Analyses Project)
(LOC; Branch Banking and Trust
Co.)	0.16	12/7/12	9,875,000	a	9,875,000

Wisconsin--1.9%
Wisconsin Health and Educational
Facilities Authority, Revenue
(Bay Area Medical Center,
Inc.) (LOC; BMO Harris Bank NA)	0.17	12/3/12	12,200,000	a,d	12,200,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Cedar Crest, Inc.) (LOC; Bank
of Montreal)	0.16	12/7/12	7,120,000	a,d	7,120,000
Wisconsin Rural Water Construction
Loan Program Commission,
Revenue, BAN	1.00	10/1/13	5,500,000		5,530,602

Total Investments (cost $1,324,360,730)			99.9%		1,324,360,730
Cash and Receivables (Net)			.1%		1,055,920
Net Assets			100.0%		1,325,416,650

a	Variable rate demand note - rate shown is the interest rate in effect at November 30, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2012, these securities amounted to $60,080,000 or 4.5% of net assets.
c	The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

d At November 30, 2012, the fund had $337,000,000 or 25.4% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from health care.

At November 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of November 30, 2012 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	1,324,360,730
Level 3 - Significant Unobservable Inputs	-
Total	1,324,360,730

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board of Trustees.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon National Short-Term Municipal Bond Fund
November 30, 2012 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--96.7%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--.4%
Alabama 21st Century Authority,
Tobacco Settlement Revenue	4.00	6/1/16	1,000,000	1,101,990
Jefferson County,
Limited Obligation School
Warrants (Insured; Assured
Guaranty Municipal Corp.)	5.50	2/15/16	1,370,000	1,370,205
Jefferson County,
Sewer Revenue Warrants
(Insured; Assured Guaranty
Municipal Corp.)	5.25	2/1/13	3,000,000	3,012,420
Alaska--.8%
Alaska Industrial Development and
Export Authority, Revolving
Fund Revenue	5.00	4/1/14	2,370,000	2,513,906
North Slope Borough,
GO	2.50	6/30/14	3,400,000	3,513,390
Valdez,
Marine Terminal Revenue (BP
Pipelines (Alaska) Inc.
Project)	5.00	1/1/14	2,000,000	2,093,220
Valdez,
Marine Terminal Revenue (BP
Pipelines (Alaska) Inc.
Project)	5.00	1/1/16	2,500,000	2,793,800
Arizona--3.3%
Arizona School Facilities Board,
COP (Lease-to-Own-Agreement)	5.50	9/1/13	3,300,000	3,430,911
Arizona School Facilities Board,
COP (Lease-to-Own-Agreement)
(Insured; National Public
Finance Guarantee Corp.)	5.00	9/1/13	10,950,000	11,343,215
Arizona Transportation Board,
Subordinated Highway Revenue	5.00	7/1/14	2,165,000	2,321,768
Arizona Transportation Board,
Subordinated Highway Revenue	5.00	7/1/15	9,380,000	10,454,198
Arizona Transportation Board,
Subordinated Highway Revenue	5.00	7/1/16	5,000,000	5,770,650
Arizona Transportation Board,
Transportation Excise Tax
Revenue (Maricopa County
Regional Area Road Fund)	5.00	7/1/16	2,300,000	2,657,167
Scottsdale,
GO (Projects of 2000 and 2004)	5.00	7/1/13	3,000,000	3,084,570
University of Arizona Board of
Regents, System Revenue	6.20	6/1/16	3,995,000	4,345,761
California--7.6%

California,
GO	5.00	8/1/18	2,000,000	2,341,780
California,
GO (Economic Recovery)
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/14	6,820,000	7,350,937
California,
GO (Various Purpose)	4.00	10/1/15	17,050,000	18,677,593
California,
GO (Various Purpose)	5.00	9/1/16	10,000,000	11,572,900
California Health Facilities
Financing Authority, Revenue
(Cedars-Sinai Medical Center)	5.00	8/15/15	1,000,000	1,112,810
California Health Facilities
Financing Authority, Revenue
(Lucile Salter Packard
Children's Hospital at
Stanford)	1.45	3/15/17	3,000,000	3,055,800
California Municipal Finance
Authority, SWDR (Waste
Management, Inc. Project)	2.00	9/2/14	4,000,000	4,035,040
California Statewide Communities
Development Authority, MFHR
(Clara Park / Cypress Sunrise
/ Wysong Plaza Apartments)
(Collateralized; GNMA)	4.55	1/20/16	770,000	800,900
California Statewide Communities
Development Authority, PCR
(Southern California Edison
Company) (Insured; XLCA)	4.10	4/1/13	1,000,000	1,012,150
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	5.00	4/1/14	1,000,000	1,060,050
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	5.00	5/1/17	3,500,000	4,067,805
California Statewide Communities
Development Authority, Revenue
(Proposition 1A Receivables
Program)	5.00	6/15/13	5,000,000	5,130,850
California Statewide Communities
Development Authority, Student
Housing Revenue (University of
California, Irvine East Campus
Apartments, Phase 1 Refunding
- CHF - Irvine, L.L.C.)	4.00	5/15/13	600,000	608,910
California Statewide Communities
Development Authority, Student
Housing Revenue (University of
California, Irvine East Campus
Apartments, Phase 1 Refunding
- CHF - Irvine, L.L.C.)	4.00	5/15/14	900,000	936,585
California Statewide Communities
Development Authority, Student
Housing Revenue (University of
California, Irvine East Campus

Apartments, Phase 1 Refunding
- CHF - Irvine, L.L.C.)	4.00	5/15/15	1,150,000		1,221,427
California Statewide Communities
Development Authority, Student
Housing Revenue (University of
California, Irvine East Campus
Apartments, Phase 1 Refunding
- CHF - Irvine, L.L.C.)	4.00	5/15/16	1,450,000		1,562,709
Chula Vista,
IDR (San Diego Gas and
Electric Company)	1.65	7/1/18	2,500,000		2,546,175
Irvine Reassessment District
Number 12-1, Limited
Obligation Improvement Bonds	3.00	9/2/16	2,000,000		2,135,440
Los Angeles County Metropolitan
Transportation Authority,
Proposition A First Tier
Senior Sales Tax Revenue	5.00	7/1/17	1,500,000	a	1,761,585
Los Angeles Department of Water
and Power, Power System Revenue	5.00	1/1/16	10,000,000		11,298,300
Los Angeles Unified School
District, GO	4.00	7/1/16	4,000,000		4,489,360
Metropolitan Water District of
Southern California, Water
Revenue	3.50	10/1/16	5,900,000		6,512,774
Sacramento County Sanitation
Districts Financing Authority,
Revenue (Sacramento Regional
County Sanitation District)
(Insured; AMBAC) (Prerefunded)	5.00	12/1/14	1,000,000	b	1,093,360
Southern California Public Power
Authority, Revenue
(Mead-Phoenix Project)	5.00	7/1/17	5,260,000		6,275,075
Tuolumne Wind Project Authority,
Revenue (Tuolumne Company
Project)	4.00	1/1/13	1,000,000		1,003,080
Colorado--1.3%
City and County of Denver,
Airport System Revenue	4.00	11/15/14	1,310,000		1,397,456
City and County of Denver,
Airport System Revenue	4.00	11/15/15	1,000,000		1,092,720
City and County of Denver,
Airport System Revenue	5.00	11/15/16	1,000,000		1,146,880
City and County of Denver,
GO Medical Facilities Bonds	5.00	8/1/15	7,620,000		7,867,498
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	5.00	11/12/13	5,000,000		5,218,750
Connecticut--2.6%
Connecticut,
GO (Economic Recovery)	5.00	1/1/14	10,010,000		10,525,915
Connecticut,
GO (Economic Recovery)	5.00	1/1/16	8,425,000		9,560,943
Connecticut,

Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	12/1/16	2,900,000		3,398,278
Connecticut Development Authority,
PCR (The Connecticut Light and
Power Company Project)	1.25	9/3/13	2,600,000		2,612,870
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	2.50	2/12/15	5,000,000		5,230,650
New Haven,
GO	4.00	11/1/15	3,000,000		3,249,990
Delaware--.3%
Delaware,
GO	5.00	10/1/13	3,275,000		3,407,375
Florida--6.8%
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.00	6/1/13	10,000,000		10,233,100
Citizens Property Insurance
Corporation, Personal Lines
Account/Commercial Lines
Account Senior Secured Revenue	5.00	6/1/16	10,000,000		11,278,700
Florida Department of
Environmental Protection,
Florida Forever Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/13	6,100,000		6,270,312
Florida Department of Management
Services, Florida Facilities
Pool Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.25	9/1/13	1,825,000		1,887,707
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.00	7/1/13	4,060,000		4,173,842
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.00	7/1/15	10,000,000		11,078,300
Florida State Board of Education,
Lottery Revenue (Insured;
AMBAC)	5.25	7/1/14	5,000,000		5,381,350
Florida State Board of Education,
Public Education Capital
Outlay Bonds	5.00	6/1/16	10,000,000		11,541,700
Florida State Board of Education,
Public Education Capital
Outlay Bonds (Insured;
National Public Finance
Guarantee Corp.)	5.25	6/1/13	3,000,000		3,076,560
Fort Pierce Utilities Authority,
Utilities Revenue (Insured;
AMBAC) (Prerefunded)	5.00	10/1/13	4,640,000	b	4,819,058
Jacksonville,
Special Revenue	5.00	10/1/16	3,000,000		3,486,780
Jacksonville Electric Authority,
Revenue (Saint Johns River
Power Park System)	5.00	10/1/16	5,000,000		5,815,450
Kissimmee Utility Authority,

Electric System Revenue	4.00	10/1/14	1,250,000	1,323,862
Miami-Dade County,
Double-Barreled Aviation GO	5.00	7/1/14	1,000,000	1,069,840
Orange County School Board,
COP (Master Lease Purchase
Agreement)	5.00	8/1/15	1,500,000	1,665,120
Orlando,
Waste Water System Revenue
(Insured; National Public
Finance Guarantee Corp.)	4.00	10/1/14	3,025,000	3,215,091
Palm Beach County School Board,
COP (Master Lease Purchase
Agreement) (Insured; Assured
Guaranty Municipal Corp.)	5.00	8/1/17	5,000,000	5,539,050
Georgia--2.2%
Atlanta,
Water and Wastewater Revenue	5.00	11/1/15	5,000,000	5,602,900
Burke County Development
Authority, PCR (Georgia Power
Company Plant Vogtle Project)	1.40	4/1/15	5,000,000	5,068,600
Floyd County Development
Authority, PCR (Georgia Power
Company Plant Hammond Project)	0.85	11/19/15	5,000,000	4,999,400
Fulton County,
Water and Sewerage Revenue	5.00	1/1/16	1,550,000	1,757,963
Georgia,
GO	4.00	7/1/13	5,000,000	5,112,600
Georgia,
GO	5.00	7/1/15	5,000,000	5,597,350
Municipal Electric Authority of
Georgia, Revenue (Project One
Subordinated Bonds)	5.00	1/1/17	1,000,000	1,158,660
Illinois--5.1%
Chicago,
General Airport Senior Lien
Revenue (Chicago O'Hare
International Airport)	5.00	1/1/17	4,000,000	4,627,680
Chicago,
Second Lien Revenue (Chicago
Midway Airport) (Insured;
AMBAC)	5.00	1/1/17	4,110,000	4,423,264
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues) (Insured; AMBAC)	5.25	12/1/15	1,425,000	1,607,642
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues) (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/14	2,000,000	2,171,920
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues) (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/16	17,000,000	18,473,050
Chicago Park District,
GO Limited Tax Bonds (Insured;
AMBAC)	5.00	1/1/16	2,100,000	2,251,179

Chicago Transit Authority,
Capital Grant Receipts Revenue
(Federal Transit
Administration Section 5307
Formula Funds) (Insured; AMBAC)	5.00	6/1/14	3,815,000		4,043,213
Illinois,
GO	5.00	1/1/14	1,415,000		1,487,448
Illinois,
GO	5.00	1/1/14	4,585,000		4,801,779
Illinois,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/16	7,500,000		8,366,925
Illinois Department of Employment
Security, Unemployment
Insurance Fund Building
Receipts Revenue	5.00	6/15/17	2,000,000		2,347,800
Kane, McHenry, Cook and DeKalb
Counties Community Unit School
District Number 300, GO
(Insured; XLCA)	5.00	12/1/17	3,145,000		3,484,943
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	5.00	6/1/15	8,330,000		9,072,786
Indiana--1.3%
Indiana Finance Authority,
Second Lien Water Utility
Revenue (Citizens Energy Group
Project)	3.00	10/1/14	2,000,000		2,078,420
Indiana Health Facility Financing
Authority, Revenue (Ascension
Health Credit Group)	1.50	8/1/14	2,000,000		2,034,120
Indiana Health Facility Financing
Authority, Revenue (Ascension
Health Credit Group)	1.60	2/1/17	2,500,000		2,572,700
Indiana Health Facility Financing
Authority, Revenue (Ascension
Health Subordinate Credit
Group)	1.70	9/1/14	1,500,000		1,531,845
Indiana Health Facility Financing
Authority, Revenue (Ascension
Health Subordinate Credit
Group)	5.00	7/28/16	2,000,000		2,296,520
Indiana Transportation Finance
Authority, Highway Revenue
(Insured; FGIC) (Prerefunded)	5.25	6/1/14	1,000,000	b	1,074,120
Whiting,
Environmental Facilities
Revenue (BP Products North
America, Inc.)	2.80	6/2/14	6,000,000		6,210,660
Iowa--.1%
Iowa Higher Education Loan
Authority, Private College
Facility Revenue (Grinnell
College Project)	4.00	12/1/13	1,000,000		1,037,820
Kentucky--1.4%

Kentucky Property and Buildings
Commission, Revenue (Project
Number 82) (Insured; Assured
Guaranty Municipal Corp.)	5.25	10/1/13	8,480,000		8,823,270
Kentucky Property and Buildings
Commission, Revenue (Project
Number 99)	5.00	11/1/17	4,200,000		5,022,528
Louisville/Jefferson County Metro
Government, PCR (Louisville
Gas and Electric Company
Project)	1.65	4/3/17	4,940,000		5,062,067
Louisiana--.9%
Louisiana,
GO	0.95	7/15/14	4,765,000	c	4,775,864
Louisiana Offshore Terminal
Authority, Deepwater Port
Revenue (LOOP LLC Project)	1.88	10/1/13	2,000,000		2,019,540
Louisiana Public Facilities
Authority, Revenue (Loyola
University Project) (Insured;
National Public Finance
Guarantee Corp.)	5.25	10/1/16	5,000,000		5,776,250
Maryland--.9%
Anne Arundel County,
Consolidated General
Improvements GO	4.00	4/1/14	4,000,000		4,199,120
Maryland,
GO (State and Local Facilities
Loan - Capital Improvement
Bonds)	5.00	7/15/13	5,000,000		5,151,500
Maryland Health and Higher
Educational Facilities
Authority, Revenue (The Johns
Hopkins Health System
Obligated Group Issue)	1.29	11/15/16	2,245,000	c	2,286,241
Massachusetts--3.3%
Massachusetts,
GO (Consolidated Loan)	5.25	8/1/13	1,500,000		1,550,850
Massachusetts,
GO (Consolidated Loan)	5.00	8/1/14	5,000,000		5,387,350
Massachusetts,
GO (Consolidated Loan)
(Insured; FGIC)	5.50	11/1/13	1,700,000		1,782,807
Massachusetts Bay Transportation
Authority, Assessment Revenue	4.00	7/1/13	1,250,000		1,277,625
Massachusetts Bay Transportation
Authority, Assessment Revenue
(Prerefunded)	5.00	7/1/14	12,705,000	b	13,652,285
Massachusetts Development Finance
Agency, Recovery Zone Facility
Revenue (Dominion Energy
Brayton Point Issue)	2.25	9/1/16	5,000,000		5,147,750
Massachusetts Development Finance
Agency, Revenue (Brandeis
University Issue)	3.00	10/1/13	1,140,000		1,164,909

Massachusetts Development Finance
Agency, Revenue (UMass
Memorial Issue)	4.00	7/1/14	4,525,000		4,704,145
Massachusetts Health and
Educational Facilities
Authority, Revenue (Amherst
College Issue)	1.00	11/1/14	1,850,000		1,872,903
Massachusetts Health and
Educational Facilities
Authority, Revenue (Amherst
College Issue)	1.70	11/1/16	2,915,000		3,019,911
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/13	1,350,000		1,387,003
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/14	1,600,000		1,715,584
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	6.13	10/1/14	1,000,000		1,087,830
Michigan--3.0%
Detroit School District,
School Building and Site
Improvement Bonds (GO -
Unlimited Tax)	5.00	5/1/16	1,490,000		1,672,823
Michigan Finance Authority,
Unemployment Obligation
Assessment Revenue	5.00	7/1/17	10,000,000		11,947,300
Michigan Hospital Finance
Authority, HR (Oakwood
Obligated Group) (Prerefunded)	5.50	11/1/13	10,000,000	b	10,470,200
Michigan Hospital Finance
Authority, Project Revenue
(Ascension Health Senior
Credit Group)	1.50	3/1/17	10,000,000		10,264,100
Michigan Strategic Fund,
Solid Waste Disposal Limited
Obligation Revenue (Waste
Management, Inc. Project)	4.63	12/1/12	5,750,000		5,750,690
Minnesota--1.8%
Minnesota,
GO	5.00	8/1/16	5,200,000		6,059,040
Minnesota,
GO (State Trunk Highway Bonds)	4.00	8/1/13	1,310,000		1,343,641
Minnesota,
GO (Various Purpose)	4.00	8/1/13	11,500,000		11,795,320
Minnesota,
GO (Various Purpose)	5.00	8/1/15	4,000,000		4,492,400
Mississippi--.1%
Mississippi Business Finance
Corporation, Revenue
(Mississippi Power Company

Project)	2.25	1/15/13	1,150,000	1,152,426
Missouri--.1%
Saint Louis,
Airport Revenue (Lambert-Saint
Louis International Airport)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/13	1,800,000	1,841,094
Nebraska--.7%
Lincoln,
GO	4.00	12/1/15	2,035,000	2,252,297
Nebraska Public Power District,
General Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	1/1/13	1,300,000	1,305,265
University of Nebraska Facilities
Corporation, Deferred
Maintenance Bonds (Insured;
AMBAC)	5.00	7/15/13	5,125,000	5,278,340
Nevada--3.6%
Clark County,
Limited Tax GO Public Safety
Bonds (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/14	1,000,000	1,048,730
Clark County,
Passenger Facility Charge
Revenue (Las Vegas-McCarran
International Airport)	5.00	7/1/14	2,500,000	2,659,825
Clark County School District,
Limited Tax GO	5.00	6/15/16	10,000,000	11,501,200
Clark County School District,
Limited Tax GO (Insured;
National Public Finance
Guarantee Corp.)	5.00	6/15/15	6,800,000	7,566,156
Clark County School District,
Limited Tax GO (Insured;
National Public Finance
Guarantee Corp.)	5.25	6/15/15	4,075,000	4,559,844
Las Vegas Convention and Visitors
Authority, Revenue (Insured;
AMBAC)	5.00	7/1/16	3,500,000	3,863,615
Las Vegas Valley Water District,
GO (Additionally Secured by
Pledged Revenues)	5.00	2/1/13	1,000,000	1,007,950
Las Vegas Valley Water District,
GO (Additionally Secured by
Pledged Revenues)	5.00	6/1/17	13,640,000	15,158,950
Las Vegas Valley Water District,
GO (Additionally Secured by
Southern Nevada Water
Authority Pledged Revenues)	5.00	6/1/14	450,000	480,658
New Hampshire--1.8%
Manchester,
School Facilities Revenue
(Insured; National Public
Finance Guarantee Corp.)

(Prerefunded)	5.50	6/1/13	4,465,000	b	4,581,670
New Hampshire,
Turnpike System Revenue	4.00	10/1/14	5,315,000		5,657,286
New Hampshire,
Turnpike System Revenue	5.00	10/1/15	5,565,000		6,249,996
New Hampshire,
Turnpike System Revenue	5.00	2/1/17	6,000,000		7,000,620
New Jersey--3.6%
Monmouth County Improvement
Authority, Governmental Pooled
Loan Revenue	4.00	12/1/17	2,300,000		2,678,902
New Jersey,
GO	5.00	8/15/15	10,000,000		11,216,200
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.38	6/15/14	2,935,000		3,163,725
New Jersey Economic Development
Authority, Cigarette Tax
Revenue (Insured; FGIC)	5.00	6/15/13	5,000,000		5,127,100
New Jersey Economic Development
Authority, Exempt Facilities
Revenue (Waste Management of
New Jersey, Inc. Project)	2.20	11/1/13	2,000,000		2,032,080
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
AMBAC)	5.00	9/1/17	5,000,000		5,598,550
New Jersey Educational Facilities
Authority, Revenue (Princeton
University)	5.00	7/1/14	2,185,000		2,350,820
New Jersey Sports and Exposition
Authority, State Contract Bonds	5.00	9/1/16	1,665,000		1,913,135
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.00	6/15/15	1,800,000		1,995,552
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.00	6/15/16	2,000,000		2,286,620
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; Assured
Guaranty Municipal Corp.)	5.75	12/15/14	2,820,000		3,117,736
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; National
Public Finance Guarantee
Corp.) (Prerefunded)	5.25	6/15/15	5,000,000	b	5,612,200
New Mexico--1.3%
New Mexico Educational Assistance
Foundation, Education Loan
Revenue	1.17	12/1/20	3,155,000	c	3,135,881
New Mexico Finance Authority,
State Transportation Senior
Lien Revenue	5.00	6/15/13	4,940,000		5,069,082

New Mexico Finance Authority,
State Transportation Senior
Lien Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	6/15/16	4,790,000	5,151,549
New Mexico Finance Authority,
State Transportation
Subordinate Lien Revenue
(Insured; AMBAC)	5.00	6/15/13	1,000,000	1,025,460
New Mexico Finance Authority,
Subordinate Lien Public
Project Revolving Fund Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	6/15/18	2,605,000	3,099,325
New York--10.4%
Long Island Power Authority,
Electric System General Revenue	5.00	5/1/15	5,400,000	5,951,826
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/13	11,125,000	11,581,904
Nassau County,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/16	4,595,000	5,246,939
Nassau County Interim Finance
Authority, Sales Tax Secured
Revenue	4.00	11/15/15	7,820,000	8,662,996
New York City,
GO	5.00	8/15/13	5,000,000	5,168,050
New York City,
GO	5.00	8/1/14	4,000,000	4,307,920
New York City,
GO	5.00	8/1/15	1,000,000	1,117,700
New York City,
GO	5.25	8/1/16	4,670,000	5,050,885
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.00	11/1/14	10,000,000	10,925,400
New York City Transitional Finance
Authority, Future Tax Secured
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.50	11/1/14	240,000	241,078
New York State,
GO	3.00	2/1/14	10,000,000	10,341,200
New York State,
GO	5.00	2/15/15	4,320,000	4,775,674
New York State Dormitory
Authority, LR (State
University Dormitory
Facilities Issue) (Insured;
XLCA)	5.25	7/1/13	1,000,000	1,027,970
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement)	5.00	8/15/15	5,000	5,613
New York State Dormitory

Authority, Revenue (Mental
Health Services Facilities
Improvement)	5.00	8/15/15	995,000		1,115,435
New York State Dormitory
Authority, Revenue (School
Districts Revenue Financing
Program) (Insured; National
Public Finance Guarantee Corp.)	5.75	10/1/17	25,000		25,115
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.00	3/15/14	4,075,000		4,326,794
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.00	8/15/15	11,380,000		12,793,624
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.00	3/15/17	3,600,000		4,257,504
New York State Dormitory
Authority, Third General
Resolution Revenue (State
University Educational
Facilities Issue)	4.00	5/15/17	4,825,000		5,506,290
New York State Municipal Bond Bank
Agency, Special School Purpose
Revenue (Prior Year Claims)	5.50	6/1/13	5,000,000		5,132,950
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC) (Prerefunded)	5.00	4/1/14	1,475,000	b	1,566,951
New York State Urban Development
Corporation, Correctional
Capital Facilities Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	1/1/14	735,000		752,838
New York State Urban Development
Corporation, Service Contract
Revenue	5.00	1/1/14	1,000,000		1,049,970
New York State Urban Development
Corporation, Service Contract
Revenue	5.00	1/1/15	5,610,000		6,132,628
Port Authority of New York and New
Jersey (Consolidated Bonds,
139th Series) (Insured;
National Public Finance
Guarantee Corp. )	5.00	10/1/16	5,000,000		5,546,850
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency Contract
Secured)	5.00	6/1/14	3,000,000		3,202,470
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	4.00	11/15/16	2,500,000		2,831,050
Triborough Bridge and Tunnel

Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/16	1,900,000		2,225,793
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	4.00	11/15/17	3,500,000		4,044,880
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/17	3,325,000		4,005,760
North Carolina--2.3%
Brunswick County,
GO	5.00	5/1/13	2,445,000		2,494,438
Charlotte,
Water and Sewer System Revenue	3.00	12/1/14	1,250,000		1,316,263
Forsyth County,
GO	3.00	7/1/13	1,495,000		1,519,907
North Carolina,
Public Improvement GO	5.00	3/1/16	10,000,000		11,021,500
North Carolina Medical Care
Commission, Health Care
Facilities Revenue (Wake
Forest Baptist Obligated Group)	0.90	12/1/17	2,500,000	c	2,500,475
Wake County,
GO	4.00	2/1/15	10,560,000		11,395,085
Ohio--3.4%
Cleveland,
GO (Various Purpose) (Insured;
AMBAC)	5.25	10/1/14	5,050,000		5,472,786
Cleveland,
Water Revenue	5.00	1/1/16	3,000,000		3,408,450
Ohio,
Common Schools GO Bonds	5.00	9/15/16	5,780,000		6,734,336
Ohio,
GO Highway Capital
Improvements Bonds (Full Faith
and Credit/Highway User
Receipts) (Buckeye Savers Bond
Program)	5.00	5/1/16	4,650,000		5,345,686
Ohio,
Mental Health Capital
Facilities Bonds (Insured;
Assured Guaranty Municipal
Corp.)	5.00	6/1/13	2,230,000		2,282,004
Ohio Building Authority,
State Facilities Revenue
(Administrative Building Fund
Projects) (Insured; National
Public Finance Guarantee Corp.)	5.00	10/1/16	3,585,000		4,162,257
Ohio Water Development Authority,
Drinking Water Assistance Fund
Revenue	5.00	12/1/17	1,925,000		2,333,774
Ohio Water Development Authority,
Solid Waste Revenue (Waste
Management, Inc. Project)	1.75	6/1/13	2,500,000		2,521,100
Ohio Water Development Authority,
Solid Waste Revenue (Waste

Management, Inc. Project)	2.25	11/2/15	6,000,000		6,057,660
Ohio Water Development Authority,
Water Development Revenue
(Fresh Water Improvement
Series)	5.00	6/1/13	2,060,000		2,110,614
Ohio Water Development Authority,
Water Pollution Control Loan
Fund Notes	0.56	7/15/15	5,000,000	c	5,000,450
Oklahoma--.7%
Oklahoma Building Bonds
Commission, GO (Insured;
National Public Finance
Guarantee Corp.) (Prerefunded)	5.00	7/15/13	5,460,000	b	5,677,199
Oklahoma Capitol Improvement
Authority, State Highway
Capital Improvement Revenue	4.00	10/1/16	2,960,000		3,345,274
Oregon--.4%
Oregon Department of
Transportation, Highway User
Tax Revenue (Prerefunded)	5.25	11/15/14	4,375,000	b	4,794,387
Pennsylvania--6.8%
Allegheny County Airport
Authority, Airport Revenue
(Pittsburgh International
Airport)	5.00	1/1/13	1,400,000		1,404,522
Allegheny County Hospital
Development Authority, Revenue
(University of Pittsburgh
Medical Center)	5.00	6/15/13	1,000,000		1,024,430
Allegheny County Hospital
Development Authority, Revenue
(University of Pittsburgh
Medical Center)	5.00	5/15/14	2,875,000		3,067,884
Berks County Municipal Authority,
Revenue (The Reading Hospital
and Medical Center Project)	5.00	11/1/13	3,035,000		3,158,039
Delaware County Industrial
Development Authority, PCR
(PECO Energy Company Project)	4.00	12/1/12	8,490,000		8,490,764
Jim Thorpe Area School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.30	3/15/16	1,000,000		1,064,000
Monroeville Finance Authority,
Revenue (University of
Pittsburgh Medical Center)	4.00	2/15/16	1,000,000		1,099,750
Pennsylvania,
GO	5.00	7/15/14	6,740,000		7,249,881
Pennsylvania,
GO	5.00	9/1/16	5,000,000		5,405,700
Pennsylvania,
GO	5.00	5/1/17	14,000,000		16,621,220
Pennsylvania,
GO (Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	4.00	2/1/14	5,000,000	b	5,217,150

Pennsylvania Economic Development
Financing Authority, SWDR
(Waste Management, Inc.
Project)	1.75	12/1/15	2,000,000	2,000,000
Pennsylvania Economic Development
Financing Authority,
Unemployment Compensation
Revenue	5.00	7/1/16	10,000,000	11,591,500
Pennsylvania Economic Development
Financing Authority,
Unemployment Compensation
Revenue	5.00	7/1/17	5,000,000	5,976,150
Philadelphia,
Airport Revenue	5.00	6/15/15	1,000,000	1,086,230
Philadelphia,
Water and Wastewater Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	8/1/17	3,690,000	4,343,388
Pittsburgh,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	9/1/13	5,000,000	5,170,550
State Public School Building
Authority, College Revenue
(Northampton County Area
Community College Project)	4.00	3/1/14	2,165,000	2,244,455
State Public School Building
Authority, School Revenue
(Chester Upland School
District Project) (Insured;
Assured Guaranty Municipal
Corp.)	4.00	9/15/14	1,810,000	1,906,165
Swarthmore Borough Authority,
Revenue (Swarthmore College)	5.00	9/15/13	1,500,000	1,553,550
South Carolina--.4%
Piedmont Municipal Power Agency,
Electric Revenue	5.00	1/1/15	2,000,000	2,167,560
Piedmont Municipal Power Agency,
Electric Revenue	5.00	1/1/17	1,060,000	1,219,912
South Carolina Jobs-Economic
Development Authority, EDR
(Waste Management of South
Carolina, Inc. Project)	2.88	2/1/15	2,100,000	2,158,695
Tennessee--.9%
Metropolitan Government of
Nashville and Davidson County,
GO Improvement Bonds	5.00	7/1/16	5,750,000	6,660,685
Metropolitan Government of
Nashville and Davidson County,
Subordinate Lien Water and
Sewer Revenue	5.00	7/1/16	1,250,000	1,439,775
Tennessee,
GO	5.00	8/1/16	3,100,000	3,610,880
Texas--6.2%
Austin,
Water and Wastewater System

Revenue	4.00	11/15/13	1,500,000		1,554,435
Cypress-Fairbanks Independent
School District, Unlimited Tax
Schoolhouse Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/13	1,550,000		1,565,640
Frisco Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	8/15/15	1,000,000		1,123,150
Gulf Coast Waste Disposal
Authority, Environmental
Facilities Revenue (BP
Products North America, Inc.
Project)	2.30	9/3/13	4,000,000		4,054,960
Harris County,
Toll Road Senior Lien Revenue
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.00	8/15/14	1,500,000	b	1,618,905
Harris County Cultural Education
Facilities Finance
Corporation, Revenue (The
Methodist Hospital System)	5.25	12/1/12	1,800,000		1,800,252
Houston,
Combined Utility System First
Lien Revenue	5.00	11/15/16	3,750,000		4,384,837
Houston Convention and
Entertainment Facilities
Department, Hotel Occupancy
Tax and Special Revenue	4.88	9/1/17	5,000,000		5,642,350
Katy Independent School District,
Unlimited Tax Bonds (Permament
School Fund Guarantee Program)	1.60	8/15/17	2,000,000		2,010,300
Katy Independent School District,
Unlimited Tax Bonds (Permament
School Fund Guarantee Program)	5.00	8/15/17	4,000,000		4,779,440
Lower Colorado River Authority,
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.88	5/15/15	1,070,000		1,074,836
North Central Texas Health
Facilities Development
Corporation, HR (Children's
Medical Center of Dallas
Project)	5.00	8/15/17	1,000,000		1,177,150
North Texas Tollway Authority,
First Tier System Revenue
(Prerefunded)	5.00	1/1/13	2,050,000	b	2,058,466
Plano,
GO	5.25	9/1/14	1,225,000		1,331,097
Richardson Independent School
District, Unlimited Tax Bonds
(Permanent School Fund
Guarantee Program)	4.00	2/15/15	1,000,000		1,079,250
Sam Rayburn Municipal Power
Agency, Power Supply System
Revenue	5.00	10/1/16	2,320,000		2,636,425

San Antonio,
Electric and Gas Systems
Junior Lien Revenue	2.00	12/1/16	3,000,000		3,141,060
San Antonio,
Water System Revenue	5.00	5/15/17	2,160,000		2,567,506
Tarrant Regional Water District, A
Water Control and Improvement
District, Water Revenue	5.00	3/1/15	1,650,000		1,817,871
Tarrant Regional Water District, A
Water Control and Improvement
District, Water Revenue	5.00	3/1/16	1,500,000		1,714,095
Texas A&M University System Board
of Regents, Financing System
Revenue	5.00	5/15/13	1,375,000		1,405,305
Texas Municipal Gas Acquisition
and Supply Corporation I, Gas
Supply Revenue	5.00	12/15/13	720,000		752,429
Texas Municipal Power Agency,
Revenue (Insured; National
Public Finance Guarantee Corp.)	0.00	9/1/14	5,000,000	d	4,933,800
Texas Public Finance Authority,
GO	5.00	10/1/14	2,000,000		2,172,760
Texas Public Finance Authority,
Unemployment Compensation
Obligation Assessment Revenue	5.00	7/1/15	6,000,000		6,701,940
Trinity River Authority,
Regional Wastewater System
Revenue	5.00	8/1/15	3,280,000		3,669,008
Trinity River Authority,
Regional Wastewater System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.38	8/1/15	8,865,000		9,165,346
University of Texas System Board
of Regents, Financing System
Revenue	5.00	8/15/13	6,485,000		6,706,982
Utah--.8%
Timpanogos Special Service
District, Sewer Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	6/1/14	1,775,000		1,894,386
Utah,
GO	4.00	7/1/13	8,000,000		8,180,160
Virginia--3.3%
Portsmouth,
GO	4.00	1/15/15	2,750,000		2,813,717
Richmond,
GO Public Improvement
(Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.25	7/15/13	6,040,000	b	6,230,502
Roanoke Economic Development
Authority, HR (Carilion Clinic
Obligated Group)	5.00	7/1/15	2,000,000		2,220,280
Tobacco Settlement Financing
Corporation of Virginia,
Tobacco Settlement

Asset-Backed Bonds
(Prerefunded)	5.63	6/1/15	12,500,000	b	14,097,375
Virginia College Building
Authority, Educational
Facilities Revenue (21st
Century College and Equipment
Programs)	5.00	2/1/14	2,610,000		2,753,341
Virginia College Building
Authority, Educational
Facilities Revenue (Public
Higher Education Financing
Program)	5.00	9/1/16	5,000,000		5,818,150
Virginia Commonwealth
Transportation Board, Federal
Transportation Grant
Anticipation Revenue Notes	5.00	9/15/16	1,000,000		1,163,880
Virginia Commonwealth
Transportation Board, Federal
Transportation Grant
Anticipation Revenue Notes	5.00	3/15/17	2,500,000		2,951,700
Virginia Public Building
Authority, Public Facilities
Revenue	5.00	8/1/15	5,000,000		5,600,100
Washington--2.4%
Energy Northwest,
Electric Revenue (Project 3)	5.00	7/1/16	2,255,000		2,610,411
Energy Northwest,
Electric Revenue (Project 3)	5.00	7/1/17	5,000,000		5,966,150
Energy Northwest,
Electric Revenue (Project 3)	5.00	7/1/18	12,445,000		14,388,162
Energy Northwest,
Electric Revenue (Project One)	5.25	7/1/16	2,500,000		2,916,175
King County,
Limited Tax GO (Baseball
Stadium)	5.50	12/1/12	310,000		310,046
King County,
Limited Tax GO (Payable From
Sewer Revenues)	5.00	1/1/14	1,000,000		1,051,540
Washington,
GO (Various Purpose) (Insured;
AMBAC)	5.00	1/1/14	3,810,000		4,004,653
Wisconsin--.3%
Wisconsin,
Petroleum Inspection Fee
Revenue	5.00	7/1/13	3,500,000		3,598,665
U.S. Related--4.1%
Puerto Rico Commonwealth,
Public Improvement GO	5.00	7/1/13	2,140,000		2,186,716
Puerto Rico Commonwealth,
Public Improvement GO	5.50	7/1/13	1,335,000		1,368,028
Puerto Rico Commonwealth,
Public Improvement GO	5.50	7/1/13	5,000,000		5,123,700
Puerto Rico Commonwealth,
Public Improvement GO	5.50	7/1/17	1,905,000		2,097,291

Puerto Rico Government Development
Bank, GO (Insured; National
Public Finance Guarantee Corp.)	4.75	12/1/15	6,145,000		6,324,741
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/13	3,530,000		3,652,667
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/14	5,520,000		5,833,702
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	5.00	7/1/17	5,385,000		5,694,314
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; FGIC)	5.25	7/1/14	465,000		477,797
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; FGIC) (Prerefunded)	5.25	7/1/13	1,785,000	b	1,837,176
Puerto Rico Infrastructure
Financing Authority, Revenue
(Ports Authority Project)
(LOC; Government Development
Bank for Puerto Rico)	2.75	6/17/13	10,000,000		10,028,300
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue (Insured;
XLCA)	5.25	7/1/13	4,530,000		4,635,504
University of Puerto Rico,
University System Revenue	5.00	6/1/13	2,315,000		2,357,318
University of Puerto Rico,
University System Revenue	5.00	6/1/14	2,930,000		3,057,367
Total Long-Term Municipal Investments
(cost $1,265,199,808)					1,282,963,851
Short-Term Municipal	Coupon	Maturity	Principal
Investments--3.0%	Rate (%)	Date	Amount ($)		Value ($)
Colorado--.1%
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; TD Bank)	0.18	12/3/12	1,200,000	e	1,200,000
Florida--.2%
Orange County School Board,
COP (Master Lease Purchase
Agreement) (LOC; Wells Fargo
Bank)	0.19	12/3/12	2,680,000	e	2,680,000
Iowa--.3%
Iowa Finance Authority,
Health Facilities Revenue
(Great River Medical Center
Project) (LOC; JPMorgan Chase
Bank)	0.19	12/3/12	2,200,000	e	2,200,000
Iowa Finance Authority,
Health Facilities Revenue
(Iowa Health System) (LOC;
JPMorgan Chase Bank)	0.18	12/3/12	1,600,000	e	1,600,000

Kentucky--.5%
Christian County,
Lease Program Revenue
(Kentucky Association of
Counties Leasing Trust) (LOC;
U.S. Bank)	0.18	12/3/12	6,100,000	e	6,100,000
Massachusetts--.8%
Massachusetts,
GO Notes (Consolidated Loan)
(LOC; JPMorgan Chase Bank)	0.19	12/3/12	1,300,000	e	1,300,000
Massachusetts,
GO Notes, Refunding	0.69	12/7/12	3,700,000	e	3,701,221
Massachusetts Health and
Educational Facilities
Authority, Revenue (Baystate
Medical Center Issue) (LOC;
Wells Fargo Bank)	0.17	12/3/12	6,600,000	e	6,600,000
Missouri--.1%
Missouri Development Finance
Board, Cultural Facilities
Revenue (The Nelson Gallery
Foundation) (SBPA; JPMorgan
Chase Bank)	0.18	12/3/12	900,000	e	900,000
New Hampshire--.2%
New Hampshire Business Finance
Authority, Revenue (Huggins
Hospital Issue) (LOC; TD Bank)	0.17	12/3/12	2,200,000	e	2,200,000
Pennsylvania--.8%
Lancaster County Hospital
Authority, Health Center
Revenue (Masonic Homes
Project) (LOC; JPMorgan Chase
Bank)	0.19	12/3/12	900,000	e	900,000
Pennsylvania Turnpike Commission,
Turnpike Revenue	0.80	12/7/12	10,000,000	e	10,000,000
Total Short-Term Municipal Investments
(cost $39,380,000)					39,381,221
Total Investments (cost $1,304,579,808)			99.7%		1,322,345,072
Cash and Receivables (Net)			.3%		3,528,198
Net Assets			100.0%		1,325,873,270

a	Purchased on a delayed delivery basis.
b	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c	Variable rate security--interest rate subject to periodic change.
d	Security issued with a zero coupon. Income is recognized through the accretion of discount.
e	Variable rate demand note - rate shown is the interest rate in effect at November 30, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At November 30, 2012, net unrealized appreciation on investments was $17,765,264 of which $17,917,496 related to appreciated investment securities and $152,232 related to depreciated investment securities. At November 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt Liquidity Option
Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of November 30, 2012 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	1,322,345,072	-	1,322,345,072

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon New York Intermediate Tax-Exempt Bond Fund
November 30, 2012 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.0%	Rate (%)	Date	Amount ($)	Value ($)
New York--91.5%
Albany County Airport Authority,
Airport Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	12/15/23	1,500,000	1,779,960
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter's Hospital of the
City of Albany Project)	5.75	11/15/22	2,500,000	2,912,025
Buffalo,
General Improvement GO	4.00	4/1/21	2,175,000	2,508,340
Erie County Fiscal Stability
Authority, Sales Tax and State
Aid Secured Revenue	5.00	12/1/24	2,000,000	2,479,060
Erie County Industrial Development
Agency, Revenue (City School
District of the City of
Buffalo Project)	5.00	5/1/17	2,500,000	2,930,300
Hempstead,
Public Improvement GO	5.00	8/15/20	1,255,000	1,608,395
Katonah-Lewisboro Union Free
School District, GO (Insured;
National Public Finance
Guarantee Corp.)	5.00	9/15/15	1,000,000	1,128,700
Long Island Power Authority,
Electric System General Revenue	5.00	5/1/21	1,000,000	1,241,180
Long Island Power Authority,
Electric System General Revenue	5.00	9/1/22	2,000,000	2,506,020
Long Island Power Authority,
Electric System General
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/17	2,780,000	3,218,211
Long Island Power Authority,
Electric System General
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/18	1,000,000	1,155,500
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	11/15/28	5,000,000	5,767,950
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/17	1,000,000	1,152,250
Metropolitan Transportation
Authority, Transportation
Revenue	6.25	11/15/23	300,000	386,406
Monroe County Industrial
Development Corporation,
Revenue (Saint John Fisher
College Project)	5.00	6/1/17	1,740,000	1,974,221
Nassau County,
General Improvement GO	4.00	10/1/16	1,545,000	1,713,760

Nassau County,
General Improvement GO	5.00	10/1/18	1,310,000	1,572,563
Nassau County,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/22	1,000,000	1,193,250
Nassau County Interim Finance
Authority, Sales Tax Secured
Revenue	4.00	11/15/18	2,000,000	2,366,540
Nassau County Interim Finance
Authority, Sales Tax Secured
Revenue	4.00	11/15/20	2,750,000	3,343,010
Nassau County Sewer and Storm
Water Finance Authority,
System Revenue (Insured;
Berkshire Hathaway Assurance
Corporation)	5.38	11/1/28	1,000,000	1,203,290
New York City,
GO	5.00	8/1/17	1,535,000	1,828,338
New York City,
GO	5.00	8/1/18	1,000,000	1,157,470
New York City,
GO	5.13	12/1/22	1,000,000	1,201,070
New York City,
GO	5.25	9/1/23	1,000,000	1,230,020
New York City,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/18	1,000,000	1,104,200
New York City Industrial
Development Agency, Civic
Facility Revenue (United
Jewish Appeal - Federation of
Jewish Philanthropies of New
York, Inc. Project)	5.00	7/1/27	1,250,000	1,335,862
New York City Industrial
Development Agency, PILOT
Revenue (Queens Baseball
Stadium Project) (Insured;
Assured Guaranty Municipal
Corp.)	6.50	1/1/46	325,000	390,741
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; Assured
Guaranty Municipal Corp.)	7.00	3/1/49	1,000,000	1,247,580
New York City Industrial
Development Agency, Special
Revenue (New York City - New
York Stock Exchange Project)	5.00	5/1/21	1,000,000	1,202,030
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue	5.75	6/15/40	1,275,000	1,579,330
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/20	2,500,000	3,037,775
New York City Transitional Finance
Authority, Building Aid Revenue	5.25	1/15/25	1,545,000	1,906,329
New York City Transitional Finance
Authority, Building Aid Revenue	5.00	7/15/25	3,095,000	3,818,301

New York City Transitional Finance
Authority, Building Aid Revenue	5.25	1/15/27	1,650,000	1,970,777
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.50	11/15/17	5,000	5,022
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.00	8/1/22	2,000,000	2,311,000
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/18	1,750,000	2,158,817
New York City Transitional
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/20	1,000,000	1,282,340
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/21	1,145,000	1,487,813
New York City Trust for Cultural
Resources, Revenue (Lincoln
Center for the Performing
Arts, Inc.)	5.75	12/1/16	1,000,000	1,176,190
New York City Trust for Cultural
Resources, Revenue (The
Juilliard School)	5.00	1/1/34	2,000,000	2,398,600
New York City Trust for Cultural
Resources, Revenue (The
Juilliard School)	5.00	1/1/39	2,500,000	2,988,300
New York City Trust for Cultural
Resources, Revenue (The Museum
of Modern Art)	5.00	4/1/25	1,150,000	1,380,782
New York City Trust for Cultural
Resources, Revenue (The Museum
of Modern Art)	5.00	4/1/31	1,000,000	1,193,930
New York City Trust for Cultural
Resources, Revenue (Whitney
Museum of American Art)	5.00	7/1/21	2,000,000	2,480,420
New York Liberty Development
Corporation, Liberty Revenue
(7 World Trade Center Project)	5.00	9/15/29	3,000,000	3,669,840
New York Liberty Development
Corporation, Revenue (Goldman
Sachs Headquarters Issue)	5.00	10/1/15	3,175,000	3,534,410
New York Local Government
Assistance Corporation, Senior
Lien Revenue	5.00	4/1/18	2,500,000	2,958,675
New York Local Government
Assistance Corporation,
Subordinate Lien Revenue	5.00	4/1/17	1,150,000	1,366,787
New York Local Government
Assistance Corporation,
Subordinate Lien Revenue	5.00	4/1/19	2,500,000	3,129,875
New York Local Government
Assistance Corporation,
Subordinate Lien Revenue	5.00	4/1/20	1,000,000	1,273,970
New York Local Government
Assistance Corporation,
Subordinate Lien Revenue	5.00	4/1/20	1,000,000	1,273,970
New York State,
GO	5.00	3/1/19	1,000,000	1,177,050

New York State,
GO	5.00	2/15/26	2,600,000	3,138,330
New York State Bridge Authority,
General Revenue	4.00	1/1/22	2,010,000	2,394,875
New York State Dormitory
Authority, Consolidated Fifth
General Resolution Revenue
(City University System)	5.00	7/1/19	1,000,000	1,149,210
New York State Dormitory
Authority, Consolidated
Revenue (City University
System) (Insured; FGIC)	5.75	7/1/18	2,370,000	2,665,610
New York State Dormitory
Authority, LR (State
University Dormitory
Facilities Issue)	5.00	7/1/18	1,000,000	1,101,320
New York State Dormitory
Authority, Mental Health
Services Facilities
Improvement Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	2/15/17	1,460,000	1,706,171
New York State Dormitory
Authority, Mental Health
Services Facilities
Improvement Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	2/15/27	2,005,000	2,399,023
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/18	1,500,000	1,738,260
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	10/1/20	1,000,000	1,296,550
New York State Dormitory
Authority, Revenue (Convent of
the Sacred Heart) (Insured;
Assured Guaranty Municipal
Corp.)	5.63	11/1/35	1,000,000	1,212,650
New York State Dormitory
Authority, Revenue (Memorial
Sloan-Kettering Cancer Center)
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/23	2,000,000	2,667,080
New York State Dormitory
Authority, Revenue (Mount
Sinai Hospital Obligated Group)	5.00	7/1/26	3,000,000	3,459,270
New York State Dormitory
Authority, Revenue (New York
University)	5.25	7/1/34	2,650,000	3,243,945
New York State Dormitory
Authority, Revenue (New York
University) (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/21	1,500,000	1,601,055
New York State Dormitory
Authority, Revenue (Rochester
Institute of Technology)	5.00	7/1/23	1,000,000	1,206,260
New York State Dormitory
Authority, Revenue (School
Districts Revenue Financing

Program)	5.00	10/1/18	3,040,000		3,664,446
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; National
Public Finance Guarantee Corp.)	5.25	5/15/15	500,000		538,650
New York State Dormitory
Authority, Revenue (The
Rockefeller University)	5.00	7/1/25	1,000,000		1,233,880
New York State Dormitory
Authority, Revenue (The
Rockefeller University)	5.00	7/1/40	3,000,000		3,481,410
New York State Dormitory
Authority, Revenue (Vassar
College)	5.00	7/1/15	675,000		751,748
New York State Dormitory
Authority, Revenue (Yeshiva
University)	5.00	11/1/20	3,190,000		3,963,671
New York State Dormitory
Authority, Secured HR (The
Bronx-Lebanon Hospital Center)	4.00	8/15/14	1,000,000		1,057,800
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.00	3/15/16	485,000		514,828
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.75	3/15/36	1,000,000		1,260,740
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)
(Prerefunded)	5.00	3/15/14	515,000	a	546,255
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.00	2/15/20	1,110,000		1,403,562
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.00	3/15/21	1,000,000		1,285,480
New York State Dormitory
Authority, Third General
Resolution Revenue (State
University Educational
Facilities Issue)	4.00	5/15/20	1,000,000		1,185,080
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Projects -
Second Resolution Bonds)	5.00	6/15/23	3,000,000		3,627,330
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Projects)	5.00	6/15/30	1,000,000		1,066,730
New York State Medical Care
Facilities Finance Agency,
Secured Mortgage Revenue
(Collateralized; SONYMA)	6.38	11/15/20	210,000		210,947

New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.38	10/1/17	225,000	225,601
New York State Municipal Bond Bank
Agency, Recovery Act Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	5/15/16	2,000,000	2,294,440
New York State Power Authority,
Revenue (Insured; FGIC)	5.00	11/15/20	1,000,000	1,130,750
New York State Thruway Authority,
General Revenue	5.00	1/1/20	1,500,000	1,855,635
New York State Thruway Authority,
General Revenue (Insured;
AMBAC)	5.00	1/1/19	1,000,000	1,090,530
New York State Thruway Authority,
General Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	1/1/24	1,000,000	1,171,570
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/25	2,000,000	2,275,680
New York State Thruway Authority,
State Personal Income Tax
Revenue (Transportation)	5.00	3/15/26	2,200,000	2,711,940
New York State Urban Development
Corporation, Revenue	5.50	1/1/19	1,140,000	1,412,882
New York State Urban Development
Corporation, Service Contract
Revenue	5.00	1/1/21	5,000,000	6,170,300
New York State Urban Development
Corporation, Service Contract
Revenue	5.25	1/1/24	2,375,000	2,840,358
Onondaga County Trust for Cultural
Resources, Revenue (Syracuse
University Project)	5.00	12/1/19	2,500,000	3,097,400
Orange County,
GO	5.00	7/15/19	1,000,000	1,117,700
Orange County,
GO	5.00	7/15/20	1,000,000	1,116,590
Oyster Bay,
Public Improvement GO	5.00	2/15/16	1,000,000	1,121,750
Oyster Bay,
Public Improvement GO	3.00	8/15/16	2,000,000	2,131,300
Patchogue-Medford Union Free
School District, GO (Insured;
Assured Guaranty Municipal
Corp.)	4.00	10/1/21	1,555,000	1,782,528
Port Authority of New York and New
Jersey (Consolidated Bonds,
140th Series) (Insured;
Assured Guaranty Municipal
Corp.)	5.00	12/1/19	1,000,000	1,121,230
Port Authority of New York and New
Jersey (Consolidated Bonds,
142nd Series)	5.00	7/15/21	1,000,000	1,125,790
Port Authority of New York and New
Jersey (Consolidated Bonds,
173rd Series)	5.00	12/1/18	1,000,000	1,223,800
Port Authority of New York and New

Jersey (Consolidated Bonds,
173rd Series)	4.00	12/1/23	1,000,000		1,177,230
Sales Tax Asset Receivable
Corporation, Sales Tax Asset
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	10/15/25	1,450,000		1,569,045
Suffolk County,
GO	5.00	4/1/19	1,400,000		1,669,416
Suffolk County Industrial
Development Agency, Civic
Facility Revenue (New York
Institute of Technology
Project)	5.00	3/1/26	750,000		780,390
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue (Prerefunded)	5.25	1/1/22	1,000,000	a	1,326,890
Triborough Bridge and Tunnel
Authority, General Revenue	5.25	11/15/15	1,000,000		1,141,060
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/31	1,000,000		1,228,580
Westchester County Health Care
Corporation, Senior Lien
Revenue	5.00	11/1/20	1,400,000		1,675,688
Westchester County Health Care
Corporation, Senior Lien
Revenue	5.00	11/1/24	1,500,000		1,734,735
U.S. Related--6.5%
Guam,
Business Privilege Tax Revenue	5.00	1/1/24	1,000,000		1,198,010
Guam,
Hotel Occupancy Tax Revenue	5.00	11/1/16	1,000,000		1,105,810
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/19	2,500,000		2,800,350
Puerto Rico Electric Power
Authority, Power Revenue	5.38	7/1/24	1,000,000		1,088,270
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; XLCA)	5.50	7/1/17	1,000,000		1,130,590
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/15	3,500,000		3,738,105
Puerto Rico Housing Finance
Authority, Capital Fund
Program Revenue (Puerto Rico
Housing Administration
Projects)	5.00	12/1/18	260,000		270,668
Puerto Rico Housing Finance
Authority, Capital Fund
Program Revenue (Puerto Rico
Housing Administration
Projects)	5.00	12/1/19	270,000		280,803
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue	5.75	7/1/22	1,000,000		1,077,100
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.75	8/1/32	1,700,000	b	1,797,155

Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.25	8/1/33	500,000	b	448,260
Total Long-Term Municipal Investments
(cost $205,709,241)					225,426,640
Short-Term Municipal	Coupon	Maturity	Principal
Investments--.7%	Rate (%)	Date	Amount ($)		Value ($)
New York;
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.16	12/3/12	100,000	c	100,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.16	12/3/12	600,000	c	600,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.17	12/3/12	900,000	c	900,000
Total Short-Term Municipal Investments
(cost $1,600,000)					1,600,000
Total Investments (cost $207,309,241)			98.7%		227,026,640
Cash and Receivables (Net)			1.3%		3,092,248
Net Assets			100.0%		230,118,888

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
c	Variable rate demand note - rate shown is the interest rate in effect at November 30, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At November 30, 2012, net unrealized appreciation on investments was $19,717,399 of which $19,719,066 related to appreciated investment securities and $1,667 related to depreciated investment securities. At November 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association

GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt Liquidity Option
Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

STATEMENT OF FINANCIAL FUTURES
November 30, 2012 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 11/30/2012 ($)
Financial Futures Short
U.S. Treasury 10 Year Notes	40	(5,365,000)	December 2012	(39,375)

The following is a summary of the inputs used as of November 30, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	227,026,640	-	227,026,640
Liabilities ($)
Other Financial Instruments:
Financial Futures+	(39,375)	-	-	(39,375)

+ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended November 30, 2012 is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund
November 30, 2012 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--99.0%	Rate (%)	Date	Amount ($)		Value ($)
Alabama--1.5%
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/15	2,500,000		2,502,875
Jefferson County,
Limited Obligation School
Warrants (Insured; Assured
Guaranty Municipal Corp.)	5.50	1/1/21	3,500,000		3,564,645
Arizona--.3%
University Medical Center
Corporation, HR	5.25	7/1/15	1,160,000		1,231,966
California--4.8%
Agua Caliente Band,
Cahuilla Indians Revenue	6.00	7/1/18	1,500,000	a	1,483,965
Alameda Corridor Transportation
Authority, Subordinate Lien
Revenue (Insured; AMBAC)	5.25	10/1/21	2,000,000		2,312,640
California,
GO	5.50	6/1/20	45,000		45,187
California,
GO	5.50	11/1/33	6,200,000		6,452,216
California,
GO (Various Purpose)	6.50	4/1/33	1,000,000		1,286,100
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.88	1/15/27	6,000,000		6,214,320
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Insured;
AMBAC)	5.00	6/1/21	2,000,000		2,005,120
Colorado--1.4%
Northwest Parkway Public Highway
Authority, Revenue (Insured;
AMBAC) (Prerefunded)	5.70	6/15/16	5,000,000	b	5,889,950
Florida--1.6%
Lake County School Board,
COP (Master Lease Purchase
Agreement)	5.00	6/1/27	1,620,000		1,895,951
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement) (Insured; National
Public Finance Guarantee Corp.)	5.00	5/1/25	3,000,000		3,423,300
Tampa,
Sales Tax Revenue	5.00	10/1/25	1,000,000		1,240,300
Illinois--.3%

Illinois,
GO (Insured; National Public
Finance Guarantee Corp.)	5.50	8/1/17	1,000,000		1,177,690
Massachusetts--.1%
Massachusetts Housing Finance
Agency, Housing Revenue	5.13	12/1/34	350,000		356,156
Michigan--.6%
Detroit City School District,
School Buildings and Site
Improvement Bonds (Insured;
FGIC)	5.25	5/1/17	2,000,000		2,317,860
New York--1.5%
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.00	12/15/30	5,000,000		6,278,250
Ohio--.9%
Ohio,
HR (Cleveland Clinic Health
System Obligated Group)	5.00	1/1/25	3,000,000		3,564,060
Pennsylvania--77.9%
Allegheny County Airport
Authority, Airport Revenue
(Pittsburgh International
Airport) (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/17	1,000,000		1,144,400
Allegheny County Hospital
Development Authority, Revenue
(University of Pittsburgh
Medical Center)	5.00	10/15/22	1,250,000		1,573,775
Allegheny County Port Authority,
Special Transportation Revenue	5.25	3/1/24	5,000,000		6,072,600
Allegheny County Sanitary
Authority, Sewer Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	12/1/18	2,560,000		2,866,125
Allegheny County Sanitary
Authority, Sewer Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	12/1/21	4,815,000		5,355,917
Allentown School District,
GO	5.00	2/15/22	5,875,000		6,942,722
Beaver County Hospital Authority,
Revenue (Heritage Valley
Health System, Inc.)	5.00	5/15/23	1,370,000		1,648,754
Beaver County Hospital Authority,
Revenue (Heritage Valley
Health System, Inc.)	5.00	5/15/25	1,250,000		1,481,150
Berks County Municipal Authority,
Revenue (The Reading Hospital
and Medical Center Project)	5.00	11/1/19	2,000,000		2,442,380
Bucks County,
GO	5.00	6/1/23	1,955,000		2,518,959
Central Bucks School District,
GO (Prerefunded)	5.00	5/15/18	5,000,000	b	6,169,350

Central Dauphin School District,
GO (Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	6.75	2/1/16	5,000,000	b	5,990,500
Central Dauphin School District,
GO (Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	7.00	2/1/16	1,630,000	b	1,965,128
Chester County,
GO	5.00	8/15/18	4,545,000		5,075,401
Chester County,
GO	5.00	7/15/25	3,060,000		3,700,550
Chester County,
GO (Prerefunded)	5.00	7/15/19	1,940,000	b	2,458,407
Commonwealth Financing Authority
of Pennsylvania, Revenue	5.00	6/1/24	5,000,000		6,054,950
Delaware County Authority,
University Revenue (Villanova
University) (Insured; AMBAC)	5.00	8/1/20	2,095,000		2,390,458
Downingtown Area School District,
GO	5.00	11/1/18	2,010,000		2,493,827
East Stroudsburg Area School
District, GO (Insured; Assured
Guaranty Municipal Corp.)
(Prerefunded)	7.50	9/1/16	2,500,000	b	3,149,250
Easton Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	7.50	4/1/18	1,000,000		1,218,110
Easton Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	7.50	4/1/21	3,000,000		3,601,530
Easton Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	7.50	4/1/22	3,000,000		3,601,530
Easton Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.50	4/1/23	2,260,000		2,754,533
Erie County,
GO (Insured; National Public
Finance Guarantee Corp.)	5.50	9/1/22	1,640,000		2,173,935
Greater Johnstown School District,
GO	5.00	8/1/23	3,545,000		4,306,679
Lehigh County General Purpose
Authority, Revenue (Good
Shepherd Group)	5.25	11/1/14	1,405,000		1,472,173
Lower Merion School District,
GO	5.00	5/15/18	4,735,000		5,823,766
Lower Merion School District,
GO	5.00	9/1/22	2,980,000		3,536,008
Monroeville Finance Authority,
Revenue (University of
Pittsburgh Medical Center)	5.00	2/15/22	1,500,000		1,869,405
Montgomery County,
GO	5.00	12/15/17	2,025,000		2,450,898

Montgomery County,
GO	5.00	12/15/24	2,890,000	3,539,065
Montgomery County Industrial
Development Authority, FHA
Insured Mortgage Revenue (New
Regional Medical Center
Project)	5.50	8/1/25	1,000,000	1,213,990
Parkland School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.38	9/1/16	1,490,000	1,744,224
Pennsylvania,
GO	5.00	7/1/20	10,000,000	12,768,300
Pennsylvania,
GO	5.00	11/15/23	5,000,000	6,362,800
Pennsylvania Economic Development
Financing Authority, Exempt
Facilities Revenue (Amtrak
Project)	5.00	11/1/26	1,000,000	1,164,130
Pennsylvania Economic Development
Financing Authority, Exempt
Facilities Revenue (Amtrak
Project)	5.00	11/1/27	1,535,000	1,777,822
Pennsylvania Economic Development
Financing Authority, Exempt
Facilities Revenue (Amtrak
Project)	5.00	11/1/32	2,425,000	2,759,165
Pennsylvania Economic Development
Financing Authority,
Governmental LR (Forum Place
Project)	5.00	3/1/25	1,000,000	1,213,620
Pennsylvania Economic Development
Financing Authority, SWDR
(Waste Management, Inc.
Project)	4.70	11/1/14	5,000,000	5,382,650
Pennsylvania Economic Development
Financing Authority,
Unemployment Compensation
Revenue	5.00	7/1/19	10,000,000	12,583,300
Pennsylvania Economic Development
Financing Authority,
Unemployment Compensation
Revenue	5.00	1/1/22	5,000,000	5,892,300
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Saint Joseph's University)	5.00	11/1/25	2,010,000	2,365,810
Pennsylvania Higher Educational
Facilities Authority, Revenue
(State System of Higher
Education)	5.25	6/15/24	5,000,000	6,347,350
Pennsylvania Higher Educational
Facilities Authority, Revenue
(The Trustees of the
University of Pennsylvania)	5.00	9/1/19	6,090,000	7,668,589
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Thomas Jefferson University)

(Insured; AMBAC)	5.25	9/1/17	1,700,000	1,986,926
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Thomas Jefferson University)
(Insured; AMBAC)	5.25	9/1/18	1,485,000	1,774,323
Pennsylvania Housing Finance
Agency, SFMR	5.00	10/1/23	1,000,000	1,002,780
Pennsylvania Industrial
Development Authority, EDR	5.00	7/1/19	3,000,000	3,659,250
Pennsylvania Industrial
Development Authority, EDR	5.00	7/1/21	3,450,000	4,323,057
Pennsylvania Intergovernmental
Cooperation Authority, Special
Tax Revenue (City of
Philadelphia Funding Program)	5.00	6/15/22	3,395,000	4,194,319
Pennsylvania State University,
GO	5.00	3/1/21	2,805,000	3,385,467
Pennsylvania State University,
GO	5.00	3/1/27	2,195,000	2,623,223
Pennsylvania Turnpike Commission,
Registration Fee Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	7/15/24	5,000,000	6,397,000
Pennsylvania Turnpike Commission,
Registration Fee Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	7/15/25	5,000,000	6,445,500
Pennsylvania Turnpike Commission,
Turnpike Revenue (Insured;
AMBAC)	5.00	12/1/29	5,000,000	5,428,850
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	12/1/19	2,195,000	2,659,221
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	6/1/26	5,000,000	5,901,300
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue
(Insured; Assured Guaranty
Municipal Corp.)	6.00	6/1/28	1,500,000	1,847,670
Philadelphia,
Airport Revenue	5.00	6/15/20	1,750,000	2,064,405
Philadelphia,
Airport Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	6/15/18	1,370,000	1,617,655
Philadelphia,
Water and Wastewater Revenue	5.00	11/1/18	1,100,000	1,329,130
Philadelphia,
Water and Wastewater Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	7/1/18	5,000,000	5,508,700
Philadelphia School District,
GO	5.00	9/1/20	1,805,000	2,192,768
Philadelphia School District,
GO (Insured; AMBAC)	5.00	4/1/17	5,000,000	5,387,000

Pittsburgh,
GO	5.00	9/1/25	2,000,000	2,415,860
Pittsburgh,
GO	5.00	9/1/26	5,000,000	6,007,650
Pittsburgh School District
GO (Insured; Assured Guaranty
Municipal Corp.)	5.50	9/1/16	4,000,000	4,640,760
Pittsburgh School District
GO (Insured; Assured Guaranty
Municipal Corp.)	5.50	9/1/18	1,000,000	1,226,330
Pocono Mountain School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	9/1/22	5,270,000	5,907,196
Saint Mary Hospital Authority,
Health System Revenue
(Catholic Health East Issue)	5.00	11/15/17	2,085,000	2,413,513
Saint Mary Hospital Authority,
Health System Revenue
(Catholic Health East Issue)	5.00	11/15/21	1,000,000	1,048,280
Saint Mary Hospital Authority,
Health System Revenue
(Catholic Health East Issue)	5.00	11/15/22	2,000,000	2,292,700
Southeastern Pennsylvania
Transportation Authority,
Capital Grant Receipts Bonds
(Federal Transit
Administration Section 5309
Fixed Guideway Modernization
Formula Funds)	5.00	6/1/23	2,000,000	2,459,640
Southeastern Pennsylvania
Transportation Authority,
Revenue	5.00	3/1/26	3,000,000	3,544,740
State Public School Building
Authority, College Revenue
(Harrisburg Area Community
College Poject)	5.00	10/1/20	2,265,000	2,683,685
State Public School Building
Authority, School Lease
Revenue (The School District
of Philadelphia Project)	5.00	4/1/21	1,000,000	1,216,840
State Public School Building
Authority, School Revenue
(Chester Upland School
District Project) (Insured;
Assured Guaranty Municipal
Corp.)	5.25	9/15/24	5,780,000	7,056,397
Susquehanna Area Regional Airport
Authority, Airport System
Revenue	5.38	1/1/18	5,975,000	5,982,528
Susquehanna Area Regional Airport
Authority, Airport System
Revenue (Insured; AMBAC)	5.50	1/1/20	4,370,000	4,374,457
Susquehanna Area Regional Airport
Authority, Airport System
Revenue (Insured; AMBAC)	5.00	1/1/33	1,000,000	1,000,130

University of Pittsburgh - of the
Commonwealth System of Higher
Education, University Capital
Project Bonds	5.50	9/15/21	2,500,000		3,167,550
University of Pittsburgh - of the
Commonwealth System of Higher
Education, University Capital
Project Bonds	5.00	9/15/28	1,580,000		1,927,237
Upper Darby School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	5/1/18	2,870,000		3,153,814
West Chester Area School District,
GO	4.00	5/15/21	5,000,000		6,085,600
West Mifflin Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.50	4/1/24	1,060,000		1,281,158
Westmoreland County,
GO (Insured; National Public
Finance Guarantee Corp.)	0.00	12/1/15	1,500,000	c	1,403,790
York County Solid Waste and Refuse
Authority, Solid Waste System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.50	12/1/14	1,000,000		1,095,070
South Carolina--.6%
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.50	12/1/18	2,000,000		2,506,120
U.S. Related--7.5%
Guam,
Business Privilege Tax Revenue	5.00	1/1/24	1,500,000		1,797,015
Guam,
LOR (Section 30)	5.63	12/1/29	1,000,000		1,145,320
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; AMBAC)	5.50	7/1/19	3,000,000		3,360,420
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; FGIC)	5.50	7/1/18	5,000,000		5,578,450
Puerto Rico Electric Power
Authority, Power Revenue	5.38	7/1/24	2,000,000		2,176,540
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/14	5,000,000		5,292,800
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/15	1,870,000		1,997,216
Puerto Rico Infrastructure
Financing Authority, Revenue
(Ports Authority Project)	6.00	12/15/26	2,500,000		2,845,075
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/21	5,000,000		5,247,950
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue

(First Subordinate Series)	0/6.75	8/1/32	1,000,000	d	1,057,150
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.25	8/1/33	500,000	d	448,260
Total Long-Term Municipal Investments
(cost $371,359,979)					405,894,621
Short-Term Municipal	Coupon	Maturity	Principal
Investments--.2%	Rate (%)	Date	Amount ($)		Value ($)
Missouri--.0%
Missouri Health and Educational
Facilities Authority,
Educational Facilities Revenue
(The Washington University)
(Liquidity Facility; JPMorgan
Chase Bank)	0.18	12/3/12	100,000	e	100,000
Vermont--.2%
Vermont Educational and Health
Buildings Financing Agency,
Revenue (Brattleboro Memorial
Hospital Project) (LOC; TD
Bank)	0.19	12/3/12	695,000	e	695,000
Virginia--.0%
Virginia Commonwealth University
Health System Authority,
General Revenue (LOC; Branch
Banking and Trust Co.)	0.16	12/3/12	200,000	e	200,000
Total Short-Term Municipal Investments
(cost $995,000)					995,000
Total Investments (cost $372,354,979)			99.2%		406,889,621
Cash and Receivables (Net)			.8%		3,391,751
Net Assets			100.0%		410,281,372

a	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2012, these securities were valued at $1,483,965 or 0.4% of net assets.
b	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c	Security issued with a zero coupon. Income is recognized through the accretion of discount.
d	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
e	Variable rate demand note - rate shown is the interest rate in effect at November 30, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At November 30, 2012, net unrealized appreciation on investments was $34,534,642 of which $34,606,637 related to appreciated investment securities and $71,995 related to depreciated investment securities. At November 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes

BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt Liquidity Option
Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

STATEMENT OF FINANCIAL FUTURES
November 30, 2012 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 11/30/2012 ($)
Financial Futures Short
U.S. Treasury 10 Year Notes	90	(12,071,250)	December 2012	(88,594)

The following is a summary of the inputs used as of November 30, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	406,889,621	-	406,889,621
Liabilities ($)
Other Financial Instruments:
Financial Futures+	(88,594)	-	-	(88,594)

+ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended November 30, 2012 is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Short-Term U.S. Government Securities Fund
November 30, 2012 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--99.9%	Rate (%)	Date	Amount ($)		Value ($)
Commercial Mortgage Pass-Through Ctfs.--4.9%
Bear Stearns Commercial Mortgage
Security, Ser. 2006-T24, Cl. A3	5.53	10/12/41	3,109,717		3,184,829
CS First Boston Mortgage
Securities, Ser. 2003-CPN1,
Cl. A2	4.60	3/15/35	2,552,521		2,562,373
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-LDP1, Cl. A2	4.63	3/15/46	1,021,648		1,024,262
Morgan Stanley Capital I Trust,
Ser. 2006-HQ8, Cl. AAB	5.42	3/12/44	2,831,872	a	2,840,653
Prudential Commercial Mortgage
Trust, Ser. 2003-PWR1, Cl. A2	4.49	2/11/36	4,603,702		4,615,430
					14,227,547
Municipal Bonds--5.7%
California,
GO (Various Purpose)	5.25	4/1/14	1,000,000		1,059,560
Illinois,
GO	4.42	1/1/15	1,700,000		1,805,927
Nassau County Interim Finance
Authority, Revenue	0.86	11/15/15	2,500,000		2,518,725
New York City,
GO	5.13	12/1/15	1,100,000		1,241,394
North Texas Tollway Authority,
Special Projects System
Revenue, BAN	2.44	9/1/13	2,960,000		3,004,311
Regional Transportation Authority
of Illinois, GO Working Cash
Notes	1.06	6/1/14	3,000,000		3,008,040
University of California Regents,
General Revenue	0.79	7/1/14	3,000,000	a	3,005,760
University of California Regents,
General Revenue (Build America
Bonds)	1.99	5/1/13	840,000	a	845,141
					16,488,858
U.S. Government Agencies--9.0%
Federal Farm Credit Bank,

Bonds	0.50	6/23/15	3,500,000		3,515,361
Federal Home Loan Bank,
Bonds	0.50	10/16/15	4,000,000		4,001,600
Federal Home Loan Mortgage Corp.,
Notes	0.63	8/21/15	2,750,000	b	2,761,784
Federal National Mortgage
Association, Notes, Ser. 0001	0.60	2/22/16	4,500,000	b	4,503,078
Federal National Mortgage
Association, Notes, Ser. 0001	0.70	4/30/15	4,250,000	b	4,255,886
Federal National Mortgage
Association, Notes	0.75	12/19/14	7,000,000	b	7,065,576
					26,103,285

U.S. Government Agencies/Mortgage-Backed--22.1%
Federal Home Loan Mortgage Corp.:
REMIC, Ser. 3565, Cl. XA,
4.00%, 8/15/22	1,815,178	b	1,852,283
REMIC, Ser. 2937, Cl. VC,
5.00%, 6/15/14	80,272	b	80,252
REMIC, Ser. 3689, Cl. AB,
2.00%, 12/15/27	628,098	b	632,903
REMIC, Ser. 2627, Cl. KW,
3.14%, 11/15/17	719,508	b	727,305
REMIC, Ser. 2675, Cl. CK,
4.00%, 9/15/18	341,648	b	360,230
REMIC, Ser. 3578, Cl. AM,
4.50%, 9/15/16	1,513,203	b	1,568,403
REMIC, Ser. 2495, Cl. UC,
5.00%, 7/15/32	33,024	b	34,807
REMIC, Ser. 3413, Cl. A,
5.50%, 4/15/37	5,191,153	b	5,248,261
Federal National Mortgage Association:
2.50%, 3/1/22	2,557,537	b	2,680,273
4.50%, 8/1/13	5,398	b	5,618
5.00%, 11/1/13	69,436	b	72,994
REMIC, Ser. 2011-65, Cl. A,
4.00%, 10/25/31	2,393,563	b	2,408,582
REMIC, Ser. 2003-65, Cl. CA,
3.75%, 7/25/18	137,589	b	137,728
REMIC, Ser. 2008-23, Cl. A,
4.50%, 10/25/22	845,213	b	877,304
REMIC, Ser. 2005-85,
Cl. AJ, 4.50%, 2/25/24	925,171	b	935,606
REMIC, Ser. 2003-49, Cl. YD,
5.50%, 6/25/23	1,344,000	b	1,468,081
REMIC, Ser. 2009-12, CI.
KA, 5.50%, 2/25/38	975,864	b	988,611
REMIC, Ser. 2010-13, Cl. KA,
2.00%, 12/25/18	3,737,901	b	3,819,365
Government National Mortgage Association I:
Ser. 2012-22, Cl. AB, 1.66%,
3/16/33	977,079		997,573
Ser. 2010-159, Cl. A,
2.16%, 1/16/33	2,355,600		2,400,708
Ser. 2011-16, Cl. A, 2.21%,
11/16/34	2,727,684		2,783,737

Ser. 2010-100, Cl. A,
2.35%, 6/16/50	1,213,841		1,230,067
Ser. 2011-49, Cl. A, 2.45%,
7/16/38	1,159,704		1,197,761
Ser. 2004-23, Cl. AB,
3.63%, 9/16/27	206,636		211,580
Ser. 2005-76, Cl. A, 3.96%,
5/16/30	201,032		204,126
Ser. 2009-37, Cl. AB,
4.02%, 3/16/37	4,127,261		4,254,651
Ser. 2009-19, Cl. AE, 4.07%,
11/16/40	1,252,652		1,274,675
Ser. 2009-4, Cl. AB, 4.80%,
11/16/37	2,595,201		2,690,162
Ser. 2004-12, Cl. BA,
4.81%, 8/16/32	2,789,300		2,828,442
Ser. 2003-48, Cl. C, 4.89%,
7/16/34	1,500,000		1,576,306
Ser. 2004-108, Cl. C, 5.04%,
12/16/32	2,260,966	a	2,344,292
Ser. 2007-75, Cl. B, 5.05%,
3/16/36	1,108,514		1,136,381
Ser. 2006-3, Cl. B, 5.09%,
1/16/37	2,444,878	a	2,570,948
Ser. 2003-64, Cl. E, 5.15%,
4/16/39	1,174,653	a	1,184,422
Ser. 2006-68, Cl. B, 5.16%,
6/16/31	792,841	a	804,054
Ser. 2006-18, Cl. C, 5.19%,
10/16/32	2,000,000	a	2,094,137
Ser. 2007-13, Cl. B, 5.19%,
5/16/39	901,804		916,869
Ser. 2004-50, Cl. C, 5.32%,
8/16/30	11,303	a	11,312
Ser. 2006-32, Cl. B, 5.35%,
7/16/36	1,610,059	a	1,690,912
Ser. 2006-39, Cl. C, 5.48%,
5/16/34	894,244	a	903,635
Ser. 2006-46, Cl. B, 5.56%,
6/16/34	1,590,243	a	1,678,121
Ser. 2007-56, Cl. NC, 5.75%,
9/20/36	3,447,539		3,571,239
			64,454,716

U.S. Government Securities--58.2%
U.S. Treasury Notes:
0.25%, 12/15/14	13,500,000	c	13,497,894
0.25%, 1/15/15	12,000,000	c	11,994,372
0.25%, 2/15/15	12,500,000	c	12,494,138
0.25%, 5/15/15	10,250,000	c	10,241,995
0.25%, 7/15/15	14,000,000	c	13,983,592
0.25%, 8/15/15	12,000,000	c	11,983,128
0.25%, 9/15/15	12,000,000	c	11,980,320
0.25%, 10/15/15	12,000,000	c	11,978,436
0.38%, 11/15/14	7,500,000	c	7,517,872
0.38%, 4/15/15	12,000,000	c	12,026,256
0.38%, 6/15/15	12,000,000	c	12,025,320
0.38%, 11/15/15	2,250,000		2,253,868
1.25%, 8/31/15	12,000,000	c	12,308,436
1.75%, 7/31/15	12,000,000	c	12,458,436
2.50%, 3/31/15	12,000,000	c	12,619,692
			169,363,755
Total Bonds and Notes
(cost $290,731,854)			290,638,161

Other Investment--1.1%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,164,925)	3,164,925	[d]	3,164,925
Total Investments (cost $293,896,779)	101.0%		293,803,086
Liabilities, Less Cash and Receivables	(1.0%)		(2,852,077)
Net Assets	100.0%		290,951,009

BAN--Bond Anticipation Notes
GO--General Obligation
REMIC--Real Mortagage Investment Conduit

a	Variable rate security--interest rate subject to periodic change.
b	The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
c	Security, or portion thereof, on loan. At November 30, 2012, the value of the fund's securities on loan was
$125,165,520 and the value of the collateral held by the fund was $127,889,340, consisting of U.S. Government &
Agency securities.
d	Investment in affiliated money market mutual fund.

At November 30, 2012, net unrealized depreciation on investments was $93,693 of which $683,452 related to appreciated investment securities and $777,145 related to depreciated investment securities. At November 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government & Agencies	89.3
Municipal Bonds	5.7
Asset/Mortgage-Backed	4.9
Money Market Investment	1.1
101.0

† Based on net assets.

The following is a summary of the inputs used as of November 30, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Commercial Mortgage-Backed	-	14,227,547	-	14,227,547
Municipal Bonds	-	16,488,858	-	16,488,858
Mutual Funds	3,164,925	-	-	3,164,925
U.S. Government Agencies/Mortgage-Backed	-	90,558,001	-	90,558,001
U.S. Treasury	-	169,363,755	-	169,363,755

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Small Cap Multi-Strategy Fund
November 30, 2012 (Unaudited)

Common Stocks--99.1%	Shares		Value ($)
Automobiles & Components--3.1%
American Axle & Manufacturing
Holdings	110,930	a	1,160,328
Dana Holding	238,750		3,385,475
Drew Industries	24,860	a	806,956
Tenneco	16,800	a	538,776
Thor Industries	28,170		1,063,136
Tower International	55,320	a	434,262
			7,388,933
Banks--6.1%
Associated Banc-Corp	38,780		498,323
Bancorp	19,860	a	231,568
BancorpSouth	28,070		371,366
Brookline Bancorp	53,380		451,595
Cardinal Financial	23,410		351,150
City National	10,990		535,103
CoBiz Financial	20,430		143,419
CVB Financial	64,650		656,844
First Commonwealth Financial	159,400		1,021,754
First Horizon National	94,210		891,227
First Midwest Bancorp	49,090		613,625
Hancock Holding	49,420		1,552,776
Lakeland Financial	7,350		181,839
MB Financial	37,600		730,944
National Penn Bancshares	49,510		468,860
Oritani Financial	24,560		358,576
PacWest Bancorp	20,880		520,121
PrivateBancorp	32,690		535,789
Prosperity Bancshares	11,900		489,447
Provident Financial Services	33,130		480,054
SCBT Financial	19,140		741,675
Susquehanna Bancshares	52,960		544,429
Washington Trust Bancorp	5,810		146,528
Webster Financial	31,230		650,209
Western Alliance Bancorp	51,910	a	527,406
Wintrust Financial	22,880		841,755
			14,536,382
Capital Goods--7.6%
Aerovironment	23,930	a	488,411
Apogee Enterprises	18,505		424,135
Applied Industrial Technologies	13,030		521,591
Armstrong World Industries	13,660		689,967
Astec Industries	15,190		439,750
Beacon Roofing Supply	12,880	a	397,219
Columbus McKinnon	3,120	a	46,675
Comfort Systems USA	25,010		270,358
Commercial Vehicle Group	35,130	a	281,391
Crane	14,650		621,746
DXP Enterprises	11,160	a	538,916
EMCOR Group	12,510		410,953
Foster Wheeler	35,300	a	792,838
FreightCar America	11,780		247,733
GrafTech International	14,020	a,b	135,994

Granite Construction	91,020		2,785,212
Hexcel	34,310	a	886,913
II-VI	24,110	a	412,522
Middleby	4,520	a	575,803
MRC Global	49,420		1,385,243
Orion Marine Group	47,160	a	334,836
Teledyne Technologies	14,070	a	886,410
Titan International	18,220	b	370,413
Trinity Industries	44,480		1,413,130
Triumph Group	11,550		757,796
Watts Water Technologies, Cl. A	28,700		1,173,543
WESCO International	11,880	a	768,042
			18,057,540
Commercial & Professional Services--6.2%
Brink's	23,010		631,855
Corporate Executive Board	13,310		569,668
Encore Capital Group	11,240	a	298,759
Equifax	19,090		978,172
Exponent	6,820	a	364,461
Herman Miller	90,790		1,917,485
InnerWorkings	43,040	a,b	559,950
Interface	76,100		1,117,909
Korn/Ferry International	40,430	a	583,001
McGrath RentCorp	15,340		429,827
Portfolio Recovery Associates	14,742	a	1,456,804
Steelcase, Cl. A	243,120		2,829,917
Tetra Tech	13,880	a	357,549
TrueBlue	182,700	a	2,603,475
			14,698,832
Consumer Durables & Apparel--7.4%
Brunswick	28,110		724,395
Cavco Industries	5,160	a,b	265,740
Deckers Outdoor	3,830	a	146,651
Ethan Allen Interiors	17,480	b	507,095
Fifth & Pacific	186,780	a,b	2,250,699
Jarden	7,900		417,989
Jones Group	258,550		3,040,548
KB Home	50,580	b	726,329
La-Z-Boy	32,060		478,335
M/I Homes	24,720	a	544,087
Meritage Homes	55,780	a	1,953,416
Mohawk Industries	17,410	a	1,497,086
Newell Rubbermaid	27,030		589,524
Oxford Industries	18,320		1,001,005
Skechers USA, Cl. A	28,990	a	564,145
Standard Pacific	313,460	a,b	2,100,182
Steven Madden	9,880	a	439,759
True Religion Apparel	5,520		144,017
			17,391,002
Consumer Services--2.6%
Bloomin' Brands	23,519		372,306
Brinker International	16,840		504,358
Buffalo Wild Wings	8,290	a	600,528
Cheesecake Factory	16,900	b	577,811
Grand Canyon Education	16,340	a,b	386,931
Papa John's International	7,340	a	388,506
Scientific Games, Cl. A	93,390	a	777,939
SHFL Entertainment	62,700	a	862,752
Six Flags Entertainment	16,350		1,005,198

WMS Industries	37,230	a	629,187
			6,105,516
Diversified Financials--1.7%
Duff & Phelps, Cl. A	23,490		285,169
E*TRADE Financial	111,510	a	938,914
Nelnet, Cl. A	37,650		1,076,413
Netspend Holdings	95,400	a,b	1,111,410
Piper Jaffray	18,280	a	518,604
			3,930,510
Energy--4.3%
Approach Resources	47,740	a,b	1,121,413
Bonanza Creek Energy	790		18,723
Cloud Peak Energy	30,658	a	581,582
Diamondback Energy	20,790		374,220
Dril-Quip	12,750	a	897,217
Exterran Holdings	28,410	a	592,917
Geospace Technologies	13,500	a	1,028,295
Gulfport Energy	17,770	a	675,971
Helix Energy Solutions Group	14,660	a	256,697
Lufkin Industries	6,450	b	353,202
Matrix Service	15,090	a	165,537
McDermott International	55,790	a	587,469
Oasis Petroleum	30,870	a	932,891
Oil States International	4,920	a	347,942
PDC Energy	28,960	a	1,039,085
Tesco	47,100	a	508,680
Unit	16,850	a	756,902
			10,238,743
Exchange-Traded Funds--1.4%
iShares Russell 2000 Growth Index
Fund	29,890	b	2,795,014
iShares Russell 2000 Index Fund	6,080	b	499,046
iShares Russell 2000 Value Index
Fund	1,490	b	109,068
			3,403,128
Food & Staples Retailing--1.6%
Casey's General Stores	27,660		1,366,404
Chefs' Warehouse	18,020	a	284,896
Harris Teeter Supermarkets	35,480		1,347,885
United Natural Foods	15,220	a	787,939
			3,787,124
Food, Beverage & Tobacco--1.0%
Dole Food	77,506	a	889,769
Flowers Foods	25,720		605,449
Lancaster Colony	5,310		402,179
Smart Balance	38,560	a,b	479,301
			2,376,698
Health Care Equipment & Services--6.5%
Acadia Healthcare	25,177	a	577,812
Accuray	50,510	a	317,203
Air Methods	4,860	a	530,566
Align Technology	29,000	a	794,310
Analogic	9,600		707,232
Catamaran	21,800	a	1,061,442
Centene	17,680	a	776,329
Computer Programs & Systems	4,010		200,781
Haemonetics	8,810	a	713,874
Hanger	128,260	a	3,348,869
HealthSouth	36,000	a	791,640

HMS Holdings	30,450	a	705,526
ICU Medical	8,360	a	492,320
LifePoint Hospitals	13,990	a	503,360
Merit Medical Systems	169,130	a	2,347,524
Natus Medical	48,160	a	545,171
Omnicell	33,070	a	504,979
WellCare Health Plans	11,790	a	569,103
			15,488,041
Household & Personal Products--.9%
Elizabeth Arden	18,600	a	863,226
Inter Parfums	57,580		1,152,752
			2,015,978
Insurance--2.8%
Arthur J. Gallagher & Co.	21,720		793,214
Brown & Brown	93,310		2,504,440
Employers Holdings	35,497		677,638
First American Financial	42,890		1,020,782
ProAssurance	6,450		584,886
Protective Life	25,790		700,198
RLI	6,290		405,328
			6,686,486
Materials--4.6%
Allied Nevada Gold	10,360	a	337,218
AMCOL International	17,210		519,570
Buckeye Technologies	18,540		513,929
Carpenter Technology	17,120		829,635
Coeur d'Alene Mines	29,820	a	693,613
Cytec Industries	14,980		1,028,227
Georgia Gulf	34,690	b	1,590,883
Innophos Holdings	9,580		458,978
Innospec	29,230	a	930,391
KapStone Paper and Packaging	42,670	a	935,326
Louisiana-Pacific	41,230	a	718,227
OMNOVA Solutions	129,930	a	964,081
Zoltek	174,810	a,b	1,232,411
			10,752,489
Media--1.0%
DreamWorks Animation SKG, Cl. A	57,760	a,b	989,429
John Wiley & Sons, Cl. A	4,950		211,365
Lions Gate Entertainment	51,120	a,b	837,346
Meredith	981	b	30,588
Sinclair Broadcast Group, Cl. A	33,250		366,747
			2,435,475
Pharmaceuticals, Biotech & Life Sciences--5.4%
Affymax	20,490	a	500,776
Alexion Pharmaceuticals	7,790	a	747,996
Alkermes	52,350	a	1,010,878
Alnylam Pharmaceuticals	24,330	a,b	412,880
ARIAD Pharmaceuticals	29,770	a,b	665,657
Auxilium Pharmaceuticals	41,410	a	792,587
Bruker	24,480	a	357,408
Charles River Laboratories
International	9,830	a	377,177
Cubist Pharmaceuticals	20,040	a	813,824
Emergent BioSolutions	127,820	a	1,919,856
Jazz Pharmaceuticals	11,500	a	619,620
Nektar Therapeutics	52,600	a,b	343,478
NPS Pharmaceuticals	57,630	a	589,555
Onyx Pharmaceuticals	10,620	a	801,491

Pharmacyclics	10,040	a,b	532,622
Puma Biotechnology	14,580		300,348
Salix Pharmaceuticals	46,500	a	1,992,525
			12,778,678
Real Estate--4.7%
Corporate Office Properties Trust	17,020		420,054
CubeSmart	10,470	c	144,486
DCT Industrial Trust	102,200	c	638,750
EastGroup Properties	2,760	c	144,293
Education Realty Trust	14,210		146,505
First Potomac Realty Trust	38,530	c	451,957
Getty Realty	19,139	b,c	322,301
Hudson Pacific Properties	30,400	c	588,848
Jones Lang LaSalle	21,830		1,790,278
LaSalle Hotel Properties	44,160	c	1,064,698
Lexington Realty Trust	13,900		133,301
Mid-America Apartment Communities	9,860	c	614,475
National Health Investors	12,730	c	706,515
Pebblebrook Hotel Trust	26,130	c	544,810
Potlatch	18,500		720,575
St. Joe	71,630	a,b	1,531,449
Starwood Property Trust	36,640	c	837,590
Urstadt Biddle Properties, Cl. A	19,090	c	358,701
			11,159,586
Retailing--4.7%
Aeropostale	26,730	a	369,141
Asbury Automotive Group	22,340	a	674,445
Children's Place Retail Stores	10,104	a	491,155
Express	27,700	a	413,561
Finish Line, Cl. A	64,560		1,331,873
GameStop, Cl. A	12,540	b	329,175
Gordmans Stores	23,530	a	340,244
Guess?	18,180		470,317
Lumber Liquidators Holdings	6,050	a,b	324,764
OfficeMax	61,960		619,600
PEP Boys-Manny Moe & Jack	47,884	b	506,134
Rent-A-Center	21,660		752,902
Saks	65,510	a,b	687,855
Select Comfort	35,780	a	958,188
Tilly's, Cl. A	21,780		288,149
Tractor Supply	3,570		319,943
Williams-Sonoma	50,560		2,288,346
			11,165,792
Semiconductors & Semiconductor Equipment--3.7%
Applied Micro Circuits	377,990	a	2,581,672
ATMI	55,240	a	1,100,381
Entegris	42,605	a	381,741
Kulicke & Soffa Industries	35,810	a	409,308
Lattice Semiconductor	131,350	a	520,146
Microsemi	61,860	a	1,184,000
MKS Instruments	15,940		386,545
Power Integrations	11,160		347,188
Semtech	20,070	a	548,914
Silicon Image	150,470	a	701,190
Teradyne	33,240	a	519,874
			8,680,959
Software & Services--9.4%
Brightcove	56,140		545,681
Cardtronics	33,750	a	774,225

CoreLogic	77,040	a	1,990,714
CSG Systems International	75,460	a	1,402,047
DealerTrack Technologies	108,120	a	2,907,347
ExlService Holdings	12,900	a	346,365
Imperva	5,200		159,952
Infoblox	27,750		526,140
Jive Software	59,610	b	861,961
LogMeIn	68,190	a	1,459,266
MAXIMUS	22,220		1,399,638
Mentor Graphics	67,910	a	1,013,896
MICROS Systems	25,950	a	1,127,787
Millennial Media	50,250	b	690,937
Monotype Imaging Holdings	37,190		569,379
Parametric Technology	21,560	a	436,374
Qualys	30,930		413,843
Responsys	38,060	a	248,151
SolarWinds	6,630	a	371,479
Take-Two Interactive Software	98,199	a	1,214,722
Velti	220,447	a,b	751,724
WEX	35,050	a	2,522,198
Yelp	9,700	b	183,427
Zynga	157,210		386,737
			22,303,990
Technology Hardware & Equipment--6.7%
Acme Packet	18,530	a,b	369,673
Arris Group	58,370	a	815,429
Arrow Electronics	27,960	a	1,041,790
Aruba Networks	49,740	a,b	968,935
Brocade Communications Systems	156,360	a	888,125
Ciena	32,930	a	489,998
Cognex	13,330		477,481
Extreme Networks	90,780	a	326,808
FARO Technologies	9,770	a	344,686
FEI	7,580		417,127
IPG Photonics	5,170	a,b	305,547
Ixia	30,970	a	465,169
JDS Uniphase	173,290	a	2,102,008
NETGEAR	38,670	a	1,348,036
RADWARE	15,680	a	501,133
ScanSource	74,310	a	2,195,860
Vishay Intertechnology	285,340	a	2,767,798
			15,825,603
Transportation--4.5%
Allegiant Travel	10,044	b	743,457
Arkansas Best	57,680		477,590
Atlas Air Worldwide Holdings	11,950	a	517,196
Avis Budget Group	28,710	a	543,767
Con-way	75,520		2,121,357
Forward Air	18,960		630,420
Landstar System	45,050		2,278,178
UTi Worldwide	173,840		2,454,621
Werner Enterprises	40,089		869,530
			10,636,116
Utilities--1.2%
El Paso Electric	15,120		481,572
Hawaiian Electric Industries	25,410		632,963
NorthWestern	15,110		524,166
Portland General Electric	24,870		672,236
WGL Holdings	15,180		592,931

		2,903,868
Total Common Stocks
(cost $234,224,205)		234,747,469

Other Investment--1.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,385,862)	2,385,862 [d]	2,385,862
Investment of Cash Collateral for
Securities Loaned--10.8%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $25,662,696)	25,662,696 [d]	25,662,696
Total Investments (cost $262,272,763)	110.9%	262,796,027
Liabilities, Less Cash and Receivables	(10.9%)	(25,744,118)
Net Assets	100.0%	237,051,909

a Non-income producing security.
b Security, or portion thereof, on loan. At November 30, 2012, the value of the fund's securities on loan was $24,245,484 and the value of the collateral held by the fund was $25,662,696.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At November 30, 2012, net unrealized appreciation on investments was $523,264 of which $11,366,811 related to appreciated investment securities and $10,843,547 related to depreciated investment securities. At November 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Money Market Investments	11.8
Software & Services	9.4
Capital Goods	7.6
Consumer Durables & Apparel	7.4
Technology Hardware & Equipment	6.7
Health Care Equipment & Services	6.5
Commercial & Professional Services	6.2
Banks	6.1
Pharmaceuticals, Biotech & Life Sciences	5.4
Real Estate	4.7
Retailing	4.7
Materials	4.6
Transportation	4.5
Energy	4.3
Semiconductors & Semiconductor Equipment	3.7
Automobiles & Components	3.1
Insurance	2.8
Consumer Services	2.6
Diversified Financials	1.7
Food & Staples Retailing	1.6
Exchange-Traded Funds	1.4
Utilities	1.2
Food, Beverage & Tobacco	1.0
Media	1.0
Household & Personal Products	.9
110.9

†	Based on net assets.

The following is a summary of the inputs used as of November 30, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	227,636,863	-	-	227,636,863
Equity Securities - Foreign Common Stocks+	3,707,478	-	-	3,707,478
Exchange-Traded Funds	3,403,128	-	-	3,403,128
Mutual Funds	28,048,558	-	-	28,048,558

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Small/Mid Cap Fund
November 30, 2012 (Unaudited)

Common Stocks--99.8%	Shares		Value ($)
Automobiles & Components--.9%
Dana Holding	185,250		2,626,845
Thor Industries	47,710		1,800,575
			4,427,420
Banks--6.7%
Boston Private Financial Holdings	292,200		2,697,006
City National	90,360		4,399,628
First Horizon National	628,260		5,943,340
First Republic Bank	45,860		1,550,985
Hancock Holding	49,600		1,558,432
Home Loan Servicing Solutions	86,910	a	1,699,091
Huntington Bancshares	1,177,000		7,238,550
Susquehanna Bancshares	283,420		2,913,558
Webster Financial	189,970		3,955,175
			31,955,765
Capital Goods--10.9%
Armstrong World Industries	32,740		1,653,697
Briggs & Stratton	202,240		4,103,450
Carlisle	65,390		3,705,651
Granite Construction	52,560		1,608,336
Hexcel	130,380	b	3,370,323
Regal-Beloit	52,500		3,661,875
Snap-on	68,640		5,452,762
Spirit Aerosystems Holdings, Cl. A	404,240	b	6,366,780
Taser International	258,900	b	2,138,514
Teledyne Technologies	51,740	b	3,259,620
Trinity Industries	325,150		10,330,016
Triumph Group	98,710		6,476,363
			52,127,387
Commercial & Professional Services--2.9%
Brink's	67,180		1,844,763
Corporate Executive Board	47,390		2,028,292
Herman Miller	76,900		1,624,128
Portfolio Recovery Associates	21,920	b	2,166,134
Robert Half International	212,270		5,998,750

			13,662,067
Consumer Durables & Apparel--6.7%
Fifth & Pacific	225,990	b	2,723,179
Jones Group	154,320		1,814,803
Lennar, Cl. A	49,940	a	1,899,718
Mohawk Industries	92,640	b	7,966,114
PVH	86,430		9,904,014
Under Armour, Cl. A	152,240	a,b	7,890,599
			32,198,427
Diversified Financials--1.3%
Raymond James Financial	165,070		6,231,393
Energy--5.4%
Dril-Quip	38,830	b	2,732,467
EPL Oil & Gas	87,370	b	1,833,896
Gulfport Energy	84,240	b	3,204,490
Helmerich & Payne	33,430		1,745,046
McDermott International	134,370	b	1,414,916
Oceaneering International	28,400		1,496,112
Oil States International	136,470	b	9,651,158
Penn Virginia	373,380		1,654,073
Plains Exploration & Production	53,280	b	1,902,096
			25,634,254
Exchange-Traded Funds--3.6%
iShares Russell 2000 Index Fund	210,380	a	17,267,990
Food & Staples Retailing--.4%
Casey's General Stores	43,390		2,143,466
Health Care Equipment & Services--2.4%
Haemonetics	27,160	b	2,200,775
HealthSouth	88,450	b	1,945,015
HMS Holdings	89,180	b	2,066,301
Orthofix International	37,330	b	1,390,543
Universal Health Services, Cl. B	54,770		2,468,484
WellCare Health Plans	27,720	b	1,338,044
			11,409,162
Household & Personal Products--.6%
USANA Health Sciences	67,920	a,b	2,803,738
Insurance--5.9%
Arthur J. Gallagher & Co.	234,700		8,571,244
Brown & Brown	412,050		11,059,422
Fidelity National Financial, Cl. A	347,400		8,410,554
			28,041,220

Materials--7.5%
Boise	175,680		1,440,576
Coeur d'Alene Mines	117,970	b	2,743,982
Cytec Industries	137,980		9,470,947
Georgia Gulf	39,560		1,814,222
Glatfelter	92,640		1,573,954
Kraton Performance Polymers	244,560	b	5,744,714
Louisiana-Pacific	161,620	b	2,815,420
OM Group	222,020	b	4,433,739
Packaging Corp. of America	93,920		3,422,445
Schnitzer Steel Industries, Cl. A	85,510		2,410,527
			35,870,526
Media--1.3%
Lions Gate Entertainment	109,000	a,b	1,785,420
Scholastic	102,770		2,883,726
Valassis Communications	61,680	a,b	1,602,446
			6,271,592
Pharmaceuticals, Biotech & Life Sciences--5.5%
Alkermes	193,730	b	3,740,926
ARIAD Pharmaceuticals	63,090	b	1,410,692
Auxilium Pharmaceuticals	98,170	b	1,878,974
Cubist Pharmaceuticals	169,550	b	6,885,425
Jazz Pharmaceuticals	27,200	b	1,465,536
Onyx Pharmaceuticals	70,650	b	5,331,956
Salix Pharmaceuticals	94,130	b	4,033,471
Spectrum Pharmaceuticals	150,520	a,b	1,782,157
			26,529,137
Real Estate--10.2%
American Capital Mortgage
Investment Corporation	60,110		1,535,209
Anworth Mortgage Asset	236,140		1,393,226
Apollo Commercial Real Estate
Finance	96,520	c	1,610,919
BioMed Realty Trust	197,990		3,815,267
Colony Financial	79,180		1,585,184
DCT Industrial Trust	1,025,640	c	6,410,250
Douglas Emmett	61,805	c	1,403,592
Jones Lang LaSalle	148,790		12,202,268
LaSalle Hotel Properties	60,100		1,449,011
NorthStar Realty Finance	238,760		1,606,855
Pennsylvania Real Estate

Investment Trust	93,970		1,565,540
Resource Capital	786,380		4,655,370
Starwood Property Trust	313,890	c	7,175,525
Western Asset Mortgage Capital	117,800		2,430,214
			48,838,430
Retailing--8.1%
American Eagle Outfitters	514,030		10,897,436
Dick's Sporting Goods	136,710		7,178,642
Finish Line, Cl. A	68,900		1,421,407
Hot Topic	268,240		2,677,035
Rent-A-Center	70,510		2,450,928
Urban Outfitters	277,970	b	10,479,469
Williams-Sonoma	80,800		3,657,008
			38,761,925
Semiconductors & Semiconductor Equipment--1.9%
Microsemi	76,990	b	1,473,589
Skyworks Solutions	326,140	b	7,387,071
			8,860,660
Software & Services--7.1%
AVG Technologies	277,140		3,816,218
CoreLogic	269,480	b	6,963,363
CSG Systems International	76,140	b	1,414,681
Demand Media	151,080	a,b	1,344,612
MAXIMUS	29,400		1,851,906
Mentor Graphics	156,420	b	2,335,351
Nuance Communications	64,040	b	1,424,250
Synopsys	110,190	b	3,614,232
Vantiv, Cl. A	263,670		5,713,729
WEX	76,660	b	5,516,454
			33,994,796
Technology Hardware & Equipment--4.0%
Aruba Networks	89,800	b	1,749,304
Ciena	184,750	a,b	2,749,080
JDS Uniphase	216,840	b	2,630,269
NETGEAR	90,130	b	3,141,932
Power-One	299,420	a,b	1,242,593
Vishay Intertechnology	760,880	b	7,380,536
			18,893,714
Transportation--.6%
Atlas Air Worldwide Holdings	29,680	b	1,284,550
Landstar System	32,030		1,619,757

		2,904,307
Utilities--5.9%
Great Plains Energy	319,410	6,468,052
Hawaiian Electric Industries	152,540	3,799,771
MDU Resources Group	81,910	1,697,175
Portland General Electric	239,140	6,463,954
UGI	240,240	7,980,773
WGL Holdings	52,360	2,045,182
		28,454,907
Total Common Stocks
(cost $474,087,468)		477,282,283

Other Investment--.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $228,119)	228,119 [d]	228,119
Investment of Cash Collateral for
Securities Loaned--6.2%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $29,447,128)	29,447,128 [d]	29,447,128
Total Investments (cost $503,762,715)	106.0%	506,957,530
Liabilities, Less Cash and Receivables	(6.0%)	(28,680,146)
Net Assets	100.0%	478,277,384

a Security, or portion thereof, on loan. At November 30, 2012, the value of the fund's securities on loan was $28,453,857 and the value of the collateral held by the fund was $29,447,128.
b Non-income producing security.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At November 30, 2012, net unrealized appreciation on investments was $3,194,815 of which $22,953,039 related to appreciated investment securities and $19,758,224 related to depreciated investment securities. At November 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Capital Goods	10.9
Real Estate	10.2
Retailing	8.1

Materials	7.5
Software & Services	7.1
Banks	6.7
Consumer Durables & Apparel	6.7
Money Market Investments	6.2
Insurance	5.9
Utilities	5.9
Pharmaceuticals, Biotech & Life Sciences	5.5
Energy	5.4
Technology Hardware & Equipment	4.0
Exchange-Traded Funds	3.6
Commercial & Professional Services	2.9
Health Care Equipment & Services	2.4
Semiconductors & Semiconductor Equipment	1.9
Diversified Financials	1.3
Media	1.3
Automobiles & Components	.9
Household & Personal Products	.6
Transportation	.6
Food & Staples Retailing	.4
106.0

†	Based on net assets.

The following is a summary of the inputs used as of November 30, 2012 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	456,198,075	-	-	456,198,075
Equity Securities - Foreign Common Stocks+	3,816,218	-	-	3,816,218
Exchange-Traded Funds	17,267,990	-	-	17,267,990
Mutual Funds	29,675,247	-	-	29,675,247

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Tax-Sensitive Large Cap Multi-Strategy Fund
November 30, 2012 (Unaudited)

Common Stocks--85.4%	Shares		Value ($)
Automobiles & Components--.9%
BorgWarner	920	a	60,996
Ford Motor	7,213		82,589
Harley-Davidson	424		19,911
Johnson Controls	33,316		917,523
			1,081,019
Banks--3.5%
Bank of America	23,814		234,806
BB&T	10,887		306,687
Fifth Third Bancorp	3,234		47,346
First Horizon National	2,240		21,190
Hudson City Bancorp	2,790		22,487
M&T Bank	630		61,570
PNC Financial Services Group	22,050		1,237,887
SunTrust Banks	1,700		46,155
U.S. Bancorp	15,040		485,190
Wells Fargo & Co.	57,463		1,896,854
			4,360,172
Capital Goods--9.0%
3M	1,114		101,318
Boeing	8,621		640,368
Caterpillar	16,127		1,374,665
Cooper Industries	410		30,545
Cummins	136		13,350
Danaher	1,152		62,173
Deere & Co.	861		72,367
Donaldson	18,970		637,013
Dover	17,299		1,100,043
Eaton	28,222		1,472,060
Emerson Electric	12,390		622,350
Fastenal	910		38,047
Flowserve	4,870		674,738
Fluor	377		20,011
General Dynamics	741		49,276
General Electric	40,472		855,173
Honeywell International	7,810		478,987
Illinois Tool Works	280		17,240
Ingersoll-Rand	8,490		414,142
Joy Global	660		37,613
Lockheed Martin	730		68,109
MSC Industrial Direct, Cl. A	7,227		525,114
Northrop Grumman	436		29,081
PACCAR	587		25,793
Parker Hannifin	612		50,276
Pentair	306		14,838
Precision Castparts	3,927		720,173

Rockwell Collins	8,710		498,038
Stanley Black & Decker	653		46,957
United Technologies	7,097		568,541
W.W. Grainger	220		42,684
Xylem	2,698		70,391
			11,371,474
Commercial & Professional Services--.1%
ADT	697		31,992
R.R. Donnelley & Sons	1,590		14,946
Tyco International	1,194		33,874
Waste Management	2,644		86,115
			166,927
Consumer Durables & Apparel--1.1%
Coach	9,541		551,851
Lennar, Cl. A	1,930		73,417
Mattel	618		23,181
NIKE, Cl. B	7,022		684,505
Ralph Lauren	300		47,127
VF	250		40,128
			1,420,209
Consumer Services--3.2%
Carnival	9,552		369,280
Chipotle Mexican Grill	80	a	21,102
Las Vegas Sands	20,970		978,250
McDonald's	8,936		777,789
Panera Bread, Cl. A	3,088	a	495,624
Starbucks	19,804		1,027,233
Starwood Hotels & Resorts
Worldwide	760	b	41,010
Wyndham Worldwide	590		28,963
Yum! Brands	4,926		330,436
			4,069,687
Diversified Financials--2.7%
American Express	1,989		111,185
Ameriprise Financial	722		43,804
BlackRock	270		53,201
Capital One Financial	1,543		88,877
Charles Schwab	2,631		34,466
Citigroup	6,550		226,433
CME Group	575		31,780
Discover Financial Services	1,197		49,807
Goldman Sachs Group	1,474		173,622
H&R Block	1,480		26,684
IntercontinentalExchange	279	a	36,870
Invesco	51,774		1,293,832
JPMorgan Chase & Co.	14,964		614,721
Legg Mason	1,780		45,443
Moody's	720		34,978
Morgan Stanley	2,850		48,079
Principal Financial Group	1,809		49,114
State Street	10,356		460,221
T. Rowe Price Group	571		36,927

			3,460,044
Energy--9.8%
Anadarko Petroleum	931		68,140
Apache	6,704		516,811
Baker Hughes	1,160		50,054
Cabot Oil & Gas	580		27,318
Cameron International	366	a	19,746
CARBO Ceramics	5,485		419,986
Chevron	8,554		904,072
ConocoPhillips	2,236		127,318
CONSOL Energy	796		24,955
Devon Energy	860		44,436
EOG Resources	6,041		710,542
EQT	630		37,838
Exxon Mobil	15,824		1,394,727
FMC Technologies	1,240	a	50,666
Halliburton	31,286		1,043,388
Hess	680		33,735
Kinder Morgan	1,122		37,935
Marathon Oil	42,107		1,299,001
Marathon Petroleum	628		37,391
National Oilwell Varco	940		64,202
Noble	980		33,800
Noble Energy	423		41,348
Occidental Petroleum	8,024		603,485
Peabody Energy	990		24,859
Phillips 66	1,323		69,286
Pioneer Natural Resources	510		54,570
Plains Exploration & Production	9,301	a	332,046
Range Resources	480		30,730
Schlumberger	24,770		1,774,027
Southwestern Energy	33,880	a	1,175,975
Spectra Energy	1,317		36,810
Tesoro	460		19,449
Valero Energy	35,613		1,148,875
Williams	949		31,165
			12,288,686
Food & Staples Retailing--1.3%
Costco Wholesale	4,435		461,196
CVS Caremark	2,800		130,228
Kroger	1,636		42,929
Sysco	1,650		52,223
Wal-Mart Stores	12,649		910,981
Walgreen	2,047		69,414
Whole Foods Market	390		36,410
			1,703,381
Food, Beverage & Tobacco--4.8%
Altria Group	4,149		140,278
Archer-Daniels-Midland	1,410		37,647
Beam	389		21,827
Coca-Cola	32,804		1,243,928
ConAgra Foods	960		28,666

Constellation Brands, Cl. A	530	a	19,016
Dean Foods	1,080	a	18,511
Dr. Pepper Snapple Group	770		34,534
General Mills	1,720		70,503
H.J. Heinz	853		49,866
Hershey	281		20,589
Kraft Foods Group	1,401	a	63,353
Lorillard	330		39,983
McCormick & Co.	842		54,360
Mead Johnson Nutrition	3,687		251,417
Molson Coors Brewing, Cl. B	850		35,241
Mondelez International, Cl. A	58,475		1,513,918
Monster Beverage	400	a	20,820
PepsiCo	23,221		1,630,346
Philip Morris International	7,824		703,221
Reynolds American	790		34,539
Tyson Foods, Cl. A	1,390		26,646
			6,059,209
Health Care Equipment & Services--4.5%
Aetna	778		33,602
AmerisourceBergen	846		35,718
Baxter International	1,585		105,038
Boston Scientific	239	a	1,324
C.R. Bard	6,309		624,654
Cardinal Health	1,070		43,281
Cerner	360	a	27,799
Cigna	598		31,257
Coventry Health Care	400		17,472
Covidien	6,991		406,247
DaVita HealthCare Partners	450	a	48,600
Edwards Lifesciences	310	a	26,899
Express Scripts Holding	24,968	a	1,344,527
Humana	411		26,884
Intuitive Surgical	110	a	58,190
Laboratory Corp. of America
Holdings	301	a	25,462
McKesson	469		44,306
Medtronic	2,236		94,158
Meridian Bioscience	22,967		460,029
Quest Diagnostics	650		37,557
ResMed	20,537		843,865
St. Jude Medical	116		3,976
Stryker	10,661		577,400
UnitedHealth Group	2,252		122,486
Varian Medical Systems	8,139	a	562,893
WellPoint	244		13,640
			5,617,264
Household & Personal Products--2.1%
Clorox	900		68,715
Colgate-Palmolive	6,764		733,894
Estee Lauder, Cl. A	820		47,765
Kimberly-Clark	920		78,862

Procter & Gamble	24,396		1,703,573
			2,632,809
Insurance--2.4%
ACE	739		58,551
Aflac	1,080		57,229
Allstate	1,260		51,005
American International Group	2,260	a	74,874
Aon	8,476		481,437
Berkshire Hathaway, Cl. B	4,062	a	357,781
Chubb	711		54,740
Cincinnati Financial	1,410		57,133
Lincoln National	2,076		51,277
Loews	957		39,122
Marsh & McLennan	896		31,557
MetLife	36,662		1,216,812
Prudential Financial	1,076		56,081
Travelers	5,371		380,374
			2,967,973
Materials--3.4%
Air Products & Chemicals	3,569		296,013
Celanese, Ser. A	22,784		935,055
CF Industries Holdings	200		42,806
Cliffs Natural Resources	570		16,387
Dow Chemical	2,926		88,336
E.I. du Pont de Nemours & Co.	1,691		72,950
Freeport-McMoRan Copper & Gold	9,454		368,801
International Paper	1,354		50,288
LyondellBasell Industries, Cl. A	490		24,368
Monsanto	9,001		824,402
Newmont Mining	1,280		60,275
Nucor	1,070		44,063
PPG Industries	578		71,828
Praxair	5,797		621,496
Sigma-Aldrich	9,096		659,642
United States Steel	830		17,895
Vulcan Materials	679		35,878
			4,230,483
Media--2.8%
CBS, Cl. B	959		34,505
Comcast, Cl. A	33,786		1,256,163
DIRECTV	1,492	a	74,152
Discovery Communications, Cl. A	1,070	a	64,639
McGraw-Hill	898		47,693
News, Cl. A	4,796		118,173
Omnicom Group	820		40,787
Time Warner	2,392		113,142
Time Warner Cable	913		86,635
Viacom, Cl. B	1,308		67,506
Walt Disney	32,348		1,606,402
			3,509,797
Pharmaceuticals, Biotech & Life Sciences--7.3%
Abbott Laboratories	3,523		228,995

Agilent Technologies	416		15,929
Alexion Pharmaceuticals	390	a	37,448
Allergan	659		61,122
Amgen	1,860		165,168
Biogen Idec	522	a	77,825
Bristol-Myers Squibb	3,832		125,038
Celgene	9,383	a	737,410
Eli Lilly & Co.	9,656		473,530
Forest Laboratories	1,120	a	39,715
Gilead Sciences	19,450	a	1,458,750
Johnson & Johnson	14,301		997,209
Life Technologies	650	a	32,077
Merck & Co.	7,811		346,027
Perrigo	320		33,120
Pfizer	41,737		1,044,260
Shire, ADR	3,050		264,222
Teva Pharmaceutical Industries,
ADR	32,860		1,325,901
Thermo Fisher Scientific	810		51,476
Waters	440	a	37,202
Watson Pharmaceuticals	17,837	a	1,569,834
			9,122,258
Real Estate--.5%
American Tower	975	b	73,057
AvalonBay Communities	199	b	26,226
CBRE Group, Cl. A	1,520	a	28,774
Equity Residential	717	b	39,801
HCP	1,330	b	59,916
Health Care REIT	940	b	55,357
Host Hotels & Resorts	2,163	b	31,774
Plum Creek Timber	661	b	28,324
ProLogis	1,560	b	52,946
Public Storage	240		33,754
Simon Property Group	782	b	118,966
Ventas	890	b	56,649
Weyerhaeuser	990	b	27,284
			632,828
Retailing--4.9%
Amazon.com	2,447	a	616,766
Bed Bath & Beyond	568	a	33,353
Dollar Tree	660	a	27,548
eBay	2,742	a	144,832
Expedia	230		14,228
Family Dollar Stores	13,363		951,446
Genuine Parts	604		39,314
Home Depot	11,503		748,500
Limited Brands	529		27,587
Lowe's	26,642		961,510
Macy's	1,199		46,401
Netflix	150	a	12,256
Nordstrom	740		40,027
O'Reilly Automotive	264	a	24,837

priceline.com	108	a	71,621
Ross Stores	1,154		65,686
Staples	2,200		25,740
Target	1,870		118,053
TJX	23,872		1,058,484
Tractor Supply	6,018		539,333
Urban Outfitters	16,690	a	629,213
			6,196,735
Semiconductors & Semiconductor Equipment--1.8%
Altera	968		31,354
Analog Devices	1,503		61,022
Broadcom, Cl. A	32,550	a	1,053,969
Intel	33,047		646,730
Lam Research	960	a	33,715
NVIDIA	1,980		23,720
NXP Semiconductors	9,870	a	241,618
Texas Instruments	2,339		68,930
Xilinx	1,834		63,548
			2,224,606
Software & Services--8.2%
Accenture, Cl. A	5,923		402,290
Adobe Systems	17,292	a	598,476
Akamai Technologies	440	a	16,113
Automatic Data Processing	11,437		649,164
Citrix Systems	394	a	24,097
Cognizant Technology Solutions,
Cl. A	621	a	41,750
Fiserv	616	a	47,426
Google, Cl. A	1,538	a	1,074,093
International Business Machines	10,197		1,938,144
Intuit	737		44,154
MasterCard, Cl. A	2,151		1,051,151
Microsoft	34,993		931,514
Oracle	27,965		897,677
Paychex	18,584		604,723
Salesforce.com	8,744	a	1,378,666
Symantec	1,404	a	26,339
Visa, Cl. A	1,110		166,178
Western Union	72		908
Yahoo!	19,852	a	372,622
			10,265,485
Technology Hardware & Equipment--7.6%
Amphenol, Cl. A	10,777		667,312
Apple	8,088		4,733,745
Cisco Systems	42,852		810,331
Corning	3,900		47,697
Dell	3,570		34,415
EMC	11,407	a	283,122
F5 Networks	130	a	12,178
Hewlett-Packard	4,728		61,417
Juniper Networks	1,720	a	30,926
Motorola Solutions	768		41,818

NetApp	680	a	21,563
QUALCOMM	22,946		1,459,825
SanDisk	1,040	a	40,664
Seagate Technology	950		23,845
Teradata	20,298	a	1,207,325
Western Digital	450		15,048
			9,491,231
Telecommunication Services--1.0%
AT&T	18,780		640,961
CenturyLink	1,070		41,559
Crown Castle International	800	a	54,016
Sprint Nextel	8,940	a	51,226
Verizon Communications	10,930		482,232
			1,269,994
Transportation--1.1%
C.H. Robinson Worldwide	7,555		466,446
CSX	888		17,547
Expeditors International of
Washington	7,376		276,010
FedEx	908		81,293
Norfolk Southern	102		6,159
Southwest Airlines	3,960		37,739
Union Pacific	3,744		459,688
United Parcel Service, Cl. B	1,123		82,103
			1,426,985
Utilities--1.4%
American Electric Power	1,420		60,563
CenterPoint Energy	18,800		370,924
CMS Energy	2,796		68,306
Dominion Resources	883		45,130
DTE Energy	660		39,983
Duke Energy	1,781		113,664
Exelon	650		19,643
FirstEnergy	920		39,063
NextEra Energy	1,050		72,146
NiSource	1,200		29,004
NRG Energy	2,000		42,200
Pepco Holdings	3,550		70,077
Pinnacle West Capital	1,425		73,331
SCANA	1,330		61,632
Sempra Energy	6,513		445,619
Southern	2,253		98,118
TECO Energy	3,290		55,305
			1,704,708
Total Common Stocks
(cost $92,178,910)			107,273,964

Other Investment--14.5%
Registered Investment Companies;
BNY Mellon U.S. Core Equity 130/30
Fund, Cl. M	757,070	c	9,327,108
Dreyfus Institutional Preferred

Plus Money Market Fund	2,545,173	d	2,545,173
Dreyfus Research Growth Fund, Cl.
I	610,755	c	6,327,424
Total Other Investment
(cost $16,912,105)			18,199,705
Total Investments (cost $109,091,015)	99.9%		125,473,669
Cash and Receivables (Net)	.1%		76,708
Net Assets	100.0%		125,550,377

ADR - American Depository Receipts
REIT - Real Estate Investment Trust

a	Non-income producing security.
b	Investment in real estate investment trust.
c	Investment in affiliated mutual fund.
d	Investment in affiliated money market mutual fund.

At November 30, 2012, net unrealized appreciation on investments was $16,382,654 of which $17,668,607 related to appreciated investment securities and $1,285,953 related to depreciated investment securities. At November 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Domestic	12.5
Energy	9.8
Capital Goods	9.0
Software & Services	8.2
Technology Hardware & Equipment	7.6
Pharmaceuticals, Biotech & Life Sciences	7.3
Retailing	4.9
Food, Beverage & Tobacco	4.8
Health Care Equipment & Services	4.5
Banks	3.5
Materials	3.4
Consumer Services	3.2
Media	2.8
Diversified Financials	2.7
Insurance	2.4
Household & Personal Products	2.1
Money Market Investment	2.0
Semiconductors & Semiconductor Equipment	1.8
Utilities	1.4
Food & Staples Retailing	1.3
Consumer Durables & Apparel	1.1
Transportation	1.1
Telecommunication Services	1.0
Automobiles & Components	.9
Real Estate	.5
Commercial & Professional Services	.1
99.9

†	Based on net assets.

The following is a summary of the inputs used as of November 30, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	105,442,223	-	-	105,442,223
Equity Securities - Foreign Common Stocks+	1,831,741	-	-	1,831,741
Mutual Funds	18,199,705	-	-	18,199,705

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon U.S. Core Equity 130/30 Fund
November 30, 2012 (Unaudited)

Common Stocks--126.2%	Shares		Value ($)
Automobiles & Components--1.4%
Delphi Automotive	112,940	a	3,838,831
Banks--3.6%
U.S. Bancorp	74,130	a	2,391,434
Wells Fargo & Co.	225,350	a	7,438,803
			9,830,237
Capital Goods--6.9%
Eaton	73,810		3,849,930
Fluor	63,450		3,367,926
General Electric	454,080	a	9,594,710
Oshkosh	55,800	b	1,637,730
Pentair	11,236	a	544,834
			18,995,130
Commercial & Professional Services--2.2%
ADT	23,415	a	1,074,748
Robert Half International	127,920	a	3,615,019
Tyco International	46,830	a	1,328,567
			6,018,334
Consumer Durables & Apparel--2.0%
PVH	49,270	a	5,645,849
Diversified Financials--13.2%
Affiliated Managers Group	31,375	a,b	4,043,296
American Express	75,480	a	4,219,332
Ameriprise Financial	68,100		4,131,627
Bank of America	247,750	a	2,442,815
Capital One Financial	52,910	a	3,047,616
Discover Financial Services	63,960		2,661,376
IntercontinentalExchange	20,850	a,b	2,755,327
JPMorgan Chase & Co.	39,900		1,639,092
Legg Mason	53,690	a	1,370,706
Moody's	117,300	a	5,698,434
SLM	88,390	a	1,462,854
T. Rowe Price Group	25,040	a	1,619,337

Waddell & Reed Financial, Cl. A	33,880		1,100,761
			36,192,573
Energy--13.1%
Anadarko Petroleum	49,520	a	3,624,369
Apache	27,580	a	2,126,142
Chevron	69,000	a	7,292,610
Ensco, Cl. A	64,790	a	3,772,722
EOG Resources	33,670	a	3,960,265
National Oilwell Varco	98,140	a	6,702,962
Occidental Petroleum	32,940	a	2,477,417
Schlumberger	38,310		2,743,762
TransCanada	67,820	a	3,119,042
			35,819,291
Exchange-Traded Funds--4.0%
Standard & Poor's Depository
Receipts S&P 500 ETF Trust	76,610		10,890,112
Food & Staples Retailing--.6%
Costco Wholesale	14,770	a	1,535,932
Food, Beverage & Tobacco--8.9%
Beam	48,680		2,731,435
ConAgra Foods	46,000		1,373,560
Dean Foods	124,890	b	2,140,615
Dr. Pepper Snapple Group	32,510		1,458,073
Philip Morris International	99,820	a	8,971,822
Unilever, ADR	204,300	a	7,834,905
			24,510,410
Health Care Equipment & Services--5.1%
Cerner	16,620	a,b	1,283,396
Cigna	40,210	a	2,101,777
Covidien	121,800	a	7,077,798
McKesson	24,370	a	2,302,234
MEDNAX	17,490	b	1,381,710
			14,146,915
Household & Personal Products--.3%
Church & Dwight	14,860		804,669
Insurance--2.8%
Allstate	34,170		1,383,202
American International Group	59,320	a,b	1,965,272
Chubb	54,850	a	4,222,901

			7,571,375
Materials--5.4%
LyondellBasell Industries, Cl. A	66,940	a	3,328,926
Monsanto	83,010	a	7,602,886
PPG Industries	17,670	a	2,195,851
Vulcan Materials	30,440		1,608,450
			14,736,113
Media--3.4%
CBS, Cl. B	58,820	a	2,116,344
Walt Disney	144,340	a	7,167,924
			9,284,268
Pharmaceuticals, Biotech & Life Sciences--16.8%
ARIAD Pharmaceuticals	61,850	b	1,382,966
Cubist Pharmaceuticals	28,890	a,b	1,173,223
Gilead Sciences	23,230	b	1,742,250
Illumina	30,050	b	1,613,985
Johnson & Johnson	131,930	a	9,199,479
Merck & Co.	176,550	a	7,821,165
Pfizer	460,780	a	11,528,716
Sanofi, ADR	231,430	a	10,326,407
Vertex Pharmaceuticals	29,700	a,b	1,181,763
			45,969,954
Real Estate--2.5%
American Tower	29,820	a	2,234,413
CBRE Group, Cl. A	170,890	b	3,234,948
ProLogis	40,140		1,362,352
			6,831,713
Retailing--6.2%
Amazon.com	6,230	a,b	1,570,271
American Eagle Outfitters	82,220	a	1,743,064
Cabela's	91,630	a,b	4,377,165
Dollar General	74,510	b	3,725,500
Foot Locker	41,400		1,483,776
Target	22,440	a	1,416,637
Tractor Supply	15,010		1,345,196
Urban Outfitters	38,110	b	1,436,747
			17,098,356
Semiconductors & Semiconductor Equipment--3.4%
Broadcom, Cl. A	61,210	a,b	1,981,980

Skyworks Solutions	252,980	a,b	5,729,997
Xilinx	44,630	a	1,546,429
			9,258,406
Software & Services--7.8%
Alliance Data Systems	24,600	a,b	3,505,254
Cognizant Technology Solutions,
Cl. A	47,020	b	3,161,155
International Business Machines	24,620		4,679,523
Oracle	197,600	a	6,342,960
Teradata	18,810	b	1,118,819
VMware, Cl. A	28,750	a,b	2,614,812
			21,422,523
Technology Hardware & Equipment--11.6%
Apple	24,070	a	14,087,690
Ciena	204,400	a,b	3,041,472
EMC	165,600	a,b	4,110,192
QUALCOMM	148,110	a	9,422,758
Vishay Intertechnology	107,750	a,b	1,045,175
			31,707,287
Transportation--5.0%
FedEx	48,970		4,384,284
JB Hunt Transport Services	47,780	a	2,840,521
Union Pacific	53,900	a	6,617,842
			13,842,647
Total Common Stocks
(cost $299,129,708)			345,950,925

Other Investment--.1%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $329,219)	329,219	[c]	329,219
Total Investments (cost $299,458,927)	126.3%		346,280,144
Liabilities, Less Cash and Receivables	(26.3%)		(72,006,752)
Net Assets	100.0%		274,273,392

ADR - American Depository Receipts

a	Held by a broker as collateral for open short positions.

b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At November 30, 2012, net unrealized appreciation on investments was $48,915,669 of which $55,970,351 related to appreciated investment securities and $7,054,682 related to depreciated investment securities. At November 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Pharmaceuticals, Biotech & Life Sciences	16.8
Energy	13.1
Diversified Financials	13.2
Technology Hardware & Equipment	11.6
Food, Beverage & Tobacco	8.9
Software & Services	7.8
Capital Goods	6.9
Retailing	6.2
Materials	5.4
Health Care Equipment & Services	5.1
Transportation	5.0
Exchange-Traded Funds	4.0
Banks	3.6
Media	3.4
Semiconductors & Semiconductor Equipment	3.4
Insurance	2.8
Real Estate	2.5
Commercial & Professional Services	2.2
Consumer Durables & Apparel	2.0
Automobiles & Components	1.4
Food & Staples Retailing	.6
Household & Personal Products	.3
Money Market Investment	.1
126.3

† Based on net assets.

STATEMENT OF SECURITIES SOLD SHORT
November 30, 2012 (Unaudited)

Common Stocks--26.2%	Shares		Value ($)
Automobiles & Components--.4%
Gentex	65,940		1,170,435
Banks--1.3%
Comerica	36,730		1,086,841
KeyCorp	129,570		1,046,926
New York Community Bancorp	100,790		1,311,278
			3,445,045
Commercial & Professional Services--.9%
Waste Management	74,580		2,429,071
Consumer Durables & Apparel--1.2%
Leggett & Platt	64,440		1,794,654
Ralph Lauren	8,730		1,371,396
			3,166,050
Consumer Services--1.7%
Chipotle Mexican Grill	4,670	a	1,231,853
Dunkin' Brands Group	67,670		2,153,259
Marriott International, Cl. A	37,160		1,348,536
			4,733,648
Diversified Financials--2.1%
Jefferies Group	80,660		1,367,994
State Street	45,180		2,007,799
TD Ameritrade Holding	139,560		2,260,872
			5,636,665
Food, Beverage & Tobacco--1.6%
Altria Group	85,060		2,875,878
Hershey	19,740		1,446,350
			4,322,228
Health Care Equipment & Services--5.3%
Haemonetics	38,160	a	3,092,105
Henry Schein	18,450	a	1,490,206
Masimo	147,910		3,064,695
Omnicare	38,150		1,382,556
Owens & Minor	117,180		3,208,388
Varian Medical Systems	33,720	a	2,332,075

			14,570,025
Household & Personal Products--.6%
Estee Lauder, Cl. A	26,430		1,539,547

Materials--2.9%
Air Products & Chemicals	26,650		2,210,351
Albemarle	32,210		1,925,836
Alcoa	156,390		1,315,240
E.I. du Pont de Nemours & Co.	30,540		1,317,496
Greif, Cl. A	31,900		1,308,857
			8,077,780
Pharmaceuticals, Biotech & Life Sciences--.5%
United Therapeutics	26,300	a	1,382,065

Real Estate--.5%
AvalonBay Communities	10,080		1,328,443

Retailing--1.8%
Monro Muffler Brake	61,510		1,973,241
PetSmart	20,230		1,429,452
TJX	31,970		1,417,550
			4,820,243
Semiconductors & Semiconductor Equipment--1.7%
Intel	104,610		2,047,218
KLA-Tencor	59,300		2,696,371
			4,743,589
Software & Services--1.4%
Heartland Payment Systems	51,840		1,536,019
Infosys, ADR	23,470		1,043,241
Microsoft	51,340		1,366,671
			3,945,931
Technology Hardware & Equipment--1.3%
Hewlett-Packard	170,320		2,212,457
Research In Motion	126,540	a	1,467,864
			3,680,321
Transportation--1.0%
CSX	65,690		1,298,034
Expeditors International of Washington	38,380		1,436,180
			2,734,214

Total Securities Sold Short (proceeds $73,819,752)	71,725,300

ADR - American Depository Receipts
a	Non-income producing security.

Portfolio Summary (Unaudited) †	Value (%)
Health Care Equipment & Services	5.3
Materials	2.9
Diversified Financials	2.1
Retailing	1.8
Consumer Services	1.7
Semiconductors & Semiconductor Equipment	1.7
Food, Beverage & Tobacco	1.6
Software & Services	1.4
Banks	1.3
Technology Hardware & Equipment	1.3
Consumer Durables & Apparel	1.2
Transportation	1.0
Commercial & Professional Services	.9
Household & Personal Products	.6
Pharmaceuticals, Biotech & Life Sciences	.5
Real Estate	.5
Automobiles & Components	.4
26.2

† Based on net assets.

The following is a summary of the inputs used as of November 30, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	310,007,737	-	-	310,007,737
Equity Securities - Foreign Common Stocks+	25,053,076	-	-	25,053,076
Exchange-Traded Funds	10,890,112	-	-	10,890,112
Mutual Funds	329,219	-	-	329,219
Liabilities ($)
Other Financial Instruments:
Securities Sold Short:
Equity Securities - Domestic++	(69,214,195)	-	-	(69,214,195)
Equity Securities - Foreign++	(2,511,105)	-	-	(2,511,105)

+ See Statement of Investments for additional detailed categorizations.
++ See Statement of Securities Sold Short for additional detailed classifications.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Short Sales: The fund is engaged in short-selling which obligates the fund to replace the security borrowed by purchasing the security at current market value. The fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund realizes a gain if the price of the security declines between those dates. Until the fund replaces the borrowed security, the fund will maintain daily a segregated account with a broker or custodian of permissible liquid assets sufficient to cover its short positions.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Funds Trust

By: /s/ David K. Mossman
David K. Mossman President
Date:	1/24/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David K. Mossman
David K. Mossman President
Date:	1/24/2013

By: /s/ James Windels
James Windels Treasurer
Date:	1/24/2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)